                                             REGISTRATION NOS. 33-75292/811-3240

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                                   ----------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                 Pre-Effective Amendment No.     [ ]
                 Post Effective Amendment No. 21 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         Amendment No. 77        [X]

                                   ----------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-3150
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                   ----------

                             MARY L. CAVANAUGH, ESQ.
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

              It is proposed that this filing will become effective:

         [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
         [X]  On May 1, 2003 pursuant to paragraph (b) of Rule 485
         [ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485
         [ ]  on [date] pursuant to paragraph (a) (1) of Rule 485

                                   ----------

                      TITLE OF SECURITIES BEING REGISTERED:
            Group and Individual Fixed and Variable Annuity Contracts
                               Portfolio Director
                              Portfolio Director 2
                             Portfolio Director Plus

================================================================================

The Variable Annuity Life Insurance Company
Units of Interest Under Group and Individual
Fixed and Variable Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director Separate Account A
For Series 1.00 to 12.00                                            May 1, 2003

Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable annuity contracts (the "Contracts") for Participants in certain employer-sponsored retirement plans and individual retirement plans ("IRAs"). Portfolio Director may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

Portfolio Director permits you to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in Portfolio Director and will help you make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2003, contains additional information about Portfolio Director and is part of this prospectus. For a free copy call 1-800-428-2542 (option 3). The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------

VALIC Company I                    VALIC Company II                   American Century Ultra Fund
Asset Allocation Fund              Aggressive Growth Lifestyle Fund   Ariel Appreciation Fund
Blue Chip Growth Fund              Capital Appreciation Fund          Ariel Fund
Capital Conservation Fund          Conservative Growth Lifestyle Fund Credit Suisse Small Cap Growth Fund
Core Equity Fund                   Core Bond Fund                     Dreyfus BASIC U.S. Mortgage Securities Fund
Government Securities Fund         High Yield Bond Fund               Evergreen Growth and Income Fund
Growth & Income Fund               International Growth II Fund       Evergreen Small Cap Value Fund
Health Sciences Fund               Large Cap Value Fund               Evergreen Value Fund
Income & Growth Fund               Mid Cap Growth Fund                Evergreen Special Equity Fund
International Equities Fund        Mid Cap Value Fund                 INVESCO Growth Fund
International Government Bond Fund Moderate Growth Lifestyle Fund     Janus Adviser Worldwide Fund
International Growth I Fund        Money Market II Fund               Janus Fund
Large Cap Growth Fund              Small Cap Growth Fund              Lou Holland Growth Fund
Mid Cap Index Fund                 Small Cap Value Fund               MSIF Trust Mid Cap Growth Portfolio
Money Market I Fund                Socially Responsible Fund          Putnam Global Equity Fund
Nasdaq-100(R) Index Fund           Strategic Bond Fund                Putnam New Opportunities Fund
Opportunities Fund                                                    Putnam OTC & Emerging Growth Fund
Science & Technology Fund                                             Sit Mid Cap Growth Fund
Small Cap Fund                                                        Sit Small Cap Growth Fund
Small Cap Index Fund                                                  Templeton Foreign Fund
Social Awareness Fund                                                 Templeton Global Asset Allocation Fund
Stock Index Fund                                                      Vanguard Lifestrategy Conservative Growth Fund
Value Fund                                                            Vanguard Lifestrategy Growth Fund
                                                                      Vanguard Lifestrategy Moderate Growth Fund
                                                                      Vanguard Long-Term Corporate Fund
                                                                      Vanguard Long-Term Treasury Fund
                                                                      Vanguard Wellington Fund
                                                                      Vanguard Windsor II Fund

Table of Contents
--------------------------------------------------------------------------------


                                                               Page
                                                               ----
            Glossary of Terms.................................   4

            Highlights........................................   5

            Fee Tables........................................   7

            Selected Purchase Unit Data.......................   9

            General Information...............................  11
               About Portfolio Director.......................  11
               About VALIC....................................  12
               About VALIC Separate Account A.................  12
               Units of Interest..............................  12
               Distribution of the Contracts..................  13

            Fixed and Variable Account Options................  13
               Fixed Account Options..........................  13
               Variable Account Options.......................  14

            Purchase Period...................................  22
               Account Establishment..........................  22
               When Your Account Will Be Credited.............  22
               Purchase Units.................................  23
               Calculation of Purchase Unit Value.............  23
               Calculation of Value for Fixed Account Options.  23
               Calculation of Value for Variable
                 Account Options..............................  24
               Stopping Purchase Payments.....................  24

            Transfers Between Investment Options..............  24
               During the Purchase Period.....................  24
               During the Payout Period.......................  25
               Communicating Transfer or
                 Reallocation Instructions....................  25
               Effective Date of Transfer.....................  26
               Market Timing -- Frequent Transfers............  26

            Fees and Charges..................................  27
               Account Maintenance Charge.....................  27
               Surrender Charge...............................  27
                   Amount of Surrender Charge.................  27
                   10% Free Withdrawal........................  27
                   Exceptions to Surrender Charge.............  27
               Premium Tax Charge.............................  28
               Separate Account Charges.......................  28
               Fund Annual Expense Charges....................  28
               Other Tax Charges..............................  28
               Reduction or Waiver of Account Maintenance,
                 Surrender, or Separate Account Charges.......  28
               Separate Account Expense Reimbursement
                 or Credits...................................  29
               Market Value Adjustment........................  29

            Payout Period.....................................  30
               Fixed Payout...................................  30
               Variable Payout................................  30
               Combination Fixed and Variable Payout..........  30
               Payout Date....................................  30
               Payout Options.................................  30
               Enhancements to Payout Options.................  31
               Payout Information.............................  31

                                                                   Page
                                                                   ----

         Surrender of Account Value...............................  31
            When Surrenders Are Allowed...........................  31
            Surrender Process.....................................  31
            Amount That May Be Surrendered........................  32
            Surrender Restrictions................................  32
            Partial Surrenders....................................  32
            Systematic Withdrawals................................  32
            Distributions Required by Federal Tax Law.............  33

         Exchange Privilege.......................................  33
            Restrictions on Exchange Privilege....................  33
            Taxes and Conversion Costs............................  33
            Surrender Charges.....................................  33
            Exchange Offers for Contracts Other Than
              Portfolio Director..................................  33
            Comparison of Contracts...............................  34
            Features of Portfolio Director........................  34
            Agents' and Managers' Retirement Plan
              Exchange Offer......................................  34

         Death Benefits...........................................  35
            The Process...........................................  35
            Beneficiary Information...............................  35
                Spousal Beneficiaries.............................  35
                Beneficiaries Other Than Spouses..................  35
            Special Information for Individual Non-Tax
              Qualified Contracts.................................  35
            During the Purchase Period............................  36
            Interest Guaranteed Death Benefit.....................  36
            Standard Death Benefit................................  36
            During the Payout Period..............................  36

         Investment Performance of Separate Account
           Divisions..............................................  37

         Other Contract Features..................................  37
            Changes That May Not Be Made..........................  37
            Change of Beneficiary.................................  37
            Contingent Owner......................................  37
            Cancellation -- The 20-Day "Free Look"................  37
            We Reserve Certain Rights.............................  37
            Variable Account Option Changes.......................  38
            Relationship to Employer's Plan.......................  38

         Voting Rights............................................  38
            Who May Give Voting Instructions......................  38
            Determination of Fund Shares Attributable to
              Your Account........................................  38
                During Purchase Period............................  38
                During Payout Period or After a Death Benefit
                  Has Been Paid...................................  38
            How Fund Shares Are Voted.............................  38

         Federal Tax Matters......................................  39
            Type of Plans.........................................  39
            Tax Consequences in General...........................  39
            Effect of Tax Deferred Accumulations..................  40

         Table of Contents of Statement of
           Additional Information.................................  42

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "We," "Us," "Our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the participant, contract owner, annuitant or beneficiary.

Other specific terms We use in this prospectus are:

   Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

   Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

   Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your variable account option.

   Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

   Contract Owner -- the individual or entity to whom the annuity contract ("Contract") is issued. For a group annuity contract, this will usually be your employer. For individual contracts, this will usually be you.

   Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

   Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

   Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

   Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

   Participant Year -- a twelve month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

   Payout Period -- the time when you withdraw your money in a steady stream of payments ("Payout Payments"). Also may be called the "Annuity Period."

   Payout Unit -- A measuring unit used to calculate Payout Payments from your variable account option. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

   Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

   Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of an annuity Contract.

   Purchase Period -- the time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

   Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

   VALIC Separate Account A -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

   Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts. Each Division is a subaccount of VALIC Separate Account A. Each Separate Account Division represents Our investment in a different mutual fund.

Highlights
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan or Internal Revenue Code ("IRC") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that We receive your request, depending on your state law. See "Other Contract Features."

Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 1.25% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under IRC sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Mortality and expense risk fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will also be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than IRAs, which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

--------------------------------------------------------------------------------


Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling AIG VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see "Transfers Between Investment Options."

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact Us at 1-800-428-2542.

 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

Fee Tables
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted if applicable.

Contract Owner/Participant Expenses(1)

                        Maximum Surrender Charge(2) 5.00%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

       Account Maintenance Charge ($3.75 per quarter, annualized)(2) $15

Separate Account Charges
(as a percentage of Separate Account average net assets):

                                                  Separate Separate Account    Total
                                                  Account   Reimbursement    Separate
Variable Account Option                            Fee(3)    or Credit(4)   Account Fee
-----------------------                           -------- ---------------- -----------
VALIC Company I
   Asset Allocation Fund                            1.00%          --          1.00%
   Blue Chip Growth Fund                            1.00           --          1.00
   Capital Conservation Fund                        1.00           --          1.00
   Core Equity Fund                                 1.00           --          1.00
   Government Securities Fund                       1.00           --          1.00
   Growth & Income Fund                             1.00           --          1.00
   Health Sciences Fund                             1.00           --          1.00
   Income & Growth Fund                             1.00           --          1.00
   International Equities Fund                      1.00           --          1.00
   International Government Bond Fund               1.00           --          1.00
   International Growth I Fund                      1.00           --          1.00
   Large Cap Growth Fund                            1.00           --          1.00
   Mid Cap Index Fund                               1.00           --          1.00
   Money Market I Fund                              1.00           --          1.00
   Nasdaq-100(R) Index Fund                         1.00           --          1.00
   Opportunities Fund                               1.00           --          1.00
   Science & Technology Fund                        1.00           --          1.00
   Small Cap Fund                                   1.00           --          1.00
   Small Cap Index Fund                             1.00           --          1.00
   Social Awareness Fund                            1.00           --          1.00
   Stock Index Fund                                 1.00           --          1.00
   Value Fund                                       1.00           --          1.00
VALIC Company II
   Aggressive Growth Lifestyle Fund                 1.00        (0.25%)        0.75
   Capital Appreciation Fund                        1.00        (0.25)         0.75
   Conservative Growth Lifestyle Fund               1.00        (0.25)         0.75
   Core Bond Fund                                   1.00        (0.25)         0.75
   High Yield Bond Fund                             1.00        (0.25)         0.75
   International Growth II Fund                     1.00        (0.25)         0.75
   Large Cap Value Fund                             1.00        (0.25)         0.75
   Mid Cap Growth Fund                              1.00        (0.25)         0.75
   Mid Cap Value Fund                               1.00        (0.25)         0.75
   Moderate Growth Lifestyle Fund                   1.00        (0.25)         0.75
   Money Market II Fund                             1.00        (0.25)         0.75
   Small Cap Growth Fund                            1.00        (0.25)         0.75
   Small Cap Value Fund                             1.00        (0.25)         0.75
   Socially Responsible Fund                        1.00        (0.25)         0.75
   Strategic Bond Fund                              1.00        (0.25)         0.75
American Century Ultra Fund, Investor Class         1.25        (0.21)         1.04
Ariel Appreciation Fund                             1.25        (0.25)         1.00
Ariel Fund                                          1.25        (0.25)         1.00
Credit Suisse Small Cap Growth Fund, Common Class   1.25        (0.25)         1.00
Dreyfus BASIC U.S. Mortgage Securities Fund         1.25        (0.25)         1.00
Evergreen Growth and Income Fund, Class A           1.25        (0.25)         1.00
Evergreen Small Cap Value Fund, Class A             1.25        (0.25)         1.00
Evergreen Value Fund, Class A                       1.25        (0.25)         1.00
Evergreen Special Equity Fund, Class A              1.25        (0.25)         1.00
INVESCO Growth Fund, Investor Class                 1.25        (0.25)         1.00

--------------------------------------------------------------------------------

                                                   Separate Separate Account    Total
                                                   Account   Reimbursement    Separate
Variable Account Option                             Fee(3)    or Credit(4)   Account Fee
-----------------------                            -------- ---------------- -----------
Janus Adviser Worldwide Fund, Class I                1.25        (0.25)         1.00
Janus Fund                                           1.25        (0.25)         1.00
Lou Holland Growth Fund                              1.25        (0.25)         1.00
MSIF Trust Mid Cap Growth Portfolio, Adviser Class   1.25        (0.25)         1.00
Putnam Global Equity Fund, Class A                   1.25        (0.25)         1.00
Putnam New Opportunities Fund, Class A               1.25        (0.25)         1.00
Putnam OTC & Emerging Growth Fund, Class A           1.25        (0.25)         1.00
Sit Mid Cap Growth Fund                              1.25        (0.25)         1.00
Sit Small Cap Growth Fund                            1.25        (0.25)         1.00
Templeton Foreign Fund, Class A                      1.25        (0.25)         1.00
Templeton Global Asset Allocation Fund, Class 1      1.25           --          1.25
Vanguard Lifestrategy Conservative Growth Fund       1.25           --          1.25
Vanguard Lifestrategy Growth Fund                    1.25           --          1.25
Vanguard Lifestrategy Moderate Growth Fund           1.25           --          1.25
Vanguard Long-Term Corporate Fund, Investor Shares   1.25        (0.25)         1.00
Vanguard Long-Term Treasury Fund, Investor Shares    1.25        (0.25)         1.00
Vanguard Wellington Fund, Investor Shares            1.25           --          1.25
Vanguard Windsor II Fund, Investor Shares            1.25           --          1.25

--------
(1) Premium taxes are not shown here, but may be charged by some states. See "Premium Tax Charge."
(2) Reductions in the surrender charge and the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
(3) Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."
(4) For these Variable Account Options, the Company's charges to these Divisions are reduced voluntarily and/or reduced by certain payments received from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. This reimbursement or credit may be terminated by the Company at any time without notice. See "Fees and Charges -- Separate Account Reimbursement or Credit."

The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.

Total Annual Mutual Fund Operating Expenses                                              Minimum Maximum
-------------------------------------------                                              ------- -------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
  distribution and/or service (12b-1) fees, and other expenses)                           0.29%   2.38%

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $803. $1,525  $2,271   $3,714

(2) If you do not surrender your Contract:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $346. $1,054  $1,784   $3,714

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Total Annual Mutual Fund Operating Expense information is provided by the Mutual Funds and has not been verified by Us. The Operating Expense information does not include the effects of any voluntary or contractual reduction in fees; thus, the actual fees paid by the Fund may be lower than that shown above.

Selected Purchase Unit Data
--------------------------------------------------------------------------------


Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract, invested in a variable account option as shown.

                                                               December 31, 2002     December 31, 2001    December 31, 2000
                                                             ---------------------- -------------------- --------------------
                                                               Purchase    Purchase  Purchase   Purchase  Purchase   Purchase
                                                               Units in      Unit    Units in     Unit    Units in     Unit
                                                                Force       Value     Force      Value     Force      Value
                                                             ------------- -------- ----------- -------- ----------- --------
VALIC Company I
   Asset Allocation Fund (Division 5)                           43,285,442  $3.429   48,720,402  $3.821   52,959,577  $4.030
   Blue Chip Growth Fund (Division 72)                          22,902,086   0.593   18,438,550   0.791           --      --
   Capital Conservation Fund (Division 7)                       28,140,575   2.559   26,621,580   2.373   20,656,355   2.223
   Core Equity Fund (Division 15)                              316,043,125   1.549  362,619,846   2.010  397,168,720   2.400
   Government Securities Fund (Division 8)                      57,831,831   2.664   44,509,286   2.402   39,203,845   2.272
   Growth & Income Fund (Division 16)                           89,012,446   1.634  101,022,403   2.103  110,018,242   2.363
   Health Sciences Fund (Division 73)                           71,763,339   0.651   45,582,144   0.909           --      --
   Income & Growth Fund (Division 21)                          140,185,069   1.107  152,155,061   1.390           --      --
   International Equities Fund (Division 11)                    75,173,264   0.946   76,641,544   1.177   83,339,570   1.523
   International Government Bond Fund (Division 13)             67,330,936   1.729   62,446,759   1.488   71,084,248   1.532
   International Growth I Fund (Division 20)                   256,424,177   1.164  283,131,435   1.438           --      --
   Large Cap Growth Fund (Division 30)                         369,317,299   0.855  401,959,524   1.201           --      --
   Mid Cap Index Fund (Division 4)                             157,442,272   5.457  149,549,757   6.477  146,197,467   6.605
   Money Market I Fund (Division 6)                            205,010,837   1.952  224,050,426   1.947  240,116,959   1.900
   Nasdaq-100(R) Index Fund (Division 46)                       76,610,720   0.293   40,571,277   0.479           --      --
   Opportunities Fund (Division 45)                              2,320,713   0.383    1,770,854   0.552           --      --
   Science & Technology Fund (Division 17)                     597,759,509   1.439  611,628,753   2.430  594,274,024   4.173
   Small Cap Fund (Division 18)                                276,885,630   1.588  299,564,434   2.093           --      --
   Small Cap Index Fund (Division 14)                          100,628,024   1.910   93,009,856   2.437   90,786,183   2.413
   Social Awareness Fund (Division 12)                         112,841,262   2.608  123,856,021   3.441  130,333,155   3.922
   Stock Index Fund (Division 10)                              738,928,811   3.413  772,475,516   4.444  783,994,005   5.113
   Value Fund (Division 74)                                  1,907,257,085   0.796           --   1.000           --      --
VALIC Company II
   Aggressive Growth Lifestyle Fund (Division 48)               11,558,922   1.004    8,479,357   1.240    3,064,339   1.428
   Capital Appreciation Fund (Division 39)                       5,866,302   0.686    4,597,267   0.998    2,191,030   1.281
   Conservative Growth Lifestyle Fund (Division 50)              7,989,699   1.229    7,345,651   1.304    3,163,014   1.337
   Core Bond Fund (Division 58)                                  9,930,525   1.245    5,667,850   1.152      814,285   1.087
   High Yield Bond Fund (Division 60)                           11,554,260   1.029    8,434,842   1.056      431,009   1.004
   International Growth II Fund (Division 33)                    9,751,067   0.897    5,523,146   1.094    3,937,263   1.361
   Large Cap Value Fund (Division 40)                           11,615,338   1.162    5,319,745   1.331    1,132,534   1.365
   Mid Cap Growth Fund (Division 37)                            28,059,999   0.677   18,834,319   0.978    3,354,590   1.417
   Mid Cap Value Fund (Division 38)                             38,928,162   1.620   27,418,727   1.897    6,374,398   1.947
   Moderate Growth Lifestyle Fund (Division 49)                 16,964,088   1.148   12,680,095   1.291    5,035,039   1.379
   Money Market II Fund (Division 44)                           55,192,758   1.147   42,669,882   1.141   14,885,109   1.109
   Small Cap Growth Fund (Division 35)                          12,177,837   0.898    7,360,232   1.347    2,825,155   1.780
   Small Cap Value Fund (Division 36)                           23,443,070   1.210   13,710,867   1.392    2,215,195   1.310
   Socially Responsible Fund (Division 41)                       2,009,798   0.899    1,579,023   1.182      821,758   1.349
   Strategic Bond Fund (Division 59)                            13,615,201   1.274    8,634,572   1.204      212,572   1.097
American Century Ultra Fund (Division 31)                      588,606,681   1.204  585,930,644   1.582  551,791,383   1.872
Ariel Appreciation Fund (Division 69)                          158,623,399   1.086   67,080,699   1.224           --      --
Ariel Fund (Division 68)                                       112,898,765   1.179   39,549,061   1.257           --      --
Credit Suisse Small Cap Growth Fund (Division 63)               22,290,229   0.531   10,327,801   0.774           --      --
Dreyfus BASIC U.S. Mortgage Securities Fund (Division 71)       69,936,345   1.188   19,563,354   1.102           --      --
Evergreen Growth and Income Fund (Division 56) (2)               4,723,656   0.731    2,282,437   0.889      131,471   1.054
Evergreen Small Cap Value Fund (Division 55) (2)                69,554,035   1.161   32,813,209   1.362      714,494   1.172
Evergreen Special Equity Fund (Division 65)                      9,553,635   0.584    3,387,135   0.814           --      --
Evergreen Value Fund (Division 57) (2)                           9,232,239   0.866    6,539,955   1.079      279,779   1.119
INVESCO Growth Fund (Division 62)                               28,708,324   0.213   24,584,502   0.365           --      --
Janus Adviser Worldwide Fund (Division 47)                      51,359,693   0.522   40,304,312   0.713           --      --
Janus Fund (Division 61)                                        71,609,093   0.446   58,459,245   0.622           --      --
Lou Holland Growth Fund (Division 70)                           13,601,001   0.677    3,980,579   0.871           --      --
MSIF Trust Mid Cap Growth Portfolio (Division 64)               29,161,848   0.410   16,882,839   0.600           --      --
Putnam Global Equity Fund (Division 28)                        283,387,430   0.914  299,198,296   1.192  293,990,642   1.716
Putnam New Opportunities Fund (Division 26)                    518,855,049   0.826  546,882,418   1.202  529,608,595   1.737
Putnam OTC & Emerging Growth Fund (Division 27)                366,937,061   0.413  366,588,061   0.620  328,139,044   1.163
Sit Mid Cap Growth Fund (Division 67)                           15,068,188   0.364    7,408,190   0.562           --      --
Sit Small Cap Growth Fund (Division 66)                         61,945,280   0.449   24,486,491   0.615           --      --
Templeton Foreign Fund (Division 32)                           224,721,114   1.720  220,451,009   1.281  218,992,832   1.406
Templeton Global Asset Allocation Fund (Division 19)           106,642,456   1.159  114,072,786   1.818  120,660,042   2.039
Vanguard LifeStrategy Conservative Growth Fund (Division 54)    10,459,117   1.084    6,514,468   1.159    1,431,730   1.174
Vanguard LifeStrategy Growth Fund (Division 52)                 20,497,136   0.945   13,888,206   1.137    7,294,970   1.264
Vanguard LifeStrategy Moderate Growth Fund (Division 53)        18,944,658   1.018   11,325,293   1.150    3,343,004   1.218
Vanguard Long-Term Corporate Fund (Division 22)                 88,869,618   1.587   73,154,092   1.416   48,181,776   1.305
Vanguard Long-Term Treasury Fund (Division 23)                 172,217,498   1.685  142,496,202   1.458  127,031,428   1.412
Vanguard Wellington Fund (Division 25)                         369,219,080   1.577  335,336,029   1.715  294,438,826   1.667
Vanguard Windsor II Fund (Division 24)                         461,319,939   1.416  442,850,924   1.724  378,017,315   1.808

--------------------------------------------------------------------------------

                                                                                                       September 22,
                                                              December 31, 1999    December 31, 1998       1998
                                                             -------------------- -------------------- -------------
                                                              Purchase   Purchase  Purchase   Purchase   Purchase
                                                              Units in     Unit    Units in     Unit       Unit
                                                               Force      Value     Force      Value     Value(1)
                                                             ----------- -------- ----------- -------- -------------
VALIC Company I
   Asset Allocation Fund (Division 5)                         61,240,667  4.174    60,237,818  $3.773     $3.401
   Blue Chip Growth Fund (Division 72)                                --     --            --      --         --
   Capital Conservation Fund (Division 7)                     24,749,727  2.057    28,751,662   2.086      2.049
   Core Equity Fund (Division 15)                            460,108,285  2.582   494,997,997   2.429      1.924
   Government Securities Fund (Division 8)                    45,292,728  2.033    53,729,671   2.112      2.098
   Growth & Income Fund (Division 16)                        124,329,201  2.677   129,550,695   2.201      1.773
   Health Sciences Fund (Division 73)                                 --     --            --      --         --
   Income & Growth Fund (Division 21)                                 --     --            --      --         --
   International Equities Fund (Division 11)                  94,415,343  1.860   101,811,751   1.455      1.205
   International Government Bond Fund (Division 13)           90,136,603  1.609    97,473,851   1.728      1.654
   International Growth I Fund (Division 20)                          --     --            --      --         --
   Large Cap Growth Fund (Division 30)                                --     --            --      --         --
   Mid Cap Index Fund (Division 4)                           151,288,816  5.722   169,039,887   5.029      3.941
   Money Market I Fund (Division 6)                          233,940,123  1.807   147,547,688   1.743      1.724
   Nasdaq-100(R) Index Fund (Division 46)                             --     --            --      --         --
   Opportunities Fund (Division 45)                                   --     --            --      --         --
   Science & Technology Fund (Division 17)                   517,699,561  6.399   418,601,069   3.216      2.208
   Small Cap Fund (Division 18)                                       --     --            --      --         --
   Small Cap Index Fund (Division 14)                         94,031,183  2.523   107,321,015   2.101      1.804
   Social Awareness Fund (Division 12)                       136,226,993  4.419   114,382,494   3.762      3.139
   Stock Index Fund (Division 10)                            766,975,696  5.697   691,680,049   4.772      3.972
   Value Fund (Division 74)                                           --     --            --      --         --
VALIC Company II
   Aggressive Growth Lifestyle Fund (Division 48)                139,443  1.538            --   1.193      1.014
   Capital Appreciation Fund (Division 39)                       519,825  1.668            --   1.241      1.011
   Conservative Growth Lifestyle Fund (Division 50)              203,221  1.307            --   1.162      1.025
   Core Bond Fund (Division 58)                                   54,349  1.010            --   1.029      1.012
   High Yield Bond Fund (Division 60)                            136,423  1.076            --   1.053      1.000
   International Growth II Fund (Division 33)                    167,387  1.635            --   1.052      0.941
   Large Cap Value Fund (Division 40)                            216,072  1.303            --   1.247      1.070
   Mid Cap Growth Fund (Division 37)                             477,094  1.423            --   1.348      1.069
   Mid Cap Value Fund (Division 38)                              223,437  1.522            --   1.255      1.049
   Moderate Growth Lifestyle Fund (Division 49)                  215,575  1.398            --   1.185      1.025
   Money Market II Fund (Division 44)                          4,089,393  1.054            --   1.013      1.002
   Small Cap Growth Fund (Division 35)                           298,665  2.273            --   1.349      1.075
   Small Cap Value Fund (Division 36)                            166,013  1.081            --   1.165      1.035
   Socially Responsible Fund (Division 41)                       282,396  1.497            --   1.278      1.065
   Strategic Bond Fund (Division 59)                               2,324  1.082            --   1.050      1.011
American Century Ultra Fund (Division 31)                    411,119,880  2.360   209,221,513   1.686      1.374
Ariel Appreciation Fund (Division 69)                                 --     --            --      --         --
Ariel Fund (Division 68)                                              --     --            --      --         --
Credit Suisse Small Cap Growth Fund (Division 63)                     --     --            --      --         --
Dreyfus BASIC U.S. Mortgage Securities Fund (Division 71)             --     --            --      --         --
Evergreen Growth and Income Fund (Division 56) (2)                   175  1.133            --      --         --
Evergreen Small Cap Value Fund (Division 55) (2)                     244  0.996            --      --         --
Evergreen Special Equity Fund (Division 65)                           --     --            --      --         --
Evergreen Value Fund (Division 57) (2)                             4,240  1.034            --      --         --
INVESCO Growth Fund (Division 62)                                     --     --            --      --         --
Janus Adviser Worldwide Fund (Division 47)                            --     --            --      --         --
Janus Fund (Division 61)                                              --     --            --      --         --
Lou Holland Growth Fund (Division 70)                                 --     --            --      --         --
MSIF Trust Mid Cap Growth Portfolio (Division 64)                     --     --            --      --         --
Putnam Global Equity Fund (Division 28)                      181,916,991  2.466   101,468,260    1.51      1.237
Putnam New Opportunities Fund (Division 26)                  386,064,440  2.376   280,523,297    1.42      1.109
Putnam OTC & Emerging Growth Fund (Division 27)              170,725,977  2.409   129,463,792    1.07      0.840
Sit Mid Cap Growth Fund (Division 67)                                 --     --            --      --         --
Sit Small Cap Growth Fund (Division 66)                               --     --            --      --         --
Templeton Foreign Fund (Division 32)                         219,168,378  1.480   198,626,024   1.070      0.924
Templeton Global Asset Allocation Fund (Division 19)         137,266,658  2.058   190,963,707   1.696      1.403
Vanguard LifeStrategy Conservative Growth Fund (Division 54)     554,101  1.154            --   1.084      1.007
Vanguard LifeStrategy Growth Fund (Division 52)                1,591,689  1.353            --   1.168      1.006
Vanguard LifeStrategy Moderate Growth Fund (Division 53)       1,354,406  1.245            --   1.126      1.002
Vanguard Long-Term Corporate Fund (Division 22)               49,616,245  1.180    44,122,646   1.271      1.254
Vanguard Long-Term Treasury Fund (Division 23)               110,102,115  1.192    86,673,300   1.318      1.310
Vanguard Wellington Fund (Division 25)                       328,701,408  1.529   253,840,498   1.483      1.380
Vanguard Windsor II Fund (Division 24)                       426,529,299  1.567   372,737,595   1.683      1.475

--------
(1) Purchase Unit Value At Date Of Inception.
(2) Purchase Unit Value on date of fund's inception, January 4, 1999, was $1.00.

--------------------------------------------------------------------------------

Variable Account Option Name Changes

Putnam Global Growth Fund changed its name to Putnam Global Equity Fund, effective October 1, 2002.

Dreyfus Basic GNMA Fund changed its name to Dreyfus BASIC U.S. Mortgage Securities Fund effective May 1, 2002.

Templeton Asset Strategy Fund changed its name to the Templeton Global Asset Allocation Fund, effective May 1, 2002.

VALIC Company I: Effective January 1, 2002, the fund family name changed from North American Funds Variable Product Series I to VALIC Company I. Each series changed its name also, dropping the "North American --" prefix.

VALIC Company II: Effective January 1, 2002, the fund family name changed from North American Funds Variable Product Series II to VALIC Company II. Each series changed its name also, dropping the "North American --" prefix, generally, except that the North American -- Goldman Sachs Large Cap Growth Fund changed its name to the Capital Appreciation Fund.

Warburg Pincus Small Company Growth Fund changed its name to the Credit Suisse Small Cap Growth Fund on or about December 12, 2001.

INVESCO Blue Chip Growth Fund changed its name to the INVESCO Growth Fund effective October 1, 2001.

MAS Mid Cap Growth Portfolio changed its name to the Morgan Stanley Institutional Fund Trust ("MSIF Trust") Mid Cap Growth Portfolio, effective August 1, 2001.

Effective May 1, 2000 the Templeton Asset Allocation Fund merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton Asset Allocation Fund Division 19.

American Century Ultra Fund was formerly known as the American Century -- Twentieth Century Ultra Fund.

Evergreen Small Cap Value Fund was formerly known as the Evergreen Small Cap Equity Income Fund.

Franklin Templeton Variable Insurance Products Trust was formerly known as the Templeton Variable Products Series Fund.

Templeton Foreign Fund -- Class A was formerly known as the Templeton Foreign Fund -- Class 1. VALIC Separate Account A purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally applicable to Class A shares.

Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio; the Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities Fund
-- Long-Term U.S. Treasury Portfolio; the Vanguard LifeStrategy Conservative Growth Fund was formerly known as the Vanguard LifeStrategy Conservative Growth Portfolio; the Vanguard LifeStrategy Growth Fund was formerly known as the Vanguard LifeStrategy Growth Portfolio; the Vanguard LifeStrategy Moderate Growth Fund was formerly known as the Vanguard LifeStrategy Moderate Growth Portfolio; the Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund and the Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.
General Information
--------------------------------------------------------------------------------
About Portfolio Director

Portfolio Director was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director can come from different sources, such as payroll deductions or money transfers. Your retirement savings process with Portfolio Director will involve two stages: the Purchase Period and the Payout Period. The first is when you make contributions into Portfolio Director called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period."

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director.

--------------------------------------------------------------------------------

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.

On August 29, 2001, American General Corporation, VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is the world's leading U.S.-based international insurance and financial services organization, the largest underwriter of commercial and industrial insurance in the United States, and among the top-ranked U.S. life insurers. Its member companies write a wide range of general insurance and life insurance products for commercial, institutional and individual customers through a variety of distribution channels in approximately 130 countries and jurisdictions throughout the world. AIG VALIC is the marketing name for the family of companies comprising VALIC Financial Advisors, Inc.; VALIC Retirement Services Company; VALIC Trust Company; and VALIC, offering a wide array of investment and insurance products, as well as financial and retirement planning services.

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

About VALIC Separate Account A

When you direct money to Portfolio Director's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what We call "Divisions." Sixty-five Divisions are available and represent the Variable Account Options in Portfolio Director. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of Portfolio Director. The commitments under the Contracts are VALIC's, and AIG has no legal obligation to back these commitments. When We discuss performance information in this prospectus, We mean the performance of a VALIC Separate Account A Division.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the mutual fund portfolios in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

Distribution of the Contracts

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The
Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the National Association

--------------------------------------------------------------------------------

of Securities Dealers, Inc., unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and do not result in any additional charges to Contract Owners or to VALIC Separate Account A. Contract Owner expenses are explained in the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
--------------------------------------------------------------------------------

Portfolio Director offers a choice from among 65 Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options you may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents Our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved. For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses, available at www.aigvalic.com (or call 1-800-428-2542, option 3).

Fixed Account Options

Portfolio Director features up to three guaranteed fixed options. These options provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred Nonqualified annuity may include the guaranteed fixed options.

Fixed Account Options                                                         Investment Objective
---------------------                                                         --------------------
Fixed Account Plus         Invests in the general account assets of the Company. This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to a fixed account option will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Short-Term Fixed Account   Invests in the general account assets of the Company. This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Multi-Year Enhanced Option Invests in the general account assets of the Company. This account is a long-term investment option,
("Multi-Year Option")      providing a guaranteed interest rate for a guaranteed period (three, five, seven, or ten years)
                           ("MVA Term"). Please see your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states. All MVA Terms may not be available. Please see your financial advisor for information on the MVA Terms that are currently offered.

                                                   Investment Objective
                                                   --------------------
Invests in the general account assets of the Company. This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to a fixed account option will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Invests in the general account assets of the Company. This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed
Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Invests in the general account assets of the Company. This account is a long-term investment option, providing a guaranteed interest rate for a guaranteed period (three, five, seven, or ten years) ("MVA Term"). Please see your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states.
All MVA Terms may not be available. Please see your financial advisor for information on the MVA Terms that are currently offered.

--------------------------------------------------------------------------------


Variable Account Options

Portfolio Director enables you to participate in Divisions that represent 65 Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account
A. According to your retirement program, you may not be able to invest in all 65 Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time.

Twenty-six of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Mutual Funds available to the general public will not be available within your Contract. Funds that are available in a tax-deferred Nonqualified variable annuity, under Internal Revenue Code Section 72, and also for ineligible deferred compensation 457(f) plans and private sector top-hat plans, are marked with an asterisk (*) in the descriptions below.

The Variable Account Options shown below have been separated by asset categories so that you may more easily compare fund choices, in keeping with your retirement goals, time horizons, and tolerance for risk. This is a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub- adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. Additional copies are available from AIG VALIC at 1-800-428-2542 (option 3) or online at www.aigvalic.com.

Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with Us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

The sub-advisers AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the Adviser, VALIC, due to common ownership. Please note that the Ariel Fund and Ariel Appreciation Fund are not available in any 457 plans, except by special arrangement.

--------------------------------------------------------------------------------


Domestic Large-Cap Equity Options

    Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
    ------------------------                            --------------------                           -----------------------
American Century Ultra Fund      Seeks long-term capital growth through investments primarily in     Adviser: American Century
                                 common stocks that are considered to have greater-than-average      Investment Management, Inc.
                                 chance to increase in value over time.

* Blue Chip Growth Fund -- a     Seeks long-term capital growth by investing in the common           Adviser: VALIC
series of VALIC Company I        stocks of large and medium-sized blue chip growth companies.        Sub-Adviser: T. Rowe Price
                                 Income is a secondary objective.                                    Associates, Inc.

* Capital Appreciation Fund -- a Seeks long-term capital appreciation by investing primarily in a    Adviser: VALIC
series of VALIC Company II       broadly diversified portfolio of stocks and other equity securities Sub-Adviser: Credit Suisse
                                 of U.S. companies.                                                  Asset Management, LLC

* Core Equity Fund -- a series   Seeks to provide long-term growth of capital through investment     Adviser: VALIC
of VALIC Company I               primarily in the equity securities of large-cap quality companies   Sub-Advisers: WM Advisors,
                                 with long-term growth potential.                                    Inc. and Wellington
                                                                                                     Management Company LLP

Evergreen Value Fund -- a        Seeks long-term capital growth with current income as a             Adviser: Evergreen
series of Evergreen Equity Trust secondary objective by investing in common stocks of medium-        Investment Management
                                 and large-cap U.S. companies that may be undervalued.               Company, LLC

* Growth & Income Fund -- a      Seeks to provide long-term growth of capital and secondarily,       Adviser: VALIC
series of VALIC Company I        current income, through investment in common stocks and             Sub-Adviser: AIG SunAmerica
                                 equity-related securities.                                          Asset Management Corp.

* Income & Growth Fund -- a      Seeks dividend growth, current income and capital                   Adviser: VALIC
series of VALIC Company I        appreciation by investing in common stocks. Current income is       Sub-Adviser: American
                                 a secondary consideration.                                          Century Investment
                                                                                                     Management, Inc.

INVESCO Growth Fund              Seeks long-term capital growth and current income. The fund is      Adviser: INVESCO Funds
                                 managed in a growth style and invests primarily in common           Group, Inc.
                                 stocks of large companies which are expected to have growing earnings, revenues, and strong cash flows.

Janus Fund                       Seeks long-term growth of capital in a manner consistent with       Adviser: Janus Capital
                                 the preservation of capital. The fund invests primarily in common   Management, LLC
                                 stocks selected for their growth potential and generally invests in larger, more established companies.

* Large Cap Growth Fund -- a     Seeks to provide long-term growth of capital by normally            Adviser: VALIC
series of VALIC Company I        investing in common stocks of well-established, high-quality        Sub-Adviser: AIG SunAmerica
                                 growth companies.                                                   Asset Management Corp.

* Large Cap Value Fund -- a      Seeks to provide total returns that exceed over time the Russell    Adviser: VALIC
series of VALIC Company II       1000(R) Value Index through investment in equity securities. The    Sub-Adviser: SSgA Funds
                                 Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)   Management, Inc.
                                 Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Lou Holland Growth Fund          The fund primarily seeks long-term growth of capital. The receipt   Adviser: Holland Capital
                                 of dividend income is a secondary consideration. The fund will      Management, L.P.
                                 invest in a diversified portfolio of equity securities of mid -- to large-capitalization growth companies.

* Opportunities Fund -- a series Seeks capital appreciation through investments in                   Adviser: VALIC
of VALIC Company I               common stocks.                                                      Sub-Adviser: Putnam
                                                                                                     Investment Management, LLC

Putnam New Opportunities Fund    Seeks long-term capital appreciation by investing mainly in the     Adviser: Putnam Investment
                                 common stocks of U.S. companies, with a focus on growth             Management, LLC
                                 stocks in sectors of the economy that the Adviser believes have high growth potential.

--------------------------------------------------------------------------------

    Variable Account Options                            Investment Objective                          Adviser and Sub-Adviser
    ------------------------                            --------------------                          -----------------------

* Social Awareness Fund -- a     Seeks to obtain growth of capital through investment, primarily    Adviser: VALIC
series of VALIC Company I        in common stocks, of companies which meet the social criteria      Sub-Adviser: AIG Global
                                 established for the fund. The fund does not invest in companies    Investment Corp.
                                 that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems;
                                 the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; or business practices or the production of products that significantly pollute the environment.

* Socially Responsible Fund --   Seeks to obtain growth of capital through investment, primarily    Adviser: VALIC
a series of VALIC Company II     in equity securities, of companies which meet the social criteria  Sub-Adviser: AIG Global
                                 established for the fund. The fund does not invest in companies    Investment Corp.
                                 that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; or business practices or the production of products that significantly pollute the environment.

* Stock Index Fund -- a series   Seeks long-term capital growth through investment in common        Adviser: VALIC
of VALIC Company I               stocks that, as a group, are expected to provide investment        Sub-Adviser: AIG Global
                                 results closely corresponding to the performance of the S&P        Investment Corp.
                                 500(R) Index.

* Value Fund -- a series of      Seeks capital growth and current income through investments        Adviser: VALIC
VALIC Company I                  primarily in common stocks of large U.S. companies, focusing       Sub-Adviser: Putnam
                                 on value stocks that the Sub-Adviser believes are currently        Investment Management, LLC
                                 undervalued by the market.

Vanguard Windsor II Fund         Seeks to provide long-term growth of capital. As a secondary       Advisers: Barrow, Hanley,
                                 objective, the fund seeks to provide some dividend income. The     Mewhinney & Strauss, Inc.;
                                 fund invests mainly in medium -- and large-sized companies         Equinox Capital Management,
                                 whose stocks are considered by the fund's advisers to              LLC; Tukman Capital
                                 be undervalued.                                                    Management, Inc.; and The
                                                                                                    Vanguard Group

Domestic Mid-Cap Equity Options

Ariel Appreciation Fund -- a     Seeks long-term capital appreciation by investing primarily in the Ariel Capital Management,
series of Ariel Investment Trust stocks of medium-sized companies with market capitalizations       Inc.
                                 between $1 billion and $10 billion at the time of investment.

Evergreen Growth and Income      Seeks capital growth in the value of its shares and current        Evergreen Investment
Fund -- a series of Evergreen    income by investing primarily in common stocks of medium- and      Management Company, LLC
Equity Trust                     large-sized companies. The fund invests in both value- and growth-oriented equity securities.

* Mid Cap Growth Fund -- a       Seeks capital appreciation principally through investments in      Adviser: VALIC
series of VALIC Company II       medium-capitalization equity securities, such as common and        Sub-Adviser: INVESCO Funds
                                 preferred stocks and securities convertible into common stocks.    Group, Inc.
                                 The Sub-Adviser defines mid-sized companies as companies that are included in the Russell Mid-Cap(R) Growth Index, or, if not in
                                 the Index, having market capitalization between $2.5 billion and
                                 $15 billion at the time of purchase.

* Mid Cap Index Fund -- a        Seeks to provide growth of capital through investments primarily   Adviser: VALIC
series of VALIC Company I        in a diversified portfolio of common stocks that, as a group, are  Sub-Adviser: AIG Global
                                 expected to provide investment results closely corresponding to    Investment Corp.
                                 the performance of the S&P MidCap 400(R) Index.

--------------------------------------------------------------------------------

    Variable Account Options                             Investment Objective
    ------------------------                             --------------------

* Mid Cap Value Fund -- a         Seeks capital growth, through investment in equity securities of
series of VALIC Company II        medium capitalization companies using a value-oriented
                                  investment approach. Mid-capitalization companies include
                                  companies with a market capitalization equaling or exceeding
                                  $500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

MSIF Trust Mid Cap Growth         Seeks long-term capital growth and appreciation by investing
Portfolio -- a series of Morgan   primarily in growth-oriented equity securities of U.S. mid-cap
Stanley Institutional Funds Trust companies, and, to a limited extent, foreign companies. Mid-cap companies are those with market capitalizations of generally less than $35 billion.

Putnam OTC & Emerging             Seeks capital appreciation by investing mainly in common stocks
Growth Fund                       of U.S. companies traded in the over-the-counter ("OTC") market and "emerging growth" companies listed on securities
                                  exchanges, with a focus on growth stocks. Emerging growth
                                  companies are those that the Adviser believes have a leading or proprietary position in a growing industry or are gaining market share in an established industry.

Sit Mid Cap Growth Fund           Seeks to maximize long-term capital appreciation by investing in the common stocks of companies with capitalizations of $2
                                  billion to $15 billion at the time of purchase. The Adviser invests in domestic growth-oriented medium to small companies it
                                  believes exhibit the potential for superior growth.

Domestic Small-Cap Equity Options

Ariel Fund -- a series of         Seeks long-term capital appreciation by investing primarily in the
Ariel Investment Trust            stocks of small companies with a market capitalization of under
                                  $2 billion at the time of investment.

Credit Suisse Small Cap           Seeks capital growth by investing in equity securities of small
Growth Fund                       U.S. companies. The Adviser uses a growth investment style and looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-
                                  volume growth rate.

Evergreen Small Cap Value         Seeks capital growth in the value of its shares by investing
Fund -- a series of Evergreen     primarily in common stocks of small U.S. companies (companies
Equity Trust                      having a market capitalization that falls within the range tracked by the Russell 2000(R) Index at the time of purchase).
Evergreen Special Equity          Seeks capital growth by investing primarily in common stocks of
Fund -- a series of Evergreen     small U.S. companies, typically having a market capitalization
Select Equity Trust               that falls within the range tracked by the Russell 2000(R) Index at the time of purchase. The fund invests in stocks of companies that the Adviser believes have the potential for accelerated growth in earnings and price.

* Nasdaq-100(R) Index Fund -- a   Seeks long-term capital growth through investments in the
series of VALIC Company I         stocks that are included in the Nasdaq-100 Index(R). The fund is a non-diversified fund, meaning that it can invest more than 5% of its assets in the stocks of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

                       Investment Objective                           Adviser and Sub-Adviser
                       --------------------                           -----------------------

Seeks capital growth, through investment in equity securities of    Adviser: VALIC
medium capitalization companies using a value-oriented              Sub-Adviser: Wellington
investment approach. Mid-capitalization companies include           Management Company, LLP
companies with a market capitalization equaling or exceeding
$500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Seeks long-term capital growth and appreciation by investing        Morgan Stanley
primarily in growth-oriented equity securities of U.S. mid-cap      Investments, LP
companies, and, to a limited extent, foreign companies. Mid-cap companies are those with market capitalizations of generally less than $35 billion.

Seeks capital appreciation by investing mainly in common stocks     Putnam Investment
of U.S. companies traded in the over-the-counter ("OTC") market     Management, LLC
and "emerging growth" companies listed on securities
exchanges, with a focus on growth stocks. Emerging growth
companies are those that the Adviser believes have a leading or proprietary position in a growing industry or are gaining market share in an established industry.

Seeks to maximize long-term capital appreciation by investing in    Sit Investment
the common stocks of companies with capitalizations of $2           Associates, Inc.
billion to $15 billion at the time of purchase. The Adviser invests in domestic growth-oriented medium to small companies it
believes exhibit the potential for superior growth.



Seeks long-term capital appreciation by investing primarily in the  Adviser: Ariel Capital
stocks of small companies with a market capitalization of under     Management, Inc.
$2 billion at the time of investment.

Seeks capital growth by investing in equity securities of small     Adviser: Credit Suisse Asset
U.S. companies. The Adviser uses a growth investment style and      Management, LLC
looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-
volume growth rate.

Seeks capital growth in the value of its shares by investing        Adviser: Evergreen
primarily in common stocks of small U.S. companies (companies       Investment Management
having a market capitalization that falls within the range tracked  Company, LLC by the Russell 2000(R) Index at the time of purchase).
Seeks capital growth by investing primarily in common stocks of     Adviser: Evergreen
small U.S. companies, typically having a market capitalization      Investment Management
that falls within the range tracked by the Russell 2000(R) Index at Company, LLC the time of purchase. The fund invests in stocks of companies that the Adviser believes have the potential for accelerated growth in earnings and price.

Seeks long-term capital growth through investments in the           Adviser: VALIC
stocks that are included in the Nasdaq-100 Index(R). The fund is a  Sub-Adviser: AIG Global
non-diversified fund, meaning that it can invest more than 5% of    Investment Corp.
its assets in the stocks of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

--------------------------------------------------------------------------------

    Variable Account Options                             Investment Objective
    ------------------------                             --------------------

Sit Small Cap Growth Fund -- a   Seeks to maximize long-term capital appreciation by investing in series of Sit Mutual Funds, Inc. the common stocks of companies with capitalizations of $2.5 billion or less at the time of purchase. The Adviser invests in domestic growth-oriented small companies it believes exhibit the potential for superior growth.

* Small Cap Fund -- a series of  Seeks to provide long-term capital growth by investing primarily
VALIC Company I                  in the stocks of small companies, with market capitalizations of approximately $2.5 billion or less.


* Small Cap Growth Fund -- a     Seeks to provide long-term capital growth through investments
series of VALIC Company II       primarily in the equity securities of small companies with market caps not exceeding $1.5 billion or the highest market cap value in the Russell 2000(R) Growth Index, whichever is greater, at the time of purchase.

* Small Cap Index Fund -- a      Seeks to provide growth of capital through investment primarily
series of VALIC Company I        in a diversified portfolio of common stocks that, as a group, the
                                 Sub-Adviser believes may provide investment results closely corresponding to the performance of the Russell 2000(R) Index.

* Small Cap Value Fund -- a      Seeks to provide maximum long-term return, consistent with
series of VALIC Company II       reasonable risk to principal, by investing primarily in securities of small-capitalization companies in terms of revenue and/or market capitalization. Small-cap companies are companies whose total market capitalizations range from $100 million to $3 billion at the time of purchase.

Global (International and Domestic) Equity Options

* Janus Adviser Worldwide        Seeks long-term growth of capital in a manner consistent with
Fund -- a series of Janus        the preservation of capital by investing in common stocks of
Adviser Series                   companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S.

Putnam Global Equity Fund        Seeks capital appreciation by investing mainly in common stocks of companies worldwide. The Adviser invests mainly in mid-sized and large companies with favorable investment potential.
                                 Investments in developed countries is emphasized, though the fund may also invest in developing (emerging) markets.

Templeton Foreign Fund -- a      Seeks long-term capital growth by investing mainly in the equity series of Templeton Funds, Inc.  securities of companies located outside the U.S., including emerging markets.

* Templeton Global Asset         Seeks high total return by normally investing in equity securities
Allocation Fund -- a series of   of companies of any country, debt securities of companies and
Franklin Templeton Variable      governments of any country, and in money market instruments.
Insurance Products Trust         While the fund's debt securities investments focus on those that are investment grade, the fund also may invest in high-yield, lower-rated bonds.

International Equity Options
* International Equities Fund -- Seeks to provide long-term growth of capital through
a series of VALIC Company I      investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, the
                                 Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                                 International, Europe, Australasia and the Far East Index.

                        Investment Objective                            Adviser and Sub-Adviser
                        --------------------                            -----------------------

Seeks to maximize long-term capital appreciation by investing in      Adviser: Sit Investment
the common stocks of companies with capitalizations of $2.5           Associates, Inc.
billion or less at the time of purchase. The Adviser invests in domestic growth-oriented small companies it believes exhibit the potential for superior growth.

Seeks to provide long-term capital growth by investing primarily      Adviser: VALIC
in the stocks of small companies, with market capitalizations of      Sub-Advisers: Founders Asset
approximately $2.5 billion or less.                                   Management LLC and T.
                                                                      Rowe Price Associates, Inc.

Seeks to provide long-term capital growth through investments         Adviser: VALIC
primarily in the equity securities of small companies with market     Sub-Adviser: Franklin
caps not exceeding $1.5 billion or the highest market cap value in    Advisers, Inc.
the Russell 2000(R) Growth Index, whichever is greater, at the time of purchase.

Seeks to provide growth of capital through investment primarily       Adviser: VALIC
in a diversified portfolio of common stocks that, as a group, the     Sub-Adviser: AIG Global
Sub-Adviser believes may provide investment results closely           Investment Corp.
corresponding to the performance of the Russell 2000(R) Index.

Seeks to provide maximum long-term return, consistent with            Adviser: VALIC
reasonable risk to principal, by investing primarily in securities of Sub-Adviser: Banc One
small-capitalization companies in terms of revenue and/or market      Investment Advisors
capitalization. Small-cap companies are companies whose total         Corporation
market capitalizations range from $100 million to $3 billion at the time of purchase.



Seeks long-term growth of capital in a manner consistent with         Adviser: Janus Capital
the preservation of capital by investing in common stocks of          Management, LLC
companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S.

Seeks capital appreciation by investing mainly in common stocks       Adviser: Putnam Investment
of companies worldwide. The Adviser invests mainly in mid-sized       Management, LLC
and large companies with favorable investment potential.
Investments in developed countries is emphasized, though the fund may also invest in developing (emerging) markets.

Seeks long-term capital growth by investing mainly in the equity      Adviser: Templeton Global
securities of companies located outside the U.S., including           Advisors Limited
emerging markets.

Seeks high total return by normally investing in equity securities    Adviser: Templeton
of companies of any country, debt securities of companies and         Investment Counsel, LLC
governments of any country, and in money market instruments.          Sub-Adviser: Franklin
While the fund's debt securities investments focus on those that      Advisers, Inc.
are investment grade, the fund also may invest in high-yield, lower-rated bonds.


Seeks to provide long-term growth of capital through                  Adviser: VALIC
investments primarily in a diversified portfolio of equity and        Sub-Adviser: AIG Global
equity-related securities of foreign issuers that, as a group, the    Investment Corp.
Sub-Adviser believes may provide investment results closely
corresponding to the performance of the Morgan Stanley Capital
International, Europe, Australasia and the Far East Index.

--------------------------------------------------------------------------------

    Variable Account Options                             Investment Objective                          Adviser and Sub-Adviser
    ------------------------                             --------------------                          -----------------------
* International Growth I Fund -- Seeks capital growth through investments primarily in equity         Adviser: VALIC
a series of VALIC Company I      securities of issuers in developed foreign countries. The Sub-       Sub-Adviser: American
                                 Adviser uses a growth strategy it developed to invest in stocks it   Century Investment
                                 believes will increase in value over time.                           Management, Inc.

* International Growth II        Seeks to provide capital appreciation through investments mainly     Adviser: VALIC
Fund -- a series of              in stocks issued by companies outside the U.S. Normally, the         Sub-Adviser: Putnam
VALIC Company II                 Sub-Adviser will invest in at least three countries other than the   Investment Management, LLC
                                 U.S., selecting countries and industries it believes have favorable investment potential.

Specialty Options

* Health Sciences Fund -- a      Seeks long-term capital growth through investments primarily in      Adviser: VALIC
series of VALIC Company I        the common stocks of companies engaged in the research,              Sub-Adviser: T. Rowe Price
                                 development, production, or distribution of products or services     Associates, Inc.
                                 related to health care, medicine, or the life sciences. This fund is a non-diversified fund, meaning that it can invest more than 5%
                                 of its assets in the stocks of one company.

* Science & Technology Fund --   Seeks long-term capital appreciation through investments             Adviser: VALIC
a series of VALIC Company I      primarily in the common stocks of companies that are expected        Sub-Adviser: T. Rowe Price
                                 to benefit from the development, advancement, and use of             Associates, Inc.
                                 science and technology. Several industries are likely to be included, such as electronics, communications, e-commerce, information services, media, life sciences and health care, environmental services, chemicals and synthetic materials, and defense and aerospace.

Hybrid (Equity and Fixed-Income) Options
* Aggressive Growth Lifestyle    Seeks growth through investments in a combination of the             Adviser: VALIC
Fund -- a series of VALIC        different funds offered in VALIC Company I and VALIC Company         Sub-Adviser: AIG Global
Company II                       II. This fund of funds is suitable for investors seeking the         Investment Corp.
                                 potential for capital growth that a fund investing predominately in equity securities may offer. This fund is a non-diversified fund because it invests only in the underlying portfolios of VALIC
                                 Company I and II.

* Asset Allocation Fund -- a     Seeks maximum aggregate rate of return over the long term            Adviser: VALIC
series of VALIC Company I        through controlled investment risk by adjusting its investment       Sub-Adviser: AIG Global
                                 mix among stocks, long-term debt securities and short-term           Investment Corp.
                                 money market securities.

* Conservative Growth Lifestyle  Seeks current income and low to moderate growth of capital           Adviser: VALIC
Fund -- a series of VALIC        through investments in a combination of the different funds          Sub-Adviser: AIG Global
Company II                       offered in VALIC Company I and VALIC Company II. This fund of        Investment Corp.
                                 funds is suitable for investors who invest in equity securities, but who are not willing to assume the market risks of either the
                                 Aggressive Growth Lifestyle Fund or the Moderate Growth
                                 Lifestyle Fund. This fund is a non-diversified fund because it invests only in the underlying portfolios of VALIC Company I and II.

* Moderate Growth Lifestyle      Seeks growth and current income through investments in a             Adviser: VALIC
Fund -- a series of VALIC        combination of the different funds offered in VALIC Company I        Sub-Adviser: AIG Global
Company II                       and VALIC Company II. This fund of funds is suitable for             Investment Corp.
                                 investors who invest in equity securities, but who are not willing to assume the market risks of the Aggressive Growth Lifestyle
                                 Fund. This fund is a non-diversified fund because it invests only in the underlying portfolios of VALIC Company I and II.

--------------------------------------------------------------------------------

    Variable Account Options                             Investment Objective
    ------------------------                             --------------------

Vanguard LifeStrategy            Seeks to provide current income and low to moderate growth of
Conservative Growth Fund         capital. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to bonds and 40% to
                                 common stocks. The fund's indirect bond holdings are a
                                 diversified mix of short-, intermediate- and long-term U.S.
                                 government, agency, and investment-grade corporate bonds, as well as mortgage-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign
                                 stocks. Because the LifeStrategy Funds hold only four or five underlying funds, they are classified as non-diversified.

Vanguard LifeStrategy            Seeks to provide growth of capital and some current income.
Growth Fund                      This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.
                                 The fund's indirect stock holdings consist substantially of large-
                                 cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.
                                 stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                                 government, agency, and investment-grade corporate bonds with a strong emphasis on long-term U.S. Treasury bonds, as well as mortgage-backed securities. Because the LifeStrategy Funds hold only four or five underlying funds, they are classified as non-diversified.

Vanguard LifeStrategy            Seeks to provide growth of capital and a low to moderate level of
Moderate Growth Fund             current income. This is a fund of funds, investing in other
                                 Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common
                                 stocks and 40% to bonds. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                 investment-grade corporate bonds, with an emphasis on long-
                                 term U.S. Treasury bonds, as well as mortgage-backed
                                 securities. Because the LifeStrategy Funds hold only four or five underlying funds, they are classified as non-diversified.

Vanguard Wellington Fund         Seeks to conserve capital and to provide moderate long-term growth in capital and income by investing in dividend-paying, and, to a lesser extent, non-dividend-paying common stocks of established large- and medium-sized companies. In choosing these companies, the Adviser seeks those that appear to be undervalued but which have prospects to improve. The fund also invests in high quality intermediate- and long-term corporate bonds, with some exposure to U.S. Treasury, government agency and mortgage-backed bonds.
Fixed-Income Options
* Capital Conservation Fund -- a Seeks the highest possible total return consistent with the
series of VALIC Company I        preservation of capital through current income and capital gains on investments in intermediate- and long-term debt instruments and other income-producing securities.

                        Investment Objective                           Adviser and Sub-Adviser
                        --------------------                           -----------------------

Seeks to provide current income and low to moderate growth of        The fund does not employ an
capital. This is a fund of funds, investing in other Vanguard        investment adviser. Instead,
mutual funds according to a fixed formula that typically results in  the fund's Board of Trustees
an allocation of about 60% of assets to bonds and 40% to             decides how to allocate the
common stocks. The fund's indirect bond holdings are a               fund's assets among the
diversified mix of short-, intermediate- and long-term U.S.          underlying funds.
government, agency, and investment-grade corporate bonds, as well as mortgage-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign
stocks. Because the LifeStrategy Funds hold only four or five underlying funds, they are classified as non-diversified.

Seeks to provide growth of capital and some current income.          The fund does not employ an
This is a fund of funds, investing in other Vanguard mutual funds    investment adviser. Instead,
according to a fixed formula that typically results in an allocation the fund's Board of Trustees
of about 80% of assets to common stocks and 20% to bonds.            decides how to allocate the
The fund's indirect stock holdings consist substantially of large-   fund's assets among the
cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.      underlying funds.
stocks and foreign stocks. Its indirect bond holdings are a
diversified mix of short-, intermediate- and long-term U.S.
government, agency, and investment-grade corporate bonds with a strong emphasis on long-term U.S. Treasury bonds, as well as mortgage-backed securities. Because the LifeStrategy Funds
hold only four or five underlying funds, they are classified as non-diversified.

Seeks to provide growth of capital and a low to moderate level of    The fund does not employ an
current income. This is a fund of funds, investing in other          investment adviser. Instead,
Vanguard mutual funds according to a fixed formula that typically    the fund's Board of Trustees
results in an allocation of about 60% of assets to common            decides how to allocate the
stocks and 40% to bonds. The fund's indirect stock holdings          fund's assets among the
consist substantially of large-cap U.S. stocks and, to a lesser      underlying funds.
extent, mid- and small-cap U.S. stocks and foreign stocks. The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, with an emphasis on long-
term U.S. Treasury bonds, as well as mortgage-backed
securities. Because the LifeStrategy Funds hold only four or five underlying funds, they are classified as non-diversified.

Seeks to conserve capital and to provide moderate long-term          Adviser: Wellington
growth in capital and income by investing in dividend-paying,        Management Company, LLP
and, to a lesser extent, non-dividend-paying common stocks of established large- and medium-sized companies. In choosing
these companies, the Adviser seeks those that appear to be
undervalued but which have prospects to improve. The fund also invests in high quality intermediate- and long-term corporate bonds, with some exposure to U.S. Treasury, government agency and mortgage-backed bonds.

Seeks the highest possible total return consistent with the          Adviser: VALIC
preservation of capital through current income and capital gains     Sub-Adviser: AIG Global
on investments in intermediate- and long-term debt instruments       Investment Corp.
and other income-producing securities.

--------------------------------------------------------------------------------

   Variable Account Options                             Investment Objective                           Adviser and Sub-Adviser
   ------------------------                             --------------------                           -----------------------

* Core Bond Fund -- a series of Seeks the highest possible total return consistent with the          Adviser: VALIC
VALIC Company II                conservation of capital through investments in medium- to high-      Sub-Adviser: AIG Global
                                quality fixed income securities. These securities include            Investment Corp.
                                corporate debt securities, securities issued or guaranteed by the
                                U.S. government, mortgage-backed, or asset-backed securities.

Dreyfus BASIC U.S. Mortgage     Seeks as high a level of current income as is consistent with the    Adviser: The Dreyfus
Securities Fund                 preservation of capital. To pursue this goal, the fund normally      Corporation
                                invests in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

* Government Securities         Seeks high current income and protection of capital through          Adviser: VALIC
Fund -- a series of             investments in intermediate- and long-term U.S. government           Sub-Adviser: AIG Global
VALIC Company I                 and government-sponsored debt securities.                            Investment Corp.

* High Yield Bond Fund -- a     Seeks the highest possible total return and income consistent        Adviser: VALIC
series of VALIC Company II      with conservation of capital through investment in a diversified     Sub-Adviser: AIG Global
                                portfolio of high yielding, high risk fixed income securities. These Investment Corp.
                                securities include below-investment-grade junk bonds.

* International Government      Seeks high current income through investments primarily in           Adviser: VALIC
Bond Fund -- a series of VALIC  investment grade debt securities issued or guaranteed by foreign     Sub-Adviser: AIG Global
Company I                       governments. This fund is classified as "non-diversified" because    Investment Corp.
                                it expects to concentrate in certain foreign government
                                securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

* Money Market I Fund -- a      Seeks liquidity, protection of capital and current income through    Adviser: VALIC
series of VALIC Company I       investments in short-term money market instruments.                  Sub-Adviser: AIG SunAmerica
                                                                                                     Asset Management Corp.

* Money Market II Fund -- a     Seeks liquidity, protection of capital and current income through    Adviser: VALIC
series of VALIC Company II      investments in short-term money market instruments.                  Sub-Adviser: AIG SunAmerica
                                                                                                     Asset Management Corp.

* Strategic Bond Fund -- a      Seeks the highest possible total return and income consistent        Adviser: VALIC
series of VALIC Company II      with conservation of capital through investment in a diversified     Sub-Adviser: AIG Global
                                portfolio of income producing securities. The fund invests in a      Investment Corp.
                                broad range of fixed-income securities, including investment-
                                grade bonds, U.S. government and agency obligations,
                                mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.

Vanguard Long-Term              Seeks to provide a high level of current income and preserve         Adviser: Wellington
Corporate Fund                  investors' principal by investing in a variety of high quality and,  Management Company, LLP to a lesser extent, medium-quality fixed income securities, mainly long-term corporate bonds. The fund is expected to maintain a dollar-weighted average maturity between 15 and 25 years.

Vanguard Long-Term              Seeks to provide a high level of current income and preserve         Adviser: The Vanguard Group
Treasury Fund                   investors' principal by investing in long-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. The fund is expected to maintain a dollar-weighted average maturity between 15 and 30 years.

A detailed description of the investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.aigvalic.com.

Purchase Period
--------------------------------------------------------------------------------


The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which Portfolio Director was purchased.

Account Establishment

You may establish an account only through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to Us. The employer is responsible for furnishing instructions to Us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain Nonqualified contracts ("individual contracts").

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                       Initial Subsequent
                      Contract Type    Payment  Payment
                      -------------    ------- ----------
                      Periodic Payment $   30     $ 30
                      Single Payment.. $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days We will:

  . Accept the Application -- and issue a Contract. We will also establish your account and apply your Purchase Payment by crediting the amount, on the date We accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the Application -- and return the Purchase Payment; or

  . Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity Contract, We will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify. Once you provide Us with the requested information, We will establish your account and apply your Purchase Payment, on the date We accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If We receive Purchase Payments from your employer before We receive your completed application or enrollment form, We will not be able to establish a permanent account for you. If this occurs, We will take one of the following actions:

Return Purchase Payments. If We do not have your name, address or Social Security Number ("SSN"), We will return the Purchase Payment to your employer unless this information is immediately provided to Us; or

Employer-Directed Account. If We have your name, address and SSN and We have an Employer-Directed Account Agreement with your employer, generally We will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than a Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If We have your name, address and SSN, but We do not have an Employer-Directed Account Agreement with your employer, We will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, We may be required to reject a Purchase Payment. We may also be required to block a Contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain Nonqualified contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) are properly authorized and clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of

--------------------------------------------------------------------------------

the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received at Our Home Office by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the business day of receipt. Purchase Payments in good order received at Our Home Office after 4:00 p.m. Eastern time will be credited the next business day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern time (see Calculation of Purchase Unit Value below for more information). Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of the Variable Account Options will fluctuate based on the performance of the Mutual Funds. Purchase Units may be shown as "Number of Shares" and the Purchase Unit values may be shown as "Share Price" on some account statements.

Calculation of Purchase Unit Value

The Purchase Unit value for a Division is calculated as shown below:

Step 1:  Calculate the gross investment rate:

              Gross Investment Rate
          =   (equals)
              The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
          /   (divided by)
              The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

Step 2:  Calculate net investment rate for any day as follows:

                    Net Investment Rate
                =   (equals)
                    Gross Investment Rate (calculated in Step 1)
                -   (minus)
                    Separate Account charges.

Step 3:  Determine Purchase Unit Value for that day.

              Purchase Unit Value for that day.
          =   (equals)
              Purchase Unit Value for immediate preceding day.
          X   (multiplied by)
              Net Investment Rate (as calculated in Step 2) plus 1.00.

For Purchase Unit Value calculation illustrations, see the Statement of Additional Information.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, We bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

              Value of Your Fixed Account Options*
          =   (equals)
              All Purchase Payments made to the Fixed Account Options
          +   (plus)
              Amounts transferred from Variable Account Options to the Fixed Account Options
          +   (plus)
              All interest earned
          -   (minus)
              Amounts transferred or withdrawn from Fixed Account
              Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

--------------------------------------------------------------------------------


Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units for a Variable Account Option, based upon that Variable Account Option's Purchase Unit Value. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal. To calculate the value of each Variable Account Option in your account during the Purchase Period, multiply the Current Purchase Unit Value by the Total Number of Purchase Units.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date We established your account, We may close the account and pay the Account Value (less any surrender charge) to you.
Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.
Transfers Between Investment Options
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit transfers and to restrict the method and manner of providing or communicating transfers or reallocation instructions. Your employer's plan may also limit your rights to transfer.

During the Purchase Period

During the Purchase Period, transfers may be made between Portfolio Director's Fixed Account Options and Variable Account Options. We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options at any time. We may, however, limit the number, frequency (minimum period of time between transfers) or amount of transfers you can make. The underlying Mutual Fund of any Variable Account Option may also impose similar limitations or restrictions on the transfers to or from such Fund and may refuse your transaction. Please refer to the current prospectus for each Fund to determine if additional limitations or restrictions apply.

--------------------------------------------------------------------------------


Transfers are also permitted from the Fixed Account Options subject to the following limitations:

Fixed Account Option           Value        Frequency                      Other Restrictions
--------------------           -----        ---------                      ------------------
Fixed Account Plus:       Up to 20% per    At any time If you transfer assets from Fixed Account Plus to another
                          Participant Year             investment option, any assets transferred back into Fixed
                                                       Account Plus within 90 days may receive a different rate of interest than your new Purchase Payments.(1)

                          100%             At any time If Account Value is less than or equal to $500

Short-Term Fixed Account: Up to 100%       At any time After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for
                                                       90 days.(2)

Multi-Year Option(3):     Up to 100%       At any time Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA
                                                       Band will require a minimum transfer amount, as described
                                                       in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

From time to time We may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

During the Payout Period

During the Payout Period, transfers may be made between Portfolio Director's investment options subject to the following limitations:

                                                                                                            Other
Account Option                                      % of Account Value                    Frequency      Restrictions
--------------                                      ------------------                    ---------      ------------
Variable:                                               Up to 100%                   Once every 365 days     None
Combination Fixed and Variable Payout: Up to 100% of money in variable option payout Once every 365 days     None
Fixed:                                                 Not permitted                         N/A             N/A

Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (AIG VALIC Online), using the self-service automated phone system (AIG VALIC by Phone), or in writing. We will send a confirmation of transactions within five days from the date of the transaction. It is your responsibility to verify the information shown and notify Us of any errors within 30 calendar days of the transaction.

Instructions for transfers or reallocations may be made via the internet as follows:

  .   Log on to www.aigvalic.com

  .   Click on "account access"

  .   Click "View Your Account" and log into AIG VALIC Online

  . Click OK : "You are about to view pages over a secure connection. Any information you exchange with this site cannot be viewed by anyone else on the Web"

  .   Enter your SSN and personal identification number (PIN)

  .   Select the desired account

  . Click either "Asset Transfer" (to transfer existing funds) or "Allocation Change" (to reallocate future contributions) under the "Transactions" menu

  .   Input the transaction request, then click "Continue"

--------------------------------------------------------------------------------


  . Review your transaction request for accuracy and then click "Continue" to submit to AIG VALIC

  .   Record transaction confirmation number

Instructions for transfers or reallocations may be made via an automated telephone system (AIG VALIC by Phone) as follows:

  .   Call 1-800-428-2542 and select the Natural Language option

  .   Say or enter your SSN and personal identification number (PIN)

  .   Select the desired account and speak "Transfers" or "Allocations" at menu

  . Follow the scripts to complete your transaction request and to submit to AIG VALIC

Instructions for transfer or reallocations may also be made as follows:

  .   Call 1-800-621-7792

  .   Say or enter your SSN and personal identification number (PIN)

  .   Select the desired account and speak "Transfers" or "Allocations" at menu

  . Follow the scripts to complete your transaction request and to submit to AIG VALIC

You may also send written instructions by completing a VALIC form for transfers or reallocations:

  .   Written instructions should be sent to VALIC's Home Office

  .   A VALIC financial change form is required

  . Written instructions are required if you are requesting a transfer to or from the Multi-Year Option

  . Written instructions are required if you have notified Us not to accept telephone instructions

We encourage you to make transfers or reallocations using AIG VALIC Online or AIG VALIC by Phone for most efficient processing.

Generally, no one may give AIG VALIC telephone instructions on your behalf without your written or recorded, verbal consent. An AIG VALIC financial advisor who has received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, We follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, We are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If We fail to follow Our procedures, We may be liable for any losses due to unauthorized or fraudulent instructions. Transfer instructions during the Payout Period cannot be given online or by telephone. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

  . The date of receipt, if received in Our Home Office before the close of regular trading of the Exchange on a day values are calculated. Normally, this will be 4:00 P.M. Eastern time; otherwise,

  .   The next date values are calculated.

Market Timing -- Frequent Transfers

The Contracts and their Variable Account Options are not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short-term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Mutual Fund. These market timing strategies are disruptive to the underlying Mutual Funds and are thereby potentially harmful to investors. If We determine, in Our sole discretion, that your transfer patterns among the Variable Account Options reflect a market timing strategy, We reserve the right to take action to protect the other investors. Such action may include, but would not be limited to, restricting the frequency of or method for requesting transfers among the Variable Account Options, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

Regardless of the number of transfers you have made, We will monitor and may terminate or restrict your transfer privileges, after We notify you of the restriction in writing, if We determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners.

Fees and Charges
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to six basic types of fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Fund Annual Expense Charge

  .   Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section.

Account Maintenance Charge

During the Purchase Period, an account maintenance charge of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. If you are invested only in Fixed Account Options during a calendar quarter, this charge will not apply.

The account maintenance charge is to reimburse the Company for Our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees We receive will be greater than Our expenses.

The amount of the account maintenance charge may be reduced or waived if Portfolio Director is issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below. If you have two or more accounts established under the same group contract, We may agree to deduct an account maintenance charge from only one account.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge may not be greater than:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

--------------------------------------------------------------------------------


  .   If you have become totally and permanently disabled, defined as follows:
      You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another AIG VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

The surrender charge may also be reduced or waived if Portfolio Director is issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Premium Tax Charge

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from 0% to 3 1/2%. If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, We will, of course, comply. Otherwise, such tax will be deducted from the Account Value when annuity payments are to begin.

If We deduct an amount for premium taxes, but later find the tax was not due, We will adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date We determined the tax was not due; and apply the excess amount, as adjusted, to increase the Account Value.

Separate Account Charges

The Separate Account charges for each Variable Investment Option are shown in the Fee Table of this prospectus. The charges range from 0.75% to 1.25% on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your life, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. The Company may make a profit on the Separate Account charges.

The Separate Account charges may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Fund Annual Expense Charges

Investment management fees are usually based on a percentage of each Mutual Fund's average daily net assets and are payable by a Fund to its investment adviser. These fees and other Fund expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

Other Tax Charges

We reserve the right to charge for certain taxes (in addition to premium taxes) that We may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account
Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if We determine that your retirement program will allow Us to reduce or eliminate administrative or sales expenses that We usually incur for retirement programs. There are a number of factors We will review in determining whether your retirement program will allow Us to reduce or eliminate these administrative or sales expenses:

  .   The type of retirement program.

      Certain types of retirement programs, because of their stability, can result in lower administrative costs.

  .   The nature of your retirement program.

      Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

--------------------------------------------------------------------------------


  . Other factors of which We are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether We can reduce or waive account maintenance charges:

  .   The frequency of Purchase Payments for your retirement program.

      Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether We can reduce or waive surrender charges:

  .   The size of your retirement program.

      A retirement program that involves a larger group of employees may allow Us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program.

      Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether We can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person. Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses or credits certain Divisions a portion of the Company's Separate Account charges, as shown in the Fee Tables earlier in this prospectus. Such crediting arrangements are, however, voluntary, and may be changed by the Company at any time.

Market Value Adjustment (MVA)

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% Free Withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

Payout Period
--------------------------------------------------------------------------------


The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of Payout Option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain Nonqualified contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts, determined by the birthday nearest to the date the annuity is to begin.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Variable Payout

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payments will be less than your first payment.

Combination Fixed and Variable Payout

With a Combination Fixed and Variable Payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed Payout (payment is fixed and guaranteed).

Payout Date

The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month. A request to start payments must be received in Our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the end of the month preceding the Payout Date. Generally, for qualified contracts, the Payout Date may be when you attain age 59 1/2 or separate from service, but must be no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire, if later. For Nonqualified contracts, the Payout Date may be any time prior to your 85th birthday, and may not be later than age 85 without VALIC's consent. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs"), or IRAs, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if the Annuitant died prior to the date of the second payment, two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon

--------------------------------------------------------------------------------

   the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Enhancements to Payout Options

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your payment period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Your Payment Option should be selected and sent to Our Home Office by at least the fifteenth (15th) day of the month before your Payout Date. Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, We reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the Contract or plan.

For more information about Payout Options or enhancements of those Payout Options available under the Contract, see the Statement of Additional Information.
Surrender of Account Value
--------------------------------------------------------------------------------

When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age
59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until We receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to Our Home Office. We will mail the Surrender Value to you within 7 calendar days after We receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form. For example, a loan termination or loan payoff must be processed prior to surrendering an account. If you are not 100% vested, forfeited dollars must be removed prior to the Surrender transaction. Additionally, if your Plan Administrator must approve a request for Surrender, the request will not be considered in good order until the Plan Administrator approval is received. The above examples may not be all-inclusive, but are illustrations of processes that must be completed before a request is considered to be in good order.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed in accordance with the procedures above.

--------------------------------------------------------------------------------

Amount That May Be Surrendered

The amount that may be surrendered at any time can be determined as follows:

                      Allowed  = (equals)   Your Account
                     Surrender                Value(1)
                       Value                 - (minus)
                                           Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in Our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by Us.

Surrender Restrictions

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

            The amount surrendered    /       Your Purchase Units
               from the Variable   (divided next computed after the
                 Account Option      by)      written request for
                   + (plus)                 surrender is received at
             Any Surrender Charge               Our Home Office

The Surrender Value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract. There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you;

  .   Payment over a stated period of time, but not less than five years;

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, unless allowed by the IRS, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

--------------------------------------------------------------------------------


Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the IRS.
Exchange Privilege
--------------------------------------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at Our option, waive any transfer restrictions for a stated period of time. If We waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, We will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, We will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

--------------------------------------------------------------------------------


  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ181, SPQ181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions. If you want a copy of any of these prospectuses or Statements of Additional Information, please contact Us at 1-800-428-2542 (option 3).

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable investment options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Agents' and Managers' Retirement Plan Exchange Offer

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance charges. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance charges imposed under Portfolio Director. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options from which to choose. As to the funding vehicle for their Purchase Payment plan, the participant may choose to:

  .   Remain in the SA-1 Contract and Independence Plus Contract.

  . Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or

  . Transfer all current assets and future Purchase Payments to Portfolio Director.

If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio

--------------------------------------------------------------------------------

Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director.

Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.
Death Benefits
--------------------------------------------------------------------------------

Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid is discussed below.
The death benefit provisions in Portfolio Director may vary from state to state.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your Beneficiary may contact your financial advisor with any questions about required documentation and paperwork.

Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with IRC section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A Spousal beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal beneficiary participates;

In the case of a Nonqualified contract,

  .   May continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments certain; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a Nonqualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event

--------------------------------------------------------------------------------

of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Beneficiary if there is no contingent owner or to the Contract Owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS.

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period:
Interest Guaranteed Death Benefit and Standard Death Benefit.

Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

              Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments invested in Fixed Account
              Option
          -   (minus)
              Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

              Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments (to Fixed and/or Variable
              Account Options)
          -   (minus)
              Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

During the Payout Period

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefit will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director are described in the "Payout Period" section of this prospectus.

  . If the Life Only Option or Joint and Survivor Life Option was chosen, there will be no death benefit.

  . If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

--------------------------------------------------------------------------------


       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

       3. Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.
Investment Performance of Separate Account Divisions
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. For more information on how performance is calculated and historical performance information, see the Statement of Additional Information.

Some of the Divisions (and Mutual Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Portfolio Director was first available to you. We may advertise investment performance since the inception of the Mutual Funds. We will use the charges and fees imposed by Portfolio Director, when applicable, in calculating the Division's investment performance.
Other Contract Features
--------------------------------------------------------------------------------

Changes That May Not Be Made

The following terms in Portfolio Director may not be changed once your account has been established:

  .   The Contract Owner (except for an individual Nonqualified contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a Nonqualified contract where the Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner may cancel an individual Contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law.

We Reserve Certain Rights

We reserve the right to:

  .   Amend the Contract for Variable Account Option Changes;

  .   Amend the Contract to comply with tax or other laws;

  . Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  . Operate VALIC Separate Account A as a management investment company under applicable securities laws, in consideration of an investment management fee or in any other form permitted by law;

  . Deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required;

--------------------------------------------------------------------------------


  .   Stop accepting new Participants under a group Contract.

Variable Account Option Changes

We may amend your Contract to match changes to the Variable Account Options offered under your Contract. For example, We may establish new funds, delete funds, stop accepting allocations and/or investments in a particular fund. We may move assets and re-direct future premium allocations from one fund to another if We receive shareholder approval through a proxy vote or SEC approval for a fund substitution. This would occur if a fund is no longer an appropriate investment for the Contract, for reasons such as failure to meet compliance standards, continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Account Option offered may have different fees and expenses compared to the previous Option. You will be notified of any proxies or substitutions that affect your Variable Account Option choices.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee for the loans and to limit the number of outstanding loans.


Voting Rights
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to Us as to how VALIC Separate Account A should vote its Mutual Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholder meeting is held. For more information about these shareholder meetings and when they may be held, you should read the Funds' prospectuses.

Who May Give Voting Instructions

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director was issued in connection with a Nonqualified unfunded deferred compensation plan.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

The Funds that comprise the Variable Account Options in Portfolio Director may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, We may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters
--------------------------------------------------------------------------------

Portfolio Director provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code of 1986, as amended ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation.

Type of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a Nonqualified contract. Portfolio Director is used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-
       exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including plans of self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs;

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available for a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The provisions of EGTRRA will terminate on December 31, 2010, unless Congress enacts legislation to extend the provisions or to make them permanent.

In addition, Portfolio Director is also available through "Nonqualified contracts." Such Nonqualified contracts generally include unfunded, Nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under Portfolio Director can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Nonqualified contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986, the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Nonqualified contracts.

--------------------------------------------------------------------------------

Distributions are taxed differently depending on the program through which Portfolio Director is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a qualified contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if purchase payments under the Contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, Section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Nonqualified contracts that are not owned by natural persons (except for trusts as agent for an individual) will be taxed currently to the Owner and such contracts will not be treated as annuities for federal income tax purposes.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:
  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A Nonqualified contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.



 LOGO

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a Nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($138.89 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 27% tax rate and an 8% annual rate of return. Variable options incur Separate Account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

--------------------------------------------------------------------------------


Unlike taxable accounts, contributions made to tax-favored retirement programs and Nonqualified contracts generally provide tax-deferred treatment on earnings. In addition, contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 27% Federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 5.76% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                Tax-Favored
                                                Retirement  Taxable
                                                  Program   Account
                                                ----------- -------
            Annual amount available for savings
              before federal taxes.............   $2,500    $2,500
            Current federal income tax due on
              Purchase Payments................        0    $ (675)
            Net retirement plan
              Purchase Payments................   $2,500    $1,825

This chart assumes a 27% federal income tax rate. The $675 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,825 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,825 while the contribution to a taxable account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                               Page
                                                               ----
            General Information...............................   3
            Marketing Information.............................   3
            Endorsements and Published Ratings................   3
            Types of Variable Annuity Contracts...............   4
            Federal Tax Matters...............................   4
            Economic Growth and Tax Relief Reconciliation Act
              of 2001.........................................   5
            Tax Consequences of Purchase Payments.............   5
            Tax Consequences of Distributions.................   7
            Special Tax Consequences -- Early Distribution....   9
            Special Tax Consequences -- Required Distributions  10
            Tax Free Rollovers, Transfers and Exchanges.......  11
            Exchange Privilege................................  12
            Exchanges From Independence Plus Contracts........  12
            Exchanges From V-Plan Contracts...................  13
            Exchanges From SA-1 and SA-2 Contracts............  14
            Exchanges From Impact Contracts...................  15
            Exchanges From Compounder Contracts...............  16
            Information Which May Be Applicable To
              Any Exchange....................................  17

                                                                Page
                                                                ----
            Calculation of Surrender Charge....................  17
            Illustration of Surrender Charge on Total Surrender  17
            Illustration of Surrender Charge on a 10% Partial
              Surrender Followed by a Full Surrender...........  18
            Purchase Unit Value................................  18
            Illustration of Calculation of Purchase Unit Value.  18
            Illustration of Purchase of Purchase Units.........  18
            Performance Calculations...........................  19
            Performance Information............................  21
            Payout Payments....................................  48
            Assumed Investment Rate............................  48
            Amount of Payout Payments..........................  48
            Payout Unit Value..................................  49
            Illustration of Calculation of Payout Unit Value...  49
            Illustration of Payout Payments....................  49
            Distribution of Variable Annuity Contracts.........  49
            Experts............................................  50
            Comments on Financial Statements...................  50

The Variable Annuity Life Insurance Company
Units of Interest Under Group and Individual
Fixed and Variable Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director Separate Account A
For Series 1.20 to 13.20                                            May 1, 2003

Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable annuity contracts (the "Contracts") for Participants in certain employer-sponsored retirement plans and individual retirement plans ("IRAs"). Portfolio Director may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

Portfolio Director permits you to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in Portfolio Director and will help you make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2003, contains additional information about Portfolio Director and is part of this prospectus. For a free copy call 1-800-428-2542 (option 3). The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------

VALIC Company I                    VALIC Company II                   American Century Ultra Fund
Asset Allocation Fund              Aggressive Growth Lifestyle Fund   Ariel Appreciation Fund
Blue Chip Growth Fund              Capital Appreciation Fund          Ariel Fund
Capital Conservation Fund          Conservative Growth Lifestyle Fund Credit Suisse Small Cap Growth Fund
Core Equity Fund                   Core Bond Fund                     Dreyfus BASIC U.S. Mortgage Securities Fund
Government Securities Fund         High Yield Bond Fund               Evergreen Growth and Income Fund
Growth & Income Fund               International Growth II Fund       Evergreen Small Cap Value Fund
Health Sciences Fund               Large Cap Value Fund               Evergreen Value Fund
Income & Growth Fund               Mid Cap Growth Fund                Evergreen Special Equity Fund
International Equities Fund        Mid Cap Value Fund                 INVESCO Growth Fund
International Government Bond Fund Moderate Growth Lifestyle Fund     Janus Adviser Worldwide Fund
International Growth I Fund        Money Market II Fund               Janus Fund
Large Cap Growth Fund              Small Cap Growth Fund              Lou Holland Growth Fund
Mid Cap Index Fund                 Small Cap Value Fund               MSIF Trust Mid Cap Growth Portfolio
Money Market I Fund                Socially Responsible Fund          Putnam Global Equity Fund
Nasdaq-100(R) Index Fund           Strategic Bond Fund                Putnam New Opportunities Fund
Opportunities Fund                                                    Putnam OTC & Emerging Growth Fund
Science & Technology Fund                                             Sit Mid Cap Growth Fund
Small Cap Fund                                                        Sit Small Cap Growth Fund
Small Cap Index Fund                                                  Templeton Foreign Fund
Social Awareness Fund                                                 Templeton Global Asset Allocation Fund
Stock Index Fund                                                      Vanguard Lifestrategy Conservative Growth Fund
Value Fund                                                            Vanguard Lifestrategy Growth Fund
                                                                      Vanguard Lifestrategy Moderate Growth Fund
                                                                      Vanguard Long-Term Corporate Fund
                                                                      Vanguard Long-Term Treasury Fund
                                                                      Vanguard Wellington Fund
                                                                      Vanguard Windsor II Fund

Table of Contents
--------------------------------------------------------------------------------


                                                               Page
                                                               ----
            Glossary of Terms.................................   4

            Highlights........................................   5

            Fee Tables........................................   7

            Selected Purchase Unit Data.......................   9

            General Information...............................  11
               About Portfolio Director.......................  11
               About VALIC....................................  12
               About VALIC Separate Account A.................  12
               Units of Interest..............................  12
               Distribution of the Contracts..................  13

            Fixed and Variable Account Options................  13
               Fixed Account Options..........................  13
               Variable Account Options.......................  14

            Purchase Period...................................  22
               Account Establishment..........................  22
               When Your Account Will Be Credited.............  22
               Purchase Units.................................  23
               Calculation of Purchase Unit Value.............  23
               Calculation of Value for Fixed Account Options.  23
               Calculation of Value for Variable
                 Account Options..............................  24
               Stopping Purchase Payments.....................  24

            Transfers Between Investment Options..............  24
               During the Purchase Period.....................  24
               During the Payout Period.......................  25
               Communicating Transfer or
                 Reallocation Instructions....................  25
               Effective Date of Transfer.....................  26
               Market Timing -- Frequent Transfers............  26

            Fees and Charges..................................  27
               Account Maintenance Charge.....................  27
               Surrender Charge...............................  27
                   Amount of Surrender Charge.................  27
                   10% Free Withdrawal........................  27
                   Exceptions to Surrender Charge.............  27
               Premium Tax Charge.............................  28
               Separate Account Charges.......................  28
               Fund Annual Expense Charges....................  28
               Other Tax Charges..............................  28
               Reduction or Waiver of Account Maintenance,
                 Surrender, or Separate Account Charges.......  28
               Separate Account Expense Reimbursement
                 or Credits...................................  29
               Market Value Adjustment........................  29

            Payout Period.....................................  30
               Fixed Payout...................................  30
               Variable Payout................................  30
               Combination Fixed and Variable Payout..........  30
               Payout Date....................................  30
               Payout Options.................................  30
               Enhancements to Payout Options.................  31
               Payout Information.............................  31

                                                                   Page
                                                                   ----

         Surrender of Account Value...............................  31
            When Surrenders Are Allowed...........................  31
            Surrender Process.....................................  31
            Amount That May Be Surrendered........................  32
            Surrender Restrictions................................  32
            Partial Surrenders....................................  32
            Systematic Withdrawals................................  32
            Distributions Required by Federal Tax Law.............  33

         Exchange Privilege.......................................  33
            Restrictions on Exchange Privilege....................  33
            Taxes and Conversion Costs............................  33
            Surrender Charges.....................................  33
            Exchange Offers for Contracts Other Than
              Portfolio Director..................................  33
            Comparison of Contracts...............................  34
            Features of Portfolio Director........................  34
            Agents' and Managers' Retirement Plan
              Exchange Offer......................................  34

         Death Benefits...........................................  35
            The Process...........................................  35
            Beneficiary Information...............................  35
                Spousal Beneficiaries.............................  35
                Beneficiaries Other Than Spouses..................  35
            Special Information for Individual Non-Tax
              Qualified Contracts.................................  35
            During the Purchase Period............................  36
            Interest Guaranteed Death Benefit.....................  36
            Standard Death Benefit................................  36
            During the Payout Period..............................  36

         Investment Performance of Separate Account
           Divisions..............................................  37

         Other Contract Features..................................  37
            Changes That May Not Be Made..........................  37
            Change of Beneficiary.................................  37
            Contingent Owner......................................  37
            Cancellation -- The 20-Day "Free Look"................  37
            We Reserve Certain Rights.............................  37
            Variable Account Option Changes.......................  38
            Relationship to Employer's Plan.......................  38

         Voting Rights............................................  38
            Who May Give Voting Instructions......................  38
            Determination of Fund Shares Attributable to
              Your Account........................................  38
                During Purchase Period............................  38
                During Payout Period or After a Death Benefit
                  Has Been Paid...................................  38
            How Fund Shares Are Voted.............................  38

         Federal Tax Matters......................................  39
            Type of Plans.........................................  39
            Tax Consequences in General...........................  39
            Effect of Tax Deferred Accumulations..................  40

         Table of Contents of Statement of
           Additional Information.................................  42

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "We," "Us," "Our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the participant, contract owner, annuitant or beneficiary.

Other specific terms We use in this prospectus are:

   Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

   Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

   Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your variable account option.

   Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

   Contract Owner -- the individual or entity to whom the annuity contract ("Contract") is issued. For a group annuity contract, this will usually be your employer. For individual contracts, this will usually be you.

   Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

   Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

   Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

   Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

   Participant Year -- a twelve month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

   Payout Period -- the time when you withdraw your money in a steady stream of payments ("Payout Payments"). Also may be called the "Annuity Period."

   Payout Unit -- A measuring unit used to calculate Payout Payments from your variable account option. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

   Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

   Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of an annuity Contract.

   Purchase Period -- the time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

   Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

   VALIC Separate Account A -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

   Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts. Each Division is a subaccount of VALIC Separate Account A. Each Separate Account Division represents Our investment in a different mutual fund.

Highlights
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan or Internal Revenue Code ("IRC") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that We receive your request, depending on your state law. See "Other Contract Features."

Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 may be charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 1.05% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under IRC sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Mortality and expense risk fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will also be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than IRAs, which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

--------------------------------------------------------------------------------


Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling AIG VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see "Transfers Between Investment Options."

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact Us at 1-800-428-2542.

 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

Fee Tables
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted if applicable.

Contract Owner/Participant Expenses(1)

                        Maximum Surrender Charge(2) 5.00%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

       Account Maintenance Charge ($3.75 per quarter, annualized)(2) $15

Separate Account Charges
(as a percentage of Separate Account average net assets):

                                                  Separate Separate Account    Total
                                                  Account   Reimbursement    Separate
Variable Account Option                            Fee(3)    or Credit(4)   Account Fee
-----------------------                           -------- ---------------- -----------
VALIC Company I
   Asset Allocation Fund                            0.80%          --          0.80%
   Blue Chip Growth Fund                            0.80           --          0.80
   Capital Conservation Fund                        0.80           --          0.80
   Core Equity Fund                                 0.80           --          0.80
   Government Securities Fund                       0.80           --          0.80
   Growth & Income Fund                             0.80           --          0.80
   Health Sciences Fund                             0.80           --          0.80
   Income & Growth Fund                             0.80           --          0.80
   International Equities Fund                      0.80           --          0.80
   International Government Bond Fund               0.80           --          0.80
   International Growth I Fund                      0.80           --          0.80
   Large Cap Growth Fund                            0.80           --          0.80
   Mid Cap Index Fund                               0.80           --          0.80
   Money Market I Fund                              0.80           --          0.80
   Nasdaq-100(R) Index Fund                         0.80           --          0.80
   Opportunities Fund                               0.80           --          0.80
   Science & Technology Fund                        0.80           --          0.80
   Small Cap Fund                                   0.80           --          0.80
   Small Cap Index Fund                             0.80           --          0.80
   Social Awareness Fund                            0.80           --          0.80
   Stock Index Fund                                 0.80           --          0.80
   Value Fund                                       0.80           --          0.80
VALIC Company II                                    0.80
   Aggressive Growth Lifestyle Fund                 0.80        (0.25%)        0.55
   Capital Appreciation Fund                        0.80        (0.25)         0.55
   Conservative Growth Lifestyle Fund               0.80        (0.25)         0.55
   Core Bond Fund                                   0.80        (0.25)         0.55
   High Yield Bond Fund                             0.80        (0.25)         0.55
   International Growth II Fund                     0.80        (0.25)         0.55
   Large Cap Value Fund                             0.80        (0.25)         0.55
   Mid Cap Growth Fund                              0.80        (0.25)         0.55
   Mid Cap Value Fund                               0.80        (0.25)         0.55
   Moderate Growth Lifestyle Fund                   0.80        (0.25)         0.55
   Money Market II Fund                             0.80        (0.25)         0.55
   Small Cap Growth Fund                            0.80        (0.25)         0.55
   Small Cap Value Fund                             0.80        (0.25)         0.55
   Socially Responsible Fund                        0.80        (0.25)         0.55
   Strategic Bond Fund                              0.80        (0.25)         0.55
American Century Ultra Fund, Investor Class         1.05        (0.21)         0.84
Ariel Appreciation Fund                             1.05        (0.25)         0.80
Ariel Fund                                          1.05        (0.25)         0.80
Credit Suisse Small Cap Growth Fund, Common Class   1.05        (0.25)         0.80
Dreyfus BASIC U.S. Mortgage Securities Fund         1.05        (0.25)         0.80
Evergreen Growth and Income Fund, Class A           1.05        (0.25)         0.80
Evergreen Small Cap Value Fund, Class A             1.05        (0.25)         0.80
Evergreen Value Fund, Class A                       1.05        (0.25)         0.80
Evergreen Special Equity Fund, Class A              1.05        (0.25)         0.80
INVESCO Growth Fund, Investor Class                 1.05        (0.25)         0.80

--------------------------------------------------------------------------------

                                                   Separate Separate Account    Total
                                                   Account   Reimbursement    Separate
Variable Account Option                             Fee(3)    or Credit(4)   Account Fee
-----------------------                            -------- ---------------- -----------
Janus Adviser Worldwide Fund, Class I                1.05        (0.25)         0.80
Janus Fund                                           1.05        (0.25)         0.80
Lou Holland Growth Fund                              1.05        (0.25)         0.80
MSIF Trust Mid Cap Growth Portfolio, Adviser Class   1.05        (0.25)         0.80
Putnam Global Equity Fund, Class A                   1.05        (0.25)         0.80
Putnam New Opportunities Fund, Class A               1.05        (0.25)         0.80
Putnam OTC & Emerging Growth Fund, Class A           1.05        (0.25)         0.80
Sit Mid Cap Growth Fund                              1.05        (0.25)         0.80
Sit Small Cap Growth Fund                            1.05        (0.25)         0.80
Templeton Foreign Fund, Class A                      1.05        (0.25)         0.80
Templeton Global Asset Allocation Fund, Class 1      1.05           --          1.05
Vanguard Lifestrategy Conservative Growth Fund       1.05           --          1.05
Vanguard Lifestrategy Growth Fund                    1.05           --          1.05
Vanguard Lifestrategy Moderate Growth Fund           1.05           --          1.05
Vanguard Long-Term Corporate Fund, Investor Shares   1.05        (0.25)         0.80
Vanguard Long-Term Treasury Fund, Investor Shares    1.05        (0.25)         0.80
Vanguard Wellington Fund, Investor Shares            1.05           --          1.05
Vanguard Windsor II Fund, Investor Shares            1.05           --          1.05

--------
(1) Premium taxes are not shown here, but may be charged by some states. See "Premium Tax Charge."
(2) Reductions in the surrender charge and the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
(3) Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."
(4) For these Variable Account Options, the Company's charges to these Divisions are reduced voluntarily and/or reduced by certain payments received from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. This reimbursement or credit may be terminated by the Company at any time without notice. See "Fees and Charges -- Separate Account Reimbursement or Credit."

The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.

Total Annual Mutual Fund Operating Expenses                                              Minimum Maximum
-------------------------------------------                                              ------- -------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
  distribution and/or service (12b-1) fees, and other expenses)                           0.29%   2.38%

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $784. $1,470  $2,180   $3,534

(2) If you do not surrender your Contract:

                                  3
                         1 Year Years 5 Years 10 Years
                         ------ ----- ------- --------
                          $326. $995  $1,689   $3,534

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Total Annual Mutual Fund Operating Expense information is provided by the Mutual Funds and has not been verified by Us. The Operating Expense information does not include the effects of any voluntary or contractual reduction in fees; thus, the actual fees paid by the Fund may be lower than that shown above.

Selected Purchase Unit Data
--------------------------------------------------------------------------------


Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract, invested in a variable account option as shown.

                                                              December 31, 2002   December 31, 2001   December 31, 2000
                                                             ------------------- ------------------- -------------------
                                                              Purchase  Purchase  Purchase  Purchase  Purchase  Purchase
                                                              Units in    Unit    Units in    Unit    Units in    Unit
                                                               Force     Value     Force     Value     Force     Value
                                                             ---------- -------- ---------- -------- ---------- --------
VALIC Company I
   Asset Allocation Fund (Division 5)                         1,074,736  $3.557   1,365,458  $3.956   1,078,319  $4.163
   Blue Chip Growth Fund (Division 72)                        2,215,965   0.595   1,191,852   0.793          --      --
   Capital Conservation Fund (Division 7)                     1,072,328   2.644     736,319   2.446     241,853   2.288
   Core Equity Fund (Division 15)                            18,853,525   1.574  19,106,874   2.038  10,968,138   2.425
   Government Securities Fund (Division 8)                    3,292,403   2.753   2,040,203   2.477     824,249   2.338
   Growth & Income Fund (Division 16)                         3,882,769   1.661   3,325,072   2.133   1,525,459   2.391
   Health Sciences Fund (Division 73)                         7,126,532   0.654   4,443,384   0.911          --      --
   Income & Growth Fund (Division 21)                        20,786,632   1.141  21,849,597   1.430          --      --
   International Equities Fund (Division 11)                  3,400,912   0.971   2,831,016   1.205   1,538,819   1.557
   International Government Bond Fund (Division 13)           5,528,660   1.767   4,684,913   1.517   1,861,115   1.559
   International Growth I Fund (Division 20)                 12,743,207   1.187  12,911,877   1.465          --      --
   Large Cap Growth Fund (Division 30)                       43,795,573   0.882  47,794,623   1.237          --      --
   Mid Cap Index Fund (Division 4)                            7,884,899   5.669   5,137,857   6.716   2,040,360   6.834
   Money Market I Fund (Division 6)                          19,301,326   2.017  19,613,013   2.008  11,188,908   1.953
   Nasdaq-100(R) Index Fund (Division 46)                     5,273,086   0.294   2,543,964   0.481          --      --
   Opportunities Fund (Division 45)                             131,147   0.385      79,301   0.554          --      --
   Science & Technology Fund (Division 17)                   43,387,665   1.462  42,427,558   2.464  24,450,402   4.223
   Small Cap Fund (Division 18)                              10,322,622   1.621  10,143,542   2.132          --      --
   Small Cap Index Fund (Division 14)                         6,154,595   1.949   4,102,032   2.481   1,758,979   2.452
   Social Awareness Fund (Division 12)                        6,937,701   2.673   7,765,337   3.520   4,403,285   4.004
   Stock Index Fund (Division 10)                            47,259,245   3.514  49,700,088   4.567  32,626,172   5.244
   Value Fund (Division 74)                                     123,767   0.798          --   1.000          --      --
VALIC Company II
   Aggressive Growth Lifestyle Fund (Division 48)             1,960,053   1.012   1,242,003   1.248     460,167   1.434
   Capital Appreciation Fund (Division 39)                    1,002,903   0.692     809,582   1.005     435,416   1.287
   Conservative Growth Lifestyle Fund (Division 50)           1,451,290   1.240     960,922   1.313     735,103   1.343
   Core Bond Fund (Division 58)                                 870,673   1.256     477,526   1.160      17,812   1.096
   High Yield Bond Fund (Division 60)                           680,131   1.038     613,841   1.063      44,391   1.009
   International Growth II Fund (Division 33)                 1,620,256   0.905   1,217,774   1.102     845,886   1.367
   Large Cap Value Fund (Division 40)                         2,664,154   1.172   1,653,364   1.339     133,690   1.372
   Mid Cap Growth Fund (Division 37)                          4,401,019   0.683   3,064,194   0.984     654,531   1.423
   Mid Cap Value Fund (Division 38)                           5,041,443   1.634   2,566,084   1.910     687,388   1.956
   Moderate Growth Lifestyle Fund (Division 49)               3,015,695   1.158   2,200,069   1.300     864,680   1.386
   Money Market II Fund (Division 44)                         9,173,724   1.157   8,613,152   1.149   8,860,373   1.114
   Small Cap Growth Fund (Division 35)                        1,738,121   0.906   1,447,772   1.356     476,647   1.789
   Small Cap Value Fund (Division 36)                         2,396,378   1.220   1,061,602   1.401      87,545   1.316
   Socially Responsible Fund (Division 41)                    1,518,217   0.907   1,275,611   1.190   1,291,021   1.355
   Strategic Bond Fund (Division 59)                            987,994   1.285     432,470   1.212         936   1.102
American Century Ultra Fund (Division 31)                    59,170,779   1.251  58,386,315   1.641  38,053,829   1.937
Ariel Appreciation Fund (Division 69)                        17,307,445   1.091   4,782,738   1.226          --      --
Ariel Fund (Division 68)                                     13,823,829   1.185   3,576,909   1.259          --      --
Credit Suisse Small Cap Growth Fund (Division 63)             3,072,771   0.533   1,293,375   0.776          --      --
Dreyfus BASIC U.S. Mortgage Securities Fund (Division 71)     6,785,364   1.193   1,327,963   1.105          --      --
Evergreen Growth and Income Fund (Division 56) (2)              536,678   0.736     247,635   0.894      10,254   1.058
Evergreen Small Cap Value Fund (Division 55) (2)              8,371,514   1.171   2,551,614   1.370       9,967   1.176
Evergreen Special Equity Fund (Division 65)                     879,264   0.587     191,000   0.816          --      --
Evergreen Value Fund (Division 57) (2)                        1,091,640   0.873     701,042   1.086      27,722   1.128
INVESCO Growth Fund (Division 62)                             3,302,734   0.214   2,268,337   0.366   3,302,734   0.214
Janus Adviser Worldwide Fund (Division 47)                    7,053,397   0.525   4,226,947   0.715   7,053,397   0.525
Janus Fund (Division 61)                                     12,521,963   0.448   7,914,087   0.624  12,521,963   0.448
Lou Holland Growth Fund (Division 70)                         1,389,807   0.680     354,300   0.873   1,389,807   0.680
MSIF Trust Mid Cap Growth Portfolio (Division 64)             6,607,721   0.412   2,524,416   0.602   6,607,721   0.412
Putnam Global Equity Fund (Division 28)                      36,429,751   0.944  34,982,558   1.228  23,568,922   1.765
Putnam New Opportunities Fund (Division 26)                  69,285,939   0.844  66,208,396   1.226  37,383,151   1.769
Putnam OTC & Emerging Growth Fund (Division 27)              34,971,866   0.426  34,690,902   0.639  20,908,160   1.196
Sit Mid Cap Growth Fund (Division 67)                         1,776,176   0.365     446,811   0.563          --      --
Sit Small Cap Growth Fund (Division 66)                      10,695,255   0.451   3,188,128   0.616          --      --
Templeton Foreign Fund (Division 32)                         27,321,331   1.196  21,232,087   1.319  13,195,521   1.444
Templeton Global Asset Allocation Fund (Division 19)          4,180,947   1.768   3,125,087   1.864   1,210,593   2.087
Vanguard LifeStrategy Conservative Growth Fund (Division 54)  1,007,113   1.093     763,718   1.167     482,507   1.180
Vanguard LifeStrategy Growth Fund (Division 52)               3,864,620   0.954   2,800,962   1.145   2,267,355   1.270
Vanguard LifeStrategy Moderate Growth Fund (Division 53)      4,834,564   1.027   3,597,361   1.157   2,887,958   1.224
Vanguard Long-Term Corporate Fund (Division 22)              11,209,489   1.652   9,394,086   1.471   4,636,431   1.353
Vanguard Long-Term Treasury Fund (Division 23)               19,883,997   1.738  17,009,737   1.502  10,177,993   1.451
Vanguard Wellington Fund (Division 25)                       48,274,786   1.640  44,865,983   1.780  29,685,842   1.727
Vanguard Windsor II Fund (Division 24)                       46,093,281   1.461  36,594,309   1.776  24,169,868   1.858

--------------------------------------------------------------------------------

                                                                                                     September 22,
                                                              December 31, 1999   December 31, 1998      1998
                                                             ------------------- ------------------- -------------
                                                              Purchase  Purchase  Purchase  Purchase   Purchase
                                                              Units in    Unit    Units in    Unit       Unit
                                                               Force     Value     Force     Value     Value(1)
                                                             ---------- -------- ---------- -------- -------------
VALIC Company I
   Asset Allocation Fund (Division 5)                           673,135  $4.304      31,350  $3.882     $3.498
   Blue Chip Growth Fund (Division 72)                               --      --          --      --         --
   Capital Conservation Fund (Division 7)                        95,480   2.112          --   2.138      2.099
   Core Equity Fund (Division 15)                             8,377,232   2.608   4,324,799   2.448      1.939
   Government Securities Fund (Division 8)                      243,537   2.088          --   2.165      2.150
   Growth & Income Fund (Division 16)                           660,621   2.704          --   2.219      1.787
   Health Sciences Fund (Division 73)                                --      --          --      --         --
   Income & Growth Fund (Division 21)                                --      --          --      --         --
   International Equities Fund (Division 11)                    348,851   1.898          --   1.481      1.227
   International Government Bond Fund (Division 13)           1,058,856   1.635     408,156   1.752      1.676
   International Growth I Fund (Division 20)                         --      --          --      --         --
   Large Cap Growth Fund (Division 30)                               --      --          --      --         --
   Mid Cap Index Fund (Division 4)                              523,908   5.909          --   5.183      4.060
   Money Market I Fund (Division 6)                           9,613,663   1.857   5,325,479   1.787      1.767
   Nasdaq-100(R) Index Fund (Division 46)                            --      --          --      --         --
   Opportunities Fund (Division 45)                                  --      --          --      --         --
   Science & Technology Fund (Division 17)                   11,744,052   6.463   3,228,389   3.242      2.224
   Small Cap Fund (Division 18)                                      --      --          --      --         --
   Small Cap Index Fund (Division 14)                           522,127   2.558      58,825   2.126      1.825
   Social Awareness Fund (Division 12)                        3,028,346   4.503   1,218,871   3.826      3.190
   Stock Index Fund (Division 10)                            18,855,858   5.831   6,859,835   4.875      4.056
   Value Fund (Division 74)                                          --      --          --      --         --
VALIC Company II
   Aggressive Growth Lifestyle Fund (Division 48)                46,149   1.542          --   1.193      1.015
   Capital Appreciation Fund (Division 39)                       95,862   1.672          --   1.242      1.012
   Conservative Growth Lifestyle Fund (Division 50)             246,969   1.310          --   1.163      1.026
   Core Bond Fund (Division 58)                                  10,700   1.012          --   1.030      1.013
   High Yield Bond Fund (Division 60)                             2,397   1.079          --   1.054      1.001
   International Growth II Fund (Division 33)                     5,641   1.639          --   1.052      0.942
   Large Cap Value Fund (Division 40)                               221   1.306          --   1.247      1.071
   Mid Cap Growth Fund (Division 37)                              1,244   1.427          --   1.349      1.070
   Mid Cap Value Fund (Division 38)                             142,103   1.526          --   1.256      1.050
   Moderate Growth Lifestyle Fund (Division 49)                 213,355   1.401          --   1.186      1.026
   Money Market II Fund (Division 44)                         1,844,830   1.056          --   1.014      1.002
   Small Cap Growth Fund (Division 35)                          119,661   2.279          --   1.350      1.076
   Small Cap Value Fund (Division 36)                               232   1.083          --   1.166      1.036
   Socially Responsible Fund (Division 41)                      106,148   1.501          --   1.279      1.066
   Strategic Bond Fund (Division 59)                                 --   1.085          --   1.051      1.012
American Century Ultra Fund (Division 31)                    20,827,045   2.438   8,116,612   1.738      1.416
Ariel Appreciation Fund (Division 69)                                --      --          --      --         --
Ariel Fund (Division 68)                                             --      --          --      --         --
Credit Suisse Small Cap Growth Fund (Division 63)                    --      --          --      --         --
Dreyfus BASIC U.S. Mortgage Securities Fund (Division 71)            --      --          --      --         --
Evergreen Growth and Income Fund (Division 56) (2)                5,326   1.135          --      --         --
Evergreen Small Cap Value Fund (Division 55) (2)                     --   0.998          --      --         --
Evergreen Special Equity Fund (Division 65)                          --      --          --      --         --
Evergreen Value Fund (Division 57) (2)                               --   1.036          --      --         --
INVESCO Growth Fund (Division 62)                             3,302,734   0.214   3,302,734   0.214      0.214
Janus Adviser Worldwide Fund (Division 47)                    7,053,397   0.525   7,053,397   0.525      0.525
Janus Fund (Division 61)                                     12,521,963   0.448  12,521,963   0.448      0.448
Lou Holland Growth Fund (Division 70)                         1,389,807   0.680   1,389,807   0.680      0.680
MSIF Trust Mid Cap Growth Portfolio (Division 64)             6,607,721   0.412   6,607,721   0.412      0.412
Putnam Global Equity Fund (Division 28)                      11,313,375   2.531   6,153,771   1.550      1.267
Putnam New Opportunities Fund (Division 26)                  19,231,737   2.414  10,725,927   1.435      1.124
Putnam OTC & Emerging Growth Fund (Division 27)               6,570,152   2.471   3,092,839   1.098      0.860
Sit Mid Cap Growth Fund (Division 67)                                --      --          --      --         --
Sit Small Cap Growth Fund (Division 66)                              --      --          --      --         --
Templeton Foreign Fund (Division 32)                          8,660,425   1.518   5,437,288   1.095      0.945
Templeton Global Asset Allocation Fund (Division 19)            485,669   2.102          --   1.729      1.430
Vanguard LifeStrategy Conservative Growth Fund (Division 54)    375,819   1.157          --   1.085      1.023
Vanguard LifeStrategy Growth Fund (Division 52)               1,468,333   1.356          --   1.169      1.033
Vanguard LifeStrategy Moderate Growth Fund (Division 53)      2,152,244   1.248          --   1.127      1.024
Vanguard Long-Term Corporate Fund (Division 22)               4,060,325   1.221   2,949,044   1.313      1.294
Vanguard Long-Term Treasury Fund (Division 23)                7,578,682   1.222   3,682,809   1.349      1.340
Vanguard Wellington Fund (Division 25)                       28,195,817   1.581  19,636,072   1.530      1.423
Vanguard Windsor II Fund (Division 24)                       20,846,053   1.606  13,800,156   1.723      1.509

--------
(1) Purchase Unit Value At Date Of Inception.
(2) Purchase Unit Value on date of fund's inception, January 4, 1999, was $1.00.

--------------------------------------------------------------------------------

Variable Account Option Name Changes

Putnam Global Growth Fund changed its name to Putnam Global Equity Fund, effective October 1, 2002.

Dreyfus Basic GNMA Fund changed its name to Dreyfus BASIC U.S. Mortgage Securities Fund effective May 1, 2002.

Templeton Asset Strategy Fund changed its name to the Templeton Global Asset Allocation Fund, effective May 1, 2002.

VALIC Company I: Effective January 1, 2002, the fund family name changed from North American Funds Variable Product Series I to VALIC Company I. Each series changed its name also, dropping the "North American --" prefix.

VALIC Company II: Effective January 1, 2002, the fund family name changed from North American Funds Variable Product Series II to VALIC Company II. Each series changed its name also, dropping the "North American --" prefix, generally, except that the North American -- Goldman Sachs Large Cap Growth Fund changed its name to the Capital Appreciation Fund.

Warburg Pincus Small Company Growth Fund changed its name to the Credit Suisse Small Cap Growth Fund on or about December 12, 2001.

INVESCO Blue Chip Growth Fund changed its name to the INVESCO Growth Fund effective October 1, 2001.

MAS Mid Cap Growth Portfolio changed its name to the Morgan Stanley Institutional Fund Trust ("MSIF Trust") Mid Cap Growth Portfolio, effective August 1, 2001.

Effective May 1, 2000 the Templeton Asset Allocation Fund merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton Asset Allocation Fund Division 19.

American Century Ultra Fund was formerly known as the American Century -- Twentieth Century Ultra Fund.

Evergreen Small Cap Value Fund was formerly known as the Evergreen Small Cap Equity Income Fund.

Franklin Templeton Variable Insurance Products Trust was formerly known as the Templeton Variable Products Series Fund.

Templeton Foreign Fund -- Class A was formerly known as the Templeton Foreign Fund -- Class 1. VALIC Separate Account A purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally applicable to Class A shares.

Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio; the Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities Fund
-- Long-Term U.S. Treasury Portfolio; the Vanguard LifeStrategy Conservative Growth Fund was formerly known as the Vanguard LifeStrategy Conservative Growth Portfolio; the Vanguard LifeStrategy Growth Fund was formerly known as the Vanguard LifeStrategy Growth Portfolio; the Vanguard LifeStrategy Moderate Growth Fund was formerly known as the Vanguard LifeStrategy Moderate Growth Portfolio; the Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund and the Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.
General Information
--------------------------------------------------------------------------------
About Portfolio Director

Portfolio Director was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director can come from different sources, such as payroll deductions or money transfers. Your retirement savings process with Portfolio Director will involve two stages: the Purchase Period and the Payout Period. The first is when you make contributions into Portfolio Director called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period."

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director.

--------------------------------------------------------------------------------

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.

On August 29, 2001, American General Corporation, VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is the world's leading U.S.-based international insurance and financial services organization, the largest underwriter of commercial and industrial insurance in the United States, and among the top-ranked U.S. life insurers. Its member companies write a wide range of general insurance and life insurance products for commercial, institutional and individual customers through a variety of distribution channels in approximately 130 countries and jurisdictions throughout the world. AIG VALIC is the marketing name for the family of companies comprising VALIC Financial Advisors, Inc.; VALIC Retirement Services Company; VALIC Trust Company; and VALIC, offering a wide array of investment and insurance products, as well as financial and retirement planning services.

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

About VALIC Separate Account A

When you direct money to Portfolio Director's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what We call "Divisions." Sixty-five Divisions are available and represent the Variable Account Options in Portfolio Director. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of Portfolio Director. The commitments under the Contracts are VALIC's, and AIG has no legal obligation to back these commitments. When We discuss performance information in this prospectus, We mean the performance of a VALIC Separate Account A Division.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the mutual fund portfolios in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

Distribution of the Contracts

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The
Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the National Association

--------------------------------------------------------------------------------

of Securities Dealers, Inc., unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and do not result in any additional charges to Contract Owners or to VALIC Separate Account A. Contract Owner expenses are explained in the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
--------------------------------------------------------------------------------

Portfolio Director offers a choice from among 65 Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options you may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents Our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved. For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses, available at www.aigvalic.com (or call 1-800-428-2542, option 3).

Fixed Account Options

Portfolio Director features up to three guaranteed fixed options. These options provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred Nonqualified annuity may include the guaranteed fixed options.

Fixed Account Options                                                         Investment Objective
---------------------                                                         --------------------
Fixed Account Plus         Invests in the general account assets of the Company. This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to a fixed account option will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Short-Term Fixed Account   Invests in the general account assets of the Company. This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Multi-Year Enhanced Option Invests in the general account assets of the Company. This account is a long-term investment option,
("Multi-Year Option")      providing a guaranteed interest rate for a guaranteed period (three, five, seven, or ten years)
                           ("MVA Term"). Please see your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states. All MVA Terms may not be available. Please see your financial advisor for information on the MVA Terms that are currently offered.

                                                   Investment Objective
                                                   --------------------
Invests in the general account assets of the Company. This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to a fixed account option will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Invests in the general account assets of the Company. This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed
Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Invests in the general account assets of the Company. This account is a long-term investment option, providing a guaranteed interest rate for a guaranteed period (three, five, seven, or ten years) ("MVA Term"). Please see your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states.
All MVA Terms may not be available. Please see your financial advisor for information on the MVA Terms that are currently offered.

--------------------------------------------------------------------------------


Variable Account Options

Portfolio Director enables you to participate in Divisions that represent 65 Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account
A. According to your retirement program, you may not be able to invest in all 65 Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time.

Twenty-six of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Mutual Funds available to the general public will not be available within your Contract. Funds that are available in a tax-deferred Nonqualified variable annuity, under Internal Revenue Code Section 72, and also for ineligible deferred compensation 457(f) plans and private sector top-hat plans, are marked with an asterisk (*) in the descriptions below.

The Variable Account Options shown below have been separated by asset categories so that you may more easily compare fund choices, in keeping with your retirement goals, time horizons, and tolerance for risk. This is a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub- adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. Additional copies are available from AIG VALIC at 1-800-428-2542 (option 3) or online at www.aigvalic.com.

Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with Us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

The sub-advisers AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the Adviser, VALIC, due to common ownership. Please note that the Ariel Fund and Ariel Appreciation Fund are not available in any 457 plans, except by special arrangement.

--------------------------------------------------------------------------------


Domestic Large-Cap Equity Options

    Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
    ------------------------                            --------------------                           -----------------------
American Century Ultra Fund      Seeks long-term capital growth through investments primarily in     Adviser: American Century
                                 common stocks that are considered to have greater-than-average      Investment Management, Inc.
                                 chance to increase in value over time.

* Blue Chip Growth Fund -- a     Seeks long-term capital growth by investing in the common           Adviser: VALIC
series of VALIC Company I        stocks of large and medium-sized blue chip growth companies.        Sub-Adviser: T. Rowe Price
                                 Income is a secondary objective.                                    Associates, Inc.

* Capital Appreciation Fund -- a Seeks long-term capital appreciation by investing primarily in a    Adviser: VALIC
series of VALIC Company II       broadly diversified portfolio of stocks and other equity securities Sub-Adviser: Credit Suisse
                                 of U.S. companies.                                                  Asset Management, LLC

* Core Equity Fund -- a series   Seeks to provide long-term growth of capital through investment     Adviser: VALIC
of VALIC Company I               primarily in the equity securities of large-cap quality companies   Sub-Advisers: WM Advisors,
                                 with long-term growth potential.                                    Inc. and Wellington
                                                                                                     Management Company LLP

Evergreen Value Fund -- a        Seeks long-term capital growth with current income as a             Adviser: Evergreen
series of Evergreen Equity Trust secondary objective by investing in common stocks of medium-        Investment Management
                                 and large-cap U.S. companies that may be undervalued.               Company, LLC

* Growth & Income Fund -- a      Seeks to provide long-term growth of capital and secondarily,       Adviser: VALIC
series of VALIC Company I        current income, through investment in common stocks and             Sub-Adviser: AIG SunAmerica
                                 equity-related securities.                                          Asset Management Corp.

* Income & Growth Fund -- a      Seeks dividend growth, current income and capital                   Adviser: VALIC
series of VALIC Company I        appreciation by investing in common stocks. Current income is       Sub-Adviser: American
                                 a secondary consideration.                                          Century Investment
                                                                                                     Management, Inc.

INVESCO Growth Fund              Seeks long-term capital growth and current income. The fund is      Adviser: INVESCO Funds
                                 managed in a growth style and invests primarily in common           Group, Inc.
                                 stocks of large companies which are expected to have growing earnings, revenues, and strong cash flows.

Janus Fund                       Seeks long-term growth of capital in a manner consistent with       Adviser: Janus Capital
                                 the preservation of capital. The fund invests primarily in common   Management, LLC
                                 stocks selected for their growth potential and generally invests in larger, more established companies.

* Large Cap Growth Fund -- a     Seeks to provide long-term growth of capital by normally            Adviser: VALIC
series of VALIC Company I        investing in common stocks of well-established, high-quality        Sub-Adviser: AIG SunAmerica
                                 growth companies.                                                   Asset Management Corp.

* Large Cap Value Fund -- a      Seeks to provide total returns that exceed over time the Russell    Adviser: VALIC
series of VALIC Company II       1000(R) Value Index through investment in equity securities. The    Sub-Adviser: SSgA Funds
                                 Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)   Management, Inc.
                                 Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Lou Holland Growth Fund          The fund primarily seeks long-term growth of capital. The receipt   Adviser: Holland Capital
                                 of dividend income is a secondary consideration. The fund will      Management, L.P.
                                 invest in a diversified portfolio of equity securities of mid -- to large-capitalization growth companies.

* Opportunities Fund -- a series Seeks capital appreciation through investments in                   Adviser: VALIC
of VALIC Company I               common stocks.                                                      Sub-Adviser: Putnam
                                                                                                     Investment Management, LLC

Putnam New Opportunities Fund    Seeks long-term capital appreciation by investing mainly in the     Adviser: Putnam Investment
                                 common stocks of U.S. companies, with a focus on growth             Management, LLC
                                 stocks in sectors of the economy that the Adviser believes have high growth potential.

--------------------------------------------------------------------------------

    Variable Account Options                            Investment Objective                          Adviser and Sub-Adviser
    ------------------------                            --------------------                          -----------------------

* Social Awareness Fund -- a     Seeks to obtain growth of capital through investment, primarily    Adviser: VALIC
series of VALIC Company I        in common stocks, of companies which meet the social criteria      Sub-Adviser: AIG Global
                                 established for the fund. The fund does not invest in companies    Investment Corp.
                                 that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems;
                                 the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; or business practices or the production of products that significantly pollute the environment.

* Socially Responsible Fund --   Seeks to obtain growth of capital through investment, primarily    Adviser: VALIC
a series of VALIC Company II     in equity securities, of companies which meet the social criteria  Sub-Adviser: AIG Global
                                 established for the fund. The fund does not invest in companies    Investment Corp.
                                 that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; or business practices or the production of products that significantly pollute the environment.

* Stock Index Fund -- a series   Seeks long-term capital growth through investment in common        Adviser: VALIC
of VALIC Company I               stocks that, as a group, are expected to provide investment        Sub-Adviser: AIG Global
                                 results closely corresponding to the performance of the S&P        Investment Corp.
                                 500(R) Index.

* Value Fund -- a series of      Seeks capital growth and current income through investments        Adviser: VALIC
VALIC Company I                  primarily in common stocks of large U.S. companies, focusing       Sub-Adviser: Putnam
                                 on value stocks that the Sub-Adviser believes are currently        Investment Management, LLC
                                 undervalued by the market.

Vanguard Windsor II Fund         Seeks to provide long-term growth of capital. As a secondary       Advisers: Barrow, Hanley,
                                 objective, the fund seeks to provide some dividend income. The     Mewhinney & Strauss, Inc.;
                                 fund invests mainly in medium -- and large-sized companies         Equinox Capital Management,
                                 whose stocks are considered by the fund's advisers to              LLC; Tukman Capital
                                 be undervalued.                                                    Management, Inc.; and The
                                                                                                    Vanguard Group

Domestic Mid-Cap Equity Options

Ariel Appreciation Fund -- a     Seeks long-term capital appreciation by investing primarily in the Ariel Capital Management,
series of Ariel Investment Trust stocks of medium-sized companies with market capitalizations       Inc.
                                 between $1 billion and $10 billion at the time of investment.

Evergreen Growth and Income      Seeks capital growth in the value of its shares and current        Evergreen Investment
Fund -- a series of Evergreen    income by investing primarily in common stocks of medium- and      Management Company, LLC
Equity Trust                     large-sized companies. The fund invests in both value- and growth-oriented equity securities.

* Mid Cap Growth Fund -- a       Seeks capital appreciation principally through investments in      Adviser: VALIC
series of VALIC Company II       medium-capitalization equity securities, such as common and        Sub-Adviser: INVESCO Funds
                                 preferred stocks and securities convertible into common stocks.    Group, Inc.
                                 The Sub-Adviser defines mid-sized companies as companies that are included in the Russell Mid-Cap(R) Growth Index, or, if not in
                                 the Index, having market capitalization between $2.5 billion and
                                 $15 billion at the time of purchase.

* Mid Cap Index Fund -- a        Seeks to provide growth of capital through investments primarily   Adviser: VALIC
series of VALIC Company I        in a diversified portfolio of common stocks that, as a group, are  Sub-Adviser: AIG Global
                                 expected to provide investment results closely corresponding to    Investment Corp.
                                 the performance of the S&P MidCap 400(R) Index.

--------------------------------------------------------------------------------

    Variable Account Options                             Investment Objective
    ------------------------                             --------------------

* Mid Cap Value Fund -- a         Seeks capital growth, through investment in equity securities of
series of VALIC Company II        medium capitalization companies using a value-oriented
                                  investment approach. Mid-capitalization companies include
                                  companies with a market capitalization equaling or exceeding
                                  $500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

MSIF Trust Mid Cap Growth         Seeks long-term capital growth and appreciation by investing
Portfolio -- a series of Morgan   primarily in growth-oriented equity securities of U.S. mid-cap
Stanley Institutional Funds Trust companies, and, to a limited extent, foreign companies. Mid-cap companies are those with market capitalizations of generally less than $35 billion.

Putnam OTC & Emerging             Seeks capital appreciation by investing mainly in common stocks
Growth Fund                       of U.S. companies traded in the over-the-counter ("OTC") market and "emerging growth" companies listed on securities
                                  exchanges, with a focus on growth stocks. Emerging growth
                                  companies are those that the Adviser believes have a leading or proprietary position in a growing industry or are gaining market share in an established industry.

Sit Mid Cap Growth Fund           Seeks to maximize long-term capital appreciation by investing in the common stocks of companies with capitalizations of $2
                                  billion to $15 billion at the time of purchase. The Adviser invests in domestic growth-oriented medium to small companies it
                                  believes exhibit the potential for superior growth.

Domestic Small-Cap Equity Options

Ariel Fund -- a series of         Seeks long-term capital appreciation by investing primarily in the
Ariel Investment Trust            stocks of small companies with a market capitalization of under
                                  $2 billion at the time of investment.

Credit Suisse Small Cap           Seeks capital growth by investing in equity securities of small
Growth Fund                       U.S. companies. The Adviser uses a growth investment style and looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-
                                  volume growth rate.

Evergreen Small Cap Value         Seeks capital growth in the value of its shares by investing
Fund -- a series of Evergreen     primarily in common stocks of small U.S. companies (companies
Equity Trust                      having a market capitalization that falls within the range tracked by the Russell 2000(R) Index at the time of purchase).
Evergreen Special Equity          Seeks capital growth by investing primarily in common stocks of
Fund -- a series of Evergreen     small U.S. companies, typically having a market capitalization
Select Equity Trust               that falls within the range tracked by the Russell 2000(R) Index at the time of purchase. The fund invests in stocks of companies that the Adviser believes have the potential for accelerated growth in earnings and price.

* Nasdaq-100(R) Index Fund -- a   Seeks long-term capital growth through investments in the
series of VALIC Company I         stocks that are included in the Nasdaq-100 Index(R). The fund is a non-diversified fund, meaning that it can invest more than 5% of its assets in the stocks of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

                       Investment Objective                           Adviser and Sub-Adviser
                       --------------------                           -----------------------

Seeks capital growth, through investment in equity securities of    Adviser: VALIC
medium capitalization companies using a value-oriented              Sub-Adviser: Wellington
investment approach. Mid-capitalization companies include           Management Company, LLP
companies with a market capitalization equaling or exceeding
$500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Seeks long-term capital growth and appreciation by investing        Morgan Stanley
primarily in growth-oriented equity securities of U.S. mid-cap      Investments, LP
companies, and, to a limited extent, foreign companies. Mid-cap companies are those with market capitalizations of generally less than $35 billion.

Seeks capital appreciation by investing mainly in common stocks     Putnam Investment
of U.S. companies traded in the over-the-counter ("OTC") market     Management, LLC
and "emerging growth" companies listed on securities
exchanges, with a focus on growth stocks. Emerging growth
companies are those that the Adviser believes have a leading or proprietary position in a growing industry or are gaining market share in an established industry.

Seeks to maximize long-term capital appreciation by investing in    Sit Investment
the common stocks of companies with capitalizations of $2           Associates, Inc.
billion to $15 billion at the time of purchase. The Adviser invests in domestic growth-oriented medium to small companies it
believes exhibit the potential for superior growth.



Seeks long-term capital appreciation by investing primarily in the  Adviser: Ariel Capital
stocks of small companies with a market capitalization of under     Management, Inc.
$2 billion at the time of investment.

Seeks capital growth by investing in equity securities of small     Adviser: Credit Suisse Asset
U.S. companies. The Adviser uses a growth investment style and      Management, LLC
looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-
volume growth rate.

Seeks capital growth in the value of its shares by investing        Adviser: Evergreen
primarily in common stocks of small U.S. companies (companies       Investment Management
having a market capitalization that falls within the range tracked  Company, LLC by the Russell 2000(R) Index at the time of purchase).
Seeks capital growth by investing primarily in common stocks of     Adviser: Evergreen
small U.S. companies, typically having a market capitalization      Investment Management
that falls within the range tracked by the Russell 2000(R) Index at Company, LLC the time of purchase. The fund invests in stocks of companies that the Adviser believes have the potential for accelerated growth in earnings and price.

Seeks long-term capital growth through investments in the           Adviser: VALIC
stocks that are included in the Nasdaq-100 Index(R). The fund is a  Sub-Adviser: AIG Global
non-diversified fund, meaning that it can invest more than 5% of    Investment Corp.
its assets in the stocks of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

--------------------------------------------------------------------------------

    Variable Account Options                             Investment Objective
    ------------------------                             --------------------

Sit Small Cap Growth Fund -- a   Seeks to maximize long-term capital appreciation by investing in series of Sit Mutual Funds, Inc. the common stocks of companies with capitalizations of $2.5 billion or less at the time of purchase. The Adviser invests in domestic growth-oriented small companies it believes exhibit the potential for superior growth.

* Small Cap Fund -- a series of  Seeks to provide long-term capital growth by investing primarily
VALIC Company I                  in the stocks of small companies, with market capitalizations of approximately $2.5 billion or less.


* Small Cap Growth Fund -- a     Seeks to provide long-term capital growth through investments
series of VALIC Company II       primarily in the equity securities of small companies with market caps not exceeding $1.5 billion or the highest market cap value in the Russell 2000(R) Growth Index, whichever is greater, at the time of purchase.

* Small Cap Index Fund -- a      Seeks to provide growth of capital through investment primarily
series of VALIC Company I        in a diversified portfolio of common stocks that, as a group, the
                                 Sub-Adviser believes may provide investment results closely corresponding to the performance of the Russell 2000(R) Index.

* Small Cap Value Fund -- a      Seeks to provide maximum long-term return, consistent with
series of VALIC Company II       reasonable risk to principal, by investing primarily in securities of small-capitalization companies in terms of revenue and/or market capitalization. Small-cap companies are companies whose total market capitalizations range from $100 million to $3 billion at the time of purchase.

Global (International and Domestic) Equity Options

* Janus Adviser Worldwide        Seeks long-term growth of capital in a manner consistent with
Fund -- a series of Janus        the preservation of capital by investing in common stocks of
Adviser Series                   companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S.

Putnam Global Equity Fund        Seeks capital appreciation by investing mainly in common stocks of companies worldwide. The Adviser invests mainly in mid-sized and large companies with favorable investment potential.
                                 Investments in developed countries is emphasized, though the fund may also invest in developing (emerging) markets.

Templeton Foreign Fund -- a      Seeks long-term capital growth by investing mainly in the equity series of Templeton Funds, Inc.  securities of companies located outside the U.S., including emerging markets.

* Templeton Global Asset         Seeks high total return by normally investing in equity securities
Allocation Fund -- a series of   of companies of any country, debt securities of companies and
Franklin Templeton Variable      governments of any country, and in money market instruments.
Insurance Products Trust         While the fund's debt securities investments focus on those that are investment grade, the fund also may invest in high-yield, lower-rated bonds.

International Equity Options
* International Equities Fund -- Seeks to provide long-term growth of capital through
a series of VALIC Company I      investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, the
                                 Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                                 International, Europe, Australasia and the Far East Index.

                        Investment Objective                            Adviser and Sub-Adviser
                        --------------------                            -----------------------

Seeks to maximize long-term capital appreciation by investing in      Adviser: Sit Investment
the common stocks of companies with capitalizations of $2.5           Associates, Inc.
billion or less at the time of purchase. The Adviser invests in domestic growth-oriented small companies it believes exhibit the potential for superior growth.

Seeks to provide long-term capital growth by investing primarily      Adviser: VALIC
in the stocks of small companies, with market capitalizations of      Sub-Advisers: Founders Asset
approximately $2.5 billion or less.                                   Management LLC and T.
                                                                      Rowe Price Associates, Inc.

Seeks to provide long-term capital growth through investments         Adviser: VALIC
primarily in the equity securities of small companies with market     Sub-Adviser: Franklin
caps not exceeding $1.5 billion or the highest market cap value in    Advisers, Inc.
the Russell 2000(R) Growth Index, whichever is greater, at the time of purchase.

Seeks to provide growth of capital through investment primarily       Adviser: VALIC
in a diversified portfolio of common stocks that, as a group, the     Sub-Adviser: AIG Global
Sub-Adviser believes may provide investment results closely           Investment Corp.
corresponding to the performance of the Russell 2000(R) Index.

Seeks to provide maximum long-term return, consistent with            Adviser: VALIC
reasonable risk to principal, by investing primarily in securities of Sub-Adviser: Banc One
small-capitalization companies in terms of revenue and/or market      Investment Advisors
capitalization. Small-cap companies are companies whose total         Corporation
market capitalizations range from $100 million to $3 billion at the time of purchase.



Seeks long-term growth of capital in a manner consistent with         Adviser: Janus Capital
the preservation of capital by investing in common stocks of          Management, LLC
companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S.

Seeks capital appreciation by investing mainly in common stocks       Adviser: Putnam Investment
of companies worldwide. The Adviser invests mainly in mid-sized       Management, LLC
and large companies with favorable investment potential.
Investments in developed countries is emphasized, though the fund may also invest in developing (emerging) markets.

Seeks long-term capital growth by investing mainly in the equity      Adviser: Templeton Global
securities of companies located outside the U.S., including           Advisors Limited
emerging markets.

Seeks high total return by normally investing in equity securities    Adviser: Templeton
of companies of any country, debt securities of companies and         Investment Counsel, LLC
governments of any country, and in money market instruments.          Sub-Adviser: Franklin
While the fund's debt securities investments focus on those that      Advisers, Inc.
are investment grade, the fund also may invest in high-yield, lower-rated bonds.


Seeks to provide long-term growth of capital through                  Adviser: VALIC
investments primarily in a diversified portfolio of equity and        Sub-Adviser: AIG Global
equity-related securities of foreign issuers that, as a group, the    Investment Corp.
Sub-Adviser believes may provide investment results closely
corresponding to the performance of the Morgan Stanley Capital
International, Europe, Australasia and the Far East Index.

--------------------------------------------------------------------------------

    Variable Account Options                             Investment Objective                          Adviser and Sub-Adviser
    ------------------------                             --------------------                          -----------------------
* International Growth I Fund -- Seeks capital growth through investments primarily in equity         Adviser: VALIC
a series of VALIC Company I      securities of issuers in developed foreign countries. The Sub-       Sub-Adviser: American
                                 Adviser uses a growth strategy it developed to invest in stocks it   Century Investment
                                 believes will increase in value over time.                           Management, Inc.

* International Growth II        Seeks to provide capital appreciation through investments mainly     Adviser: VALIC
Fund -- a series of              in stocks issued by companies outside the U.S. Normally, the         Sub-Adviser: Putnam
VALIC Company II                 Sub-Adviser will invest in at least three countries other than the   Investment Management, LLC
                                 U.S., selecting countries and industries it believes have favorable investment potential.

Specialty Options

* Health Sciences Fund -- a      Seeks long-term capital growth through investments primarily in      Adviser: VALIC
series of VALIC Company I        the common stocks of companies engaged in the research,              Sub-Adviser: T. Rowe Price
                                 development, production, or distribution of products or services     Associates, Inc.
                                 related to health care, medicine, or the life sciences. This fund is a non-diversified fund, meaning that it can invest more than 5%
                                 of its assets in the stocks of one company.

* Science & Technology Fund --   Seeks long-term capital appreciation through investments             Adviser: VALIC
a series of VALIC Company I      primarily in the common stocks of companies that are expected        Sub-Adviser: T. Rowe Price
                                 to benefit from the development, advancement, and use of             Associates, Inc.
                                 science and technology. Several industries are likely to be included, such as electronics, communications, e-commerce, information services, media, life sciences and health care, environmental services, chemicals and synthetic materials, and defense and aerospace.

Hybrid (Equity and Fixed-Income) Options
* Aggressive Growth Lifestyle    Seeks growth through investments in a combination of the             Adviser: VALIC
Fund -- a series of VALIC        different funds offered in VALIC Company I and VALIC Company         Sub-Adviser: AIG Global
Company II                       II. This fund of funds is suitable for investors seeking the         Investment Corp.
                                 potential for capital growth that a fund investing predominately in equity securities may offer. This fund is a non-diversified fund because it invests only in the underlying portfolios of VALIC
                                 Company I and II.

* Asset Allocation Fund -- a     Seeks maximum aggregate rate of return over the long term            Adviser: VALIC
series of VALIC Company I        through controlled investment risk by adjusting its investment       Sub-Adviser: AIG Global
                                 mix among stocks, long-term debt securities and short-term           Investment Corp.
                                 money market securities.

* Conservative Growth Lifestyle  Seeks current income and low to moderate growth of capital           Adviser: VALIC
Fund -- a series of VALIC        through investments in a combination of the different funds          Sub-Adviser: AIG Global
Company II                       offered in VALIC Company I and VALIC Company II. This fund of        Investment Corp.
                                 funds is suitable for investors who invest in equity securities, but who are not willing to assume the market risks of either the
                                 Aggressive Growth Lifestyle Fund or the Moderate Growth
                                 Lifestyle Fund. This fund is a non-diversified fund because it invests only in the underlying portfolios of VALIC Company I and II.

* Moderate Growth Lifestyle      Seeks growth and current income through investments in a             Adviser: VALIC
Fund -- a series of VALIC        combination of the different funds offered in VALIC Company I        Sub-Adviser: AIG Global
Company II                       and VALIC Company II. This fund of funds is suitable for             Investment Corp.
                                 investors who invest in equity securities, but who are not willing to assume the market risks of the Aggressive Growth Lifestyle
                                 Fund. This fund is a non-diversified fund because it invests only in the underlying portfolios of VALIC Company I and II.

--------------------------------------------------------------------------------

    Variable Account Options                             Investment Objective
    ------------------------                             --------------------

Vanguard LifeStrategy            Seeks to provide current income and low to moderate growth of
Conservative Growth Fund         capital. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to bonds and 40% to
                                 common stocks. The fund's indirect bond holdings are a
                                 diversified mix of short-, intermediate- and long-term U.S.
                                 government, agency, and investment-grade corporate bonds, as well as mortgage-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign
                                 stocks. Because the LifeStrategy Funds hold only four or five underlying funds, they are classified as non-diversified.

Vanguard LifeStrategy            Seeks to provide growth of capital and some current income.
Growth Fund                      This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.
                                 The fund's indirect stock holdings consist substantially of large-
                                 cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.
                                 stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                                 government, agency, and investment-grade corporate bonds with a strong emphasis on long-term U.S. Treasury bonds, as well as mortgage-backed securities. Because the LifeStrategy Funds hold only four or five underlying funds, they are classified as non-diversified.

Vanguard LifeStrategy            Seeks to provide growth of capital and a low to moderate level of
Moderate Growth Fund             current income. This is a fund of funds, investing in other
                                 Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common
                                 stocks and 40% to bonds. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                 investment-grade corporate bonds, with an emphasis on long-
                                 term U.S. Treasury bonds, as well as mortgage-backed
                                 securities. Because the LifeStrategy Funds hold only four or five underlying funds, they are classified as non-diversified.

Vanguard Wellington Fund         Seeks to conserve capital and to provide moderate long-term growth in capital and income by investing in dividend-paying, and, to a lesser extent, non-dividend-paying common stocks of established large- and medium-sized companies. In choosing these companies, the Adviser seeks those that appear to be undervalued but which have prospects to improve. The fund also invests in high quality intermediate- and long-term corporate bonds, with some exposure to U.S. Treasury, government agency and mortgage-backed bonds.
Fixed-Income Options
* Capital Conservation Fund -- a Seeks the highest possible total return consistent with the
series of VALIC Company I        preservation of capital through current income and capital gains on investments in intermediate- and long-term debt instruments and other income-producing securities.

                        Investment Objective                           Adviser and Sub-Adviser
                        --------------------                           -----------------------

Seeks to provide current income and low to moderate growth of        The fund does not employ an
capital. This is a fund of funds, investing in other Vanguard        investment adviser. Instead,
mutual funds according to a fixed formula that typically results in  the fund's Board of Trustees
an allocation of about 60% of assets to bonds and 40% to             decides how to allocate the
common stocks. The fund's indirect bond holdings are a               fund's assets among the
diversified mix of short-, intermediate- and long-term U.S.          underlying funds.
government, agency, and investment-grade corporate bonds, as well as mortgage-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign
stocks. Because the LifeStrategy Funds hold only four or five underlying funds, they are classified as non-diversified.

Seeks to provide growth of capital and some current income.          The fund does not employ an
This is a fund of funds, investing in other Vanguard mutual funds    investment adviser. Instead,
according to a fixed formula that typically results in an allocation the fund's Board of Trustees
of about 80% of assets to common stocks and 20% to bonds.            decides how to allocate the
The fund's indirect stock holdings consist substantially of large-   fund's assets among the
cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.      underlying funds.
stocks and foreign stocks. Its indirect bond holdings are a
diversified mix of short-, intermediate- and long-term U.S.
government, agency, and investment-grade corporate bonds with a strong emphasis on long-term U.S. Treasury bonds, as well as mortgage-backed securities. Because the LifeStrategy Funds
hold only four or five underlying funds, they are classified as non-diversified.

Seeks to provide growth of capital and a low to moderate level of    The fund does not employ an
current income. This is a fund of funds, investing in other          investment adviser. Instead,
Vanguard mutual funds according to a fixed formula that typically    the fund's Board of Trustees
results in an allocation of about 60% of assets to common            decides how to allocate the
stocks and 40% to bonds. The fund's indirect stock holdings          fund's assets among the
consist substantially of large-cap U.S. stocks and, to a lesser      underlying funds.
extent, mid- and small-cap U.S. stocks and foreign stocks. The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, with an emphasis on long-
term U.S. Treasury bonds, as well as mortgage-backed
securities. Because the LifeStrategy Funds hold only four or five underlying funds, they are classified as non-diversified.

Seeks to conserve capital and to provide moderate long-term          Adviser: Wellington
growth in capital and income by investing in dividend-paying,        Management Company, LLP
and, to a lesser extent, non-dividend-paying common stocks of established large- and medium-sized companies. In choosing
these companies, the Adviser seeks those that appear to be
undervalued but which have prospects to improve. The fund also invests in high quality intermediate- and long-term corporate bonds, with some exposure to U.S. Treasury, government agency and mortgage-backed bonds.

Seeks the highest possible total return consistent with the          Adviser: VALIC
preservation of capital through current income and capital gains     Sub-Adviser: AIG Global
on investments in intermediate- and long-term debt instruments       Investment Corp.
and other income-producing securities.

--------------------------------------------------------------------------------

   Variable Account Options                             Investment Objective                           Adviser and Sub-Adviser
   ------------------------                             --------------------                           -----------------------

* Core Bond Fund -- a series of Seeks the highest possible total return consistent with the          Adviser: VALIC
VALIC Company II                conservation of capital through investments in medium- to high-      Sub-Adviser: AIG Global
                                quality fixed income securities. These securities include            Investment Corp.
                                corporate debt securities, securities issued or guaranteed by the
                                U.S. government, mortgage-backed, or asset-backed securities.

Dreyfus BASIC U.S. Mortgage     Seeks as high a level of current income as is consistent with the    Adviser: The Dreyfus
Securities Fund                 preservation of capital. To pursue this goal, the fund normally      Corporation
                                invests in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

* Government Securities         Seeks high current income and protection of capital through          Adviser: VALIC
Fund -- a series of             investments in intermediate- and long-term U.S. government           Sub-Adviser: AIG Global
VALIC Company I                 and government-sponsored debt securities.                            Investment Corp.

* High Yield Bond Fund -- a     Seeks the highest possible total return and income consistent        Adviser: VALIC
series of VALIC Company II      with conservation of capital through investment in a diversified     Sub-Adviser: AIG Global
                                portfolio of high yielding, high risk fixed income securities. These Investment Corp.
                                securities include below-investment-grade junk bonds.

* International Government      Seeks high current income through investments primarily in           Adviser: VALIC
Bond Fund -- a series of VALIC  investment grade debt securities issued or guaranteed by foreign     Sub-Adviser: AIG Global
Company I                       governments. This fund is classified as "non-diversified" because    Investment Corp.
                                it expects to concentrate in certain foreign government
                                securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

* Money Market I Fund -- a      Seeks liquidity, protection of capital and current income through    Adviser: VALIC
series of VALIC Company I       investments in short-term money market instruments.                  Sub-Adviser: AIG SunAmerica
                                                                                                     Asset Management Corp.

* Money Market II Fund -- a     Seeks liquidity, protection of capital and current income through    Adviser: VALIC
series of VALIC Company II      investments in short-term money market instruments.                  Sub-Adviser: AIG SunAmerica
                                                                                                     Asset Management Corp.

* Strategic Bond Fund -- a      Seeks the highest possible total return and income consistent        Adviser: VALIC
series of VALIC Company II      with conservation of capital through investment in a diversified     Sub-Adviser: AIG Global
                                portfolio of income producing securities. The fund invests in a      Investment Corp.
                                broad range of fixed-income securities, including investment-
                                grade bonds, U.S. government and agency obligations,
                                mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.

Vanguard Long-Term              Seeks to provide a high level of current income and preserve         Adviser: Wellington
Corporate Fund                  investors' principal by investing in a variety of high quality and,  Management Company, LLP to a lesser extent, medium-quality fixed income securities, mainly long-term corporate bonds. The fund is expected to maintain a dollar-weighted average maturity between 15 and 25 years.

Vanguard Long-Term              Seeks to provide a high level of current income and preserve         Adviser: The Vanguard Group
Treasury Fund                   investors' principal by investing in long-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. The fund is expected to maintain a dollar-weighted average maturity between 15 and 30 years.

A detailed description of the investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.aigvalic.com.

Purchase Period
--------------------------------------------------------------------------------


The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which Portfolio Director was purchased.

Account Establishment

You may establish an account only through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to Us. The employer is responsible for furnishing instructions to Us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain Nonqualified contracts ("individual contracts").

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                       Initial Subsequent
                      Contract Type    Payment  Payment
                      -------------    ------- ----------
                      Periodic Payment $   30     $ 30
                      Single Payment.. $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days We will:

  . Accept the Application -- and issue a Contract. We will also establish your account and apply your Purchase Payment by crediting the amount, on the date We accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the Application -- and return the Purchase Payment; or

  . Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity Contract, We will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify. Once you provide Us with the requested information, We will establish your account and apply your Purchase Payment, on the date We accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If We receive Purchase Payments from your employer before We receive your completed application or enrollment form, We will not be able to establish a permanent account for you. If this occurs, We will take one of the following actions:

Return Purchase Payments. If We do not have your name, address or Social Security Number ("SSN"), We will return the Purchase Payment to your employer unless this information is immediately provided to Us; or

Employer-Directed Account. If We have your name, address and SSN and We have an Employer-Directed Account Agreement with your employer, generally We will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than a Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If We have your name, address and SSN, but We do not have an Employer-Directed Account Agreement with your employer, We will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, We may be required to reject a Purchase Payment. We may also be required to block a Contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain Nonqualified contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) are properly authorized and clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of

--------------------------------------------------------------------------------

the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received at Our Home Office by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the business day of receipt. Purchase Payments in good order received at Our Home Office after 4:00 p.m. Eastern time will be credited the next business day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern time (see Calculation of Purchase Unit Value below for more information). Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of the Variable Account Options will fluctuate based on the performance of the Mutual Funds. Purchase Units may be shown as "Number of Shares" and the Purchase Unit values may be shown as "Share Price" on some account statements.

Calculation of Purchase Unit Value

The Purchase Unit value for a Division is calculated as shown below:

Step 1:  Calculate the gross investment rate:

              Gross Investment Rate
          =   (equals)
              The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
          /   (divided by)
              The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

Step 2:  Calculate net investment rate for any day as follows:

                    Net Investment Rate
                =   (equals)
                    Gross Investment Rate (calculated in Step 1)
                -   (minus)
                    Separate Account charges.

Step 3:  Determine Purchase Unit Value for that day.

              Purchase Unit Value for that day.
          =   (equals)
              Purchase Unit Value for immediate preceding day.
          X   (multiplied by)
              Net Investment Rate (as calculated in Step 2) plus 1.00.

For Purchase Unit Value calculation illustrations, see the Statement of Additional Information.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, We bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

              Value of Your Fixed Account Options*
          =   (equals)
              All Purchase Payments made to the Fixed Account Options
          +   (plus)
              Amounts transferred from Variable Account Options to the Fixed Account Options
          +   (plus)
              All interest earned
          -   (minus)
              Amounts transferred or withdrawn from Fixed Account
              Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

--------------------------------------------------------------------------------


Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units for a Variable Account Option, based upon that Variable Account Option's Purchase Unit Value. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal. To calculate the value of each Variable Account Option in your account during the Purchase Period, multiply the Current Purchase Unit Value by the Total Number of Purchase Units.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date We established your account, We may close the account and pay the Account Value (less any surrender charge) to you.
Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.
Transfers Between Investment Options
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit transfers and to restrict the method and manner of providing or communicating transfers or reallocation instructions. Your employer's plan may also limit your rights to transfer.

During the Purchase Period

During the Purchase Period, transfers may be made between Portfolio Director's Fixed Account Options and Variable Account Options. We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options at any time. We may, however, limit the number, frequency (minimum period of time between transfers) or amount of transfers you can make. The underlying Mutual Fund of any Variable Account Option may also impose similar limitations or restrictions on the transfers to or from such Fund and may refuse your transaction. Please refer to the current prospectus for each Fund to determine if additional limitations or restrictions apply.

--------------------------------------------------------------------------------


Transfers are also permitted from the Fixed Account Options subject to the following limitations:

Fixed Account Option           Value        Frequency                      Other Restrictions
--------------------           -----        ---------                      ------------------
Fixed Account Plus:       Up to 20% per    At any time If you transfer assets from Fixed Account Plus to another
                          Participant Year             investment option, any assets transferred back into Fixed
                                                       Account Plus within 90 days may receive a different rate of interest than your new Purchase Payments.(1)

                          100%             At any time If Account Value is less than or equal to $500

Short-Term Fixed Account: Up to 100%       At any time After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for
                                                       90 days.(2)

Multi-Year Option(3):     Up to 100%       At any time Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA
                                                       Band will require a minimum transfer amount, as described
                                                       in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

From time to time We may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

During the Payout Period

During the Payout Period, transfers may be made between Portfolio Director's investment options subject to the following limitations:

                                                                                                            Other
Account Option                                      % of Account Value                    Frequency      Restrictions
--------------                                      ------------------                    ---------      ------------
Variable:                                               Up to 100%                   Once every 365 days     None
Combination Fixed and Variable Payout: Up to 100% of money in variable option payout Once every 365 days     None
Fixed:                                                 Not permitted                         N/A             N/A

Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (AIG VALIC Online), using the self-service automated phone system (AIG VALIC by Phone), or in writing. We will send a confirmation of transactions within five days from the date of the transaction. It is your responsibility to verify the information shown and notify Us of any errors within 30 calendar days of the transaction.

Instructions for transfers or reallocations may be made via the internet as follows:

  .   Log on to www.aigvalic.com

  .   Click on "account access"

  .   Click "View Your Account" and log into AIG VALIC Online

  . Click OK : "You are about to view pages over a secure connection. Any information you exchange with this site cannot be viewed by anyone else on the Web"

  .   Enter your SSN and personal identification number (PIN)

  .   Select the desired account

  . Click either "Asset Transfer" (to transfer existing funds) or "Allocation Change" (to reallocate future contributions) under the "Transactions" menu

  .   Input the transaction request, then click "Continue"

--------------------------------------------------------------------------------


  . Review your transaction request for accuracy and then click "Continue" to submit to AIG VALIC

  .   Record transaction confirmation number

Instructions for transfers or reallocations may be made via an automated telephone system (AIG VALIC by Phone) as follows:

  .   Call 1-800-428-2542 and select the Natural Language option

  .   Say or enter your SSN and personal identification number (PIN)

  .   Select the desired account and speak "Transfers" or "Allocations" at menu

  . Follow the scripts to complete your transaction request and to submit to AIG VALIC

Instructions for transfer or reallocations may also be made as follows:

  .   Call 1-800-621-7792

  .   Say or enter your SSN and personal identification number (PIN)

  .   Select the desired account and speak "Transfers" or "Allocations" at menu

  . Follow the scripts to complete your transaction request and to submit to AIG VALIC

You may also send written instructions by completing a VALIC form for transfers or reallocations:

  .   Written instructions should be sent to VALIC's Home Office

  .   A VALIC financial change form is required

  . Written instructions are required if you are requesting a transfer to or from the Multi-Year Option

  . Written instructions are required if you have notified Us not to accept telephone instructions

We encourage you to make transfers or reallocations using AIG VALIC Online or AIG VALIC by Phone for most efficient processing.

Generally, no one may give AIG VALIC telephone instructions on your behalf without your written or recorded, verbal consent. An AIG VALIC financial advisor who has received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, We follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, We are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If We fail to follow Our procedures, We may be liable for any losses due to unauthorized or fraudulent instructions. Transfer instructions during the Payout Period cannot be given online or by telephone. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

  . The date of receipt, if received in Our Home Office before the close of regular trading of the Exchange on a day values are calculated. Normally, this will be 4:00 P.M. Eastern time; otherwise,

  .   The next date values are calculated.

Market Timing -- Frequent Transfers

The Contracts and their Variable Account Options are not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short-term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Mutual Fund. These market timing strategies are disruptive to the underlying Mutual Funds and are thereby potentially harmful to investors. If We determine, in Our sole discretion, that your transfer patterns among the Variable Account Options reflect a market timing strategy, We reserve the right to take action to protect the other investors. Such action may include, but would not be limited to, restricting the frequency of or method for requesting transfers among the Variable Account Options, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

Regardless of the number of transfers you have made, We will monitor and may terminate or restrict your transfer privileges, after We notify you of the restriction in writing, if We determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners.

Fees and Charges
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to six basic types of fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Fund Annual Expense Charge

  .   Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section.

Account Maintenance Charge

During the Purchase Period, an account maintenance charge of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. If you are invested only in Fixed Account Options during a calendar quarter, this charge will not apply.

The account maintenance charge is to reimburse the Company for Our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees We receive will be greater than Our expenses.

The amount of the account maintenance charge may be reduced or waived if Portfolio Director is issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below. If you have two or more accounts established under the same group contract, We may agree to deduct an account maintenance charge from only one account.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge may not be greater than:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

--------------------------------------------------------------------------------


  .   If you have become totally and permanently disabled, defined as follows:
      You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another AIG VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

The surrender charge may also be reduced or waived if Portfolio Director is issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Premium Tax Charge

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from 0% to 3 1/2%. If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, We will, of course, comply. Otherwise, such tax will be deducted from the Account Value when annuity payments are to begin.

If We deduct an amount for premium taxes, but later find the tax was not due, We will adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date We determined the tax was not due; and apply the excess amount, as adjusted, to increase the Account Value.

Separate Account Charges

The Separate Account charges for each Variable Investment Option are shown in the Fee Table of this prospectus. The charges range from 0.55% to 1.05% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your life, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. The Company may make a profit on the Separate Account charges.

The Separate Account charges may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Fund Annual Expense Charges

Investment management fees are usually based on a percentage of each Mutual Fund's average daily net assets and are payable by a Fund to its investment adviser. These fees and other Fund expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

Other Tax Charges

We reserve the right to charge for certain taxes (in addition to premium taxes) that We may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account
Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if We determine that your retirement program will allow Us to reduce or eliminate administrative or sales expenses that We usually incur for retirement programs. There are a number of factors We will review in determining whether your retirement program will allow Us to reduce or eliminate these administrative or sales expenses:

  .   The type of retirement program.

      Certain types of retirement programs, because of their stability, can result in lower administrative costs.

  .   The nature of your retirement program.

      Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

--------------------------------------------------------------------------------


  . Other factors of which We are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether We can reduce or waive account maintenance charges:

  .   The frequency of Purchase Payments for your retirement program.

      Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether We can reduce or waive surrender charges:

  .   The size of your retirement program.

      A retirement program that involves a larger group of employees may allow Us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program.

      Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether We can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person. Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses or credits certain Divisions a portion of the Company's Separate Account charges, as shown in the Fee Tables earlier in this prospectus. Such crediting arrangements are, however, voluntary, and may be changed by the Company at any time.

Market Value Adjustment (MVA)

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% Free Withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

Payout Period
--------------------------------------------------------------------------------


The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of Payout Option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain Nonqualified contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts, determined by the birthday nearest to the date the annuity is to begin.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Variable Payout

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payments will be less than your first payment.

Combination Fixed and Variable Payout

With a Combination Fixed and Variable Payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed Payout (payment is fixed and guaranteed).

Payout Date

The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month. A request to start payments must be received in Our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the end of the month preceding the Payout Date. Generally, for qualified contracts, the Payout Date may be when you attain age 59 1/2 or separate from service, but must be no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire, if later. For Nonqualified contracts, the Payout Date may be any time prior to your 85th birthday, and may not be later than age 85 without VALIC's consent. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs"), or IRAs, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if the Annuitant died prior to the date of the second payment, two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon

--------------------------------------------------------------------------------

   the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Enhancements to Payout Options

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your payment period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Your Payment Option should be selected and sent to Our Home Office by at least the fifteenth (15th) day of the month before your Payout Date. Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, We reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the Contract or plan.

For more information about Payout Options or enhancements of those Payout Options available under the Contract, see the Statement of Additional Information.
Surrender of Account Value
--------------------------------------------------------------------------------

When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age
59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until We receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to Our Home Office. We will mail the Surrender Value to you within 7 calendar days after We receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form. For example, a loan termination or loan payoff must be processed prior to surrendering an account. If you are not 100% vested, forfeited dollars must be removed prior to the Surrender transaction. Additionally, if your Plan Administrator must approve a request for Surrender, the request will not be considered in good order until the Plan Administrator approval is received. The above examples may not be all-inclusive, but are illustrations of processes that must be completed before a request is considered to be in good order.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed in accordance with the procedures above.

--------------------------------------------------------------------------------

Amount That May Be Surrendered

The amount that may be surrendered at any time can be determined as follows:

                      Allowed  = (equals)   Your Account
                     Surrender                Value(1)
                       Value                 - (minus)
                                           Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in Our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by Us.

Surrender Restrictions

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

            The amount surrendered    /       Your Purchase Units
               from the Variable   (divided next computed after the
                 Account Option      by)      written request for
                   + (plus)                 surrender is received at
             Any Surrender Charge               Our Home Office

The Surrender Value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract. There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you;

  .   Payment over a stated period of time, but not less than five years;

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, unless allowed by the IRS, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

--------------------------------------------------------------------------------


Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the IRS.
Exchange Privilege
--------------------------------------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at Our option, waive any transfer restrictions for a stated period of time. If We waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, We will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, We will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

--------------------------------------------------------------------------------


  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ181, SPQ181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions. If you want a copy of any of these prospectuses or Statements of Additional Information, please contact Us at 1-800-428-2542 (option 3).

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable investment options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Agents' and Managers' Retirement Plan Exchange Offer

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance charges. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance charges imposed under Portfolio Director. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options from which to choose. As to the funding vehicle for their Purchase Payment plan, the participant may choose to:

  .   Remain in the SA-1 Contract and Independence Plus Contract.

  . Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or

  . Transfer all current assets and future Purchase Payments to Portfolio Director.

If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio

--------------------------------------------------------------------------------

Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director.

Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.
Death Benefits
--------------------------------------------------------------------------------

Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid is discussed below.
The death benefit provisions in Portfolio Director may vary from state to state.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your Beneficiary may contact your financial advisor with any questions about required documentation and paperwork.

Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with IRC section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A Spousal beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal beneficiary participates;

In the case of a Nonqualified contract,

  .   May continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments certain; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a Nonqualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event

--------------------------------------------------------------------------------

of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Beneficiary if there is no contingent owner or to the Contract Owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS.

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period:
Interest Guaranteed Death Benefit and Standard Death Benefit.

Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

              Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments invested in Fixed Account
              Option
          -   (minus)
              Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

              Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments (to Fixed and/or Variable
              Account Options)
          -   (minus)
              Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

During the Payout Period

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefit will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director are described in the "Payout Period" section of this prospectus.

  . If the Life Only Option or Joint and Survivor Life Option was chosen, there will be no death benefit.

  . If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

--------------------------------------------------------------------------------


       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

       3. Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.
Investment Performance of Separate Account Divisions
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. For more information on how performance is calculated and historical performance information, see the Statement of Additional Information.

Some of the Divisions (and Mutual Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Portfolio Director was first available to you. We may advertise investment performance since the inception of the Mutual Funds. We will use the charges and fees imposed by Portfolio Director, when applicable, in calculating the Division's investment performance.
Other Contract Features
--------------------------------------------------------------------------------

Changes That May Not Be Made

The following terms in Portfolio Director may not be changed once your account has been established:

  .   The Contract Owner (except for an individual Nonqualified contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a Nonqualified contract where the Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner may cancel an individual Contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law.

We Reserve Certain Rights

We reserve the right to:

  .   Amend the Contract for Variable Account Option Changes;

  .   Amend the Contract to comply with tax or other laws;

  . Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  . Operate VALIC Separate Account A as a management investment company under applicable securities laws, in consideration of an investment management fee or in any other form permitted by law;

  . Deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required;

--------------------------------------------------------------------------------


  .   Stop accepting new Participants under a group Contract.

Variable Account Option Changes

We may amend your Contract to match changes to the Variable Account Options offered under your Contract. For example, We may establish new funds, delete funds, stop accepting allocations and/or investments in a particular fund. We may move assets and re-direct future premium allocations from one fund to another if We receive shareholder approval through a proxy vote or SEC approval for a fund substitution. This would occur if a fund is no longer an appropriate investment for the Contract, for reasons such as failure to meet compliance standards, continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Account Option offered may have different fees and expenses compared to the previous Option. You will be notified of any proxies or substitutions that affect your Variable Account Option choices.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee for the loans and to limit the number of outstanding loans.


Voting Rights
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to Us as to how VALIC Separate Account A should vote its Mutual Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholder meeting is held. For more information about these shareholder meetings and when they may be held, you should read the Funds' prospectuses.

Who May Give Voting Instructions

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director was issued in connection with a Nonqualified unfunded deferred compensation plan.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

The Funds that comprise the Variable Account Options in Portfolio Director may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, We may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters
--------------------------------------------------------------------------------

Portfolio Director provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code of 1986, as amended ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation.

Type of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a Nonqualified contract. Portfolio Director is used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-
       exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including plans of self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs;

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available for a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The provisions of EGTRRA will terminate on December 31, 2010, unless Congress enacts legislation to extend the provisions or to make them permanent.

In addition, Portfolio Director is also available through "Nonqualified contracts." Such Nonqualified contracts generally include unfunded, Nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under Portfolio Director can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Nonqualified contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986, the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Nonqualified contracts.

--------------------------------------------------------------------------------

Distributions are taxed differently depending on the program through which Portfolio Director is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a qualified contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if purchase payments under the Contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, Section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Nonqualified contracts that are not owned by natural persons (except for trusts as agent for an individual) will be taxed currently to the Owner and such contracts will not be treated as annuities for federal income tax purposes.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:
  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A Nonqualified contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.



 LOGO

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a Nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($138.89 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 27% tax rate and an 8% annual rate of return. Variable options incur Separate Account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

--------------------------------------------------------------------------------


Unlike taxable accounts, contributions made to tax-favored retirement programs and Nonqualified contracts generally provide tax-deferred treatment on earnings. In addition, contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 27% Federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 5.76% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                Tax-Favored
                                                Retirement  Taxable
                                                  Program   Account
                                                ----------- -------
            Annual amount available for savings
              before federal taxes.............   $2,500    $2,500
            Current federal income tax due on
              Purchase Payments................        0    $ (675)
            Net retirement plan
              Purchase Payments................   $2,500    $1,825

This chart assumes a 27% federal income tax rate. The $675 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,825 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,825 while the contribution to a taxable account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                               Page
                                                               ----
            General Information...............................   3
            Marketing Information.............................   3
            Endorsements and Published Ratings................   3
            Types of Variable Annuity Contracts...............   4
            Federal Tax Matters...............................   4
            Economic Growth and Tax Relief Reconciliation Act
              of 2001.........................................   5
            Tax Consequences of Purchase Payments.............   5
            Tax Consequences of Distributions.................   7
            Special Tax Consequences -- Early Distribution....   9
            Special Tax Consequences -- Required Distributions  10
            Tax Free Rollovers, Transfers and Exchanges.......  11
            Exchange Privilege................................  12
            Exchanges From Independence Plus Contracts........  12
            Exchanges From V-Plan Contracts...................  13
            Exchanges From SA-1 and SA-2 Contracts............  14
            Exchanges From Impact Contracts...................  15
            Exchanges From Compounder Contracts...............  16
            Information Which May Be Applicable To
              Any Exchange....................................  17

                                                                Page
                                                                ----
            Calculation of Surrender Charge....................  17
            Illustration of Surrender Charge on Total Surrender  17
            Illustration of Surrender Charge on a 10% Partial
              Surrender Followed by a Full Surrender...........  18
            Purchase Unit Value................................  18
            Illustration of Calculation of Purchase Unit Value.  18
            Illustration of Purchase of Purchase Units.........  18
            Performance Calculations...........................  19
            Performance Information............................  21
            Payout Payments....................................  48
            Assumed Investment Rate............................  48
            Amount of Payout Payments..........................  48
            Payout Unit Value..................................  49
            Illustration of Calculation of Payout Unit Value...  49
            Illustration of Payout Payments....................  49
            Distribution of Variable Annuity Contracts.........  49
            Experts............................................  50
            Comments on Financial Statements...................  50

The Variable Annuity Life Insurance Company
Units of Interest Under Group and Individual
Fixed and Variable Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director Separate Account A
For Series 1.40 to 12.40                                            May 1, 2003

Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable annuity contracts (the "Contracts") for Participants in certain employer-sponsored retirement plans and individual retirement plans ("IRAs"). Portfolio Director may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

Portfolio Director permits you to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in Portfolio Director and will help you make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2003, contains additional information about Portfolio Director and is part of this prospectus. For a free copy call 1-800-428-2542 (option 3). The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------

VALIC Company I                    VALIC Company II                   American Century Ultra Fund
Asset Allocation Fund              Aggressive Growth Lifestyle Fund   Ariel Appreciation Fund
Blue Chip Growth Fund              Capital Appreciation Fund          Ariel Fund
Capital Conservation Fund          Conservative Growth Lifestyle Fund Credit Suisse Small Cap Growth Fund
Core Equity Fund                   Core Bond Fund                     Dreyfus BASIC U.S. Mortgage Securities Fund
Government Securities Fund         High Yield Bond Fund               Evergreen Growth and Income Fund
Growth & Income Fund               International Growth II Fund       Evergreen Small Cap Value Fund
Health Sciences Fund               Large Cap Value Fund               Evergreen Value Fund
Income & Growth Fund               Mid Cap Growth Fund                Evergreen Special Equity Fund
International Equities Fund        Mid Cap Value Fund                 INVESCO Growth Fund
International Government Bond Fund Moderate Growth Lifestyle Fund     Janus Adviser Worldwide Fund
International Growth I Fund        Money Market II Fund               Janus Fund
Large Cap Growth Fund              Small Cap Growth Fund              Lou Holland Growth Fund
Mid Cap Index Fund                 Small Cap Value Fund               MSIF Trust Mid Cap Growth Portfolio
Money Market I Fund                Socially Responsible Fund          Putnam Global Equity Fund
Nasdaq-100(R) Index Fund           Strategic Bond Fund                Putnam New Opportunities Fund
Opportunities Fund                                                    Putnam OTC & Emerging Growth Fund
Science & Technology Fund                                             Sit Mid Cap Growth Fund
Small Cap Fund                                                        Sit Small Cap Growth Fund
Small Cap Index Fund                                                  Templeton Foreign Fund
Social Awareness Fund                                                 Templeton Global Asset Allocation Fund
Stock Index Fund                                                      Vanguard Lifestrategy Conservative Growth Fund
Value Fund                                                            Vanguard Lifestrategy Growth Fund
                                                                      Vanguard Lifestrategy Moderate Growth Fund
                                                                      Vanguard Long-Term Corporate Fund
                                                                      Vanguard Long-Term Treasury Fund
                                                                      Vanguard Wellington Fund
                                                                      Vanguard Windsor II Fund

Table of Contents
--------------------------------------------------------------------------------


                                                               Page
                                                               ----
            Glossary of Terms.................................   4

            Highlights........................................   5

            Fee Tables........................................   7

            Selected Purchase Unit Data.......................   9

            General Information...............................  11
               About Portfolio Director.......................  11
               About VALIC....................................  12
               About VALIC Separate Account A.................  12
               Units of Interest..............................  12
               Distribution of the Contracts..................  13

            Fixed and Variable Account Options................  13
               Fixed Account Options..........................  13
               Variable Account Options.......................  14

            Purchase Period...................................  22
               Account Establishment..........................  22
               When Your Account Will Be Credited.............  22
               Purchase Units.................................  23
               Calculation of Purchase Unit Value.............  23
               Calculation of Value for Fixed Account Options.  23
               Calculation of Value for Variable
                 Account Options..............................  24
               Stopping Purchase Payments.....................  24

            Transfers Between Investment Options..............  24
               During the Purchase Period.....................  24
               During the Payout Period.......................  25
               Communicating Transfer or
                 Reallocation Instructions....................  25
               Effective Date of Transfer.....................  26
               Market Timing -- Frequent Transfers............  26

            Fees and Charges..................................  27
               Account Maintenance Charge.....................  27
               Surrender Charge...............................  27
                   Amount of Surrender Charge.................  27
                   10% Free Withdrawal........................  27
                   Exceptions to Surrender Charge.............  27
               Premium Tax Charge.............................  28
               Separate Account Charges.......................  28
               Fund Annual Expense Charges....................  28
               Other Tax Charges..............................  28
               Reduction or Waiver of Account Maintenance,
                 Surrender, or Separate Account Charges.......  28
               Separate Account Expense Reimbursement
                 or Credits...................................  29
               Market Value Adjustment........................  29

            Payout Period.....................................  30
               Fixed Payout...................................  30
               Variable Payout................................  30
               Combination Fixed and Variable Payout..........  30
               Payout Date....................................  30
               Payout Options.................................  30
               Enhancements to Payout Options.................  31
               Payout Information.............................  31

                                                                   Page
                                                                   ----

         Surrender of Account Value...............................  31
            When Surrenders Are Allowed...........................  31
            Surrender Process.....................................  31
            Amount That May Be Surrendered........................  32
            Surrender Restrictions................................  32
            Partial Surrenders....................................  32
            Systematic Withdrawals................................  32
            Distributions Required by Federal Tax Law.............  33

         Exchange Privilege.......................................  33
            Restrictions on Exchange Privilege....................  33
            Taxes and Conversion Costs............................  33
            Surrender Charges.....................................  33
            Exchange Offers for Contracts Other Than
              Portfolio Director..................................  33
            Comparison of Contracts...............................  34
            Features of Portfolio Director........................  34
            Agents' and Managers' Retirement Plan
              Exchange Offer......................................  34

         Death Benefits...........................................  35
            The Process...........................................  35
            Beneficiary Information...............................  35
                Spousal Beneficiaries.............................  35
                Beneficiaries Other Than Spouses..................  35
            Special Information for Individual Non-Tax
              Qualified Contracts.................................  35
            During the Purchase Period............................  36
            Interest Guaranteed Death Benefit.....................  36
            Standard Death Benefit................................  36
            During the Payout Period..............................  36

         Investment Performance of Separate Account
           Divisions..............................................  37

         Other Contract Features..................................  37
            Changes That May Not Be Made..........................  37
            Change of Beneficiary.................................  37
            Contingent Owner......................................  37
            Cancellation -- The 20-Day "Free Look"................  37
            We Reserve Certain Rights.............................  37
            Variable Account Option Changes.......................  38
            Relationship to Employer's Plan.......................  38

         Voting Rights............................................  38
            Who May Give Voting Instructions......................  38
            Determination of Fund Shares Attributable to
              Your Account........................................  38
                During Purchase Period............................  38
                During Payout Period or After a Death Benefit
                  Has Been Paid...................................  38
            How Fund Shares Are Voted.............................  38

         Federal Tax Matters......................................  39
            Type of Plans.........................................  39
            Tax Consequences in General...........................  39
            Effect of Tax Deferred Accumulations..................  40

         Table of Contents of Statement of
           Additional Information.................................  42

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "We," "Us," "Our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the participant, contract owner, annuitant or beneficiary.

Other specific terms We use in this prospectus are:

   Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

   Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

   Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your variable account option.

   Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

   Contract Owner -- the individual or entity to whom the annuity contract ("Contract") is issued. For a group annuity contract, this will usually be your employer. For individual contracts, this will usually be you.

   Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

   Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

   Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

   Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

   Participant Year -- a twelve month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

   Payout Period -- the time when you withdraw your money in a steady stream of payments ("Payout Payments"). Also may be called the "Annuity Period."

   Payout Unit -- A measuring unit used to calculate Payout Payments from your variable account option. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

   Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

   Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of an annuity Contract.

   Purchase Period -- the time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

   Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

   VALIC Separate Account A -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

   Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts. Each Division is a subaccount of VALIC Separate Account A. Each Separate Account Division represents Our investment in a different mutual fund.

Highlights
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan or Internal Revenue Code ("IRC") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that We receive your request, depending on your state law. See "Other Contract Features."

Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 may be charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 0.85% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those established under IRC sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Mortality and expense risk fees are charged for these benefits, as described in the "Fees and Charges" section of this prospectus. For a more detailed discussion of these income tax provisions, see "Federal Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will also be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than IRAs, which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

--------------------------------------------------------------------------------


Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling AIG VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see "Transfers Between Investment Options."

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact Us at 1-800-428-2542.

 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

Fee Tables
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted if applicable.

Contract Owner/Participant Expenses(1)

                        Maximum Surrender Charge(2) 5.00%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

       Account Maintenance Charge ($3.75 per quarter, annualized)(2) $15

Separate Account Charges
(as a percentage of Separate Account average net assets):

                                                  Separate Separate Account    Total
                                                  Account   Reimbursement    Separate
Variable Account Option                            Fee(3)    or Credit(4)   Account Fee
-----------------------                           -------- ---------------- -----------
VALIC Company I
   Asset Allocation Fund                            0.60%          --          0.60%
   Blue Chip Growth Fund                            0.60           --          0.60
   Capital Conservation Fund                        0.60           --          0.60
   Core Equity Fund                                 0.60           --          0.60
   Government Securities Fund                       0.60           --          0.60
   Growth & Income Fund                             0.60           --          0.60
   Health Sciences Fund                             0.60           --          0.60
   Income & Growth Fund                             0.60           --          0.60
   International Equities Fund                      0.60           --          0.60
   International Government Bond Fund               0.60           --          0.60
   International Growth I Fund                      0.60           --          0.60
   Large Cap Growth Fund                            0.60           --          0.60
   Mid Cap Index Fund                               0.60           --          0.60
   Money Market I Fund                              0.60           --          0.60
   Nasdaq-100(R) Index Fund                         0.60           --          0.60
   Opportunities Fund                               0.60           --          0.60
   Science & Technology Fund                        0.60           --          0.60
   Small Cap Fund                                   0.60           --          0.60
   Small Cap Index Fund                             0.60           --          0.60
   Social Awareness Fund                            0.60           --          0.60
   Stock Index Fund                                 0.60           --          0.60
   Value Fund                                       0.60           --          0.60
VALIC Company II
   Aggressive Growth Lifestyle Fund                 0.60        (0.25%)        0.35
   Capital Appreciation Fund                        0.60        (0.25)         0.35
   Conservative Growth Lifestyle Fund               0.60        (0.25)         0.35
   Core Bond Fund                                   0.60        (0.25)         0.35
   High Yield Bond Fund                             0.60        (0.25)         0.35
   International Growth II Fund                     0.60        (0.25)         0.35
   Large Cap Value Fund                             0.60        (0.25)         0.35
   Mid Cap Growth Fund                              0.60        (0.25)         0.35
   Mid Cap Value Fund                               0.60        (0.25)         0.35
   Moderate Growth Lifestyle Fund                   0.60        (0.25)         0.35
   Money Market II Fund                             0.60        (0.25)         0.35
   Small Cap Growth Fund                            0.60        (0.25)         0.35
   Small Cap Value Fund                             0.60        (0.25)         0.35
   Socially Responsible Fund                        0.60        (0.25)         0.35
   Strategic Bond Fund                              0.60        (0.25)         0.35
American Century Ultra Fund, Investor Class         0.85        (0.21)         0.64
Ariel Appreciation Fund                             0.85        (0.25)         0.60
Ariel Fund                                          0.85        (0.25)         0.60
Credit Suisse Small Cap Growth Fund, Common Class   0.85        (0.25)         0.60
Dreyfus BASIC U.S. Mortgage Securities Fund         0.85        (0.25)         0.60
Evergreen Growth and Income Fund, Class A           0.85        (0.25)         0.60
Evergreen Small Cap Value Fund, Class A             0.85        (0.25)         0.60
Evergreen Value Fund, Class A                       0.85        (0.25)         0.60
Evergreen Special Equity Fund, Class A              0.85        (0.25)         0.60
INVESCO Growth Fund, Investor Class                 0.85        (0.25)         0.60

--------------------------------------------------------------------------------

                                                   Separate Separate Account    Total
                                                   Account   Reimbursement    Separate
Variable Account Option                             Fee(3)    or Credit(4)   Account Fee
-----------------------                            -------- ---------------- -----------
Janus Adviser Worldwide Fund, Class I                0.85        (0.25)         0.60
Janus Fund                                           0.85        (0.25)         0.60
Lou Holland Growth Fund                              0.85        (0.25)         0.60
MSIF Trust Mid Cap Growth Portfolio, Adviser Class   0.85        (0.25)         0.60
Putnam Global Equity Fund, Class A                   0.85        (0.25)         0.60
Putnam New Opportunities Fund, Class A               0.85        (0.25)         0.60
Putnam OTC & Emerging Growth Fund, Class A           0.85        (0.25)         0.60
Sit Mid Cap Growth Fund                              0.85        (0.25)         0.60
Sit Small Cap Growth Fund                            0.85        (0.25)         0.60
Templeton Foreign Fund, Class A                      0.85        (0.25)         0.60
Templeton Global Asset Allocation Fund, Class 1      0.85           --          0.85
Vanguard Lifestrategy Conservative Growth Fund       0.85           --          0.85
Vanguard Lifestrategy Growth Fund                    0.85           --          0.85
Vanguard Lifestrategy Moderate Growth Fund           0.85           --          0.85
Vanguard Long-Term Corporate Fund, Investor Shares   0.85        (0.25)         0.60
Vanguard Long-Term Treasury Fund, Investor Shares    0.85        (0.25)         0.60
Vanguard Wellington Fund, Investor Shares            0.85           --          0.85
Vanguard Windsor II Fund, Investor Shares            0.85           --          0.85

--------
(1) Premium taxes are not shown here, but may be charged by some states. See "Premium Tax Charge."
(2) Reductions in the surrender charge and the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
(3) Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."
(4) For these Variable Account Options, the Company's charges to these Divisions are reduced voluntarily and/or reduced by certain payments received from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. This reimbursement or credit may be terminated by the Company at any time without notice. See "Fees and Charges -- Separate Account Reimbursement or Credit."

The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.

Total Annual Mutual Fund Operating Expenses                                              Minimum Maximum
-------------------------------------------                                              ------- -------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
  distribution and/or service (12b-1) fees, and other expenses)                           0.29%   2.38%

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $765. $1,414  $2,089   $3,349

(2) If you do not surrender your Contract:

                                  3
                         1 Year Years 5 Years 10 Years
                         ------ ----- ------- --------
                          $306. $936  $1,592   $3,349

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Total Annual Mutual Fund Operating Expense information is provided by the Mutual Funds and has not been verified by Us. The Operating Expense information does not include the effects of any voluntary or contractual reduction in fees; thus, the actual fees paid by the Fund may be lower than that shown above.

Selected Purchase Unit Data
--------------------------------------------------------------------------------


Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract, invested in a variable account option as shown.

                                                              December 31, 2002   December 31, 2001   December 31, 2000
                                                             ------------------- ------------------- -------------------
                                                              Purchase  Purchase  Purchase  Purchase  Purchase  Purchase
                                                              Units in    Unit    Units in    Unit    Units in    Unit
                                                               Force     Value     Force     Value     Force     Value
                                                             ---------- -------- ---------- -------- ---------- --------
VALIC Company I
   Asset Allocation Fund (Division 5)                           864,202  $3.697     552,475  $4.104     541,967  $4.310
   Blue Chip Growth Fund (Division 72)                        1,798,857   0.598     744,578   0.794          --      --
   Capital Conservation Fund (Division 7)                       655,773   2.735     413,153   2.526     200,998   2.358
   Core Equity Fund (Division 15)                             4,247,981   1.602   2,770,881   2.070   2,802,135   2.457
   Government Securities Fund (Division 8)                    1,242,127   2.848     509,780   2.558     240,490   2.410
   Growth & Income Fund (Division 16)                           970,967   1.690     781,887   2.166     745,693   2.424
   Health Sciences Fund (Division 73)                         2,585,106   0.657   1,062,608   0.914          --      --
   Income & Growth Fund (Division 21)                         5,195,789   1.181   3,163,792   1.477          --      --
   International Equities Fund (Division 11)                    380,023   0.997     270,045   1.235     200,791   1.593
   International Government Bond Fund (Division 13)           1,001,692   1.807     298,185   1.549     292,521   1.588
   International Growth I Fund (Division 20)                 19,282,231   1.213  19,480,219   1.493          --      --
   Large Cap Growth Fund (Division 30)                       38,256,877   0.912  34,466,412   1.277          --      --
   Mid Cap Index Fund (Division 4)                            4,544,820   5.904   2,759,353   6.980   2,054,748   7.088
   Money Market I Fund (Division 6)                          15,407,573   2.087   9,332,128   2.074   8,885,219   2.102
   Nasdaq-100(R) Index Fund (Division 46)                     3,956,142   0.296   1,467,307   0.482          --      --
   Opportunities Fund (Division 45)                             188,973   0.386      41,802   0.555          --      --
   Science & Technology Fund (Division 17)                   12,884,236   1.487   4,873,682   2.502   4,060,355   4.280
   Small Cap Fund (Division 18)                              22,831,723   1.661  23,842,489   2.181          --      --
   Small Cap Index Fund (Division 14)                         2,879,348   1.991   1,796,231   2.530   1,437,650   2.495
   Social Awareness Fund (Division 12)                        1,868,794   2.745     621,775   3.607     653,150   4.095
   Stock Index Fund (Division 10)                            28,356,507   3.627  15,668,786   4.704  13,545,949   5.390
   Value Fund (Division 74)                                      96,020   0.799          --   1.000          --      --
VALIC Company II
   Aggressive Growth Lifestyle Fund (Division 48)             2,079,689   1.021   2,685,367   1.257   2,127,577   1.441
   Capital Appreciation Fund (Division 39)                   14,138,366   0.698  14,275,415   1.012  12,563,787   1.293
   Conservative Growth Lifestyle Fund (Division 50)           1,676,792   1.251   1,938,484   1.322   1,531,710   1.350
   Core Bond Fund (Division 58)                               3,812,558   1.267     503,652   1.168     299,331   1.097
   High Yield Bond Fund (Division 60)                           369,951   1.047     264,978   1.070          --      --
   International Growth II Fund (Division 33)                 1,609,835   0.913   1,448,602   1.109   1,016,595   1.373
   Large Cap Value Fund (Division 40)                         1,155,644   1.183     616,161   1.348     343,968   1.378
   Mid Cap Growth Fund (Division 37)                          1,534,706   0.689   1,274,846   0.991     692,475   1.430
   Mid Cap Value Fund (Division 38)                           6,625,981   1.648   4,222,298   1.923   2,698,780   1.965
   Moderate Growth Lifestyle Fund (Division 49)               6,168,318   1.168   7,634,116   1.308   6,590,639   1.392
   Money Market II Fund (Division 44)                         3,047,552   1.167   1,247,488   1.157       1,274   1.193
   Small Cap Growth Fund (Division 35)                        7,366,646   0.914   7,240,731   1.365   6,399,633   1.797
   Small Cap Value Fund (Division 36)                         3,382,127   1.231     935,911   1.411     152,120   1.322
   Socially Responsible Fund (Division 41)                    2,954,574   0.915   2,984,678   1.198   2,795,968   1.362
   Strategic Bond Fund (Division 59)                          1,159,362   1.296     604,606   1.220     148,345   1.107
American Century Ultra Fund (Division 31)                    16,126,032   1.305   2,480,333   1.708   1,894,747   2.013
Ariel Appreciation Fund (Division 69)                         9,651,112   1.095   2,666,627   1.229          --      --
Ariel Fund (Division 68)                                      7,635,540   1.190   1,565,994   1.262          --      --
Credit Suisse Small Cap Growth Fund (Division 63)               704,536   0.535     259,913   0.778          --      --
Dreyfus BASIC U.S. Mortgage Securities Fund (Division 71)     2,855,918   1.198     763,781   1.107          --      --
Evergreen Growth and Income Fund (Division 56) (2)              246,004   0.742      59,860   0.900         170   1.063
Evergreen Small Cap Value Fund (Division 55) (2)              3,686,184   1.180   1,191,063   1.379       1,348   1.181
Evergreen Special Equity Fund (Division 65)                     741,742   0.589     111,771   0.818          --      --
Evergreen Value Fund (Division 57) (2)                          330,612   0.880     126,242   1.092          --      --
INVESCO Growth Fund (Division 62)                             1,716,641   0.214     755,281   0.367   3,302,734   0.214
Janus Adviser Worldwide Fund (Division 47)                    1,688,080   0.527   1,052,147   0.716   7,053,397   0.525
Janus Fund (Division 61)                                      3,354,422   0.450   2,067,712   0.625  12,521,963   0.448
Lou Holland Growth Fund (Division 70)                           718,560   0.683      72,356   0.875   1,389,807   0.680
MSIF Trust Mid Cap Growth Portfolio (Division 64)               996,790   0.414     395,337   0.603   6,607,721   0.412
Putnam Global Equity Fund (Division 28)                      18,566,339   0.977  13,853,316   1.269  12,132,622   1.819
Putnam New Opportunities Fund (Division 26)                  45,568,527   0.865  40,471,940   1.255  33,355,949   1.806
Putnam OTC & Emerging Growth Fund (Division 27)               9,224,902   0.441   4,589,464   0.660   3,343,890   1.232
Sit Mid Cap Growth Fund (Division 67)                           279,151   0.367      87,306   0.565          --      --
Sit Small Cap Growth Fund (Division 66)                       2,104,569   0.453     674,432   0.618          --      --
Templeton Foreign Fund (Division 32)                          4,076,413   1.237     765,413   1.362     434,454   1.488
Templeton Global Asset Allocation Fund (Division 19)         17,376,767   1.819  18,040,365   1.915  18,398,345   2.139
Vanguard LifeStrategy Conservative Growth Fund (Division 54)  7,155,948   1.102   5,622,110   1.175   4,608,676   1.185
Vanguard LifeStrategy Growth Fund (Division 52)              32,138,316   0.962  26,747,154   1.152  20,760,221   1.275
Vanguard LifeStrategy Moderate Growth Fund (Division 53)     42,797,007   1.036  35,577,427   1.165  28,958,521   1.229
Vanguard Long-Term Corporate Fund (Division 22)               6,535,896   1.726   5,499,147   1.534   3,872,413   1.408
Vanguard Long-Term Treasury Fund (Division 23)                7,071,533   1.797   2,633,211   1.550   1,825,127   1.494
Vanguard Wellington Fund (Division 25)                       25,923,835   1.714  16,402,597   1.856  13,742,690   1.797
Vanguard Windsor II Fund (Division 24)                       34,780,852   1.513  23,136,739   1.835  18,619,663   1.916

--------------------------------------------------------------------------------

                                                                                                     September 22,
                                                              December 31, 1999   December 31, 1998      1998
                                                             ------------------- ------------------- -------------
                                                              Purchase  Purchase  Purchase  Purchase   Purchase
                                                              Units in    Unit    Units in    Unit       Unit
                                                               Force     Value     Force     Value     Value(1)
                                                             ---------- -------- ---------- -------- -------------
VALIC Company I
   Asset Allocation Fund (Division 5)                           516,580  $4.447          --  $4.003     $3.605
   Blue Chip Growth Fund (Division 72)                               --      --          --      --         --
   Capital Conservation Fund (Division 7)                       194,756   2.172          --   2.194      2.153
   Core Equity Fund (Division 15)                             3,034,597   2.638       3,570   2.471      1.956
   Government Securities Fund (Division 8)                      338,782   2.147          --   2.222      2.205
   Growth & Income Fund (Division 16)                           704,903   2.735          --   2.240      1.802
   Health Sciences Fund (Division 73)                                --      --          --      --         --
   Income & Growth Fund (Division 21)                                --      --          --      --         --
   International Equities Fund (Division 11)                    274,636   1.937          --   1.509      1.249
   International Government Bond Fund (Division 13)             308,660   1.662       1,531   1.778      1.699
   International Growth I Fund (Division 20)                         --      --          --      --         --
   Large Cap Growth Fund (Division 30)                               --      --          --      --         --
   Mid Cap Index Fund (Division 4)                            1,244,725   6.117          --   5.355      4.192
   Money Market I Fund (Division 6)                           7,687,167   1.909         475   1.834      1.812
   Nasdaq-100(R) Index Fund (Division 46)                            --      --          --      --         --
   Opportunities Fund (Division 45)                                  --      --          --      --         --
   Science & Technology Fund (Division 17)                    3,286,480   6.537       6,377   3.272      2.244
   Small Cap Fund (Division 18)                                      --      --          --      --         --
   Small Cap Index Fund (Division 14)                           949,989   2.598          --   2.155      1.848
   Social Awareness Fund (Division 12)                          631,193   4.569       1,451   3.897      3.248
   Stock Index Fund (Division 10)                            11,637,991   5.982      30,811   4.991      4.150
   Value Fund (Division 74)                                          --      --          --      --         --
VALIC Company II
   Aggressive Growth Lifestyle Fund (Division 48)             1,674,512   1.546          --   1.194      1.015
   Capital Appreciation Fund (Division 39)                    9,513,851   1.676          --   1.242      1.012
   Conservative Growth Lifestyle Fund (Division 50)           1,160,286   1.314          --   1.164      1.026
   Core Bond Fund (Division 58)                                      --      --          --   1.031      1.013
   High Yield Bond Fund (Division 60)                               410   1.082          --   1.055      1.001
   International Growth II Fund (Division 33)                   329,526   1.644          --   1.053      0.942
   Large Cap Value Fund (Division 40)                           287,197   1.310          --   1.248      1.071
   Mid Cap Growth Fund (Division 37)                            393,589   1.431          --   1.350      1.070
   Mid Cap Value Fund (Division 38)                           1,116,041   1.530          --   1.256      1.050
   Moderate Growth Lifestyle Fund (Division 49)               3,491,046   1.405          --   1.187      1.026
   Money Market II Fund (Division 44)                                --      --          --   1.015      1.003
   Small Cap Growth Fund (Division 35)                        2,975,505   2.285          --   1.351      1.076
   Small Cap Value Fund (Division 36)                            80,739   1.086          --   1.167      1.036
   Socially Responsible Fund (Division 41)                    2,715,174   1.505          --   1.279      1.066
   Strategic Bond Fund (Division 59)                             33,066   1.088          --   1.051      1.012
American Century Ultra Fund (Division 31)                     1,613,349   2.528      23,002   1.798      1.464
Ariel Appreciation Fund (Division 69)                                --      --          --      --         --
Ariel Fund (Division 68)                                             --      --          --      --         --
Credit Suisse Small Cap Growth Fund (Division 63)                    --      --          --      --         --
Dreyfus BASIC U.S. Mortgage Securities Fund (Division 71)            --      --          --      --         --
Evergreen Growth and Income Fund (Division 56) (2)                   --      --          --      --         --
Evergreen Small Cap Value Fund (Division 55) (2)                     --      --          --      --         --
Evergreen Special Equity Fund (Division 65)                          --      --          --      --         --
Evergreen Value Fund (Division 57) (2)                               --      --          --      --         --
INVESCO Growth Fund (Division 62)                             3,302,734   0.214   3,302,734   0.214      0.214
Janus Adviser Worldwide Fund (Division 47)                    7,053,397   0.525   7,053,397   0.525      0.525
Janus Fund (Division 61)                                     12,521,963   0.448  12,521,963   0.448      0.448
Lou Holland Growth Fund (Division 70)                         1,389,807   0.680   1,389,807   0.680      0.680
MSIF Trust Mid Cap Growth Portfolio (Division 64)             6,607,721   0.412   6,607,721   0.412      0.412
Putnam Global Equity Fund (Division 28)                       7,494,551   2.604       5,760   1.591      1.300
Putnam New Opportunities Fund (Division 26)                  21,386,431   2.460      10,797   1.459      1.142
Putnam OTC & Emerging Growth Fund (Division 27)               1,605,024   2.543       3,073   1.128      0.882
Sit Mid Cap Growth Fund (Division 67)                                --      --          --      --         --
Sit Small Cap Growth Fund (Division 66)                              --      --          --      --         --
Templeton Foreign Fund (Division 32)                            503,020   1.561       2,604   1.124      0.969
Templeton Global Asset Allocation Fund (Division 19)         18,489,196   2.151          --   1.765      1.459
Vanguard LifeStrategy Conservative Growth Fund (Division 54)  3,665,491   1.160          --   1.085      1.007
Vanguard LifeStrategy Growth Fund (Division 52)              15,310,158   1.360          --   1.169      1.006
Vanguard LifeStrategy Moderate Growth Fund (Division 53)     22,135,061   1.251          --   1.127      1.002
Vanguard Long-Term Corporate Fund (Division 22)               3,874,406   1.268         883   1.361      1.341
Vanguard Long-Term Treasury Fund (Division 23)                1,466,945   1.256       7,820   1.384      1.374
Vanguard Wellington Fund (Division 25)                       13,813,418   1.642       9,214   1.586      1.474
Vanguard Windsor II Fund (Division 24)                       18,903,967   1.654      29,953   1.770      1.550

--------
(1) Purchase Unit Value At Date Of Inception.
(2) Purchase Unit Value on date of fund's inception, January 4, 1999, was $1.00.

--------------------------------------------------------------------------------

Variable Account Option Name Changes

Putnam Global Growth Fund changed its name to Putnam Global Equity Fund, effective October 1, 2002.

Dreyfus Basic GNMA Fund changed its name to Dreyfus BASIC U.S. Mortgage Securities Fund effective May 1, 2002.

Templeton Asset Strategy Fund changed its name to the Templeton Global Asset Allocation Fund, effective May 1, 2002.

VALIC Company I: Effective January 1, 2002, the fund family name changed from North American Funds Variable Product Series I to VALIC Company I. Each series changed its name also, dropping the "North American --" prefix.

VALIC Company II: Effective January 1, 2002, the fund family name changed from North American Funds Variable Product Series II to VALIC Company II. Each series changed its name also, dropping the "North American --" prefix, generally, except that the North American -- Goldman Sachs Large Cap Growth Fund changed its name to the Capital Appreciation Fund.

Warburg Pincus Small Company Growth Fund changed its name to the Credit Suisse Small Cap Growth Fund on or about December 12, 2001.

INVESCO Blue Chip Growth Fund changed its name to the INVESCO Growth Fund effective October 1, 2001.

MAS Mid Cap Growth Portfolio changed its name to the Morgan Stanley Institutional Fund Trust ("MSIF Trust") Mid Cap Growth Portfolio, effective August 1, 2001.

Effective May 1, 2000 the Templeton Asset Allocation Fund merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Accordingly, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. The Selected Purchase Unit Data for the Division through December 31, 1999, reflects units of the Templeton Asset Allocation Fund Division 19.

American Century Ultra Fund was formerly known as the American Century -- Twentieth Century Ultra Fund.

Evergreen Small Cap Value Fund was formerly known as the Evergreen Small Cap Equity Income Fund.

Franklin Templeton Variable Insurance Products Trust was formerly known as the Templeton Variable Products Series Fund.

Templeton Foreign Fund -- Class A was formerly known as the Templeton Foreign Fund -- Class 1. VALIC Separate Account A purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally applicable to Class A shares.

Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio; the Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities Fund
-- Long-Term U.S. Treasury Portfolio; the Vanguard LifeStrategy Conservative Growth Fund was formerly known as the Vanguard LifeStrategy Conservative Growth Portfolio; the Vanguard LifeStrategy Growth Fund was formerly known as the Vanguard LifeStrategy Growth Portfolio; the Vanguard LifeStrategy Moderate Growth Fund was formerly known as the Vanguard LifeStrategy Moderate Growth Portfolio; the Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund and the Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.
General Information
--------------------------------------------------------------------------------
About Portfolio Director

Portfolio Director was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director can come from different sources, such as payroll deductions or money transfers. Your retirement savings process with Portfolio Director will involve two stages: the Purchase Period and the Payout Period. The first is when you make contributions into Portfolio Director called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period."

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director.

--------------------------------------------------------------------------------

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.

On August 29, 2001, American General Corporation, VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is the world's leading U.S.-based international insurance and financial services organization, the largest underwriter of commercial and industrial insurance in the United States, and among the top-ranked U.S. life insurers. Its member companies write a wide range of general insurance and life insurance products for commercial, institutional and individual customers through a variety of distribution channels in approximately 130 countries and jurisdictions throughout the world. AIG VALIC is the marketing name for the family of companies comprising VALIC Financial Advisors, Inc.; VALIC Retirement Services Company; VALIC Trust Company; and VALIC, offering a wide array of investment and insurance products, as well as financial and retirement planning services.

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

About VALIC Separate Account A

When you direct money to Portfolio Director's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what We call "Divisions." Sixty-five Divisions are available and represent the Variable Account Options in Portfolio Director. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of Portfolio Director. The commitments under the Contracts are VALIC's, and AIG has no legal obligation to back these commitments. When We discuss performance information in this prospectus, We mean the performance of a VALIC Separate Account A Division.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the mutual fund portfolios in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

Distribution of the Contracts

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The
Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the National Association

--------------------------------------------------------------------------------

of Securities Dealers, Inc., unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each first-year Purchase Payment. Agents will receive commissions of approximately 1.2% for level Purchase Payments in subsequent years and up to 7% on increases in the amount of Purchase Payments in the year of the increase. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and do not result in any additional charges to Contract Owners or to VALIC Separate Account A. Contract Owner expenses are explained in the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
--------------------------------------------------------------------------------

Portfolio Director offers a choice from among 65 Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options you may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents Our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved. For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses, available at www.aigvalic.com (or call 1-800-428-2542, option 3).

Fixed Account Options

Portfolio Director features up to three guaranteed fixed options. These options provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred Nonqualified annuity may include the guaranteed fixed options.

Fixed Account Options                                                         Investment Objective
---------------------                                                         --------------------
Fixed Account Plus         Invests in the general account assets of the Company. This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to a fixed account option will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Short-Term Fixed Account   Invests in the general account assets of the Company. This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Multi-Year Enhanced Option Invests in the general account assets of the Company. This account is a long-term investment option,
("Multi-Year Option")      providing a guaranteed interest rate for a guaranteed period (three, five, seven, or ten years)
                           ("MVA Term"). Please see your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states. All MVA Terms may not be available. Please see your financial advisor for information on the MVA Terms that are currently offered.

                                                   Investment Objective
                                                   --------------------
Invests in the general account assets of the Company. This account provides fixed-return investment growth for the long-term. It is credited with interest at rates set by VALIC. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated. Purchase Payments allocated to a fixed account option will receive a current rate of interest. There are limitations on transfers out of this option. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Invests in the general account assets of the Company. This account provides fixed-return investment growth for the short-term. It is credited with interest at rates set by VALIC, which may be lower than the rates credited to Fixed
Account Plus, above. The account is guaranteed to earn at least a minimum rate of interest as shown in your Contract. Your money may be credited with a different rate of interest depending on the time period in which it is accumulated.

Invests in the general account assets of the Company. This account is a long-term investment option, providing a guaranteed interest rate for a guaranteed period (three, five, seven, or ten years) ("MVA Term"). Please see your Contract for minimum investment amounts and other requirements and restrictions. This option may not be available in all employee plans or states.
All MVA Terms may not be available. Please see your financial advisor for information on the MVA Terms that are currently offered.

--------------------------------------------------------------------------------


Variable Account Options

Portfolio Director enables you to participate in Divisions that represent 65 Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account
A. According to your retirement program, you may not be able to invest in all 65 Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time.

Twenty-six of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Mutual Funds available to the general public will not be available within your Contract. Funds that are available in a tax-deferred Nonqualified variable annuity, under Internal Revenue Code Section 72, and also for ineligible deferred compensation 457(f) plans and private sector top-hat plans, are marked with an asterisk (*) in the descriptions below.

The Variable Account Options shown below have been separated by asset categories so that you may more easily compare fund choices, in keeping with your retirement goals, time horizons, and tolerance for risk. This is a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and investment sub- adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. Additional copies are available from AIG VALIC at 1-800-428-2542 (option 3) or online at www.aigvalic.com.

Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with Us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

The sub-advisers AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are each affiliated with the Adviser, VALIC, due to common ownership. Please note that the Ariel Fund and Ariel Appreciation Fund are not available in any 457 plans, except by special arrangement.

--------------------------------------------------------------------------------


Domestic Large-Cap Equity Options

    Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
    ------------------------                            --------------------                           -----------------------
American Century Ultra Fund      Seeks long-term capital growth through investments primarily in     Adviser: American Century
                                 common stocks that are considered to have greater-than-average      Investment Management, Inc.
                                 chance to increase in value over time.

* Blue Chip Growth Fund -- a     Seeks long-term capital growth by investing in the common           Adviser: VALIC
series of VALIC Company I        stocks of large and medium-sized blue chip growth companies.        Sub-Adviser: T. Rowe Price
                                 Income is a secondary objective.                                    Associates, Inc.

* Capital Appreciation Fund -- a Seeks long-term capital appreciation by investing primarily in a    Adviser: VALIC
series of VALIC Company II       broadly diversified portfolio of stocks and other equity securities Sub-Adviser: Credit Suisse
                                 of U.S. companies.                                                  Asset Management, LLC

* Core Equity Fund -- a series   Seeks to provide long-term growth of capital through investment     Adviser: VALIC
of VALIC Company I               primarily in the equity securities of large-cap quality companies   Sub-Advisers: WM Advisors,
                                 with long-term growth potential.                                    Inc. and Wellington
                                                                                                     Management Company LLP

Evergreen Value Fund -- a        Seeks long-term capital growth with current income as a             Adviser: Evergreen
series of Evergreen Equity Trust secondary objective by investing in common stocks of medium-        Investment Management
                                 and large-cap U.S. companies that may be undervalued.               Company, LLC

* Growth & Income Fund -- a      Seeks to provide long-term growth of capital and secondarily,       Adviser: VALIC
series of VALIC Company I        current income, through investment in common stocks and             Sub-Adviser: AIG SunAmerica
                                 equity-related securities.                                          Asset Management Corp.

* Income & Growth Fund -- a      Seeks dividend growth, current income and capital                   Adviser: VALIC
series of VALIC Company I        appreciation by investing in common stocks. Current income is       Sub-Adviser: American
                                 a secondary consideration.                                          Century Investment
                                                                                                     Management, Inc.

INVESCO Growth Fund              Seeks long-term capital growth and current income. The fund is      Adviser: INVESCO Funds
                                 managed in a growth style and invests primarily in common           Group, Inc.
                                 stocks of large companies which are expected to have growing earnings, revenues, and strong cash flows.

Janus Fund                       Seeks long-term growth of capital in a manner consistent with       Adviser: Janus Capital
                                 the preservation of capital. The fund invests primarily in common   Management, LLC
                                 stocks selected for their growth potential and generally invests in larger, more established companies.

* Large Cap Growth Fund -- a     Seeks to provide long-term growth of capital by normally            Adviser: VALIC
series of VALIC Company I        investing in common stocks of well-established, high-quality        Sub-Adviser: AIG SunAmerica
                                 growth companies.                                                   Asset Management Corp.

* Large Cap Value Fund -- a      Seeks to provide total returns that exceed over time the Russell    Adviser: VALIC
series of VALIC Company II       1000(R) Value Index through investment in equity securities. The    Sub-Adviser: SSgA Funds
                                 Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)   Management, Inc.
                                 Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Lou Holland Growth Fund          The fund primarily seeks long-term growth of capital. The receipt   Adviser: Holland Capital
                                 of dividend income is a secondary consideration. The fund will      Management, L.P.
                                 invest in a diversified portfolio of equity securities of mid -- to large-capitalization growth companies.

* Opportunities Fund -- a series Seeks capital appreciation through investments in                   Adviser: VALIC
of VALIC Company I               common stocks.                                                      Sub-Adviser: Putnam
                                                                                                     Investment Management, LLC

Putnam New Opportunities Fund    Seeks long-term capital appreciation by investing mainly in the     Adviser: Putnam Investment
                                 common stocks of U.S. companies, with a focus on growth             Management, LLC
                                 stocks in sectors of the economy that the Adviser believes have high growth potential.

--------------------------------------------------------------------------------

    Variable Account Options                            Investment Objective                          Adviser and Sub-Adviser
    ------------------------                            --------------------                          -----------------------

* Social Awareness Fund -- a     Seeks to obtain growth of capital through investment, primarily    Adviser: VALIC
series of VALIC Company I        in common stocks, of companies which meet the social criteria      Sub-Adviser: AIG Global
                                 established for the fund. The fund does not invest in companies    Investment Corp.
                                 that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems;
                                 the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; or business practices or the production of products that significantly pollute the environment.

* Socially Responsible Fund --   Seeks to obtain growth of capital through investment, primarily    Adviser: VALIC
a series of VALIC Company II     in equity securities, of companies which meet the social criteria  Sub-Adviser: AIG Global
                                 established for the fund. The fund does not invest in companies    Investment Corp.
                                 that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; or business practices or the production of products that significantly pollute the environment.

* Stock Index Fund -- a series   Seeks long-term capital growth through investment in common        Adviser: VALIC
of VALIC Company I               stocks that, as a group, are expected to provide investment        Sub-Adviser: AIG Global
                                 results closely corresponding to the performance of the S&P        Investment Corp.
                                 500(R) Index.

* Value Fund -- a series of      Seeks capital growth and current income through investments        Adviser: VALIC
VALIC Company I                  primarily in common stocks of large U.S. companies, focusing       Sub-Adviser: Putnam
                                 on value stocks that the Sub-Adviser believes are currently        Investment Management, LLC
                                 undervalued by the market.

Vanguard Windsor II Fund         Seeks to provide long-term growth of capital. As a secondary       Advisers: Barrow, Hanley,
                                 objective, the fund seeks to provide some dividend income. The     Mewhinney & Strauss, Inc.;
                                 fund invests mainly in medium -- and large-sized companies         Equinox Capital Management,
                                 whose stocks are considered by the fund's advisers to              LLC; Tukman Capital
                                 be undervalued.                                                    Management, Inc.; and The
                                                                                                    Vanguard Group

Domestic Mid-Cap Equity Options

Ariel Appreciation Fund -- a     Seeks long-term capital appreciation by investing primarily in the Ariel Capital Management,
series of Ariel Investment Trust stocks of medium-sized companies with market capitalizations       Inc.
                                 between $1 billion and $10 billion at the time of investment.

Evergreen Growth and Income      Seeks capital growth in the value of its shares and current        Evergreen Investment
Fund -- a series of Evergreen    income by investing primarily in common stocks of medium- and      Management Company, LLC
Equity Trust                     large-sized companies. The fund invests in both value- and growth-oriented equity securities.

* Mid Cap Growth Fund -- a       Seeks capital appreciation principally through investments in      Adviser: VALIC
series of VALIC Company II       medium-capitalization equity securities, such as common and        Sub-Adviser: INVESCO Funds
                                 preferred stocks and securities convertible into common stocks.    Group, Inc.
                                 The Sub-Adviser defines mid-sized companies as companies that are included in the Russell Mid-Cap(R) Growth Index, or, if not in
                                 the Index, having market capitalization between $2.5 billion and
                                 $15 billion at the time of purchase.

* Mid Cap Index Fund -- a        Seeks to provide growth of capital through investments primarily   Adviser: VALIC
series of VALIC Company I        in a diversified portfolio of common stocks that, as a group, are  Sub-Adviser: AIG Global
                                 expected to provide investment results closely corresponding to    Investment Corp.
                                 the performance of the S&P MidCap 400(R) Index.

--------------------------------------------------------------------------------

    Variable Account Options                             Investment Objective
    ------------------------                             --------------------

* Mid Cap Value Fund -- a         Seeks capital growth, through investment in equity securities of
series of VALIC Company II        medium capitalization companies using a value-oriented
                                  investment approach. Mid-capitalization companies include
                                  companies with a market capitalization equaling or exceeding
                                  $500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

MSIF Trust Mid Cap Growth         Seeks long-term capital growth and appreciation by investing
Portfolio -- a series of Morgan   primarily in growth-oriented equity securities of U.S. mid-cap
Stanley Institutional Funds Trust companies, and, to a limited extent, foreign companies. Mid-cap companies are those with market capitalizations of generally less than $35 billion.

Putnam OTC & Emerging             Seeks capital appreciation by investing mainly in common stocks
Growth Fund                       of U.S. companies traded in the over-the-counter ("OTC") market and "emerging growth" companies listed on securities
                                  exchanges, with a focus on growth stocks. Emerging growth
                                  companies are those that the Adviser believes have a leading or proprietary position in a growing industry or are gaining market share in an established industry.

Sit Mid Cap Growth Fund           Seeks to maximize long-term capital appreciation by investing in the common stocks of companies with capitalizations of $2
                                  billion to $15 billion at the time of purchase. The Adviser invests in domestic growth-oriented medium to small companies it
                                  believes exhibit the potential for superior growth.

Domestic Small-Cap Equity Options

Ariel Fund -- a series of         Seeks long-term capital appreciation by investing primarily in the
Ariel Investment Trust            stocks of small companies with a market capitalization of under
                                  $2 billion at the time of investment.

Credit Suisse Small Cap           Seeks capital growth by investing in equity securities of small
Growth Fund                       U.S. companies. The Adviser uses a growth investment style and looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-
                                  volume growth rate.

Evergreen Small Cap Value         Seeks capital growth in the value of its shares by investing
Fund -- a series of Evergreen     primarily in common stocks of small U.S. companies (companies
Equity Trust                      having a market capitalization that falls within the range tracked by the Russell 2000(R) Index at the time of purchase).
Evergreen Special Equity          Seeks capital growth by investing primarily in common stocks of
Fund -- a series of Evergreen     small U.S. companies, typically having a market capitalization
Select Equity Trust               that falls within the range tracked by the Russell 2000(R) Index at the time of purchase. The fund invests in stocks of companies that the Adviser believes have the potential for accelerated growth in earnings and price.

* Nasdaq-100(R) Index Fund -- a   Seeks long-term capital growth through investments in the
series of VALIC Company I         stocks that are included in the Nasdaq-100 Index(R). The fund is a non-diversified fund, meaning that it can invest more than 5% of its assets in the stocks of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

                       Investment Objective                           Adviser and Sub-Adviser
                       --------------------                           -----------------------

Seeks capital growth, through investment in equity securities of    Adviser: VALIC
medium capitalization companies using a value-oriented              Sub-Adviser: Wellington
investment approach. Mid-capitalization companies include           Management Company, LLP
companies with a market capitalization equaling or exceeding
$500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Seeks long-term capital growth and appreciation by investing        Morgan Stanley
primarily in growth-oriented equity securities of U.S. mid-cap      Investments, LP
companies, and, to a limited extent, foreign companies. Mid-cap companies are those with market capitalizations of generally less than $35 billion.

Seeks capital appreciation by investing mainly in common stocks     Putnam Investment
of U.S. companies traded in the over-the-counter ("OTC") market     Management, LLC
and "emerging growth" companies listed on securities
exchanges, with a focus on growth stocks. Emerging growth
companies are those that the Adviser believes have a leading or proprietary position in a growing industry or are gaining market share in an established industry.

Seeks to maximize long-term capital appreciation by investing in    Sit Investment
the common stocks of companies with capitalizations of $2           Associates, Inc.
billion to $15 billion at the time of purchase. The Adviser invests in domestic growth-oriented medium to small companies it
believes exhibit the potential for superior growth.



Seeks long-term capital appreciation by investing primarily in the  Adviser: Ariel Capital
stocks of small companies with a market capitalization of under     Management, Inc.
$2 billion at the time of investment.

Seeks capital growth by investing in equity securities of small     Adviser: Credit Suisse Asset
U.S. companies. The Adviser uses a growth investment style and      Management, LLC
looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-
volume growth rate.

Seeks capital growth in the value of its shares by investing        Adviser: Evergreen
primarily in common stocks of small U.S. companies (companies       Investment Management
having a market capitalization that falls within the range tracked  Company, LLC by the Russell 2000(R) Index at the time of purchase).
Seeks capital growth by investing primarily in common stocks of     Adviser: Evergreen
small U.S. companies, typically having a market capitalization      Investment Management
that falls within the range tracked by the Russell 2000(R) Index at Company, LLC the time of purchase. The fund invests in stocks of companies that the Adviser believes have the potential for accelerated growth in earnings and price.

Seeks long-term capital growth through investments in the           Adviser: VALIC
stocks that are included in the Nasdaq-100 Index(R). The fund is a  Sub-Adviser: AIG Global
non-diversified fund, meaning that it can invest more than 5% of    Investment Corp.
its assets in the stocks of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

--------------------------------------------------------------------------------

    Variable Account Options                             Investment Objective
    ------------------------                             --------------------

Sit Small Cap Growth Fund -- a   Seeks to maximize long-term capital appreciation by investing in series of Sit Mutual Funds, Inc. the common stocks of companies with capitalizations of $2.5 billion or less at the time of purchase. The Adviser invests in domestic growth-oriented small companies it believes exhibit the potential for superior growth.

* Small Cap Fund -- a series of  Seeks to provide long-term capital growth by investing primarily
VALIC Company I                  in the stocks of small companies, with market capitalizations of approximately $2.5 billion or less.


* Small Cap Growth Fund -- a     Seeks to provide long-term capital growth through investments
series of VALIC Company II       primarily in the equity securities of small companies with market caps not exceeding $1.5 billion or the highest market cap value in the Russell 2000(R) Growth Index, whichever is greater, at the time of purchase.

* Small Cap Index Fund -- a      Seeks to provide growth of capital through investment primarily
series of VALIC Company I        in a diversified portfolio of common stocks that, as a group, the
                                 Sub-Adviser believes may provide investment results closely corresponding to the performance of the Russell 2000(R) Index.

* Small Cap Value Fund -- a      Seeks to provide maximum long-term return, consistent with
series of VALIC Company II       reasonable risk to principal, by investing primarily in securities of small-capitalization companies in terms of revenue and/or market capitalization. Small-cap companies are companies whose total market capitalizations range from $100 million to $3 billion at the time of purchase.

Global (International and Domestic) Equity Options

* Janus Adviser Worldwide        Seeks long-term growth of capital in a manner consistent with
Fund -- a series of Janus        the preservation of capital by investing in common stocks of
Adviser Series                   companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S.

Putnam Global Equity Fund        Seeks capital appreciation by investing mainly in common stocks of companies worldwide. The Adviser invests mainly in mid-sized and large companies with favorable investment potential.
                                 Investments in developed countries is emphasized, though the fund may also invest in developing (emerging) markets.

Templeton Foreign Fund -- a      Seeks long-term capital growth by investing mainly in the equity series of Templeton Funds, Inc.  securities of companies located outside the U.S., including emerging markets.

* Templeton Global Asset         Seeks high total return by normally investing in equity securities
Allocation Fund -- a series of   of companies of any country, debt securities of companies and
Franklin Templeton Variable      governments of any country, and in money market instruments.
Insurance Products Trust         While the fund's debt securities investments focus on those that are investment grade, the fund also may invest in high-yield, lower-rated bonds.

International Equity Options
* International Equities Fund -- Seeks to provide long-term growth of capital through
a series of VALIC Company I      investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, the
                                 Sub-Adviser believes may provide investment results closely corresponding to the performance of the Morgan Stanley Capital
                                 International, Europe, Australasia and the Far East Index.

                        Investment Objective                            Adviser and Sub-Adviser
                        --------------------                            -----------------------

Seeks to maximize long-term capital appreciation by investing in      Adviser: Sit Investment
the common stocks of companies with capitalizations of $2.5           Associates, Inc.
billion or less at the time of purchase. The Adviser invests in domestic growth-oriented small companies it believes exhibit the potential for superior growth.

Seeks to provide long-term capital growth by investing primarily      Adviser: VALIC
in the stocks of small companies, with market capitalizations of      Sub-Advisers: Founders Asset
approximately $2.5 billion or less.                                   Management LLC and T.
                                                                      Rowe Price Associates, Inc.

Seeks to provide long-term capital growth through investments         Adviser: VALIC
primarily in the equity securities of small companies with market     Sub-Adviser: Franklin
caps not exceeding $1.5 billion or the highest market cap value in    Advisers, Inc.
the Russell 2000(R) Growth Index, whichever is greater, at the time of purchase.

Seeks to provide growth of capital through investment primarily       Adviser: VALIC
in a diversified portfolio of common stocks that, as a group, the     Sub-Adviser: AIG Global
Sub-Adviser believes may provide investment results closely           Investment Corp.
corresponding to the performance of the Russell 2000(R) Index.

Seeks to provide maximum long-term return, consistent with            Adviser: VALIC
reasonable risk to principal, by investing primarily in securities of Sub-Adviser: Banc One
small-capitalization companies in terms of revenue and/or market      Investment Advisors
capitalization. Small-cap companies are companies whose total         Corporation
market capitalizations range from $100 million to $3 billion at the time of purchase.



Seeks long-term growth of capital in a manner consistent with         Adviser: Janus Capital
the preservation of capital by investing in common stocks of          Management, LLC
companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S.

Seeks capital appreciation by investing mainly in common stocks       Adviser: Putnam Investment
of companies worldwide. The Adviser invests mainly in mid-sized       Management, LLC
and large companies with favorable investment potential.
Investments in developed countries is emphasized, though the fund may also invest in developing (emerging) markets.

Seeks long-term capital growth by investing mainly in the equity      Adviser: Templeton Global
securities of companies located outside the U.S., including           Advisors Limited
emerging markets.

Seeks high total return by normally investing in equity securities    Adviser: Templeton
of companies of any country, debt securities of companies and         Investment Counsel, LLC
governments of any country, and in money market instruments.          Sub-Adviser: Franklin
While the fund's debt securities investments focus on those that      Advisers, Inc.
are investment grade, the fund also may invest in high-yield, lower-rated bonds.


Seeks to provide long-term growth of capital through                  Adviser: VALIC
investments primarily in a diversified portfolio of equity and        Sub-Adviser: AIG Global
equity-related securities of foreign issuers that, as a group, the    Investment Corp.
Sub-Adviser believes may provide investment results closely
corresponding to the performance of the Morgan Stanley Capital
International, Europe, Australasia and the Far East Index.

--------------------------------------------------------------------------------

    Variable Account Options                             Investment Objective                          Adviser and Sub-Adviser
    ------------------------                             --------------------                          -----------------------
* International Growth I Fund -- Seeks capital growth through investments primarily in equity         Adviser: VALIC
a series of VALIC Company I      securities of issuers in developed foreign countries. The Sub-       Sub-Adviser: American
                                 Adviser uses a growth strategy it developed to invest in stocks it   Century Investment
                                 believes will increase in value over time.                           Management, Inc.

* International Growth II        Seeks to provide capital appreciation through investments mainly     Adviser: VALIC
Fund -- a series of              in stocks issued by companies outside the U.S. Normally, the         Sub-Adviser: Putnam
VALIC Company II                 Sub-Adviser will invest in at least three countries other than the   Investment Management, LLC
                                 U.S., selecting countries and industries it believes have favorable investment potential.

Specialty Options

* Health Sciences Fund -- a      Seeks long-term capital growth through investments primarily in      Adviser: VALIC
series of VALIC Company I        the common stocks of companies engaged in the research,              Sub-Adviser: T. Rowe Price
                                 development, production, or distribution of products or services     Associates, Inc.
                                 related to health care, medicine, or the life sciences. This fund is a non-diversified fund, meaning that it can invest more than 5%
                                 of its assets in the stocks of one company.

* Science & Technology Fund --   Seeks long-term capital appreciation through investments             Adviser: VALIC
a series of VALIC Company I      primarily in the common stocks of companies that are expected        Sub-Adviser: T. Rowe Price
                                 to benefit from the development, advancement, and use of             Associates, Inc.
                                 science and technology. Several industries are likely to be included, such as electronics, communications, e-commerce, information services, media, life sciences and health care, environmental services, chemicals and synthetic materials, and defense and aerospace.

Hybrid (Equity and Fixed-Income) Options
* Aggressive Growth Lifestyle    Seeks growth through investments in a combination of the             Adviser: VALIC
Fund -- a series of VALIC        different funds offered in VALIC Company I and VALIC Company         Sub-Adviser: AIG Global
Company II                       II. This fund of funds is suitable for investors seeking the         Investment Corp.
                                 potential for capital growth that a fund investing predominately in equity securities may offer. This fund is a non-diversified fund because it invests only in the underlying portfolios of VALIC
                                 Company I and II.

* Asset Allocation Fund -- a     Seeks maximum aggregate rate of return over the long term            Adviser: VALIC
series of VALIC Company I        through controlled investment risk by adjusting its investment       Sub-Adviser: AIG Global
                                 mix among stocks, long-term debt securities and short-term           Investment Corp.
                                 money market securities.

* Conservative Growth Lifestyle  Seeks current income and low to moderate growth of capital           Adviser: VALIC
Fund -- a series of VALIC        through investments in a combination of the different funds          Sub-Adviser: AIG Global
Company II                       offered in VALIC Company I and VALIC Company II. This fund of        Investment Corp.
                                 funds is suitable for investors who invest in equity securities, but who are not willing to assume the market risks of either the
                                 Aggressive Growth Lifestyle Fund or the Moderate Growth
                                 Lifestyle Fund. This fund is a non-diversified fund because it invests only in the underlying portfolios of VALIC Company I and II.

* Moderate Growth Lifestyle      Seeks growth and current income through investments in a             Adviser: VALIC
Fund -- a series of VALIC        combination of the different funds offered in VALIC Company I        Sub-Adviser: AIG Global
Company II                       and VALIC Company II. This fund of funds is suitable for             Investment Corp.
                                 investors who invest in equity securities, but who are not willing to assume the market risks of the Aggressive Growth Lifestyle
                                 Fund. This fund is a non-diversified fund because it invests only in the underlying portfolios of VALIC Company I and II.

--------------------------------------------------------------------------------

    Variable Account Options                             Investment Objective
    ------------------------                             --------------------

Vanguard LifeStrategy            Seeks to provide current income and low to moderate growth of
Conservative Growth Fund         capital. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to bonds and 40% to
                                 common stocks. The fund's indirect bond holdings are a
                                 diversified mix of short-, intermediate- and long-term U.S.
                                 government, agency, and investment-grade corporate bonds, as well as mortgage-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign
                                 stocks. Because the LifeStrategy Funds hold only four or five underlying funds, they are classified as non-diversified.

Vanguard LifeStrategy            Seeks to provide growth of capital and some current income.
Growth Fund                      This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.
                                 The fund's indirect stock holdings consist substantially of large-
                                 cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.
                                 stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                                 government, agency, and investment-grade corporate bonds with a strong emphasis on long-term U.S. Treasury bonds, as well as mortgage-backed securities. Because the LifeStrategy Funds hold only four or five underlying funds, they are classified as non-diversified.

Vanguard LifeStrategy            Seeks to provide growth of capital and a low to moderate level of
Moderate Growth Fund             current income. This is a fund of funds, investing in other
                                 Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common
                                 stocks and 40% to bonds. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks. The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                 investment-grade corporate bonds, with an emphasis on long-
                                 term U.S. Treasury bonds, as well as mortgage-backed
                                 securities. Because the LifeStrategy Funds hold only four or five underlying funds, they are classified as non-diversified.

Vanguard Wellington Fund         Seeks to conserve capital and to provide moderate long-term growth in capital and income by investing in dividend-paying, and, to a lesser extent, non-dividend-paying common stocks of established large- and medium-sized companies. In choosing these companies, the Adviser seeks those that appear to be undervalued but which have prospects to improve. The fund also invests in high quality intermediate- and long-term corporate bonds, with some exposure to U.S. Treasury, government agency and mortgage-backed bonds.
Fixed-Income Options
* Capital Conservation Fund -- a Seeks the highest possible total return consistent with the
series of VALIC Company I        preservation of capital through current income and capital gains on investments in intermediate- and long-term debt instruments and other income-producing securities.

                        Investment Objective                           Adviser and Sub-Adviser
                        --------------------                           -----------------------

Seeks to provide current income and low to moderate growth of        The fund does not employ an
capital. This is a fund of funds, investing in other Vanguard        investment adviser. Instead,
mutual funds according to a fixed formula that typically results in  the fund's Board of Trustees
an allocation of about 60% of assets to bonds and 40% to             decides how to allocate the
common stocks. The fund's indirect bond holdings are a               fund's assets among the
diversified mix of short-, intermediate- and long-term U.S.          underlying funds.
government, agency, and investment-grade corporate bonds, as well as mortgage-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign
stocks. Because the LifeStrategy Funds hold only four or five underlying funds, they are classified as non-diversified.

Seeks to provide growth of capital and some current income.          The fund does not employ an
This is a fund of funds, investing in other Vanguard mutual funds    investment adviser. Instead,
according to a fixed formula that typically results in an allocation the fund's Board of Trustees
of about 80% of assets to common stocks and 20% to bonds.            decides how to allocate the
The fund's indirect stock holdings consist substantially of large-   fund's assets among the
cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.      underlying funds.
stocks and foreign stocks. Its indirect bond holdings are a
diversified mix of short-, intermediate- and long-term U.S.
government, agency, and investment-grade corporate bonds with a strong emphasis on long-term U.S. Treasury bonds, as well as mortgage-backed securities. Because the LifeStrategy Funds
hold only four or five underlying funds, they are classified as non-diversified.

Seeks to provide growth of capital and a low to moderate level of    The fund does not employ an
current income. This is a fund of funds, investing in other          investment adviser. Instead,
Vanguard mutual funds according to a fixed formula that typically    the fund's Board of Trustees
results in an allocation of about 60% of assets to common            decides how to allocate the
stocks and 40% to bonds. The fund's indirect stock holdings          fund's assets among the
consist substantially of large-cap U.S. stocks and, to a lesser      underlying funds.
extent, mid- and small-cap U.S. stocks and foreign stocks. The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, with an emphasis on long-
term U.S. Treasury bonds, as well as mortgage-backed
securities. Because the LifeStrategy Funds hold only four or five underlying funds, they are classified as non-diversified.

Seeks to conserve capital and to provide moderate long-term          Adviser: Wellington
growth in capital and income by investing in dividend-paying,        Management Company, LLP
and, to a lesser extent, non-dividend-paying common stocks of established large- and medium-sized companies. In choosing
these companies, the Adviser seeks those that appear to be
undervalued but which have prospects to improve. The fund also invests in high quality intermediate- and long-term corporate bonds, with some exposure to U.S. Treasury, government agency and mortgage-backed bonds.

Seeks the highest possible total return consistent with the          Adviser: VALIC
preservation of capital through current income and capital gains     Sub-Adviser: AIG Global
on investments in intermediate- and long-term debt instruments       Investment Corp.
and other income-producing securities.

--------------------------------------------------------------------------------

   Variable Account Options                             Investment Objective                           Adviser and Sub-Adviser
   ------------------------                             --------------------                           -----------------------

* Core Bond Fund -- a series of Seeks the highest possible total return consistent with the          Adviser: VALIC
VALIC Company II                conservation of capital through investments in medium- to high-      Sub-Adviser: AIG Global
                                quality fixed income securities. These securities include            Investment Corp.
                                corporate debt securities, securities issued or guaranteed by the
                                U.S. government, mortgage-backed, or asset-backed securities.

Dreyfus BASIC U.S. Mortgage     Seeks as high a level of current income as is consistent with the    Adviser: The Dreyfus
Securities Fund                 preservation of capital. To pursue this goal, the fund normally      Corporation
                                invests in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

* Government Securities         Seeks high current income and protection of capital through          Adviser: VALIC
Fund -- a series of             investments in intermediate- and long-term U.S. government           Sub-Adviser: AIG Global
VALIC Company I                 and government-sponsored debt securities.                            Investment Corp.

* High Yield Bond Fund -- a     Seeks the highest possible total return and income consistent        Adviser: VALIC
series of VALIC Company II      with conservation of capital through investment in a diversified     Sub-Adviser: AIG Global
                                portfolio of high yielding, high risk fixed income securities. These Investment Corp.
                                securities include below-investment-grade junk bonds.

* International Government      Seeks high current income through investments primarily in           Adviser: VALIC
Bond Fund -- a series of VALIC  investment grade debt securities issued or guaranteed by foreign     Sub-Adviser: AIG Global
Company I                       governments. This fund is classified as "non-diversified" because    Investment Corp.
                                it expects to concentrate in certain foreign government
                                securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

* Money Market I Fund -- a      Seeks liquidity, protection of capital and current income through    Adviser: VALIC
series of VALIC Company I       investments in short-term money market instruments.                  Sub-Adviser: AIG SunAmerica
                                                                                                     Asset Management Corp.

* Money Market II Fund -- a     Seeks liquidity, protection of capital and current income through    Adviser: VALIC
series of VALIC Company II      investments in short-term money market instruments.                  Sub-Adviser: AIG SunAmerica
                                                                                                     Asset Management Corp.

* Strategic Bond Fund -- a      Seeks the highest possible total return and income consistent        Adviser: VALIC
series of VALIC Company II      with conservation of capital through investment in a diversified     Sub-Adviser: AIG Global
                                portfolio of income producing securities. The fund invests in a      Investment Corp.
                                broad range of fixed-income securities, including investment-
                                grade bonds, U.S. government and agency obligations,
                                mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.

Vanguard Long-Term              Seeks to provide a high level of current income and preserve         Adviser: Wellington
Corporate Fund                  investors' principal by investing in a variety of high quality and,  Management Company, LLP to a lesser extent, medium-quality fixed income securities, mainly long-term corporate bonds. The fund is expected to maintain a dollar-weighted average maturity between 15 and 25 years.

Vanguard Long-Term              Seeks to provide a high level of current income and preserve         Adviser: The Vanguard Group
Treasury Fund                   investors' principal by investing in long-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. The fund is expected to maintain a dollar-weighted average maturity between 15 and 30 years.

A detailed description of the investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.aigvalic.com.

Purchase Period
--------------------------------------------------------------------------------


The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which Portfolio Director was purchased.

Account Establishment

You may establish an account only through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to Us. The employer is responsible for furnishing instructions to Us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain Nonqualified contracts ("individual contracts").

The maximum single payment that may be applied to any account without prior Home Office approval is $1,000,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                       Initial Subsequent
                      Contract Type    Payment  Payment
                      -------------    ------- ----------
                      Periodic Payment $   30     $ 30
                      Single Payment.. $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days We will:

  . Accept the Application -- and issue a Contract. We will also establish your account and apply your Purchase Payment by crediting the amount, on the date We accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the Application -- and return the Purchase Payment; or

  . Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity Contract, We will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify. Once you provide Us with the requested information, We will establish your account and apply your Purchase Payment, on the date We accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If We receive Purchase Payments from your employer before We receive your completed application or enrollment form, We will not be able to establish a permanent account for you. If this occurs, We will take one of the following actions:

Return Purchase Payments. If We do not have your name, address or Social Security Number ("SSN"), We will return the Purchase Payment to your employer unless this information is immediately provided to Us; or

Employer-Directed Account. If We have your name, address and SSN and We have an Employer-Directed Account Agreement with your employer, generally We will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than a Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If We have your name, address and SSN, but We do not have an Employer-Directed Account Agreement with your employer, We will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, We may be required to reject a Purchase Payment. We may also be required to block a Contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain Nonqualified contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) are properly authorized and clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of

--------------------------------------------------------------------------------

the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received at Our Home Office by 4:00 p.m. Eastern time, the appropriate account(s) will be credited the business day of receipt. Purchase Payments in good order received at Our Home Office after 4:00 p.m. Eastern time will be credited the next business day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern time (see Calculation of Purchase Unit Value below for more information). Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of the Variable Account Options will fluctuate based on the performance of the Mutual Funds. Purchase Units may be shown as "Number of Shares" and the Purchase Unit values may be shown as "Share Price" on some account statements.

Calculation of Purchase Unit Value

The Purchase Unit value for a Division is calculated as shown below:

Step 1:  Calculate the gross investment rate:

              Gross Investment Rate
          =   (equals)
              The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
          /   (divided by)
              The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

Step 2:  Calculate net investment rate for any day as follows:

                    Net Investment Rate
                =   (equals)
                    Gross Investment Rate (calculated in Step 1)
                -   (minus)
                    Separate Account charges.

Step 3:  Determine Purchase Unit Value for that day.

              Purchase Unit Value for that day.
          =   (equals)
              Purchase Unit Value for immediate preceding day.
          X   (multiplied by)
              Net Investment Rate (as calculated in Step 2) plus 1.00.

For Purchase Unit Value calculation illustrations, see the Statement of Additional Information.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, We bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

              Value of Your Fixed Account Options*
          =   (equals)
              All Purchase Payments made to the Fixed Account Options
          +   (plus)
              Amounts transferred from Variable Account Options to the Fixed Account Options
          +   (plus)
              All interest earned
          -   (minus)
              Amounts transferred or withdrawn from Fixed Account
              Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

--------------------------------------------------------------------------------


Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units for a Variable Account Option, based upon that Variable Account Option's Purchase Unit Value. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal. To calculate the value of each Variable Account Option in your account during the Purchase Period, multiply the Current Purchase Unit Value by the Total Number of Purchase Units.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date We established your account, We may close the account and pay the Account Value (less any surrender charge) to you.
Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.
Transfers Between Investment Options
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit transfers and to restrict the method and manner of providing or communicating transfers or reallocation instructions. Your employer's plan may also limit your rights to transfer.

During the Purchase Period

During the Purchase Period, transfers may be made between Portfolio Director's Fixed Account Options and Variable Account Options. We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options at any time. We may, however, limit the number, frequency (minimum period of time between transfers) or amount of transfers you can make. The underlying Mutual Fund of any Variable Account Option may also impose similar limitations or restrictions on the transfers to or from such Fund and may refuse your transaction. Please refer to the current prospectus for each Fund to determine if additional limitations or restrictions apply.

--------------------------------------------------------------------------------


Transfers are also permitted from the Fixed Account Options subject to the following limitations:

Fixed Account Option           Value        Frequency                      Other Restrictions
--------------------           -----        ---------                      ------------------
Fixed Account Plus:       Up to 20% per    At any time If you transfer assets from Fixed Account Plus to another
                          Participant Year             investment option, any assets transferred back into Fixed
                                                       Account Plus within 90 days may receive a different rate of interest than your new Purchase Payments.(1)

                          100%             At any time If Account Value is less than or equal to $500

Short-Term Fixed Account: Up to 100%       At any time After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for
                                                       90 days.(2)

Multi-Year Option(3):     Up to 100%       At any time Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA
                                                       Band will require a minimum transfer amount, as described
                                                       in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

From time to time We may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

During the Payout Period

During the Payout Period, transfers may be made between Portfolio Director's investment options subject to the following limitations:

                                                                                                            Other
Account Option                                      % of Account Value                    Frequency      Restrictions
--------------                                      ------------------                    ---------      ------------
Variable:                                               Up to 100%                   Once every 365 days     None
Combination Fixed and Variable Payout: Up to 100% of money in variable option payout Once every 365 days     None
Fixed:                                                 Not permitted                         N/A             N/A

Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (AIG VALIC Online), using the self-service automated phone system (AIG VALIC by Phone), or in writing. We will send a confirmation of transactions within five days from the date of the transaction. It is your responsibility to verify the information shown and notify Us of any errors within 30 calendar days of the transaction.

Instructions for transfers or reallocations may be made via the internet as follows:

  .   Log on to www.aigvalic.com

  .   Click on "account access"

  .   Click "View Your Account" and log into AIG VALIC Online

  . Click OK : "You are about to view pages over a secure connection. Any information you exchange with this site cannot be viewed by anyone else on the Web"

  .   Enter your SSN and personal identification number (PIN)

  .   Select the desired account

  . Click either "Asset Transfer" (to transfer existing funds) or "Allocation Change" (to reallocate future contributions) under the "Transactions" menu

  .   Input the transaction request, then click "Continue"

--------------------------------------------------------------------------------


  . Review your transaction request for accuracy and then click "Continue" to submit to AIG VALIC

  .   Record transaction confirmation number

Instructions for transfers or reallocations may be made via an automated telephone system (AIG VALIC by Phone) as follows:

  .   Call 1-800-428-2542 and select the Natural Language option

  .   Say or enter your SSN and personal identification number (PIN)

  .   Select the desired account and speak "Transfers" or "Allocations" at menu

  . Follow the scripts to complete your transaction request and to submit to AIG VALIC

Instructions for transfer or reallocations may also be made as follows:

  .   Call 1-800-621-7792

  .   Say or enter your SSN and personal identification number (PIN)

  .   Select the desired account and speak "Transfers" or "Allocations" at menu

  . Follow the scripts to complete your transaction request and to submit to AIG VALIC

You may also send written instructions by completing a VALIC form for transfers or reallocations:

  .   Written instructions should be sent to VALIC's Home Office

  .   A VALIC financial change form is required

  . Written instructions are required if you are requesting a transfer to or from the Multi-Year Option

  . Written instructions are required if you have notified Us not to accept telephone instructions

We encourage you to make transfers or reallocations using AIG VALIC Online or AIG VALIC by Phone for most efficient processing.

Generally, no one may give AIG VALIC telephone instructions on your behalf without your written or recorded, verbal consent. An AIG VALIC financial advisor who has received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, We follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, We are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If We fail to follow Our procedures, We may be liable for any losses due to unauthorized or fraudulent instructions. Transfer instructions during the Payout Period cannot be given online or by telephone. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

  . The date of receipt, if received in Our Home Office before the close of regular trading of the Exchange on a day values are calculated. Normally, this will be 4:00 P.M. Eastern time; otherwise,

  .   The next date values are calculated.

Market Timing -- Frequent Transfers

The Contracts and their Variable Account Options are not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short-term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Mutual Fund. These market timing strategies are disruptive to the underlying Mutual Funds and are thereby potentially harmful to investors. If We determine, in Our sole discretion, that your transfer patterns among the Variable Account Options reflect a market timing strategy, We reserve the right to take action to protect the other investors. Such action may include, but would not be limited to, restricting the frequency of or method for requesting transfers among the Variable Account Options, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

Regardless of the number of transfers you have made, We will monitor and may terminate or restrict your transfer privileges, after We notify you of the restriction in writing, if We determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners.

Fees and Charges
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to six basic types of fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Fund Annual Expense Charge

  .   Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section.

Account Maintenance Charge

During the Purchase Period, an account maintenance charge of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. If you are invested only in Fixed Account Options during a calendar quarter, this charge will not apply.

The account maintenance charge is to reimburse the Company for Our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees We receive will be greater than Our expenses.

The amount of the account maintenance charge may be reduced or waived if Portfolio Director is issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below. If you have two or more accounts established under the same group contract, We may agree to deduct an account maintenance charge from only one account.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge may not be greater than:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

--------------------------------------------------------------------------------


  .   If you have become totally and permanently disabled, defined as follows:
      You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another AIG VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

The surrender charge may also be reduced or waived if Portfolio Director is issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Premium Tax Charge

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from 0% to 3 1/2%. If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, We will, of course, comply. Otherwise, such tax will be deducted from the Account Value when annuity payments are to begin.

If We deduct an amount for premium taxes, but later find the tax was not due, We will adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date We determined the tax was not due; and apply the excess amount, as adjusted, to increase the Account Value.

Separate Account Charges

The Separate Account charges for each Variable Investment Option are shown in the Fee Table of this prospectus. The charges range from 0.35% to 0.85% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your life, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. The Company may make a profit on the Separate Account charges.

The Separate Account charges may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Fund Annual Expense Charges

Investment management fees are usually based on a percentage of each Mutual Fund's average daily net assets and are payable by a Fund to its investment adviser. These fees and other Fund expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

Other Tax Charges

We reserve the right to charge for certain taxes (in addition to premium taxes) that We may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account
Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if We determine that your retirement program will allow Us to reduce or eliminate administrative or sales expenses that We usually incur for retirement programs. There are a number of factors We will review in determining whether your retirement program will allow Us to reduce or eliminate these administrative or sales expenses:

  .   The type of retirement program.

      Certain types of retirement programs, because of their stability, can result in lower administrative costs.

  .   The nature of your retirement program.

      Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

--------------------------------------------------------------------------------


  . Other factors of which We are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether We can reduce or waive account maintenance charges:

  .   The frequency of Purchase Payments for your retirement program.

      Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether We can reduce or waive surrender charges:

  .   The size of your retirement program.

      A retirement program that involves a larger group of employees may allow Us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program.

      Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether We can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person. Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses or credits certain Divisions a portion of the Company's Separate Account charges, as shown in the Fee Tables earlier in this prospectus. Such crediting arrangements are, however, voluntary, and may be changed by the Company at any time.

Market Value Adjustment (MVA)

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% Free Withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

Payout Period
--------------------------------------------------------------------------------


The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of Payout Option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain Nonqualified contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts, determined by the birthday nearest to the date the annuity is to begin.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Variable Payout

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payments will be less than your first payment.

Combination Fixed and Variable Payout

With a Combination Fixed and Variable Payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed Payout (payment is fixed and guaranteed).

Payout Date

The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month. A request to start payments must be received in Our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the end of the month preceding the Payout Date. Generally, for qualified contracts, the Payout Date may be when you attain age 59 1/2 or separate from service, but must be no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire, if later. For Nonqualified contracts, the Payout Date may be any time prior to your 85th birthday, and may not be later than age 85 without VALIC's consent. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs"), or IRAs, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if the Annuitant died prior to the date of the second payment, two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon

--------------------------------------------------------------------------------

   the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Enhancements to Payout Options

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your payment period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Your Payment Option should be selected and sent to Our Home Office by at least the fifteenth (15th) day of the month before your Payout Date. Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, We reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the Contract or plan.

For more information about Payout Options or enhancements of those Payout Options available under the Contract, see the Statement of Additional Information.
Surrender of Account Value
--------------------------------------------------------------------------------

When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age
59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until We receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to Our Home Office. We will mail the Surrender Value to you within 7 calendar days after We receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form. For example, a loan termination or loan payoff must be processed prior to surrendering an account. If you are not 100% vested, forfeited dollars must be removed prior to the Surrender transaction. Additionally, if your Plan Administrator must approve a request for Surrender, the request will not be considered in good order until the Plan Administrator approval is received. The above examples may not be all-inclusive, but are illustrations of processes that must be completed before a request is considered to be in good order.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed in accordance with the procedures above.

--------------------------------------------------------------------------------

Amount That May Be Surrendered

The amount that may be surrendered at any time can be determined as follows:

                      Allowed  = (equals)   Your Account
                     Surrender                Value(1)
                       Value                 - (minus)
                                           Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in Our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by Us.

Surrender Restrictions

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

            The amount surrendered    /       Your Purchase Units
               from the Variable   (divided next computed after the
                 Account Option      by)      written request for
                   + (plus)                 surrender is received at
             Any Surrender Charge               Our Home Office

The Surrender Value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract. There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you;

  .   Payment over a stated period of time, but not less than five years;

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, unless allowed by the IRS, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

--------------------------------------------------------------------------------


Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the IRS.
Exchange Privilege
--------------------------------------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at Our option, waive any transfer restrictions for a stated period of time. If We waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, We will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, We will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

--------------------------------------------------------------------------------


  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ181, SPQ181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions. If you want a copy of any of these prospectuses or Statements of Additional Information, please contact Us at 1-800-428-2542 (option 3).

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable investment options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Agents' and Managers' Retirement Plan Exchange Offer

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance charges. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance charges imposed under Portfolio Director. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options from which to choose. As to the funding vehicle for their Purchase Payment plan, the participant may choose to:

  .   Remain in the SA-1 Contract and Independence Plus Contract.

  . Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or

  . Transfer all current assets and future Purchase Payments to Portfolio Director.

If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio

--------------------------------------------------------------------------------

Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director.

Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.
Death Benefits
--------------------------------------------------------------------------------

Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid is discussed below.
The death benefit provisions in Portfolio Director may vary from state to state.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your Beneficiary may contact your financial advisor with any questions about required documentation and paperwork.

Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with IRC section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A Spousal beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal beneficiary participates;

In the case of a Nonqualified contract,

  .   May continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments certain; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a Nonqualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event

--------------------------------------------------------------------------------

of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Beneficiary if there is no contingent owner or to the Contract Owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS.

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period:
Interest Guaranteed Death Benefit and Standard Death Benefit.

Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

              Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments invested in Fixed Account
              Option
          -   (minus)
              Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

              Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
              100% of Purchase Payments (to Fixed and/or Variable
              Account Options)
          -   (minus)
              Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

During the Payout Period

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefit will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director are described in the "Payout Period" section of this prospectus.

  . If the Life Only Option or Joint and Survivor Life Option was chosen, there will be no death benefit.

  . If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

--------------------------------------------------------------------------------


       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

       3. Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.
Investment Performance of Separate Account Divisions
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. For more information on how performance is calculated and historical performance information, see the Statement of Additional Information.

Some of the Divisions (and Mutual Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Portfolio Director was first available to you. We may advertise investment performance since the inception of the Mutual Funds. We will use the charges and fees imposed by Portfolio Director, when applicable, in calculating the Division's investment performance.
Other Contract Features
--------------------------------------------------------------------------------

Changes That May Not Be Made

The following terms in Portfolio Director may not be changed once your account has been established:

  .   The Contract Owner (except for an individual Nonqualified contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a Nonqualified contract where the Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Contingent Owner

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner may cancel an individual Contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law.

We Reserve Certain Rights

We reserve the right to:

  .   Amend the Contract for Variable Account Option Changes;

  .   Amend the Contract to comply with tax or other laws;

  . Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  . Operate VALIC Separate Account A as a management investment company under applicable securities laws, in consideration of an investment management fee or in any other form permitted by law;

  . Deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required;

--------------------------------------------------------------------------------


  .   Stop accepting new Participants under a group Contract.

Variable Account Option Changes

We may amend your Contract to match changes to the Variable Account Options offered under your Contract. For example, We may establish new funds, delete funds, stop accepting allocations and/or investments in a particular fund. We may move assets and re-direct future premium allocations from one fund to another if We receive shareholder approval through a proxy vote or SEC approval for a fund substitution. This would occur if a fund is no longer an appropriate investment for the Contract, for reasons such as failure to meet compliance standards, continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Account Option offered may have different fees and expenses compared to the previous Option. You will be notified of any proxies or substitutions that affect your Variable Account Option choices.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee for the loans and to limit the number of outstanding loans.


Voting Rights
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to Us as to how VALIC Separate Account A should vote its Mutual Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholder meeting is held. For more information about these shareholder meetings and when they may be held, you should read the Funds' prospectuses.

Who May Give Voting Instructions

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director was issued in connection with a Nonqualified unfunded deferred compensation plan.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

The Funds that comprise the Variable Account Options in Portfolio Director may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, We may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters
--------------------------------------------------------------------------------

Portfolio Director provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code of 1986, as amended ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation.

Type of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a Nonqualified contract. Portfolio Director is used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-
       exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including plans of self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs;

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available for a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The provisions of EGTRRA will terminate on December 31, 2010, unless Congress enacts legislation to extend the provisions or to make them permanent.

In addition, Portfolio Director is also available through "Nonqualified contracts." Such Nonqualified contracts generally include unfunded, Nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under Portfolio Director can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Nonqualified contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986, the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Nonqualified contracts.

--------------------------------------------------------------------------------

Distributions are taxed differently depending on the program through which Portfolio Director is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a qualified contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if purchase payments under the Contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, Section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Nonqualified contracts that are not owned by natural persons (except for trusts as agent for an individual) will be taxed currently to the Owner and such contracts will not be treated as annuities for federal income tax purposes.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:
  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A Nonqualified contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.



 LOGO

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a Nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($138.89 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 27% tax rate and an 8% annual rate of return. Variable options incur Separate Account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

--------------------------------------------------------------------------------


Unlike taxable accounts, contributions made to tax-favored retirement programs and Nonqualified contracts generally provide tax-deferred treatment on earnings. In addition, contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 27% Federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 5.76% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                Tax-Favored
                                                Retirement  Taxable
                                                  Program   Account
                                                ----------- -------
            Annual amount available for savings
              before federal taxes.............   $2,500    $2,500
            Current federal income tax due on
              Purchase Payments................        0    $ (675)
            Net retirement plan
              Purchase Payments................   $2,500    $1,825

This chart assumes a 27% federal income tax rate. The $675 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,825 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,825 while the contribution to a taxable account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                               Page
                                                               ----
            General Information...............................   3
            Marketing Information.............................   3
            Endorsements and Published Ratings................   3
            Types of Variable Annuity Contracts...............   4
            Federal Tax Matters...............................   4
            Economic Growth and Tax Relief Reconciliation Act
              of 2001.........................................   5
            Tax Consequences of Purchase Payments.............   5
            Tax Consequences of Distributions.................   7
            Special Tax Consequences -- Early Distribution....   9
            Special Tax Consequences -- Required Distributions  10
            Tax Free Rollovers, Transfers and Exchanges.......  11
            Exchange Privilege................................  12
            Exchanges From Independence Plus Contracts........  12
            Exchanges From V-Plan Contracts...................  13
            Exchanges From SA-1 and SA-2 Contracts............  14
            Exchanges From Impact Contracts...................  15
            Exchanges From Compounder Contracts...............  16
            Information Which May Be Applicable To
              Any Exchange....................................  17

                                                                Page
                                                                ----
            Calculation of Surrender Charge....................  17
            Illustration of Surrender Charge on Total Surrender  17
            Illustration of Surrender Charge on a 10% Partial
              Surrender Followed by a Full Surrender...........  18
            Purchase Unit Value................................  18
            Illustration of Calculation of Purchase Unit Value.  18
            Illustration of Purchase of Purchase Units.........  18
            Performance Calculations...........................  19
            Performance Information............................  21
            Payout Payments....................................  48
            Assumed Investment Rate............................  48
            Amount of Payout Payments..........................  48
            Payout Unit Value..................................  49
            Illustration of Calculation of Payout Unit Value...  49
            Illustration of Payout Payments....................  49
            Distribution of Variable Annuity Contracts.........  49
            Experts............................................  50
            Comments on Financial Statements...................  50

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                        UNITS OF INTEREST UNDER GROUP AND
                 INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS
                           PORTFOLIO DIRECTOR(R) PLUS
                              PORTFOLIO DIRECTOR 2
                               PORTFOLIO DIRECTOR

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                 FORM N-4 PART B


                                   May 1, 2003



This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this SAI) dated May 1, 2003 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing The Variable Annuity Life Insurance Company (the "Company"), at 2929 Allen Parkway, Houston, Texas 77019; 1-800-44-VALIC. Prospectuses are also available on the internet at www.aigvalic.com.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
General Information......................................................     3
   Marketing Information.................................................     3
   Endorsements and Published Ratings....................................     3
Types of Variable Annuity Contracts......................................     4
Federal Tax Matters......................................................     4
   Economic Growth and Tax Relief Reconciliation Act of 2001.............     5
   Tax Consequences of Purchase Payments.................................     5
   Tax Consequences of Distributions.....................................     7
   Special Tax Consequences -- Early Distribution........................     9
   Special Tax Consequences -- Required Distributions....................    10
   Tax Free Rollovers, Transfers and Exchanges...........................    11
Exchange Privilege.......................................................    12
   Exchanges From Independence Plus Contracts............................    12
   Exchanges From V-Plan Contracts.......................................    13
   Exchanges From SA-1 and SA-2 Contracts................................    14
   Exchanges From Impact Contracts.......................................    15
   Exchanges From Compounder Contracts...................................    16
   Information Which May Be Applicable To Any Exchange...................    17
Calculation of Surrender Charge..........................................    17
   Illustration of Surrender Charge on Total Surrender...................    17
   Illustration of Surrender Charge on a 10% Partial Surrender
      Followed by a Full Surrender.......................................    18
Purchase Unit Value......................................................    18
   Illustration of Calculation of Purchase Unit Value....................    18
   Illustration of Purchase of Purchase Units............................    18
Performance Calculations.................................................    19
Performance Information..................................................    21
Payout Payments..........................................................    48
   Assumed Investment Rate...............................................    48
   Amount of Payout Payments.............................................    48
   Payout Unit Value.....................................................    49
   Illustration of Calculation of Payout Unit Value......................    49
   Illustration of Payout Payments.......................................    49
Distribution of Variable Annuity Contracts...............................    49
Experts..................................................................    50
Comments on Financial Statements.........................................    50

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

Marketing Information

     The Company has targeted organizations in specific market sectors as the central focus of its marketing efforts for its Contracts. Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private, primary and secondary schools, colleges and universities; healthcare organizations; state and local governments and other organizations.

     The Company, in its marketing efforts to each of the market segments may, from time to time, design sales literature and material specifically for its particular market segments. The sales literature and material may address specifically the group's contract and retirement plan.

     The Company may, from time to time, refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize-winning economist Harry Markowitz.

     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into categories based on their personal risk tolerance and will quote various industry experts on which types of investments are best suited to each of the risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Inc. ("Lipper") Laffer-Cantos, Inc., The Variable Annuity Research & Data Services ("VARDS") Report, Wilson Associates, Morningstar, Inc. ("Morningstar") and any other expert that has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes and different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds vs. actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.

     The Company may refer to the products of various investment advisers and sub-advisers referenced in the prospectus. The Company may mention assets under management and other facts specific to each adviser.

Endorsements and Published Ratings

     From time to time, in advertisements or in reports to Contract Owners, the Company may refer to its endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties that recommend the Company or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time. The Company may also refer to the term "preferred provider" with the group's consent.

     Also from time to time, the rating of the Company as an insurance company by A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F. An A++ rating means, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

    In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D.

     Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from Aaa to C.


     The Company may additionally refer to its Fitch's rating. A Fitch's rating is an assessment of a company's insurance claims paying ability. Fitch's ratings range from AAA to CCC.


     Ratings relate to the claims paying ability of the Company's General Account and not the investment characteristics of the Separate Account.

     The Company may from time to time, refer to Lipper, Morningstar and CDA/Wiesenberger Investment Companies ("CDA/Wiesenberger") when discussing the performance of its Divisions. Lipper, Morningstar and

CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States.

     Additionally, the Company may compare the performance of the Divisions to appropriate categories published by Lipper and Morningstar.


     Finally, the Company may utilize, as a comparative measure, the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.


--------------------------------------------------------------------------------
                       TYPES OF VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

     Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this Statement of Additional Information relates.

     Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

     The Contracts are non-participating and will not share in any of the profits of the Company.

--------------------------------------------------------------------------------
                               FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances.

     This Section summarizes the major tax consequences of contributions, payments, and withdrawals under Portfolio Director, during life and at death.


     It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended ("Code" or IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.


     In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

     It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.


     For Non-Qualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons pursuant to the meaning of
Section 72 of the Code. Investment earnings on contributions to Non-Qualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts as agents for an individual).


Economic Growth and Tax Relief Reconciliation Act of 2001


     For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increases the amount of allowable contributions to and expands the range of eligible tax-free rollover distributions that may be made among Qualified Contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, the laws of some states do not recognize all of the benefits of EGTRRA for purposes of applying state income tax laws.


Tax Consequences of Purchase Payments

     403(b) Annuities. Purchase Payments made by Section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.


     Your voluntary salary reduction contributions are generally limited to $12,000 ($9,500 before 1998; $10,000 in 1998 and 1999; $10,500 in 2000 and 2001;
$11,000 in 2002), although additional, "catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to $40,000, effective in 2002, or up to 100% of salary. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.



     401(a) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee generally are made on an after-tax basis, unless eligible for pre-tax treatment by reason of Code Sections 401(k) or 414(h).


     408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $3,000 or 100% of compensation ($3,500 if you are over 50), and generally fully deductible only by individuals who:

(i) are not active participants in another retirement plan, and are not married;

(ii) are not active participants in another retirement plan, are married, and either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000.


(iii)are active participants in another retirement plan, are unmarried, and have adjusted gross income of $40,000 or less ($34,000 for 2002; $32,000 for 2001 and 2000; $31,000 for 1999, $30,000 for 1998, $25,000 or less prior to
     1998); or



(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $60,000 or less ($54,000 for 2002; $52,000 for 2001 and 2000; $51,000 for 1999, $50,000 for 1998, $40,000 or less prior to
     1998; adjusted upward for inflation after 1998).



     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $6,000 or 100% of the working spouse's earned income, and no more than $3,000 may be contributed to either spouse's IRA for any year. The $6,000 limit increases to $7,000 if each spouse is age 50 or older ($500 each).


     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:


(i) the lesser of $3,000 ($3,500 if you are age 50 or older; $6,000 for you and your spouse's IRAs, or $7,000 if you are both age 50 or older) or 100% of compensation, over


(ii) your applicable IRA deduction limit.

     You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.


     408A Roth Individual Retirement Annuities ("408A Roth IRAs" or "Roth IRAs"). Annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $3,000 or 100% of compensation ($3,500 if you are age 50 or older), and a full contribution may be made only by individuals who:


(i) are unmarried and have adjusted gross income of $95,000 or less; or

(ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.

     The available nondeductible 408A "Roth" IRA contribution is reduced proportionately to zero where modified AGI is between $150,000 and $160,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $160,000. Similarly, the contribution is reduced for those who are single with modified AGI between $95,000 and $110,000, with no contribution for singles with modified AGI over $110,000. Similarly, individuals who are married and filing separately and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.


     All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A "Roth" IRAs must be aggregated for purposes of the annual contribution limit.



     457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to a select group of management or highly compensated employees and/or independent contractors.



     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. If the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $12,000 ($8,500 for 2001, $11,000 for 2002) or 100%
of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age and age-based catch-up deferrals up to $1,000 are also permitted 4 years over age 50 or older.



     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). ). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.



     Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. The employer may contribute up to 25% of your compensation or $40,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.



     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 was $10,500, $11,000 in 2002, and $12,000 for 2003. This limit increases $1,000 each year until it reaches $15,000 in 2006 and is then indexed and may be increased in future years in $500 increments. Such plans if established by December 31, 1996, may still allow employees to make these contributions.



     SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. Employee salary reduction contributions cannot exceed $8,000 ($7,000 in 2002, $6,500 in 2001 and $6,000 before 2001) in any year. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.



     Non-Qualified Contracts. Purchase Payments made under Non-Qualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit Value of a Non-Qualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, (except for trusts as agent for an individual) however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts.


     Unfunded Deferred Compensation Plans. Private taxable employers may establish unfunded, non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

     An unfunded, deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

Tax Consequences of Distributions

     403(b) Annuities. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

(1)  attainment of age 59 1/2;

(2)  separation from service;

(3)  death;

(4)  disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).


     Similar restrictions will apply to all amounts transferred from a Code
Section 403(b)(7) custodial account other than rollover contributions.

     Distributions are taxed as ordinary income to the recipient in accordance with Code Section 72.



     401(a) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986.


     408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers or conversions completed in 1998 were generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.


     408A Roth IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A "Roth" IRA. Qualified distributions may be subject to state income tax in some states. Non-Qualified distributions are generally taxable to the extent that the distribution exceeds purchase payments.



     457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.


     Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

     Non-Qualified Contracts. Partial redemptions from a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a Non-Qualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.


     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.


Special Tax Consequences -- Early Distribution

     403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

(1)  death;

(2)  disability;

(3) separation from service after a participant reaches age 55 (only applies to 403(b), 401(a), 403(a));


(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that last the later of 5 years or until the participant attains age 59 1/2, and


(5) distributions that do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.

Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 25% penalty, rather than a 10% penalty.

Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

(1) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer; and

(2) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

(3) distributions to cover certain medical care or long term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

     408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to an additional 10% penalty tax if within five years of the rollover/conversion.


     457 Plans. Distributions generally may be made under an EDCP prior to separation from service only for unforeseeable emergencies, or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

     Non-Qualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is:

(1)  to a Beneficiary on or after the Contract Owner's death;

(2)  upon the Contract Owner's disability;


(3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;


(4)  made under an immediate annuity contract, or

(5)  allocable to Purchase Payments made before August 14, 1982.

Special Tax Consequences -- Required Distributions


     403(b) Annuities. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under a uniform table reflecting the joint life expectancy of the participant and a beneficiary 10 years younger than the participant, or if the Participant's spouse is the sole beneficiary and is more than 10 years younger than the participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.


     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:


(i)  must begin to be paid when the Participant attains age 75; and


(ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

     The 50% rule will not apply if a Participant's spouse is the joint annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of
Section 403(b)(10).


     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the oldest designated beneficiary's life expectancy.


     A participant generally may aggregate his or her 403(b) contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the plan, contract, or account otherwise provides.

     401(a) and 403(a) Qualified Plans. Minimum distribution requirements for Qualified Plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

     408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

(1)  there is no exception for pre-1987 amounts; and

(2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

     A participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

     408A "Roth" IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the owner's lifetime, but generally do apply at the owner's death.


     A beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.



     457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.



     Non-Qualified Contracts. Non-Qualified Contracts do not require commencement of distributions at any particular time during the Owner's lifetime, and generally do not limit the duration of annuity payments.



     At the Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Owner is not a natural person, if the Annuitant dies or is changed.


Tax-Free Rollovers, Transfers and Exchanges

     Please see the EGTRRA information above.


     403(b) Annuities. Tax-free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs 401(a)/403(a) Qualified plans and governmental EDCPs, are permitted under certain circumstances.



     401(a) and 403(a) Qualified Plans. The taxable portion of certain distributions may be rolled over tax free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP.



     408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a) or 403(a) Qualified Plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any twelve-month period.


     408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A Roth IRA by individuals who:

(i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

(ii) are not married filing separately.

     Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A "Roth" IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

     408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.


     457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/403(a) Qualified Plans, or 408(b) IRAs are permitted under certain circumstances.


     Non-Qualified Contracts. Certain of the Non-Qualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity contract for another is a tax-free transaction under Section 1035, provided that the requirements of that Section are satisfied. However, the exchange is reportable to the IRS.

--------------------------------------------------------------------------------
                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

     In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director. These other contracts are listed in the prospectus. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director is provided below.

Exchanges From Independence Plus Contracts
(UIT-585 and UITG-585)


     Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender (or total surrender if there has been no prior partial surrender), to the extend it does not exceed 10% of the Account Value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director.


     Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the Variable Subaccounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus). To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. Under Independence Plus Contracts ten Divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company I. The ten mutual funds are managed by the Company for advisory fees at annual rates ranging from 0.26% to 0.50% of each respective portfolio's average daily net assets. In addition, two fixed investment options are available. Under Portfolio Director, 65 Divisions of VALIC Separate Account A are available, 22 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II, and 28 of which invest in other mutual fund portfolios. These mutual fund portfolios are managed by the Company or other investment managers for advisory fees at annual rates ranging from 0.00% to 1.50% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.

     Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years. Portfolio Director permits annuity payments for a designated period between of 5 and 30 years. Independence Plus Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From V-Plan Contracts
(IFA-582 and GFA-582)


     Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender, to the extent it does not exceed 10% of the account value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-participant has maintained the account for a period of five years and has attained age 59 1/2. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.


     If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director.

     Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.

     Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director does not provide for commutation. V-Plan Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From SA-1 and SA-2 Contracts
(GUP-64, GUP-74, GTS-VA)

     Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director ("Exchanged Amount"). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or

Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. Under SA-1 and SA-2 Contracts only one Division of VALIC Separate Account A is available as a variable investment alternative. This Division invests in a portfolio of VALIC Company I, the Stock Index Fund. This portfolio is managed by the Company for advisory fees at an annual rate of .26% of the portfolio's average daily net assets. Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. The maximum expense ratio for the GUP and GTS VA Contracts is 1.4157% and 0.6966%, respectively. (See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director, 65 Divisions of VALIC Separate Account A are available, 22 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II and 28 of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from 0.00% to 1.50% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.

     Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and Portfolio Director, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From Impact Contracts
(UIT-981)


     Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. However, in any Participant Year, the first withdrawal of up to 10% of the account value will not be subject to a surrender charge. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director also has other provisions where surrender charges are not imposed. (See "Exceptions to Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen- year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into Portfolio Director which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director.


     Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. Under the Impact Contract five Divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company I. The five mutual funds are managed by the Company for advisory fees at annual rates ranging from 0.26% to 0.50% of each respective portfolio's average daily net assets. Under Portfolio Director, 65 Divisions of VALIC Separate Account

A are available, 22 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II and 28 of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees at annual rates ranging from 0.00% to 1.50% of each portfolio's or mutual fund's average daily net assets. Three fixed investment options are also available.

     Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. Impact Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

Exchanges From Compounder Contracts
(C-1-75 AND IFA-78)

     Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director. Purchase Payments made to Portfolio Director, however, would be subject to the surrender charge under Portfolio Director. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in this prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. There are no variable investment alternatives provided under Compounder Contracts.

     Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director allows Payout Payments be made on a fixed or variable basis, or both. One option under Portfolio Director provides for a designated period of 5 and 30 years. Unlike Portfolio Director, the Compounder Contracts contain no "betterment of rates" provision.

Information Which May Be Applicable To Any Exchange

     Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director are set forth therein, and copies may be obtained from the Company.

     To satisfy a federal tax law requirement, non-spouse beneficiaries under Portfolio Director generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.

     Under certain deferred annuity contracts issued before October 21, 1979, upon the death of the owner the entire value of the contract as of the date of death may be received income tax free by the beneficiary. This will not apply to contracts that have been exchanged on or after October 21, 1979.

--------------------------------------------------------------------------------
                         CALCULATION OF SURRENDER CHARGE
--------------------------------------------------------------------------------

The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

               Illustration of Surrender Charge on Total Surrender

     Example 1.
                               Transaction History

     Date                                        Transaction              Amount
     ----                             --------------------------------   -------
     10/1/94.......................   Purchase Payment                   $10,000
     10/1/95.......................   Purchase Payment                     5,000
     10/1/96.......................   Purchase Payment                    15,000
     10/1/97.......................   Purchase Payment                     2,000
     10/1/98.......................   Purchase Payment                     3,000
     10/1/99.......................   Purchase Payment                     4,000
     12/31/99......................   Total Purchase Payments (Assumes
                                         Account Value is $50,000)        39,000

     Surrender Charge is lesser of (a) or (b):

a.   Surrender Charge calculated on 60 months of Purchase Payments

1.   Surrender Charge against Purchase Payment of 10/1/94...............  $    0
2.   Surrender Charge against Purchase Payment of 10/1/95...............  $  250
3.   Surrender Charge against Purchase Payment of 10/1/96...............  $  750
4.   Surrender Charge against Purchase Payment of 10/1/97...............  $  100
5.   Surrender Charge against Purchase Payment of 10/1/98...............  $  150
6.   Surrender Charge against Purchase Payment of 10/1/99...............  $  200
Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 + 5 + 6).....  $1,450

b. Surrender Charge calculated on the excess over 10% of the Account Value at the time of surrender:

Account Value at time of surrender                    $ 50,000
Less 10% not subject to Surrender Charge                -5,000
                                                      --------
Subject to Surrender Charge                             45,000
                                                       x   .05
                                                      --------
Surrender Charge based on Account Value               $  2,250.........   $2,250
c.     Surrender Charge is the lesser of a or b........................   $1,450

 Illustration of Surrender Charge on a 10% Partial Surrender Followed by a Full
                                    Surrender

     Example 2.

                Transaction History (Assumes No Interest Earned)

     Date                                       Transaction              Amount
     ----                             --------------------------------   -------
     10/1/94.......................   Purchase Payment                   $10,000
     10/1/95.......................   Purchase Payment                     5,000
     10/1/96.......................   Purchase Payment                    15,000
     10/1/97.......................   Purchase Payment                     2,000
     10/1/98.......................   Purchase Payment                     3,000
     10/1/99.......................   Purchase Payment                     4,000
     12/31/99......................   10% Partial Surrender (Assumes       3,900
                                         Account Value is $39,000)
     2/1/00........................   Full Surrender                      35,100

     a. Since this is the first partial surrender in this participant year, calculate the excess over 10% of the value of the Purchase Units 10% of $39,000 = $3,900 [no charge on this 10% withdrawal]
     b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 - $3,900 = $35,100
     c. The Surrender Charge calculated on the Account Value withdrawn $35,100 x .05 = $1,755
     d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 x (0.05) = $1,450.

--------------------------------------------------------------------------------
                               PURCHASE UNIT VALUE
--------------------------------------------------------------------------------

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

               Illustration of Calculation of Purchase Unit Value

     Example 3.


     1.   Purchase Unit value, beginning of period..............................   $ 1.800000
     2.   Value of Fund share, beginning of period..............................   $21.200000
     3.   Change in value of Fund share.........................................   $  .500000
     4.   Gross investment return (3)/(2).......................................      .023585
     5.   Daily separate account fee*...........................................      .000027

     *Fee of 1% per  annum used for illustrative purposes.                            .023558

     6.   Net investment return (4)-(5).........................................
     7.   Net investment factor 1.000000+(6)....................................     1.023558
     8.   Purchase Unit value, end of period (1)x(7)............................   $ 1.842404

   Illustration of Purchase of Purchase Units (Assuming No State Premium Tax)

     Example 4.

     1.   First Periodic Purchase Payment.......................................   $   100.00
     2.   Purchase Unit value on effective date of purchase (see Example 3).....   $ 1.800000
     3.   Number of Purchase Units purchased (1)/(2)............................       55.556
     4.   Purchase Unit value for valuation date following purchase
             (see Example 3)....................................................   $ 1.842404
     5.   Value of Purchase Units in account for valuation date following
             purchase (3)x(4)...................................................   $   102.36

--------------------------------------------------------------------------------
                            PERFORMANCE CALCULATIONS*
--------------------------------------------------------------------------------

                               Money Market Yields

      Calculation of Current Yield for VALIC Company I Money Market I Fund,
                                  Division Six


                           7-Day Current Yield: -0.14%


     Calculation of Current Yield for VALIC Company II Money Market II Fund,
                                   Division 44


                           7-Day Current Yield: 0.11%


   Illustration of Calculation of Current Yield for the Money Market Divisions

     Example 5.


     The current yield quotation above is based on the seven days ended December 31, 2002 ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.


----------
* For different series of Portfolio Director which may have lower charges in the Purchase Period the amount of the current yield, the effective yield or the standardized yield, for the respective Division will be higher.

        Calculation of Effective Yield for VALIC Company I Money Market I
                                Fund Division Six


                          7-Day Effective Yield: -0.14%


       Calculation of Effective Yield for VALIC Company II Money Market II
                                Fund Division 44


                          7-Day Effective Yield: 0.11%


  Illustration of Calculation of Effective Yield for the Money Market Divisions

     Example 6.


     The effective yield quotation above is based on the seven days ended December 31, 2002 ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) /365/7/]-1

                   Standardized Yield for Bond Fund Divisions

            Calculation of Standardized Yield for Bond Fund Divisions


                                     Div. 7   Div. 8   Div. 13   Div. 22   Div. 23   Div. 58   Div. 59   Div. 60   Div. 71
                                     ------   ------   -------   -------   -------   -------   -------   -------   -------
Standardized Yield................    2.80%    2.45%    3.32%     4.63%     3.52%     2.99%     6.99%     12.44%    2.45%

    Illustration of Calculation of Standardized Yield for Bond Fund Divisions

     Example 7.

     The standardized yield quotation based on a 30-day period ended December 31, 2002 is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


                          YIELD = 2 [( a - b + 1)/6/ - 1]
                                     -------
                                       cd

Where:

          a = net investment income earned during the period by the Fund attributable to shares owned by the Division

          b =  expenses accrued for the period (net of reimbursements)

          c = the average daily number of Purchase Units outstanding during the period

          d = the maximum offering price per Purchase Unit on the last day of the period

     Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   Calculation of Average Annual Total Return


     Average Annual Total Return quotations for the 1, 5, and 10 year periods ended December 31, 2002, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of over the 1, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                 P (1+T)/n/ = ERV

     Where:

             P   =  a hypothetical initial Purchase Payment of $1,000
             T   =  average annual total return
             n   =  number of years
             ERV =  redeemable value at the end of the 1, 5 or 10 year periods of a hypothetical $1,000 Purchase Payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof)

     The Company may advertise standardized average annual total return which, includes the surrender charge of up to 5% of Gross Purchase Payments received during the most recent 60 months as well as non-standardized average annual total returns which does not include a surrender charge or maintenance fee.

     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

                            Calculation of MVA Option

     The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

     The market value adjustment is determined by the formula below, using the following factors:

     . A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

     . B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

     . N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

     . The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

     The market value adjustment will equal:

     The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

                          [(1+A)/(1+B+0.005)]/(N/12)/-1

     The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

     Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     Average Annual Total Return, Cumulative Return, and Annual and Cumulative Change in Purchase Unit Value Tables


     The tables below present performance information for each of the VALIC Separate Account A Divisions available for this Contract. These performance results are not an estimate or guarantee of future investment performance and do not represent the actual experience of amounts invested by a particular participant. The performance figures in the Tables do not take into account the Separate Account Reimbursement or credits made by the Company directly to those Divisions. If such reimbursements or credits were included, the performance figures for those Divisions would be higher. The tables present performance based on standard Separate Account charges. Some series of the Contracts may have reduced fees and charges as discussed in the Prospectus "Fees and Charges" section. If the effect of the reduced fees and charges were included, the performance figures shown would be higher.


     The Mid Cap Index Fund Division commenced operations on October 13, 1982 as the Capital Accumulation Fund. Effective October 1, 1991, the Fund underlying the Mid Cap Index Division changed its name from the Capital Accumulation Fund to the Mid Cap Index Fund and amended its investment objective, investment program and investment restrictions accordingly.

     The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

     Effective May 1, 2000, the Templeton Asset Allocation Fund (previously offered under the Contract) merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. Also effective with this merger, the Templeton Asset Allocation Fund Division 19 was renamed the Templeton Asset Strategy Fund Division 19. Accordingly, the performance figures for the Division through December 31, 1999 reflect the actual historical performance of the Templeton Asset Allocation Fund Division 19.

     The Dreyfus Basic GNMA Fund changed its name to the Dreyfus BASIC U.S. Mortgage Securities Fund effective May 1, 2002.


     The INVESCO Blue Chip Growth Fund changed its name to the INVESCO Growth Fund effective October 1, 2001.


     The MAS Mid Cap Growth Portfolio changed its name to the Morgan Stanley Institutional Fund Trust ("MSIF Trust") Mid Cap Growth Portfolio, effective August 1, 2001.

     The Templeton Asset Strategy Fund changed its name to the Templeton Global Asset Allocation Fund, effective May 1, 2002.

     The Warburg Pincus Small Company Growth Fund changed its name to the Credit Suisse Small Cap Growth Fund on or about December 12, 2001.

     On January 1, 1993, the Templeton Foreign Fund - Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.


     Putnam Global Growth Fund changed its name to Putnam Global Equity Fund, effective October 1, 2002.

                                     Table I


                           Average Annual Total Return
            with Surrender Charge and Account Maintenance Fee Imposed
         (from Separate Account Division Inception to December 31, 2002)

--------------------------------------------------------------------------------------------------
                                                                                            Fund
                 Table II                                                      Since     Inception
             Fund and Division                1 Year   5 Years   10 Years    Inception     Date
--------------------------------------------------------------------------------------------------
VALIC Company I
--------------------------------------------------------------------------------------------------
Asset Allocation Fund (Division 5)             (14.34%)    0.30%      6.34%        N/A    09/06/83
--------------------------------------------------------------------------------------------------
Blue Chip Growth Fund (Division 72)            (28.47%)     N/A        N/A      (23.16%)  11/01/00
--------------------------------------------------------------------------------------------------
Capital Conservation Fund (Division 7)           2.95%     4.58%      5.64%        N/A    01/16/86
--------------------------------------------------------------------------------------------------
Core Equity Fund (Division 15)                 (26.41%)   (6.59%)      N/A        5.77%   07/11/94
--------------------------------------------------------------------------------------------------
Government Securities Fund (Division 8)          5.88%     5.52%      5.92%        N/A    01/16/86
--------------------------------------------------------------------------------------------------
Growth & Income Fund (Division 16)             (25.83%)   (4.31%)      N/A        6.43%   07/11/94
--------------------------------------------------------------------------------------------------
Health Sciences Fund (Division 73)             (31.61%)     N/A        N/A      (19.72%)  11/01/00
--------------------------------------------------------------------------------------------------
Income & Growth Fund (Division 21)             (23.99%)     N/A        N/A      (17.39%)  12/08/00
--------------------------------------------------------------------------------------------------
International Equities Fund (Division 11)      (23.25%)   (6.14%)     2.07%        N/A    10/02/89
--------------------------------------------------------------------------------------------------
International Government Bond Fund
   (Division 13)                                11.17%     2.06%      4.45%        N/A    10/01/91
--------------------------------------------------------------------------------------------------
International Growth I Fund (Division 20)      (22.77%)     N/A        N/A      (24.47%)  12/08/00
--------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Division 30)            (32.08%)     N/A        N/A      (31.16%)  12/08/00
--------------------------------------------------------------------------------------------------
Mid Cap Index Fund (Division 4)                (19.57%)    4.15%     10.39%        N/A    10/01/91
--------------------------------------------------------------------------------------------------
Money Market I Fund (Division 6)                (4.31%)    2.18%      3.21%        N/A    01/16/86
--------------------------------------------------------------------------------------------------
Nasdaq-100 Index Fund (Division 46)            (41.65%)     N/A        N/A      (44.50%)  11/01/00
--------------------------------------------------------------------------------------------------
Opportunities Fund (Division 45)               (33.85%)     N/A        N/A      (37.20%)  11/01/00
--------------------------------------------------------------------------------------------------
Science & Technology Fund (Division 17)        (43.49%)   (9.72%)      N/A        4.97%   07/11/94
--------------------------------------------------------------------------------------------------
Small Cap Fund (Division 18)                   (27.59%)     N/A        N/A      (18.70%)  12/08/00
--------------------------------------------------------------------------------------------------
Small Cap Index Fund (Division 14)             (25.17%)   (3.40%)     5.50%        N/A    05/01/92
--------------------------------------------------------------------------------------------------
Social Awareness Fund (Division 12)            (27.65%)   (3.60%)     7.33%        N/A    10/02/89
--------------------------------------------------------------------------------------------------
Stock Index Fund (Division 10)                 (26.69%)   (2.83%)     7.89%        N/A    04/20/87
--------------------------------------------------------------------------------------------------
Value Fund (Division 74)                       (23.99%)     N/A        N/A      (23.99%)  12/31/01
--------------------------------------------------------------------------------------------------
VALIC Company II
--------------------------------------------------------------------------------------------------
Aggressive Growth Lifestyle Fund
   (Division 48)                               (22.75%)     N/A        N/A       (1.61%)  09/22/98
--------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Division 39)        (34.38%)     N/A        N/A       (9.92%)  09/22/98
--------------------------------------------------------------------------------------------------
Conservative Growth Lifestyle Fund
   (Division 50)                               (10.03%)     N/A        N/A        3.13%   09/22/98
--------------------------------------------------------------------------------------------------
Core Bond Fund (Division 58)                     3.15%      N/A        N/A        3.94%   09/22/98
--------------------------------------------------------------------------------------------------
High Yield Bond Fund (Division 60)              (6.98%)     N/A        N/A       (0.50%)  09/22/98
--------------------------------------------------------------------------------------------------
International Growth II Fund (Division 33)     (21.75%)     N/A        N/A       (2.52%)  09/22/98
--------------------------------------------------------------------------------------------------
Large Cap Value Fund (Division 40)             (16.61%)     N/A        N/A        0.65%   09/22/98
--------------------------------------------------------------------------------------------------
Mid Cap Growth Fund (Division 37)              (33.90%)     N/A        N/A      (11.31%)  09/22/98
--------------------------------------------------------------------------------------------------
Mid Cap Value Fund (Division 38)               (18.48%)     N/A        N/A        9.85%   09/22/98
--------------------------------------------------------------------------------------------------
Moderate Growth Lifestyle Fund (Division 49)   (15.12%)     N/A        N/A        1.37%   09/22/98
--------------------------------------------------------------------------------------------------
Money Market II Fund (Division 44)              (4.06%)     N/A        N/A        2.08%   09/22/98
--------------------------------------------------------------------------------------------------
Small Cap Growth Fund (Division 35)            (36.32%)     N/A        N/A       (5.76%)  09/22/98
--------------------------------------------------------------------------------------------------
Small Cap Value Fund (Division 36)             (17.07%)     N/A        N/A        2.26%   09/22/98
--------------------------------------------------------------------------------------------------
Socially Responsible Fund (Division 41)        (27.40%)     N/A        N/A       (5.11%)  09/22/98
--------------------------------------------------------------------------------------------------
Strategic Bond Fund (Division 59)                1.00%      N/A        N/A        4.50%   09/22/98
--------------------------------------------------------------------------------------------------
American Century Ultra Fund (Division 31)      (27.37%)   (1.96%)      N/A        2.84%   07/01/96
--------------------------------------------------------------------------------------------------
Ariel Appreciation Fund (Division 69)          (15.28%)     N/A        N/A        1.65%   11/01/00
--------------------------------------------------------------------------------------------------
Ariel Fund (Division 68)                       (10.39%)     N/A        N/A        5.74%   11/01/00
--------------------------------------------------------------------------------------------------
Credit Suisse Small Cap Growth Fund
   (Division 63)                               (34.58%)     N/A        N/A      (26.61%)  11/01/00
--------------------------------------------------------------------------------------------------
Dreyfus BASIC U.S. Mortgage Securities Fund
   (Division 71)                                 2.89%      N/A        N/A        6.10%   11/01/00
--------------------------------------------------------------------------------------------------
Evergreen Growth and Income Fund
   (Division 56)                               (21.54%)     N/A        N/A       (8.67%)  01/04/99
--------------------------------------------------------------------------------------------------
Evergreen Small Cap Value Fund (Division 55)   (18.62%)     N/A        N/A        2.64%   01/04/99
--------------------------------------------------------------------------------------------------
Evergreen Special Equity Fund (Division 65)    (31.52%)     N/A        N/A      (23.63%)  11/01/00
--------------------------------------------------------------------------------------------------
Evergreen Value Fund (Division 57)             (23.37%)     N/A        N/A       (4.68%)  01/04/99
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                                            Fund
                 Table II                                                      Since     Inception
             Fund and Division                1 Year   5 Years   10 Years    Inception     Date
--------------------------------------------------------------------------------------------------
INVESCO Growth Fund (Division 62)              (44.39%)     N/A        N/A      (52.10%)  11/01/00
--------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund (Division 47)     (30.07%)     N/A        N/A      (27.49%)  11/01/00
--------------------------------------------------------------------------------------------------
Janus Fund (Division 61)                       (31.54%)     N/A        N/A      (32.57%)  11/01/00
--------------------------------------------------------------------------------------------------
Lou Holland Growth Fund (Division 70)          (25.79%)     N/A        N/A      (18.26%)  11/01/00
--------------------------------------------------------------------------------------------------
MSIF Trust Mid Cap Growth (Division 64)        (34.80%)     N/A        N/A      (35.15%)  11/01/00
--------------------------------------------------------------------------------------------------
Putnam Global Equity Fund (Division 28)        (26.78%)   (5.99%)      N/A       (1.41%)  07/01/96
--------------------------------------------------------------------------------------------------
Putnam New Opportunities Fund (Division 26)    (34.43%)   (7.30%)      N/A       (2.95%)  07/01/96
--------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund
   (Division 27)                               (36.49%)  (16.63%)      N/A      (12.76%)  07/01/96
--------------------------------------------------------------------------------------------------
Sit Mid Cap Growth Fund (Division 67)          (38.23%)     N/A        N/A      (38.64%)  11/01/00
--------------------------------------------------------------------------------------------------
Sit Small Cap Growth Fund (Division 66)        (30.27%)     N/A        N/A      (32.37%)  11/01/00
--------------------------------------------------------------------------------------------------
Templeton Foreign Fund (Division 32)           (13.66%)   (0.56%)      N/A        2.24%   07/01/96
--------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
   (Division 19)                                (9.66%)    0.31%       N/A        6.56%   07/11/94
--------------------------------------------------------------------------------------------------
Vanguard LifeStrategy Conservative Growth
   Fund (Division 54)                          (10.79%)     N/A        N/A        0.60%   09/22/98
--------------------------------------------------------------------------------------------------
Vanguard LifeStrategy Growth Fund
   (Division 52)                               (20.66%)     N/A        N/A       (2.55%)  09/22/98
--------------------------------------------------------------------------------------------------
Vanguard LifeStrategy Moderate Growth Fund
   (Division 53)                               (15.46%)     N/A        N/A       (0.75%)  09/22/98
--------------------------------------------------------------------------------------------------
Vanguard Long-Term Corporate Fund
   (Division 22)                                 7.05%     5.32%       N/A        7.31%   07/01/96
--------------------------------------------------------------------------------------------------
Vanguard Long-Term Treasury Fund
   (Division 23)                                10.46%     6.59%       N/A        8.30%   07/01/96
--------------------------------------------------------------------------------------------------
Vanguard Wellington Fund (Division 25)         (12.23%)    2.37%       N/A        7.21%   07/01/96
--------------------------------------------------------------------------------------------------
Vanguard Windsor II Fund (Division 24)         (21.62%)   (1.64%)      N/A        5.44%   07/01/96
--------------------------------------------------------------------------------------------------

                                    Table II

                           Average Annual Total Return
            with Surrender Charge and Account Maintenance Fee Imposed
              (from Underlying Fund Inception to December 31, 2002)

--------------------------------------------------------------------------------------------------
                                                                                            Fund
                 Table II                                                      Since     Inception
             Fund and Division                 1 Year   5 Years   10 Years   Inception      Date
--------------------------------------------------------------------------------------------------
VALIC Company I
--------------------------------------------------------------------------------------------------
Asset Allocation Fund (Division 5)             (14.34%)   0.30%     6.34%        N/A      09/06/83
--------------------------------------------------------------------------------------------------
Blue Chip Growth Fund (Division 72)            (28.47%)    N/A       N/A      (23.16%)    11/01/00
--------------------------------------------------------------------------------------------------
Capital Conservation Fund (Division 7)           2.95%    4.58%     5.64%        N/A      01/16/86
--------------------------------------------------------------------------------------------------
Core Equity Fund (Division 15)                 (26.41%)  (6.59%)     N/A        5.12%     04/29/94
--------------------------------------------------------------------------------------------------
Government Securities Fund (Division 8)          5.88%    5.52%     5.92%        N/A      01/16/86
--------------------------------------------------------------------------------------------------
Growth & Income Fund (Division 16)             (25.83%)  (4.31%)     N/A       5.77%      04/29/94
--------------------------------------------------------------------------------------------------
Health Sciences Fund (Division 73)             (31.61%)    N/A       N/A      (19.72%)    11/01/00
--------------------------------------------------------------------------------------------------
Income & Growth Fund (Division 21)             (23.99%)    N/A       N/A      (17.39%)    12/08/00
--------------------------------------------------------------------------------------------------
International Equities Fund (Division 11)      (23.25%)  (6.14%)    2.07%        N/A      10/02/89
--------------------------------------------------------------------------------------------------
International Government Bond Fund
   (Division 13)                                11.17%    2.06%     4.45%        N/A      10/01/91
--------------------------------------------------------------------------------------------------
International Growth I Fund (Division 20)      (22.77%)    N/A       N/A      (24.47%)    12/08/00
--------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Division 30)            (32.08%)    N/A       N/A      (31.16%)    12/08/00
--------------------------------------------------------------------------------------------------
Mid Cap Index Fund (Division 4)                (19.57%)   4.15%    10.39%        N/A      10/01/91
--------------------------------------------------------------------------------------------------
Money Market I Fund (Division 6)                (4.31%)   2.18%     3.21%        N/A      01/16/86
--------------------------------------------------------------------------------------------------
Nasdaq-100 Index Fund (Division 46)            (41.65%)    N/A       N/A      (45.26%)    10/01/00
--------------------------------------------------------------------------------------------------
Opportunities Fund (Division 45)               (33.85%)    N/A       N/A      (36.57%)    10/01/00
--------------------------------------------------------------------------------------------------
Science & Technology Fund (Division 17)        (43.49%)  (9.72%)     N/A        4.23%     04/29/94
--------------------------------------------------------------------------------------------------
Small Cap Fund (Division 18)                   (27.59%)    N/A       N/A      (18.70%)    12/08/00
--------------------------------------------------------------------------------------------------
Small Cap Index Fund (Division 14)             (25.17%)  (3.40%)    5.50%        N/A      05/01/92
--------------------------------------------------------------------------------------------------
Social Awareness Fund (Division 12)            (27.65%)  (3.60%)    7.33%        N/A      10/02/89
--------------------------------------------------------------------------------------------------
Stock Index Fund (Division 10)                 (26.69%)  (2.83%)    7.89%        N/A      04/20/87
--------------------------------------------------------------------------------------------------
Value Fund (Division 74)                       (23.99%)    N/A       N/A      (23.99%)    12/31/01
--------------------------------------------------------------------------------------------------
VALIC Company II
--------------------------------------------------------------------------------------------------
Aggressive Growth Lifestyle Fund
   (Division 48)                               (22.75%)    N/A       N/A       (1.61%)    09/22/98
--------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Division 39)        (34.38%)    N/A       N/A       (9.92%)    09/22/98
--------------------------------------------------------------------------------------------------
Conservative Growth Lifestyle Fund
   (Division 50)                               (10.03%)    N/A       N/A        3.13%     09/22/98
--------------------------------------------------------------------------------------------------
Core Bond Fund (Division 58)                     3.15%     N/A       N/A        3.94%     09/22/98
--------------------------------------------------------------------------------------------------
High Yield Bond Fund (Division 60)              (6.98%)    N/A       N/A       (0.50%)    09/22/98
--------------------------------------------------------------------------------------------------
International Growth II Fund (Division 33)     (21.75%)    N/A       N/A       (2.52%)    09/22/98
--------------------------------------------------------------------------------------------------
Large Cap Value Fund (Division 40)             (16.61%)    N/A       N/A        0.65%     09/22/98
--------------------------------------------------------------------------------------------------
Mid Cap Growth Fund (Division 37)              (33.90%)    N/A       N/A      (11.31%)    09/22/98
--------------------------------------------------------------------------------------------------
Mid Cap Value Fund (Division 38)               (18.48%)    N/A       N/A        9.85%     09/22/98
--------------------------------------------------------------------------------------------------
Moderate Growth Lifestyle Fund (Division 49)   (15.12%)    N/A       N/A        1.37%     09/22/98
--------------------------------------------------------------------------------------------------
Money Market II Fund (Division 44)              (4.06%)    N/A       N/A        2.08%     09/22/98
--------------------------------------------------------------------------------------------------
Small Cap Growth Fund (Division 35)            (36.32%)    N/A       N/A       (5.76%)    09/22/98
--------------------------------------------------------------------------------------------------
Small Cap Value Fund (Division 36)             (17.07%)    N/A       N/A        2.26%     09/22/98
--------------------------------------------------------------------------------------------------
Socially Responsible Fund (Division 41)        (27.40%)    N/A       N/A       (5.11%)    09/22/98
--------------------------------------------------------------------------------------------------
Strategic Bond Fund (Division 59)                1.00%     N/A       N/A        4.50%     09/22/98
--------------------------------------------------------------------------------------------------
American Century Ultra Fund (Division 31)      (27.37%)  (1.96%)    7.33%        N/A      11/02/81
--------------------------------------------------------------------------------------------------
Ariel Appreciation Fund (Division 69)          (15.28%)   5.41%    10.39%        N/A      12/01/89
--------------------------------------------------------------------------------------------------
Ariel Fund (Division 68)                       (10.39%)   5.72%    10.47%        N/A      11/06/86
--------------------------------------------------------------------------------------------------
Credit Suisse Small Cap Growth Fund
   (Division 63)                               (34.58%)  -0.53%      N/A        3.57%     12/31/96
--------------------------------------------------------------------------------------------------
Dreyfus BASIC U.S. Mortgage Securities Fund
   (Division 71)                                 2.89%    5.06%     6.17%        N/A      08/05/87
--------------------------------------------------------------------------------------------------
Evergreen Growth and Income Fund
(Division 56)                                  (21.54%)  (6.27%)     N/A        5.86%     01/03/95
--------------------------------------------------------------------------------------------------
Evergreen Small Cap Value Fund (Division 55)   (18.62%)  (0.18%)     N/A        9.79%     01/03/95
--------------------------------------------------------------------------------------------------
Evergreen Special Equity Fund (Division 65)    (31.52%)   0.09%      N/A        7.18%     03/15/94
--------------------------------------------------------------------------------------------------
Evergreen Value Fund (Division 57)             (23.37%)  (2.19%)    6.93%        N/A      04/12/85
--------------------------------------------------------------------------------------------------
INVESCO Growth Fund (Division 62)              (44.39%) (16.51%)   (1.44%)       N/A      11/25/35
--------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                                          Fund
                 Table II                                                    Since     Inception
             Fund and Division               1 Year   5 Years   10 Years   Inception      Date
------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund (Division 47)   (30.07%)  (1.05%)     N/A         N/A      09/13/93
------------------------------------------------------------------------------------------------
Janus Fund (Division 61)                     (31.54%)  (3.33%)    5.74%        N/A      02/05/70
------------------------------------------------------------------------------------------------
Lou Holland Growth Fund (Division 70)        (25.79%)  (0.74%)     N/A        5.77%     04/30/96
------------------------------------------------------------------------------------------------
MSIF Trust Mid Cap Growth (Division 64)      (34.80%)  (1.35%)     N/A        3.87%     01/31/97
------------------------------------------------------------------------------------------------
Putnam Global Equity Fund (Division 28)      (23.56%)  (0.67%)     N/A        7.52%     07/01/94
------------------------------------------------------------------------------------------------
Putnam New Opportunities Fund (Division 26)  (34.43%)  (7.30%)    6.36%        N/A      08/31/90
------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund
   (Division 27)                             (36.49%) (16.63%)   (0.29%)       N/A      11/01/82
------------------------------------------------------------------------------------------------
Sit Mid Cap Growth Fund (Division 67)        (38.23%)  (7.19%)    3.55%        N/A      09/02/82
------------------------------------------------------------------------------------------------
Sit Small Cap Growth Fund (Division 66)      (30.27%)   1.69%      N/A       10.32%     07/01/94
------------------------------------------------------------------------------------------------
Templeton Foreign Fund (Division 32)         (13.66%)  (0.56%)    6.37%        N/A      10/05/82
------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
   (Division 19)                              (9.66%)   0.31%     7.45%        N/A      08/24/88
------------------------------------------------------------------------------------------------
Vanguard LifeStrategy Conservative Growth
   Fund (Division 54)                        (10.79%)   1.75%      N/A        7.05%     09/30/94
------------------------------------------------------------------------------------------------
Vanguard LifeStrategy Growth Fund
   (Division 52)                             (20.66%)  (1.57%)     N/A        6.57%     09/30/94
------------------------------------------------------------------------------------------------
Vanguard LifeStrategy Moderate Growth Fund
   (Division 53)                             (15.46%)   0.24%      N/A        6.97%     09/30/94
------------------------------------------------------------------------------------------------
Vanguard Long-Term Corporate Fund
   (Division 22)                               7.05%    5.32%     7.05%        N/A      07/09/73
------------------------------------------------------------------------------------------------
Vanguard Long-Term Treasury Fund
   (Division 23)                              10.46%    6.59%     7.75%        N/A      05/19/86
------------------------------------------------------------------------------------------------
Vanguard Wellington Fund (Division 25)       (12.23%)   2.37%     8.98%        N/A      07/01/29
------------------------------------------------------------------------------------------------
Vanguard Windsor II Fund (Division 24)       (21.62%)  (1.64%)    8.75%        N/A      06/24/85
------------------------------------------------------------------------------------------------

The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4,
1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

                                    Table III


                           Average Annual Total Return
           with No Surrender Charge or Account Maintenance Fee Imposed
             (from Separate Account Inception to December 31, 2002)

--------------------------------------------------------------------------------------------------
                                                                                          Division
                  Table III                                                    Since     Inception
              Fund and Division                1 Year   5 Years   10 Years   Inception     Date
--------------------------------------------------------------------------------------------------
VALIC Company I
--------------------------------------------------------------------------------------------------
Asset Allocation Fund (Division 5)             (10.26%)   1.27%      6.39%        N/A     09/06/83
--------------------------------------------------------------------------------------------------
Blue Chip Growth Fund (Division 72)            (25.07%)    N/A        N/A      (21.48%)   11/01/00
--------------------------------------------------------------------------------------------------
Capital Conservation Fund (Division 7)           7.85%    5.45%      5.70%        N/A     01/16/86
--------------------------------------------------------------------------------------------------
Core Equity Fund (Division 15)                 (22.91%)  (5.69%)      N/A        5.82%    07/11/94
--------------------------------------------------------------------------------------------------
Government Securities Fund (Division 8)         10.92%    6.36%      5.97%        N/A     01/16/86
--------------------------------------------------------------------------------------------------
Growth & Income Fund (Division 16)             (22.30%)  (3.38%)      N/A        6.48%    07/11/94
--------------------------------------------------------------------------------------------------
Health Sciences Fund (Division 73)             (28.36%)    N/A        N/A      (17.96%)   11/01/00
--------------------------------------------------------------------------------------------------
Income & Growth Fund (Division 21)             (20.38%)    N/A        N/A      (15.49%)   12/08/00
--------------------------------------------------------------------------------------------------
International Equities Fund (Division 11)      (19.60%)  (5.23%)     2.12%        N/A     10/02/89
--------------------------------------------------------------------------------------------------
International Government Bond Fund
   (Division 13)                                16.22%    3.01%      4.51%        N/A     10/01/91
--------------------------------------------------------------------------------------------------
International Growth I Fund (Division 20)      (19.10%)    N/A        N/A      (22.74%)   12/08/00
--------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Division 30)            (28.84%)    N/A        N/A      (29.58%)   12/08/00
--------------------------------------------------------------------------------------------------
Mid Cap Index Fund (Division 4)                (15.75%)   5.03%     10.44%        N/A     10/01/91
--------------------------------------------------------------------------------------------------
Money Market I Fund (Division 6)                 0.24%    3.12%      3.26%        N/A     01/16/86
--------------------------------------------------------------------------------------------------
Nasdaq-100 Index Fund (Division 46)            (38.87%)    N/A        N/A      (43.28%)   11/01/00
--------------------------------------------------------------------------------------------------
Opportunities Fund (Division 45)               (30.70%)    N/A        N/A      (35.83%)   11/01/00
--------------------------------------------------------------------------------------------------
Science & Technology Fund (Division 17)        (40.80%)  (8.85%)      N/A        5.01%    07/11/94
--------------------------------------------------------------------------------------------------
Small Cap Fund (Division 18)                   (24.15%)    N/A        N/A      (16.83%)   12/08/00
--------------------------------------------------------------------------------------------------
Small Cap Index Fund (Division 14)             (21.61%)  (2.46%)     5.55%        N/A     05/01/92
--------------------------------------------------------------------------------------------------
Social Awareness Fund (Division 12)            (24.20%)  (2.67%)     7.38%        N/A     10/02/89
--------------------------------------------------------------------------------------------------
Stock Index Fund (Division 10)                 (23.21%)  (1.89%)     7.94%        N/A     04/20/87
-------------------------------------------------------------------------------------------------
Value Fund (Division 74)                       (20.37%)    N/A        N/A      (20.37%)   12/31/01
--------------------------------------------------------------------------------------------------
VALIC Company II
--------------------------------------------------------------------------------------------------
Aggressive Growth Lifestyle Fund
   (Division 48)                               (19.07%)    N/A        N/A       (0.50%)   09/22/98
--------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Division 39)        (31.26%)    N/A        N/A       (8.90%)   09/22/98
--------------------------------------------------------------------------------------------------
Conservative Growth Lifestyle Fund
   (Division 50)                                (5.75%)    N/A        N/A        4.22%    09/22/98
--------------------------------------------------------------------------------------------------
Core Bond Fund (Division 58)                     8.06%     N/A        N/A        5.01%    09/22/98
--------------------------------------------------------------------------------------------------
High Yield Bond Fund (Division 60)              (2.56%)    N/A        N/A        0.62%    09/22/98
--------------------------------------------------------------------------------------------------
International Growth II Fund (Division 33)     (18.02%)    N/A        N/A       (1.42%)   09/22/98
--------------------------------------------------------------------------------------------------
Large Cap Value Fund (Division 40)             (12.65%)    N/A        N/A        1.79%    09/22/98
--------------------------------------------------------------------------------------------------
Mid Cap Growth Fund (Division 37)              (30.75%)    N/A        N/A      (10.31%)   09/22/98
--------------------------------------------------------------------------------------------------
Mid Cap Value Fund (Division 38)               (14.60%)    N/A        N/A       10.75%    09/22/98
--------------------------------------------------------------------------------------------------
Moderate Growth Lifestyle Fund (Division 49)   (11.08%)    N/A        N/A        2.51%    09/22/98
--------------------------------------------------------------------------------------------------
Money Market II Fund (Division 44)               0.51%     N/A        N/A        3.20%    09/22/98
--------------------------------------------------------------------------------------------------
Small Cap Growth Fund (Division 35)            (33.29%)    N/A        N/A       (4.69%)   09/22/98
--------------------------------------------------------------------------------------------------
Small Cap Value Fund (Division 36)             (13.13%)    N/A        N/A        3.38%    09/22/98
--------------------------------------------------------------------------------------------------
Socially Responsible Fund (Division 41)        (23.95%)    N/A        N/A       (4.04%)   09/22/98
--------------------------------------------------------------------------------------------------
Strategic Bond Fund (Division 59)                5.81%     N/A        N/A        5.54%    09/22/98
--------------------------------------------------------------------------------------------------
American Century Ultra Fund (Division 31)      (23.91%)  (1.01%)      N/A        2.89%    07/01/96
--------------------------------------------------------------------------------------------------
Ariel Appreciation Fund (Division 69)          (11.25%)    N/A        N/A        3.88%    11/01/00
--------------------------------------------------------------------------------------------------
Ariel Fund (Division 68)                        (6.13%)    N/A        N/A        7.92%    11/01/00
--------------------------------------------------------------------------------------------------
Credit Suisse Small Cap Growth Fund
   (Division 63)                               (31.47%)    N/A        N/A      (25.00%)   11/01/00
--------------------------------------------------------------------------------------------------
Dreyfus BASIC U.S. Mortgage Securities Fund
   (Division 71)                                 7.79%     N/A        N/A        8.27%    11/01/00
--------------------------------------------------------------------------------------------------
Evergreen Growth and Income Fund
   (Division 56)                               (17.80%)    N/A        N/A       (7.57%)   01/04/99
--------------------------------------------------------------------------------------------------
Evergreen Small Cap Value Fund (Division 55)   (14.74%)    N/A        N/A        3.82%    01/04/99
--------------------------------------------------------------------------------------------------
Evergreen Special Equity Fund (Division 65)    (28.26%)    N/A        N/A      (21.96%)   11/01/00
--------------------------------------------------------------------------------------------------
Evergreen Value Fund (Division 57)             (19.73%)    N/A        N/A       (3.53%)   01/04/99
--------------------------------------------------------------------------------------------------
INVESCO Growth Fund (Division 62)              (41.74%)    N/A        N/A      (51.05%)   11/01/00
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                                          Division
                  Table III                                                    Since     Inception
              Fund and Division                1 Year   5 Years   10 Years   Inception     Date
--------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund (Division 47)     (26.74%)     N/A     N/A        (25.90%)   11/01/00
--------------------------------------------------------------------------------------------------
Janus Fund (Division 61)                       (28.28%)     N/A     N/A        (31.09%)   11/01/00
--------------------------------------------------------------------------------------------------
Lou Holland Growth Fund (Division 70)          (22.26%)     N/A     N/A        (16.47%)   11/01/00
--------------------------------------------------------------------------------------------------
MSIF Trust Mid Cap Growth (Division 64)        (31.70%)     N/A     N/A        (33.73%)   11/01/00
--------------------------------------------------------------------------------------------------
Putnam Global Equity Fund (Division 28)        (23.30%)   (5.08%)   N/A         (1.37%)   07/01/96
--------------------------------------------------------------------------------------------------
Putnam New Opportunities Fund (Division 26)    (31.32%)   (6.40%)   N/A         (2.90%)   07/01/96
--------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund
   (Division 27)                               (33.47%)  (15.82%)   N/A        (12.72%)   07/01/96
--------------------------------------------------------------------------------------------------
Sit Mid Cap Growth Fund (Division 67)          (35.29%)     N/A     N/A        (37.29%)   11/01/00
--------------------------------------------------------------------------------------------------
Sit Small Cap Growth Fund (Division 66)        (26.96%)     N/A     N/A        (30.89%)   11/01/00
--------------------------------------------------------------------------------------------------
Templeton Foreign Fund (Division 32)            (9.55%)    0.40%    N/A          2.29%    07/01/96
--------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
   (Division 19)                                (5.36%)    1.28%    N/A          6.61%    07/11/94
--------------------------------------------------------------------------------------------------
Vanguard LifeStrategy Conservative Growth
   Fund (Division 54)                           (6.54%)     N/A     N/A          1.73%    09/22/98
--------------------------------------------------------------------------------------------------
Vanguard LifeStrategy Growth Fund
   (Division 52)                               (16.88%)     N/A     N/A        (1.45%)    09/22/98
--------------------------------------------------------------------------------------------------
Vanguard LifeStrategy Moderate Growth Fund
   (Division 53)                               (11.44%)     N/A     N/A          0.37%    09/22/98
--------------------------------------------------------------------------------------------------
Vanguard Long-Term Corporate Fund
   (Division 22)                               12.10%     6.17%    N/A          7.36%   0 7/01/96
--------------------------------------------------------------------------------------------------
Vanguard Long-Term Treasury Fund
   (Division 23)                                15.51%     7.40%    N/A          8.35%    07/01/96
--------------------------------------------------------------------------------------------------
Vanguard Wellington Fund (Division 25)          (8.05%)    3.31%    N/A          7.26%    07/01/96
--------------------------------------------------------------------------------------------------
Vanguard Windsor II Fund (Division 24)         (17.90%)   (0.68%)   N/A          5.49%    07/01/96
--------------------------------------------------------------------------------------------------

                                    Table IV


                           Average Annual Total Return
           with No Surrender Charge or Account Maintenance Fee Imposed
              (from Underlying Fund Inception to December 31, 2002)

--------------------------------------------------------------------------------------------------
                                                                                           Fund
                  Table IV                                                     Since     Inception
              Fund and Division                1 Year   5 Years   10 Years   Inception     Date
--------------------------------------------------------------------------------------------------
VALIC Company I
--------------------------------------------------------------------------------------------------
Asset Allocation Fund (Division 5)             (10.26%)    1.27%     6.39%        N/A     09/06/83
--------------------------------------------------------------------------------------------------
Blue Chip Growth Fund (Division 72)            (25.07%)     N/A       N/A      (21.48%)   11/01/00
--------------------------------------------------------------------------------------------------
Capital Conservation Fund (Division 7)           7.85%     5.45%     5.70%        N/A     01/16/86
--------------------------------------------------------------------------------------------------
Core Equity Fund (Division 15)                 (22.91%)   (5.69%)     N/A        5.18%    04/29/94
--------------------------------------------------------------------------------------------------
Government Securities Fund (Division 8)         10.92%     6.36%     5.97%        N/A     01/16/86
--------------------------------------------------------------------------------------------------
Growth & Income Fund (Division 16)             (22.30%)   (3.38%)     N/A        5.83%    04/29/94
--------------------------------------------------------------------------------------------------
Health Sciences Fund (Division 73)             (28.36%)     N/A       N/A      (17.96%)   11/01/00
--------------------------------------------------------------------------------------------------
Income & Growth Fund (Division 21)             (20.38%)     N/A       N/A      (15.49%)   12/08/00
--------------------------------------------------------------------------------------------------
International Equities Fund (Division 11)      (19.60%)   (5.23%)    2.12%        N/A     10/02/89
--------------------------------------------------------------------------------------------------
International Government Bond Fund
   (Division 13)                                16.22%     3.01%     4.51%        N/A     10/01/91
--------------------------------------------------------------------------------------------------
International Growth I Fund (Division 20)      (19.10%)     N/A       N/A      (22.74%)   12/08/00
--------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Division 30)            (28.84%)     N/A       N/A      (29.58%)   12/08/00
--------------------------------------------------------------------------------------------------
Mid Cap Index Fund (Division 4)                (15.75%)    5.03%    10.44%        N/A     10/01/91
--------------------------------------------------------------------------------------------------
Money Market I Fund (Division 6)                 0.24%     3.12%     3.26%        N/A     01/16/86
--------------------------------------------------------------------------------------------------
Nasdaq-100 Index Fund (Division 46)            (38.87%)     N/A       N/A      (44.10%)   10/01/00
--------------------------------------------------------------------------------------------------
Opportunities Fund (Division 45)               (30.70%)     N/A       N/A      (35.24%)   10/01/00
--------------------------------------------------------------------------------------------------
Science & Technology Fund (Division 17)        (40.80%)   (8.85%)     N/A        4.28%    04/29/94
--------------------------------------------------------------------------------------------------
Small Cap Fund (Division 18)                   (24.15%)     N/A       N/A      (16.83%)   12/08/00
--------------------------------------------------------------------------------------------------
Small Cap Index Fund (Division 14)             (21.61%)   (2.46%)    5.55%        N/A     05/01/92
--------------------------------------------------------------------------------------------------
Social Awareness Fund (Division 12)            (24.20%)   (2.67%)    7.38%        N/A     10/02/89
--------------------------------------------------------------------------------------------------
Stock Index Fund (Division 10)                 (23.21%)   (1.89%)    7.94%        N/A     04/20/87
--------------------------------------------------------------------------------------------------
Value Fund (Division 74)                       (20.37%)     N/A       N/A      (20.37%)   12/31/01
--------------------------------------------------------------------------------------------------
VALIC Company II
--------------------------------------------------------------------------------------------------
Aggressive Growth Lifestyle Fund
   (Division 48)                               (19.07%)     N/A       N/A       (0.50%)   09/22/98
--------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Division 39)        (31.26%)     N/A       N/A       (8.90%)   09/22/98
--------------------------------------------------------------------------------------------------
Conservative Growth Lifestyle Fund
   (Division 50)                                (5.75%)     N/A       N/A        4.22%    09/22/98
--------------------------------------------------------------------------------------------------
Core Bond Fund (Division 58)                     8.06%      N/A       N/A        5.01%    09/22/98
--------------------------------------------------------------------------------------------------
High Yield Bond Fund (Division 60)              (2.56%)     N/A       N/A        0.62%    09/22/98
--------------------------------------------------------------------------------------------------
International Growth II Fund (Division 33)     (18.02%)     N/A       N/A       (1.42%)   09/22/98
--------------------------------------------------------------------------------------------------
Large Cap Value Fund (Division 40)             (12.65%)     N/A       N/A        1.79%    09/22/98
--------------------------------------------------------------------------------------------------
Mid Cap Growth Fund (Division 37)              (30.75%)     N/A       N/A      (10.31%)   09/22/98
--------------------------------------------------------------------------------------------------
Mid Cap Value Fund (Division 38)               (14.60%)     N/A       N/A       10.75%    09/22/98
--------------------------------------------------------------------------------------------------
Moderate Growth Lifestyle Fund (Division 49)   (11.08%)     N/A       N/A        2.51%    09/22/98
--------------------------------------------------------------------------------------------------
Money Market II Fund (Division 44)               0.51%      N/A       N/A        3.20%    09/22/98
--------------------------------------------------------------------------------------------------
Small Cap Growth Fund (Division 35)            (33.29%)     N/A       N/A       (4.69%)   09/22/98
--------------------------------------------------------------------------------------------------
Small Cap Value Fund (Division 36)             (13.13%)     N/A       N/A        3.38%    09/22/98
--------------------------------------------------------------------------------------------------
Socially Responsible Fund (Division 41)        (23.95%)     N/A       N/A       (4.04%)   09/22/98
--------------------------------------------------------------------------------------------------
Strategic Bond Fund (Division 59)                 5.81%     N/A       N/A        5.54%    09/22/98
--------------------------------------------------------------------------------------------------
American Century Ultra Fund (Division 31)      (23.91%)   (1.01%)    7.38%        N/A     11/02/81
--------------------------------------------------------------------------------------------------
Ariel Appreciation Fund (Division 69)          (11.25%)    6.26%    10.45%        N/A     12/01/89
--------------------------------------------------------------------------------------------------
Ariel Fund (Division 68)                        (6.13%)    6.56%    10.52%        N/A     11/06/86
--------------------------------------------------------------------------------------------------
Credit Suisse Small Cap Growth Fund
   (Division 63)                               (31.47%)    0.44%      N/A        3.62%    12/31/96
--------------------------------------------------------------------------------------------------
Dreyfus BASIC U.S. Mortgage Securities Fund
   (Division 71)                                 7.79%     5.92%     6.22%        N/A     08/05/87
--------------------------------------------------------------------------------------------------
Evergreen Growth and Income Fund
   (Division 56)                               (17.80%)   (5.36%)     N/A        5.91%    01/03/95
--------------------------------------------------------------------------------------------------
Evergreen Small Cap Value Fund (Division 55)   (14.74%)    0.79%      N/A        9.85%    01/03/95
--------------------------------------------------------------------------------------------------
Evergreen Special Equity Fund (Division 65)    (28.26%)    1.06%      N/A        7.23%    03/15/94
--------------------------------------------------------------------------------------------------
Evergreen Value Fund (Division 57)             (19.73%)   (1.24%)    6.98%        N/A     04/12/85
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                                           Fund
                  Table IV                                                     Since     Inception
              Fund and Division                1 Year   5 Years   10 Years   Inception     Date
--------------------------------------------------------------------------------------------------
INVESCO Growth Fund (Division 62)              (41.74%)  (15.70%)   (1.39%)      N/A      11/25/35
--------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund (Division 47)     (26.74%)   (0.09%)     N/A        N/A      09/13/93
--------------------------------------------------------------------------------------------------
Janus Fund (Division 61)                       (28.28%)   (2.40%)    5.80%       N/A      02/05/70
--------------------------------------------------------------------------------------------------
Lou Holland Growth Fund (Division 70)          (22.26%)    0.22%      N/A       5.82%     04/30/96
--------------------------------------------------------------------------------------------------
MSIF Trust Mid Cap Growth (Division 64)        (31.70%)   (0.40%)     N/A       3.92%     01/31/97
--------------------------------------------------------------------------------------------------
Putnam Global Equity Fund (Division 28)        (19.92%)    0.29%      N/A       7.57%     07/01/94
--------------------------------------------------------------------------------------------------
Putnam New Opportunities Fund (Division 26)    (31.32%)   (6.40%)    6.41%       N/A      08/31/90
--------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund
   (Division 27)                               (33.47%)  (15.82%)   (0.24%)      N/A      11/01/82
--------------------------------------------------------------------------------------------------
Sit Mid Cap Growth Fund (Division 67)          (35.29%)   (6.30%)    3.60%       N/A      09/02/82
--------------------------------------------------------------------------------------------------
Sit Small Cap Growth Fund (Division 66)        (26.96%)    2.65%      N/A      10.37%     07/01/94
--------------------------------------------------------------------------------------------------
Templeton Foreign Fund (Division 32)            (9.55%)    0.40%     6.42%       N/A      10/05/82
--------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
   (Division 19)                                (5.36%)    1.28%     7.50%       N/A      08/24/88
--------------------------------------------------------------------------------------------------
Vanguard LifeStrategy Conservative Growth
   Fund (Division 54)                           (6.54%)    2.71%      N/A       7.11%     09/30/94
--------------------------------------------------------------------------------------------------
Vanguard LifeStrategy Growth Fund
   (Division 52)                               (16.88%)   (0.62%)     N/A       6.62%     09/30/94
--------------------------------------------------------------------------------------------------
Vanguard LifeStrategy Moderate Growth Fund
   (Division 53)                               (11.44%)    1.21%      N/A       7.02%     09/30/94
--------------------------------------------------------------------------------------------------
Vanguard Long-Term Corporate Fund
   (Division 22)                                12.10%     6.17%     7.10%       N/A      07/09/73
--------------------------------------------------------------------------------------------------
Vanguard Long-Term Treasury Fund
   (Division 23)                                15.51%     7.40%     7.80%       N/A      05/19/86
--------------------------------------------------------------------------------------------------
Vanguard Wellington Fund (Division 25)          (8.05%)    3.31%     9.04%       N/A      07/01/29
--------------------------------------------------------------------------------------------------
Vanguard Windsor II Fund (Division 24)         (17.90%)   (0.68%)    8.80%       N/A      06/24/85
--------------------------------------------------------------------------------------------------


The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4,
1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

                                     Table V


                                Cumulative Return
           with No Surrender Charge or Account Maintenance Fee Imposed
             (from Separate Account Inception to December 31, 2002)

--------------------------------------------------------------------------------------------------
                                                                                         Division
                   Table V                                                     Since     Inception
              Fund and Division                1 Year   5 Years   10 Years   Inception     Date
--------------------------------------------------------------------------------------------------
VALIC Company I
--------------------------------------------------------------------------------------------------
Asset Allocation Fund (Division 5)             (10.26%)    6.52%     85.76%        N/A    09/06/83
--------------------------------------------------------------------------------------------------
Blue Chip Growth Fund (Division 72)            (25.07%)     N/A        N/A      (40.74%)  11/01/00
--------------------------------------------------------------------------------------------------
Capital Conservation Fund (Division 7)           7.85%    30.39%     74.04%        N/A    01/16/86
--------------------------------------------------------------------------------------------------
Core Equity Fund (Division 15)                 (22.91%)  (25.39%)      N/A       61.49%   07/11/94
--------------------------------------------------------------------------------------------------
Government Securities Fund (Division 8)         10.92%    36.10%     78.64%        N/A    01/16/86
--------------------------------------------------------------------------------------------------
Growth & Income Fund (Division 16)             (22.30%)  (15.80%)      N/A       70.30%   07/11/94
--------------------------------------------------------------------------------------------------
Health Sciences Fund (Division 73)             (28.36%)     N/A        N/A      (34.85%)  11/01/00
--------------------------------------------------------------------------------------------------
Income & Growth Fund (Division 21)             (20.38%)     N/A        N/A      (29.33%)  12/08/00
--------------------------------------------------------------------------------------------------
International Equities Fund (Division 11)      (19.60%)  (23.54%)    23.33%        N/A    10/02/89
--------------------------------------------------------------------------------------------------
International Government Bond Fund
   (Division 13)                                16.22%    16.00%     55.38%        N/A    10/01/91
--------------------------------------------------------------------------------------------------
International Growth I Fund (Division 20)      (19.10%)     N/A        N/A      (41.27%)  12/08/00
--------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Division 30)            (28.84%)     N/A        N/A      (51.49%)  12/08/00
--------------------------------------------------------------------------------------------------
Mid Cap Index Fund (Division 4)                (15.75%)    27.83%   169.99%        N/A    10/01/91
--------------------------------------------------------------------------------------------------
Money Market I Fund (Division 6)                 0.24%    16.63%     37.88%        N/A    01/16/86
--------------------------------------------------------------------------------------------------
Nasdaq-100 Index Fund (Division 46)            (38.87%)     N/A        N/A      (70.69%)  11/01/00
--------------------------------------------------------------------------------------------------
Opportunities Fund (Division 45)               (30.70%)     N/A        N/A      (61.72%)  11/01/00
--------------------------------------------------------------------------------------------------
Science & Technology Fund (Division 17)        (40.80%)  (37.07%)      N/A       51.35%   07/11/94
--------------------------------------------------------------------------------------------------
Small Cap Fund (Division 18)                   (24.15%)     N/A        N/A      (31.63%)  12/08/00
--------------------------------------------------------------------------------------------------
Small Cap Index Fund (Division 14)             (21.61%)  (11.71%)    71.67%        N/A    05/01/92
--------------------------------------------------------------------------------------------------
Social Awareness Fund (Division 12)            (24.20%)  (12.64%)   103.83%        N/A    10/02/89
--------------------------------------------------------------------------------------------------
Stock Index Fund (Division 10)                 (23.21%)   (9.08%)   114.67%        N/A    04/20/87
--------------------------------------------------------------------------------------------------
Value Fund (Division 74)                       (20.37%)     N/A        N/A      (20.37%)  12/31/01
--------------------------------------------------------------------------------------------------
VALIC Company II
--------------------------------------------------------------------------------------------------
Aggressive Growth Lifestyle Fund
   (Division 48)                               (19.07%)     N/A        N/A       (2.12%)  09/22/98
--------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Division 39)        (31.26%)     N/A        N/A      (32.87%)  09/22/98
--------------------------------------------------------------------------------------------------
Conservative Growth Lifestyle Fund
   (Division 50)                                (5.75%)     N/A        N/A       19.31%   09/22/98
--------------------------------------------------------------------------------------------------
Core Bond Fund (Division 58)                     8.06%      N/A        N/A       23.22%   09/22/98
--------------------------------------------------------------------------------------------------
High Yield Bond Fund (Division 60)              (2.56%)     N/A        N/A        2.68%   09/22/98
--------------------------------------------------------------------------------------------------
International Growth II Fund (Division 33)     (18.02%)     N/A        N/A       (5.91%)  09/22/98
--------------------------------------------------------------------------------------------------
Large Cap Value Fund (Division 40)             (12.65%)     N/A        N/A        7.88%   09/22/98
--------------------------------------------------------------------------------------------------
Mid Cap Growth Fund (Division 37)              (30.75%)     N/A        N/A      (37.20%)  09/22/98
--------------------------------------------------------------------------------------------------
Mid Cap Value Fund (Division 38)               (14.60%)     N/A        N/A       54.69%   09/22/98
--------------------------------------------------------------------------------------------------
Moderate Growth Lifestyle Fund (Division 49)   (11.08%)     N/A        N/A       11.19%   09/22/98
--------------------------------------------------------------------------------------------------
Money Market II Fund (Division 44)               0.51%      N/A        N/A       14.42%   09/22/98
--------------------------------------------------------------------------------------------------
Small Cap Growth Fund (Division 35)            (33.29%)     N/A        N/A      (18.57%)  09/22/98
--------------------------------------------------------------------------------------------------
Small Cap Value Fund (Division 36)             (13.13%)     N/A        N/A       15.26%   09/22/98
--------------------------------------------------------------------------------------------------
Socially Responsible Fund (Division 41)        (23.95%)     N/A        N/A      (16.15%)  09/22/98
--------------------------------------------------------------------------------------------------
Strategic Bond Fund (Division 59)                5.81%      N/A        N/A       25.94%   09/22/98
--------------------------------------------------------------------------------------------------
American Century Ultra Fund (Division 31)      (23.91%)   (4.93%)      N/A       20.36%   07/01/96
--------------------------------------------------------------------------------------------------
Ariel Appreciation Fund (Division 69)          (11.25%)     N/A        N/A        8.59%   11/01/00
--------------------------------------------------------------------------------------------------
Ariel Fund (Division 68)                        (6.13%)     N/A        N/A       17.95%   11/01/00
--------------------------------------------------------------------------------------------------
Credit Suisse Small Cap Growth Fund
   (Division 63)                               (31.47%)     N/A        N/A      (46.40%)  11/01/00
--------------------------------------------------------------------------------------------------
Dreyfus BASIC U.S. Mortgage Securities Fund
   (Division 71)                                 7.79%      N/A        N/A       18.80%   11/01/00
--------------------------------------------------------------------------------------------------
Evergreen Growth and Income Fund
   (Division 56)                               (17.80%)     N/A        N/A      (26.94%)  01/04/99
--------------------------------------------------------------------------------------------------
Evergreen Small Cap Value Fund (Division 55)   (14.74%)     N/A        N/A       16.14%   01/04/99
--------------------------------------------------------------------------------------------------
Evergreen Special Equity Fund (Division 65)    (28.26%)     N/A        N/A      (41.57%)  11/01/00
--------------------------------------------------------------------------------------------------
Evergreen Value Fund (Division 57)             (19.73%)     N/A        N/A      (13.36%)  01/04/99
--------------------------------------------------------------------------------------------------
INVESCO Growth Fund (Division 62)              (41.74%)     N/A        N/A      (78.74%)  11/01/00
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                                         Division
                   Table V                                                     Since     Inception
              Fund and Division                1 Year   5 Years   10 Years   Inception     Date
--------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund (Division 47)     (26.74%)     N/A        N/A      (47.78%)  11/01/00
--------------------------------------------------------------------------------------------------
Janus Fund (Division 61)                       (28.28%)     N/A        N/A      (55.38%)  11/01/00
--------------------------------------------------------------------------------------------------
Lou Holland Growth Fund (Division 70)          (22.26%)     N/A        N/A      (32.30%)  11/01/00
--------------------------------------------------------------------------------------------------
MSIF Trust Mid Cap Growth (Division 64)        (31.70%)     N/A        N/A      (59.00%)  11/01/00
--------------------------------------------------------------------------------------------------
Putnam Global Equity Fund (Division 28)        (23.30%)  (22.95%)      N/A       (8.55%)  07/01/96
--------------------------------------------------------------------------------------------------
Putnam New Opportunities Fund (Division 26)    (31.32%)  (28.16%)      N/A      (17.42%)  07/01/96
--------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund
   (Division 27)                               (33.47%)  (57.73%)      N/A      (58.73%)  07/01/96
--------------------------------------------------------------------------------------------------
Sit Mid Cap Growth Fund (Division 67)          (35.29%)     N/A        N/A      (63.63%)  11/01/00
--------------------------------------------------------------------------------------------------
Sit Small Cap Growth Fund (Division 66)        (26.96%)     N/A        N/A      (55.10%)  11/01/00
--------------------------------------------------------------------------------------------------
Templeton Foreign Fund (Division 32)            (9.55%)    2.03%       N/A       15.88%   07/01/96
--------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
   (Division 19)                                (5.36%)    6.59%       N/A       72.03%   07/11/94
--------------------------------------------------------------------------------------------------
Vanguard LifeStrategy Conservative Growth
   Fund (Division 54)                           (6.54%)     N/A        N/A        7.63%   09/22/98
--------------------------------------------------------------------------------------------------
Vanguard LifeStrategy Growth Fund
   (Division 52)                               (16.88%)     N/A        N/A       (6.05%)  09/22/98
--------------------------------------------------------------------------------------------------
Vanguard LifeStrategy Moderate Growth Fund
   (Division 53)                               (11.44%)     N/A        N/A        1.60%   09/22/98
--------------------------------------------------------------------------------------------------
Vanguard Long-Term Corporate Fund
   (Division 22)                                12.10%    34.90%       N/A       58.73%   07/01/96
--------------------------------------------------------------------------------------------------
Vanguard Long-Term Treasury Fund
   (Division 23)                                15.51%    42.90%       N/A       68.47%   07/01/96
--------------------------------------------------------------------------------------------------
Vanguard Wellington Fund (Division 25)          (8.05%)   17.69%       N/A       57.72%   07/01/96
--------------------------------------------------------------------------------------------------
Vanguard Windsor II Fund (Division 24)         (17.90%)   (3.36%)      N/A       41.57%   07/01/96
--------------------------------------------------------------------------------------------------

                                    Table VI


                                Cumulative Return
           with No Surrender Charge or Account Maintenance Fee Imposed
              (from Underlying Fund Inception to December 31, 2002)

--------------------------------------------------------------------------------------------------
                                                                                           Fund
                  Table VI                                                     Since     Inception
              Fund and Division                1 Year   5 Years   10 Years   Inception     Date
--------------------------------------------------------------------------------------------------
VALIC Company I
--------------------------------------------------------------------------------------------------
Asset Allocation Fund (Division 5)             (10.26%)    6.52%    85.76%        N/A     09/06/83
--------------------------------------------------------------------------------------------------
Blue Chip Growth Fund (Division 72)            (25.07%)     N/A       N/A      (40.74%)   11/01/00
--------------------------------------------------------------------------------------------------
Capital Conservation Fund (Division 7)           7.85%    30.39%    74.04%        N/A     01/16/86
--------------------------------------------------------------------------------------------------
Core Equity Fund (Division 15)                 (22.91%)  (25.39%)     N/A       54.93%    04/29/94
--------------------------------------------------------------------------------------------------
Government Securities Fund (Division 8)         10.92%    36.10%    78.64%        N/A     01/16/86
--------------------------------------------------------------------------------------------------
Growth & Income Fund (Division 16)             (22.30%)  (15.80%)     N/A       63.42%    04/29/94
--------------------------------------------------------------------------------------------------
Health Sciences Fund (Division 73)             (28.36%)     N/A       N/A      (34.85%)   11/01/00
--------------------------------------------------------------------------------------------------
Income & Growth Fund (Division 21)             (20.38%)     N/A       N/A      (29.33%)   12/08/00
--------------------------------------------------------------------------------------------------
International Equities Fund (Division 11)      (19.60%)  (23.54%)   23.33%        N/A     10/02/89
--------------------------------------------------------------------------------------------------
International Government Bond Fund
   (Division 13)                                 6.22%    16.00%    55.38%        N/A     10/01/91
--------------------------------------------------------------------------------------------------
International Growth I Fund (Division 20)      (19.10%)     N/A       N/A      (41.27%)   12/08/00
--------------------------------------------------------------------------------------------------
Large Cap Growth Fund (Division 30)            (28.84%)     N/A       N/A      (51.49%)   12/08/00
--------------------------------------------------------------------------------------------------
Mid Cap Index Fund (Division 4)                (15.75%)   27.83%   169.99%        N/A     10/01/91
--------------------------------------------------------------------------------------------------
Money Market I Fund (Division 6)                 0.24%    16.63%    37.88%        N/A     01/16/86
--------------------------------------------------------------------------------------------------
Nasdaq-100 Index Fund (Division 46)            (38.87%)     N/A       N/A      (72.97%)   10/01/00
--------------------------------------------------------------------------------------------------
Opportunities Fund (Division 45)               (30.70%)     N/A       N/A      (62.36%)   10/01/00
--------------------------------------------------------------------------------------------------
Science & Technology Fund (Division 17)        (40.80%)  (37.07%)     N/A       43.85%    04/29/94
--------------------------------------------------------------------------------------------------
Small Cap Fund (Division 18)                   (24.15%)     N/A       N/A      (31.63%)   12/08/00
--------------------------------------------------------------------------------------------------
Small Cap Index Fund (Division 14)             (21.61%)  (11.71%)   71.67%        N/A     05/01/92
--------------------------------------------------------------------------------------------------
Social Awareness Fund (Division 12)            (24.20%)  (12.64%)  103.83%        N/A     10/02/89
--------------------------------------------------------------------------------------------------
Stock Index Fund (Division 10)                 (23.21%)   (9.08%)  114.67%        N/A     04/20/87
--------------------------------------------------------------------------------------------------
Value Fund (Division 74)                       (20.37%)     N/A       N/A      (20.37%)   12/31/01
--------------------------------------------------------------------------------------------------
VALIC Company II
--------------------------------------------------------------------------------------------------
Aggressive Growth Lifestyle Fund
   (Division 48)                               (19.07%)     N/A       N/A       (2.12%)   09/22/98
--------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Division 39)        (31.26%)     N/A       N/A      (32.87%)   09/22/98
--------------------------------------------------------------------------------------------------
Conservative Growth Lifestyle Fund
   (Division 50)                                (5.75%)     N/A       N/A       19.31%    09/22/98
--------------------------------------------------------------------------------------------------
Core Bond Fund (Division 58)                     8.06%      N/A       N/A       23.22%    09/22/98
--------------------------------------------------------------------------------------------------
High Yield Bond Fund (Division 60)              (2.56%)     N/A       N/A        2.68%    09/22/98
--------------------------------------------------------------------------------------------------
International Growth II Fund (Division 33)     (18.02%)     N/A       N/A       (5.91%)   09/22/98
--------------------------------------------------------------------------------------------------
Large Cap Value Fund (Division 40)             (12.65%)     N/A       N/A        7.88%    09/22/98
--------------------------------------------------------------------------------------------------
Mid Cap Growth Fund (Division 37)              (30.75%)     N/A       N/A      (37.20%)   09/22/98
--------------------------------------------------------------------------------------------------
Mid Cap Value Fund (Division 38)               (14.60%)     N/A       N/A       54.69%    09/22/98
--------------------------------------------------------------------------------------------------
Moderate Growth Lifestyle Fund (Division 49)   (11.08%)     N/A       N/A       11.19%    09/22/98
--------------------------------------------------------------------------------------------------
Money Market II Fund (Division 44)               0.51%      N/A       N/A       14.42%    09/22/98
--------------------------------------------------------------------------------------------------
Small Cap Growth Fund (Division 35)            (33.29%)     N/A       N/A      (18.57%)   09/22/98
--------------------------------------------------------------------------------------------------
Small Cap Value Fund (Division 36)             (13.13%)     N/A       N/A       15.26%    09/22/98
--------------------------------------------------------------------------------------------------
Socially Responsible Fund (Division 41)        (23.95%)     N/A       N/A      (16.15%)   09/22/98
--------------------------------------------------------------------------------------------------
Strategic Bond Fund (Division 59)                5.81%      N/A       N/A       25.94%    09/22/98
--------------------------------------------------------------------------------------------------
American Century Ultra Fund (Division 31)      (23.91%)   (4.93%)  103.81%        N/A     11/02/81
--------------------------------------------------------------------------------------------------
Ariel Appreciation Fund (Division 69)          (11.25%)   35.47%   170.15%        N/A     12/01/89
--------------------------------------------------------------------------------------------------
Ariel Fund (Division 68)                        (6.13%)   37.37%   171.92%        N/A     11/06/86
--------------------------------------------------------------------------------------------------
Credit Suisse Small Cap Growth Fund
   (Division 63)                               (31.47%)    2.22%      N/A       23.77%    12/31/96
--------------------------------------------------------------------------------------------------
Dreyfus BASIC U.S. Mortgage Securities Fund
   (Division 71)                                 7.79%    33.30%    82.86%        N/A     08/05/87
--------------------------------------------------------------------------------------------------
Evergreen Growth and Income Fund
   (Division 56)                               (17.80%)  (24.09%)     N/A       58.20%    01/03/95
--------------------------------------------------------------------------------------------------
Evergreen Small Cap Value Fund (Division 55)   (14.74%)    4.00%      N/A      111.81%    01/03/95
--------------------------------------------------------------------------------------------------
Evergreen Special Equity Fund (Division 65)    (28.26%)    5.44%      N/A       84.79%    03/15/94
--------------------------------------------------------------------------------------------------
Evergreen Value Fund (Division 57)             (19.73%)   (6.05%)   96.36%        N/A     04/12/85
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                                            Fund
                  Table VI                                                     Since     Inception
              Fund and Division                1 Year   5 Years   10 Years   Inception     Date
--------------------------------------------------------------------------------------------------
INVESCO Growth Fund (Division 62)              (41.74%)  (57.42%)  (13.04%)       N/A     11/25/35
--------------------------------------------------------------------------------------------------
Janus Adviser Worldwide Fund (Division 47)     (26.74%)   (0.43%)                 N/A     09/13/93
--------------------------------------------------------------------------------------------------
Janus Fund (Division 61)                       (28.28%)  (11.43%)   75.68%        N/A     02/05/70
--------------------------------------------------------------------------------------------------
Lou Holland Growth Fund (Division 70)          (22.26%)    1.10%      N/A       45.82%    04/30/96
--------------------------------------------------------------------------------------------------
MSIF Trust Mid Cap Growth (Division 64)        (31.70%)   (1.98%)     N/A       25.55%    01/31/97
--------------------------------------------------------------------------------------------------
Putnam Global Equity Fund (Division 28)        (19.92%)    1.46%      N/A       85.99%    07/01/94
--------------------------------------------------------------------------------------------------
Putnam New Opportunities Fund (Division 26)    (31.32%)  (28.16%)   86.14%        N/A     08/31/90
--------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund
   (Division 27)                               (33.47%)  (57.73%)   (2.42%)       N/A     11/01/82
--------------------------------------------------------------------------------------------------
Sit Mid Cap Growth Fund (Division 67)          (35.29%)  (27.75%)   42.39%        N/A     09/02/82
--------------------------------------------------------------------------------------------------
Sit Small Cap Growth Fund (Division 66)        (26.96%)   13.98%      N/A      131.34%    07/01/94
--------------------------------------------------------------------------------------------------
Templeton Foreign Fund (Division 32)            (9.55%)    2.03%    86.31%        N/A     10/05/82
--------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
   (Division 19)                                (5.36%)    6.59%   106.10%        N/A     08/24/88
--------------------------------------------------------------------------------------------------
Vanguard LifeStrategy Conservative Growth
   Fund (Division 54)                           (6.54%)   14.30%      N/A       76.21%    09/30/94
--------------------------------------------------------------------------------------------------
Vanguard LifeStrategy Growth Fund
   (Division 52)                               (16.88%)   (3.06%)     N/A       69.71%    09/30/94
--------------------------------------------------------------------------------------------------
Vanguard LifeStrategy Moderate Growth Fund
   (Division 53)                               (11.44%)    6.20%      N/A       75.02%    09/30/94
--------------------------------------------------------------------------------------------------
Vanguard Long-Term Corporate Fund
   (Division 22)                                12.10%    34.90%    98.64%        N/A     07/09/73
--------------------------------------------------------------------------------------------------
Vanguard Long-Term Treasury Fund
   (Division 23)                                15.51%    42.90%   111.96%        N/A     05/19/86
--------------------------------------------------------------------------------------------------
Vanguard Wellington Fund (Division 25)          (8.05%)   17.69%   137.58%        N/A     07/01/29
--------------------------------------------------------------------------------------------------
Vanguard Windsor II Fund (Division 24)         (17.90%)   (3.36%)  132.51%        N/A     06/24/85
--------------------------------------------------------------------------------------------------

The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4,
1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

                                  Table VII - A


               Annual and Cumulative Change in Purchase Unit Value
           with No Surrender Charge or Account Maintenance Fee Imposed
                (Period from Separate Account Division Inception)

    Annual Change in Purchase Unit Value for the 12 Months Ended December 31,

----------------------------------------------------------------------------------------------------------------------
Table VII - A
Fund and Division               2002     2001     2000     1999     1998     1997     1996     1995     1994     1993
----------------------------------------------------------------------------------------------------------------------
VALIC Company I
----------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund
   (Division 5)                (10.26%)  (5.17%)  (3.46%)  10.65%   17.19%   21.40%    9.99%   23.54%   (2.29%)   8.19%
----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund
   (Division 72)               (25.07)  (15.12)   (6.83)      --       --       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Capital Conservation Fund
   (Division 7)                  7.85     6.70     8.12    (1.40)    6.30     7.49     0.75    19.58    (7.04)   10.88
----------------------------------------------------------------------------------------------------------------------
Core Equity Fund
   (Division 15)               (22.91)  (16.12)   (7.22)    6.33    16.96    19.80    18.18    46.40     4.42       --
----------------------------------------------------------------------------------------------------------------------
Government Securities Fund
   (Division 8)                 10.92     5.71    11.78    (3.74)    7.86     7.83     0.90    16.31    (5.44)    9.70
----------------------------------------------------------------------------------------------------------------------
Growth & Income Fund
   (Division 16)               (22.30)  (10.98)  (11.74)   21.61    13.41    22.60    22.10    30.55     3.49       --
----------------------------------------------------------------------------------------------------------------------
Health Sciences Fund
   (Division 73)               (28.36)   (9.10)    0.04       --       --       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Income & Growth Fund
   (Division 21)               (20.38)   (9.28)   (2.16)      --       --       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
International Equities
   Fund (Division 11)          (19.60)  (22.75)  (18.11)   27.88    17.57     1.18     5.75     9.67     6.90    28.58
----------------------------------------------------------------------------------------------------------------------
International Government
   Bond Fund (Division 13)      16.22    (2.86)   (4.81)   (6.88)   15.92    (5.79)    3.36    17.63     3.42    13.08
----------------------------------------------------------------------------------------------------------------------
International Growth I
   Fund (Division 20)          (19.10)  (26.77)   (0.86)      --       --       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund
   (Division 30)               (28.84)  (23.96)  (10.35)      --       --       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund
   (Division 4)                (15.75)   (1.93)   15.43    13.78    17.80    30.45    17.61    29.24    (4.70)   11.78
----------------------------------------------------------------------------------------------------------------------
Money Market I Fund
   (Division 6)                  0.24     2.65     4.96     3.71     4.12     4.13     3.97     4.51     2.77     1.67
----------------------------------------------------------------------------------------------------------------------
Nasdaq-100 Index Fund
   (Division 46)               (38.87)  (33.16)  (28.27)      --       --       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Opportunities Fund
   (Division 45)               (30.70)  (31.17)  (19.74)      --       --       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Science & Technology Fund
   (Division 17)               (40.80)  (41.77)  (34.78)   98.96    40.71     1.57    12.68    60.07    31.28       --
----------------------------------------------------------------------------------------------------------------------
Small Cap Fund
   (Division 18)               (24.15)   (5.96)   (4.16)      --       --       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund
   (Division 14)               (21.61)    0.98    (4.34)   20.10    (2.92)   21.18    15.57    26.39    (4.30)   14.77
----------------------------------------------------------------------------------------------------------------------
Social Awareness Fund
   (Division 12)               (24.20)  (12.27)  (11.26)   17.46    26.03    35.52    22.75    37.57    (2.42)    6.84
----------------------------------------------------------------------------------------------------------------------
Stock Index Fund
   (Division 10)               (23.21)  (13.08)  (10.25)   19.37    27.14    31.77    21.53    35.95    (0.30)    8.78
----------------------------------------------------------------------------------------------------------------------
Value Fund (Division 74)       (20.37)      --       --       --       --       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
VALIC Company II
----------------------------------------------------------------------------------------------------------------------
Aggressive Growth
   Lifestyle Fund
   (Division 48)               (19.07)  (13.13)   (7.19)   28.99    16.30       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund
   (Division 39)               (31.26)  (22.05)  (23.20)   34.39    21.36       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Conservative Growth
Lifestyle Fund
   (Division 50)                (5.75)   (2.47)    2.32    12.47    12.78       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Core Bond Fund
   (Division 58)                 8.06     5.97     7.67    (1.89)    1.86       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund
   (Division 60)                (2.56)    5.21    (6.69)    2.17     5.06       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
International Growth II Fund
   (Putnam) (Division 33)      (18.02)  (19.56)  (16.79)   55.45    10.31       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund
   (Division 40)               (12.65)   (2.55)    4.79     4.52    15.71       --       --       --       --       --
----------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------
Table VII - A
Fund and Division              2002     2001     2000     1999     1998     1997     1996   1995   1994   1993
--------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund
   (Division 37)              (30.75)  (30.98)   (0.44)    5.60    24.98       --      --    --     --     --
--------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund
   (Division 38)              (14.60)   (2.57)   27.97    21.28    19.80       --      --    --     --     --
--------------------------------------------------------------------------------------------------------------
Moderate Growth Lifestyle
   Fund (Division 49)         (11.08)   (6.40)   (1.31)   17.90    14.83       --      --    --     --     --
--------------------------------------------------------------------------------------------------------------
Money Market II Fund
   (Division 44)                0.51     2.92     5.25     3.98     1.08       --      --    --     --     --
--------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund
   (Division 35)              (33.29)  (24.38)  (21.64)   68.43    22.30       --      --    --     --     --
--------------------------------------------------------------------------------------------------------------
Small Cap Value Fund
   (Division 36)              (13.13)    6.30    21.21    (7.27)   11.04       --      --    --     --     --
--------------------------------------------------------------------------------------------------------------
Socially Responsible Fund
   (Division 41)              (23.95)  (12.37)   (9.90)   17.19    19.15       --      --    --     --     --
--------------------------------------------------------------------------------------------------------------
Strategic Bond Fund
   (Division 59)                5.81     9.72     1.41     3.06     3.80       --      --    --     --     --
--------------------------------------------------------------------------------------------------------------
American Century Ultra
   Fund (Division 31)         (23.91)  (15.48)  (20.69)   40.00    33.14    21.74    3.98    --     --     --
--------------------------------------------------------------------------------------------------------------
Ariel Appreciation Fund
   (Division 69)              (11.25)   15.07     6.34       --       --       --      --    --     --     --
--------------------------------------------------------------------------------------------------------------
Ariel Fund (Division 68)       (6.13)   13.07    11.13       --       --       --      --    --     --     --
--------------------------------------------------------------------------------------------------------------
Credit Suisse Small Cap
   Growth                     (31.47)  (13.94)   (9.10)      --       --       --      --    --     --     --
--------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Table VII - A
Fund and Division               2002     2001     2000     1999     1998    1997     1996    1995     1994   1993
-----------------------------------------------------------------------------------------------------------------
Fund (Division 63)
-----------------------------------------------------------------------------------------------------------------
Dreyfus Basic GNMA Fund
   (Division 71)                 7.79     6.62     3.37       --      --      --       --      --       --    --
-----------------------------------------------------------------------------------------------------------------
Evergreen Growth and
   Income Fund (Division 56)   (17.80)  (15.68)   (6.96)   13.29      --      --       --      --       --    --
-----------------------------------------------------------------------------------------------------------------
Evergreen Small Cap Value
   Fund (Division 55)          (14.74)   16.28    17.68    (0.45)     --      --       --      --       --    --
-----------------------------------------------------------------------------------------------------------------
Evergreen Special Equity
   Fund (Division 65)          (28.26)  (10.12)   (9.38)      --      --      --       --      --       --    --
-----------------------------------------------------------------------------------------------------------------
Evergreen Value Fund
   (Division 57)               (19.73)   (3.52)    8.18     3.41      --      --       --      --       --    --
-----------------------------------------------------------------------------------------------------------------
INVESCO Growth Fund
   (Division 62)               (41.74)  (49.58)  (27.62)      --      --      --       --      --       --    --
-----------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide
   Fund (Division 47)          (26.74)  (21.87)   (8.77)      --      --      --       --      --       --    --
-----------------------------------------------------------------------------------------------------------------
   Janus Fund (Division 61)    (28.28)  (26.85)  (14.95)      --      --      --       --      --       --    --
-----------------------------------------------------------------------------------------------------------------
Lou Holland Growth Fund
   (Division 70)               (22.26)   (6.12)   (7.24)      --      --      --       --      --       --    --
-----------------------------------------------------------------------------------------------------------------
MSIF Trust Mid Cap Growth
   (Division 64)               (31.70)  (30.49)  (13.65)      --      --      --       --      --       --    --
-----------------------------------------------------------------------------------------------------------------
Putnam Global Equity Fund
   (Division 28)               (23.30)  (30.52)  (30.42)   63.00   27.48   12.20     5.77      --       --    --
-----------------------------------------------------------------------------------------------------------------
Putnam New Opportunities
   Fund (Division 26)          (31.32)  (30.80)  (26.89)   67.91   23.12   21.30    (5.24)     --       --    --
-----------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging
   Growth Fund (Division 27)   (33.47)  (46.66)  (51.72)  124.57    9.87    9.08   (10.50)     --       --    --
-----------------------------------------------------------------------------------------------------------------
Sit Mid Cap Growth Fund
   (Division 67)               (35.29)  (34.06)  (14.76)      --      --      --       --      --       --    --
-----------------------------------------------------------------------------------------------------------------
Sit Small Cap Growth Fund
   (Division 66)               (26.96)  (28.91)  (13.53)      --      --      --       --      --       --    --
-----------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund
   (Division 32)                (9.55)  (10.85)   (0.94)   21.37    5.07   14.07    17.40   21.02    (0.41)   --
-----------------------------------------------------------------------------------------------------------------
Templeton Global Asset
   Allocation Fund
   (Division 19)                (5.36)   (8.84)   (5.02)   38.34   (5.82)   5.57     7.59      --       --    --
-----------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy
   Conservative Growth Fund
   (Division 54)                (6.54)   (1.26)    1.77     6.44    7.67      --       --      --       --    --
-----------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy
   Growth Fund (Division 52)   (16.88)  (10.00)   (6.58)   15.82   16.08      --       --      --       --    --
-----------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy
   Moderate Growth Fund
   (Division 53)               (11.44)   (5.62)   (2.15)   10.57   12.35      --       --      --       --    --
-----------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------
Table VII - A
Fund and Division              2002     2001    2000    1999    1998    1997    1996   1995   1994   1993
---------------------------------------------------------------------------------------------------------
Vanguard Long-Term
   Corporate Fund
   (Division 22)               12.10    8.53   10.60   (7.21)   8.04   12.32    4.76    --     --     --
---------------------------------------------------------------------------------------------------------
Vanguard Long-Term
   Treasury Fund
   (Division 23)               15.51    3.31   18.47   (9.61)  11.82   12.44    4.85    --     --     --
---------------------------------------------------------------------------------------------------------
Vanguard Wellington Fund
   (Division 25)               (8.05)   2.88    9.04    3.11   10.65   21.65   10.16    --     --     --
---------------------------------------------------------------------------------------------------------
Vanguard Windsor II Fund
   (Division 24)              (17.90)  (4.61)  15.42   (6.96)  14.90   30.70   12.09    --     --     --
---------------------------------------------------------------------------------------------------------

                                  Table VII - B

               Annual and Cumulative Change in Purchase Unit Value
           with No Surrender Charge or Account Maintenance Fee Imposed
                (Period from Separate Account Division Inception)


          Cumulative Change for Each Period End Since December 31, 1992

--------------------------------------------------------------------------------------------------------------------
Table VII - B
Fund and Division             2002     2001     2000     1999     1998     1997     1996     1995     1994     1993
--------------------------------------------------------------------------------------------------------------------
VALIC Company I
--------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund
   (Division 5)               85.76%  107.01%  118.30%  126.12%  104.36%   74.39%   43.65%   30.61%    5.72%    8.19%
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund
   (Division 72)             (40.74)  (20.92)   (6.83)      --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Capital Conservation Fund
   (Division 7)               74.04    61.38    51.24    39.89    41.88    33.47    24.17    23.25     3.07    10.88
--------------------------------------------------------------------------------------------------------------------
Core Equity Fund
   (Division15)               61.49   109.46   149.72   169.15   153.13   116.44    80.67    52.87     4.42       --
--------------------------------------------------------------------------------------------------------------------
Government Securities Fund
   (Division 8)               78.64    61.05    52.34    36.29    41.58    31.26    21.73    20.65     3.73     9.70
--------------------------------------------------------------------------------------------------------------------
Growth & Income Fund
   (Division 16)              70.30   119.18   146.20   178.96   129.38   102.25    64.96    35.11     3.49       --
--------------------------------------------------------------------------------------------------------------------
Health Sciences Fund
   (Division 73)             (34.85)   (9.06)    0.04       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Income & Growth Fund
   (Division 21)             (29.33)  (11.24)   (2.16)      --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------
International Equities
   Fund (Division 11)         23.33    53.39    98.56   142.49    89.62    61.29    59.41    50.75    37.45    28.58
--------------------------------------------------------------------------------------------------------------------
International Government
   Bond Fund (Division 13)    55.38    33.70    37.64    44.60    55.28    33.95    42.18    37.56    16.94    13.08
--------------------------------------------------------------------------------------------------------------------
International Growth I
   Fund (Division 20)        (41.27)  (27.40)   (0.86)      --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund
   (Division 30)             (51.49)  (31.83)  (10.35)      --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund
   (Division 4)              169.99   220.46   226.77   183.09   148.81   111.21    61.91    37.67     6.53    11.78
--------------------------------------------------------------------------------------------------------------------
Money Market I Fund
   (Division 6)               37.88    37.55    34.00    27.67    23.09    18.22    13.53     9.19     4.48     1.67
--------------------------------------------------------------------------------------------------------------------
Nasdaq-100 Index Fund
   (Division 46)             (70.69)  (52.05)  (28.27)      --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Opportunities Fund
   (Division 45)             (61.72)  (44.76)  (19.74)      --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Science & Technology Fund
   (Division 17)              51.35   155.68   339.10   573.27   238.39   140.50   136.78   110.13    31.28       --
--------------------------------------------------------------------------------------------------------------------
Small Cap Fund
   (Division 18)             (31.63)   (9.87)   (4.16)      --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund
   (Division 14)              71.67   118.99   116.86   126.70    88.76    94.43    60.45    38.83     9.84    14.77
--------------------------------------------------------------------------------------------------------------------
Social Awareness Fund
   (Division 12)             103.83   168.92   206.52   245.39   194.04   133.32    76.06    43.42     4.25     6.84
--------------------------------------------------------------------------------------------------------------------
Stock Index Fund
   (Division 10)             114.67   179.55   221.61   258.34   200.18   136.11    79.18    47.44      8.46    8.78
--------------------------------------------------------------------------------------------------------------------
Value Fund (Division 74)     (20.37)      --       --       --       --       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------
VALIC Company II
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth
   Lifestyle Fund
   (Division 48)              (2.12)   20.95    39.23    50.01    16.30       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund
   (Division 39)             (32.87)   (2.36)   25.27    63.10    21.36       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Conservative Growth
   Lifestyle Fund
   (Division 50)              19.31    26.58    29.78    26.84    12.78       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------
Core Bond Fund
   (Division 58)              23.22    14.02     7.60   (0.07)     1.86       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund
   (Division 60)               2.68     5.38     0.16     7.34     5.06       --       --       --       --       --
--------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------
Table VII - B
Fund and Division            2002     2001    2000    1999     1998   1997   1996   1995   1994   1993
------------------------------------------------------------------------------------------------------
International Growth II
   Fund (Division 33)        (5.91)  14.78   42.70    71.48   10.31    --     --     --     --     --
------------------------------------------------------------------------------------------------------
Large Cap Value Fund
   (Division 40)              7.88   23.50   26.73    20.94   15.71    --     --     --     --     --
------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund
   (Division 37)            (37.20)  (9.31)  31.40    31.98   24.98    --     --     --     --     --
------------------------------------------------------------------------------------------------------
Mid Cap Value Fund
   (Division 38)             54.69   81.14   85.92    45.29   19.80    --     --     --     --     --
------------------------------------------------------------------------------------------------------
Moderate Growth Lifestyle
   Fund (Division 49)        11.19   25.05   33.60    35.38   14.83    --     --     --     --     --
------------------------------------------------------------------------------------------------------
Money Market II Fund
   (Division 44)             14.42   13.85   10.62     5.11    1.08    --     --     --     --     --
------------------------------------------------------------------------------------------------------
Small Cap Growth Fund
   (Division 35)            (18.57)  22.06   61.41   105.98   22.30    --     --     --     --     --
------------------------------------------------------------------------------------------------------
Small Cap Value Fund
   (Division 36)             15.26   32.68   24.82     2.97   11.04    --     --     --     --     --
------------------------------------------------------------------------------------------------------
Socially Responsible Fund
   (Division 41)            (16.15)  10.25   25.81    39.63   19.15    --     --     --     --     --
------------------------------------------------------------------------------------------------------
Strategic Bond Fund
   (Division 59)             25.94   19.03    8.48     6.98    3.80    --     --     --     --     --
------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Table VII - B
Fund and Division              2002     2001     2000     1999     1998     1997     1996     1995    1994   1993
-----------------------------------------------------------------------------------------------------------------
American Century Ultra
   Fund (Division 31)          20.36    58.18    87.15   135.98    68.55    26.59     3.98      --      --    --
-----------------------------------------------------------------------------------------------------------------
Ariel Appreciation Fund
   (Division 69)                8.59    22.36     6.34       --       --       --       --      --      --    --
-----------------------------------------------------------------------------------------------------------------
Ariel Fund (Division 68)       17.95    25.65    11.13       --       --       --       --      --      --    --
-----------------------------------------------------------------------------------------------------------------
Credit Suisse Small Cap
   Growth Fund
   (Division 63)              (46.40)  (21.78)   (9.10)      --       --       --       --      --      --    --
-----------------------------------------------------------------------------------------------------------------
Dreyfus BASIC U.S.
   Mortgage Securities Fund
   (Division 71)               18.80    10.21     3.37       --       --       --       --      --      --    --
-----------------------------------------------------------------------------------------------------------------
Evergreen Growth and
   Income Fund
   (Division 56)              (26.94)  (11.12)    5.41    13.29       --       --       --      --      --    --
-----------------------------------------------------------------------------------------------------------------
Evergreen Small Cap Value
   Fund (Division 55)          16.14    36.23    17.16    (0.45)      --       --       --      --      --    --
-----------------------------------------------------------------------------------------------------------------
Evergreen Special Equity
   Fund (Division 65)         (41.57)  (18.55)   (9.38)      --       --       --       --      --      --    --
-----------------------------------------------------------------------------------------------------------------
Evergreen Value Fund
   (Division 57)              (13.36)    7.94    11.87     3.41       --       --       --      --      --    --
-----------------------------------------------------------------------------------------------------------------
INVESCO Growth Fund
   (Division 62)              (78.74)  (63.51)  (27.62)      --       --       --       --      --      --    --
-----------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide
   Fund (Division 47)         (47.78)  (28.72)   (8.77)      --       --       --       --      --      --    --
-----------------------------------------------------------------------------------------------------------------
Janus Fund (Division 61)      (55.38)  (37.78)  (14.95)      --       --       --       --      --      --    --
-----------------------------------------------------------------------------------------------------------------
Lou Holland Growth Fund
   (Division 70)              (32.30)  (12.92)   (7.24)      --       --       --       --      --      --    --
-----------------------------------------------------------------------------------------------------------------
MSIF Trust Mid Cap Growth
   (Division 64)              (59.00)  (39.97)  (13.65)      --       --       --       --      --      --    --
-----------------------------------------------------------------------------------------------------------------
Putnam Global Equity Fund
   (Division 28)               (8.55)   19.22    71.59   146.59    51.29    18.68     5.77      --      --    --
-----------------------------------------------------------------------------------------------------------------
Putnam New Opportunities
   Fund (Division 26)         (17.42)   20.23    73.73   137.63    41.52    14.95    (5.24)     --      --    --
-----------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging
   Growth Fund
   (Division 27)              (58.73)  (37.97)   16.29   140.89     7.27    (2.37)  (10.50)     --      --    --
-----------------------------------------------------------------------------------------------------------------
Sit Mid Cap Growth Fund
   (Division 67)              (63.63)  (43.79)  (14.76)      --       --       --       --      --      --    --
-----------------------------------------------------------------------------------------------------------------
Sit Small Cap Growth Fund
   (Division 66)              (55.10)  (38.52)  (13.53)      --       --       --       --      --      --    --
-----------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund
   (Division 32)               15.88    28.12    40.55    47.98     6.97    13.58     7.59      --      --    --
-----------------------------------------------------------------------------------------------------------------
Templeton Global Asset
   Allocation Fund
   (Division 19)               72.03    81.77   103.88   105.81    69.58    61.39    41.48   20.52   -0.41    --
-----------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy
   Conservative Growth Fund
   (Division 54)                7.63    15.16    16.63    14.61     7.67       --       --      --      --    --
-----------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy
   Growth Fund
   (Division 52)               (6.05)   13.04    25.59    34.44    16.08       --       --      --      --    --
-----------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy
   Moderate Growth Fund
   (Division 53)                1.60    14.72    21.55    24.23    12.35       --       --      --      --    --
-----------------------------------------------------------------------------------------------------------------
Vanguard Long-Term
   Corporate Fund
   (Division 22)               58.73    41.60    30.47    17.97    27.13    17.66     4.76      --      --    --
-----------------------------------------------------------------------------------------------------------------
Vanguard Long-Term
   Treasury Fund
   (Division 23)               68.47    45.84    41.17    19.16    31.83    17.89     4.85      --      --    --
-----------------------------------------------------------------------------------------------------------------
Vanguard Wellington Fund
   (Division 25)               57.72    71.54    66.73    52.90    48.28    34.01    10.16      --      --    --
-----------------------------------------------------------------------------------------------------------------
Vanguard Windsor II Fund
   (Division 24)               41.57    72.43    80.76    56.60    68.32    46.49    12.09      --      --    --
-----------------------------------------------------------------------------------------------------------------

                                 Table VIII - A

               Annual and Cumulative Change in Purchase Unit Value
           with No Surrender Charge or Account Maintenance Fee Imposed
                     (Period from Underlying Fund Inception)


    Annual Change in Purchase Unit Value for the 12 Months Ended December 31,

--------------------------------------------------------------------------------------------------------------------
Table VIII - A
Fund and Division                 2002     2001     2000     1999     1998     1997    1996    1995    1994     1993
--------------------------------------------------------------------------------------------------------------------
Core Equity Fund
   (Division 15)                 (22.91%) (16.12%)  (7.22%)   6.33%   16.96%  19.80%  18.18%  46.40%    0.18%     --
--------------------------------------------------------------------------------------------------------------------
Growth & Income Fund
   (Division 16)                 (22.30)  (10.98)  (11.74)   21.61    13.41   22.60   22.10   30.55    (0.68)     --
--------------------------------------------------------------------------------------------------------------------
Science & Technology Fund
   (Division 17)                 (40.80)  (41.77)  (34.78)   98.96    40.71    1.57   12.68   60.07    24.77      --
--------------------------------------------------------------------------------------------------------------------
American Century Ultra
   Fund (Division 31)            (23.91)  (15.48)  (20.69)   40.00    33.14   21.74   12.43   36.23    (4.63)  20.54
--------------------------------------------------------------------------------------------------------------------
Ariel Appreciation Fund
   (Division 69)                 (11.25)   15.07    17.65    (4.75)   18.37   36.61   22.50   22.95    (9.31)   6.87
--------------------------------------------------------------------------------------------------------------------
Ariel Fund (Division 68)          (6.13)   13.07    27.50    (6.70)    8.80   35.12   22.30   17.35    (5.18)   7.65
--------------------------------------------------------------------------------------------------------------------
Credit Suisse Small Cap
   Growth Fund (Division 63)     (31.47)  (13.94)  (10.03)   97.35    (2.39)  21.09      --      --       --      --
--------------------------------------------------------------------------------------------------------------------
Dreyfus BASIC U.S.
   Mortgage Securities Fund
   (Division 71)                   7.79     6.62     9.91     1.80     3.67    8.46    3.77   15.47    (1.97)   7.68
--------------------------------------------------------------------------------------------------------------------
Evergreen Growth and
   Income Fund (Division 56)     (17.80)  (15.68)   (6.96)   13.29     3.90   29.66   22.31   31.42       --      --
--------------------------------------------------------------------------------------------------------------------
Evergreen Small Cap Value
   Fund (Division 55)            (14.74)   16.28    17.68    (0.45)  (10.46)  32.06   20.83   27.64       --      --
--------------------------------------------------------------------------------------------------------------------
Evergreen Special Equity
   Fund (Division 65)            (28.26)  (10.12)   (8.86)   72.09     4.26   17.93   24.72   33.15   (10.51)     --
--------------------------------------------------------------------------------------------------------------------
Evergreen Value Fund
   (Division 57)                 (19.73)   (3.52)    8.18     3.41     8.44   24.51   17.77   30.54     0.87    8.24
--------------------------------------------------------------------------------------------------------------------
INVESCO Growth Fund
   (Division 62)                 (41.74)  (49.58)  (24.68)   37.15    40.34   25.98   19.67   28.48    (9.79)  16.86
--------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide
   Fund (Division 47)            (26.74)  (21.87)  (15.50)   62.10    27.00   13.46      --      --       --      --
--------------------------------------------------------------------------------------------------------------------
Janus Fund (Division 61)         (28.28)  (26.85)  (15.76)   45.71    37.54   21.51   18.44   28.17    (2.09)   9.82
--------------------------------------------------------------------------------------------------------------------
Lou Holland Growth Fund
   (Division 70)                 (22.26)   (6.12)   (4.53)    7.94    34.43   26.68   13.86      --       --      --
--------------------------------------------------------------------------------------------------------------------
MSIF Trust Mid Cap Growth
   (Division 64)                 (31.70)  (30.49)   (8.48)   66.29    35.66   28.08      --      --       --      --
--------------------------------------------------------------------------------------------------------------------
Putnam Global Equity Fund
   (Division 28)                 (19.92)  (22.79)  (11.10)   58.05    16.81   22.18   15.43   27.62     1.85      --
--------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities
   Fund (Division 26)            (31.32)  (30.80)  (26.89)   67.91    23.12   21.30    9.70   44.85     2.30   31.39
--------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging
   Growth Fund (Division 27)     (33.47)  (46.66)  (51.72)  124.57     9.87    9.08    3.53   54.42     1.24   30.76
--------------------------------------------------------------------------------------------------------------------
Sit Mid Cap Growth Fund
   (Division 67)                 (35.29)  (34.06)   (5.30)   69.02     5.77   16.54   20.67   32.34    (1.46)   7.48
--------------------------------------------------------------------------------------------------------------------
Sit Small Cap Growth Fund
   (Division 66)                 (26.96)  (28.91)    5.21   106.67     0.95    6.56   13.84   50.70    11.02      --
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund
   (Division 32)                  (9.55)   (8.84)   (5.02)   38.34    (5.82)   5.57   16.74   10.07    (0.63)  35.47
--------------------------------------------------------------------------------------------------------------------
Templeton Global Asset
   Allocation Fund
   (Division 19)                  (5.36)  (10.85)   (0.94)   21.37     5.07   14.07   17.40   21.02    (4.24)  24.59
--------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy
   Conservative Growth Fund
   (Division 54)                  (6.54)   (1.26)    1.77     6.44    14.35   15.38    9.00   22.84    (0.21)     --
--------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy
   Growth Fund (Division 52)     (16.88)  (10.00)   (6.58)   15.82    19.77   20.78   14.00   27.68    (0.41)     --
--------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy
   Moderate Growth Fund
   (Division 53)                 (11.44)   (5.62)   (2.15)   10.57    17.43   18.31   11.33   26.39    (1.01)     --
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term
   Corporate Fund
   (Division 22)                  12.10     8.53    10.60    (7.21)    8.04   12.32   (0.72)  24.84    (6.46)  13.08
--------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term
   Treasury Fund (Division 23)    15.51     3.31    18.47    (9.61)   11.82   12.44   (3.08)  28.51    (8.18)  15.35
--------------------------------------------------------------------------------------------------------------------
Vanguard Wellington Fund
   (Division 25)                  (8.05)    2.88     9.04     3.11    10.65   21.65   14.69   31.29    (1.71)  12.12
--------------------------------------------------------------------------------------------------------------------
Vanguard Windsor II Fund
   (Division 24)                 (17.90)   (4.61)   15.42    (6.96)   14.90   30.70   22.56   37.13    (2.38)  12.20
--------------------------------------------------------------------------------------------------------------------

                                 Table VIII - B

               Annual and Cumulative Change in Purchase Unit Value
           with No Surrender Charge or Account Maintenance Fee Imposed
                     (Period from Underlying Fund Inception)


Cumulative Change in Purchase Unit Value for Each Period End Since December 31,
                                      1992

-----------------------------------------------------------------------------------------------------------------------
Table VIII - B
Fund and Division                 2002     2001     2000     1999     1998     1997     1996     1995     1994    1993
-----------------------------------------------------------------------------------------------------------------------
Core Equity Fund
   (Division 15)                  54.93%  100.96%  139.58%  158.22%  142.85%  107.65%   73.33%   46.66%    0.18%     --
-----------------------------------------------------------------------------------------------------------------------
Growth & Income Fund
   (Division 16)                  63.42   110.33   136.26   167.70   120.12    94.09    58.31    29.66    (0.68)     --
-----------------------------------------------------------------------------------------------------------------------
Science & Technology Fund
   (Division 17)                  43.85   143.01   317.33   539.90   221.62   128.57   125.05    99.72    24.77      --
-----------------------------------------------------------------------------------------------------------------------
American Century Ultra
   Fund (Division 31)            103.81   167.86   216.92   299.60   185.42   114.37    76.09    56.62    14.96   20.54
-----------------------------------------------------------------------------------------------------------------------
Ariel Appreciation Fund
   (Division 69)                 170.15   204.40   164.54   124.85   136.06    99.42    45.98    19.16    (3.08)   6.87
-----------------------------------------------------------------------------------------------------------------------
Ariel Fund (Division 68)         171.92   189.67   156.19   100.93   115.37    97.95    46.50    19.79     2.07    7.65
-----------------------------------------------------------------------------------------------------------------------
Credit Suisse Small Cap
   Growth Fund (Division 63)      23.77    80.62   109.88   133.27    18.20    21.09       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
Dreyfus BASIC U.S.
   Mortgage Securities Fund
   (Division 71)                  82.86    69.65    59.12    44.77    42.21    37.18    26.48    21.88     5.55    7.68
-----------------------------------------------------------------------------------------------------------------------
Evergreen Growth and
   Income Fund (Division 56)      58.20    92.47   128.27   145.33   116.55   108.42    60.74    31.42       --      --
-----------------------------------------------------------------------------------------------------------------------
Evergreen Small Cap Value
   Fund (Division 55)            111.81   148.44   113.66    81.56    82.37   103.67    54.22    27.64       --      --
-----------------------------------------------------------------------------------------------------------------------
Evergreen Special Equity
   Fund (Division 65)             84.79   157.59   186.59   214.45    82.72    75.26    48.61    19.16   (10.51)     --
-----------------------------------------------------------------------------------------------------------------------
Evergreen Value Fund
   (Division 57)                  96.36   144.61   153.53   134.36   126.63   108.99    67.85    42.53     9.18    8.24
-----------------------------------------------------------------------------------------------------------------------
INVESCO Growth Fund
   (Division 62)                 (13.04)   49.26   196.04   293.04   186.58   104.20    62.09    35.44     5.42   16.86
-----------------------------------------------------------------------------------------------------------------------
Janus Adviser Worldwide
   Fund (Division 47)             12.97    54.21    97.37   133.58    44.10    13.46       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
Janus Fund (Division 61)          75.68   144.97   234.87   297.51   172.81    98.35    63.23    37.82     7.53    9.82
-----------------------------------------------------------------------------------------------------------------------
Lou Holland Growth Fund
   (Division 70)                  45.82    87.58    99.80   109.29    93.90    44.24    13.86       --       --      --
-----------------------------------------------------------------------------------------------------------------------
MSIF Trust Mid Cap Growth
   (Division 64)                  25.55    83.81   164.41   188.93    73.75    28.08       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
Putnam Global Equity Fund
   (Division 28)                  85.99   132.27   200.84   238.42   114.13    83.31    50.04    29.98     1.85      --
-----------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities
   Fund (Division 26)             86.14   171.01   291.61   435.63   218.99   159.10   113.59    94.71    34.42   31.39
-----------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging
   Growth Fund (Division 27)      (2.42)   46.67   174.98   469.58   153.63   130.84   111.62   104.41    32.38   30.76
-----------------------------------------------------------------------------------------------------------------------
Sit Mid Cap Growth Fund
   (Division 67)                  42.39   120.06   233.71   252.37   108.48    97.10    69.12    40.15     5.90    7.48
-----------------------------------------------------------------------------------------------------------------------
Sit Small Cap Growth Fund
   (Division 66)                 131.34   216.71   345.49   323.45   104.89   102.96    90.46    67.31    11.02      --
-----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund
   (Division 32)                  86.31   105.99   125.97   137.92    71.98    82.60    72.97    48.17    34.61   35.47
-----------------------------------------------------------------------------------------------------------------------
Templeton Global Asset
   Allocation Fund
   (Division 19)                 106.10   117.77   144.26   146.57   103.16    93.36    69.50    44.39    19.31   24.59
-----------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy
   Conservative Growth Fund
   (Division 54)                  76.21    88.54    90.95    87.63    76.28    54.16    33.61    22.58    (0.21)     --
-----------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy
   Growth Fund (Division 52)      69.71   104.19   126.86   142.85   109.69    75.07    44.95    27.15    (0.41)     --
-----------------------------------------------------------------------------------------------------------------------
Vanguard LifeStrategy
   Moderate Growth Fund
   (Division 53)                  75.02    97.62   109.38   113.99    93.53    64.80    39.29    25.12    (1.01)     --
-----------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term
   Corporate Fund
   (Division 22)                  98.64    77.20    63.28    47.63    59.10    47.25    31.10    32.06     5.78   13.08
-----------------------------------------------------------------------------------------------------------------------
Vanguard Long-Term
   Treasury Fund (Division 23)   111.96    83.50    77.62    49.93    65.86    48.33    31.92    36.11     5.91   15.35
-----------------------------------------------------------------------------------------------------------------------
Vanguard Wellington Fund
   (Division 25)                 137.58   158.39   151.15   130.32   123.37   101.87    65.94    44.68    10.20   12.12
-----------------------------------------------------------------------------------------------------------------------
Vanguard Windsor II Fund
   (Division 24)                 132.51   183.19   196.87   157.19   176.45   140.60    84.08    50.20     9.53   12.20
-----------------------------------------------------------------------------------------------------------------------


The Table reflects actual historical performance of the related Separate Account Divisions 15-20 since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 51-54 since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998 based on investment in a hypothetical Contract. The Table reflects actual historical performance of the related Separate Account Divisions 55-57 since inception of each Division (January 4,
1999) and hypothetical performance for periods prior to January 4, 1999 based on investment in a hypothetical Contract. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

--------------------------------------------------------------------------------
                                 PAYOUT PAYMENTS
--------------------------------------------------------------------------------

Assumed Investment Rate

     The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described here as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

Amount of Payout Payments

     The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division . If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division .

     Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

Payout Unit Value

     The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                Illustration of Calculation of Payout Unit Value

     Example 8.

     1. Payout Unit value, beginning of period......................   $ .980000
     2. Net investment factor for Period (see Example 3)............    1.023558
     3. Daily adjustment for 3 1/2% Assumed Investment Rate.........     .999906
     4. (2)x(3).....................................................    1.023462
     5. Payout Unit value, end of period (1)x(4)....................   $1.002993

                         Illustration of Payout Payments

     Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

     1. Number of Purchase Units at Payout Date....................    10,000.00

     2. Purchase Unit value (see Example 3)........................   $ 1.800000

     3. Account Value of Contract (1)x(2)..........................   $18,000.00

     4. First monthly Payout Payment per $1,000 of Account Value...   $     5.63

     5. First monthly Payout Payment (3)x(4)/1,000.................   $   101.34

     6. Payout Unit value (see Example 8)..........................   $  .980000

     7. Number of Payout Units (5)/(6).............................      103.408

     8. Assume Payout Unit value for second month equal to.........   $  .997000

     9. Second monthly Payout Payment (7)x(8)......................   $   103.10

    10. Assume Payout Unit value for third month equal to..........   $  .953000

    11. Third monthly Payout Payment (7)x(10)......................   $    98.55

--------------------------------------------------------------------------------
                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for VALIC Separate Account A is American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC. The address of the Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Texas corporation and is a member of the NASD.

     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 6.0% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.


     Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. For Portfolio Director Plus, sales commissions paid for the years 2000, 2001 and 2002 were $10,620,035, $23,272,879 and $35,511,744, respectively. For Portfolio Director 2, sales commissions paid for the years 2000, 2001 and 2002 were $78,723,498, $57,048,609 and $52,196,386, respectively. For Portfolio Director, sales commissions paid for the years 2000, 2001 and 2002 were $19,789,994, $16,975,225, and $14,696,033, respectively. The
Distributor retained $0 in commissions for each of the Portfolio Director products those same years.


--------------------------------------------------------------------------------
                                     EXPERTS
--------------------------------------------------------------------------------



     In 2002, due to AIG's acquisition of VALIC and its affiliated companies, VALIC changed its independent auditor from Ernst & Young LLP ("E&Y") located at 1401 McKinney Street, Suite 1200, 5 Houston Center, Houston, Texas 77010 to PricewaterhouseCoopers LLP ("PWC") located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678. AIG has been using PWC as its corporate-wide auditing firm.




     The consolidated financial statements of The Variable Annuity Life Insurance Company as of December 31, 2002 and for the year then ended and the financial statements of The Variable Annuity Life Insurance Company Separate Account A as of December 31, 2002 and for the year then ended, all included in this registration statement have so been included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

     The consolidated financial statements of the Company at December 31, 2001, and for each of the two years in the period then ended, and the financial statements of changes in net assets of the Company's Separate Account for the year ended December 31, 2001 and for the year then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors; as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firms as experts in accounting and auditing.



--------------------------------------------------------------------------------
                        COMMENTS ON FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

     The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 2002.


                                       40



                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

               INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS


                                                                       Page
                                                                     Number(s)
                                                                     ---------

Reports of Independent Accountants/Auditors                           1 to 2

Consolidated Balance Sheets - December 31, 2002 and 2001              3 to 4

Consolidated Statements of Income and Comprehensive Income
- Years Ended December 31, 2002, 2001 and 2000                        5 to 6

Consolidated Statements of Cash Flows - Years Ended
December 31, 2002, 2001 and 2000                                      7 to 8

Notes to Consolidated Financial Statements                            9 to 31

                        Report of Independent Accountants


To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet as of December 31, 2002 and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and subsidiaries (the "Company") at December 31, 2002, and the results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2, the Company adopted Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets as of January 1, 2002.


/s/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 12, 2003

                         Report of Independent Auditors


To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company:



We have audited the accompanying consolidated balance sheet of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 2001, and the related consolidated statements of income and comprehensive income and cash flows for the years ended December 31, 2001 and 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 2001, and the consolidated results of their operations and their cash flows for the years ended December 31, 2001 and 2000 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the consolidated financial statements, in 2001 the Company changed its method of accounting for interest income and the recognition of impairment related to beneficial interests held in an investment portfolio.



                                                    /s/ ERNST & YOUNG LLP

Houston, Texas
February 1, 2002

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS


                                                               December 31,   December 31,
                                                                   2002           2001
                                                               ------------   ------------
                                                                     (In millions)

ASSETS

Investments and cash:
    Cash and short-term investments                            $        187   $        527
    Bonds, notes and redeemable preferred stocks
       available for sale, at fair value
       (amortized cost: December 2002, $24,975;
         December 2001, $22,108)                                     25,857         22,290
    Mortgage loans                                                    1,837          1,704
    Policy loans                                                        874            898
    Separate account seed money (cost: December 2002,
      $148; December 2001, $170)                                        127            148
    Common stocks available for sale, at fair value (cost:
      December 2002, $36; December 2001, $12)                            29              8
    Partnerships                                                        596            174
    Other invested assets                                             3,217             30
                                                               ------------   ------------

    Total investments and cash                                       32,724         25,779


    Variable annuity assets held in separate accounts                14,644         17,639
    Accrued investment income                                           392            382
    Deferred acquisition costs                                        1,376          1,387
    Other assets                                                        138            510
                                                               ------------   ------------

    TOTAL ASSETS                                               $     49,274   $     45,697
                                                               ============   ============


          See accompanying notes to consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (Continued)

                                                            December 31,   December 31,
                                                                2002           2001
                                                            ------------   ------------
                                                                  (In millions)

LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
    Reserves for fixed annuity contracts                    $     26,528   $     24,375
    Securities loaned under collateral agreement                   3,216             15
    Income taxes currently payable                                    26             44
    Other liabilities                                                688            512
                                                            ------------   ------------

    Total reserves, payables and accrued liabilities              30,458         24,946
                                                            ------------   ------------

Variable annuity liabilities related to separate accounts
                                                                  14,644         17,639
                                                            ------------   ------------

Deferred income taxes                                                669            452
                                                            ------------   ------------

Shareholder's equity:
     Common stock                                                      4              4
     Additional paid-in capital                                    1,324            880
     Retained earnings                                             1,783          1,701
     Accumulated other comprehensive income                          392             75
                                                            ------------   ------------

     Total shareholder's equity                                    3,503          2,660
                                                            ------------   ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                  $     49,274   $     45,697
                                                            ============   ============


          See accompanying notes to consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                                 Years Ended December 31,
                                                       --------------------------------------------
                                                           2002            2001             2000
                                                       ------------    ------------    ------------
                                                                      (In millions)

REVENUES:

     Investment income                                 $      1,891    $      1,841    $      1,838
     Fee income:
        Variable annuity fees                                   205             234             299
        Other fee income                                         37              35              29
     Net realized investment losses                            (179)            (27)            (91)
                                                       ------------    ------------    ------------

     Total revenues                                           1,954           2,083           2,075
                                                       ------------    ------------    ------------

BENEFITS AND EXPENSES:

     Interest credited to fixed annuity contracts             1,181           1,229           1,205
     General and administrative expenses, net of
        deferrals                                               146             172             235
     Amortization of deferred acquisition costs                 (35)            124             (47)
     Annual commissions                                          70              71              65
                                                       ------------    ------------    ------------

     Total benefits and expenses                              1,362           1,596           1,458
                                                       ------------    ------------    ------------

PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
     ACCOUNTING CHANGE                                          592             487             617

Income tax expense                                              189             133             209
                                                       ------------    ------------    ------------

INCOME BEFORE CUMULATIVE EFFECT
     OF ACCOUNTING CHANGE                                       403             354             408

Cumulative effect of accounting change, net of tax
                                                                 --             (18)             --
                                                       ------------    ------------    ------------

NET INCOME                                             $        403    $        336    $        408
                                                       ------------    ------------    ------------


          See accompanying notes to consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                                Years Ended December 31,
                                                        --------------------------------------
                                                           2002          2001          2000
                                                        ----------    ----------    ----------
                                                                    (In millions)

OTHER COMPREHENSIVE INCOME:
      Net unrealized gains on fixed
         maturity and equity
         securities available for
         sale identified in the
         current period                                 $      922    $      310    $      469
      Less reclassification
         adjustment for net realized gains (losses)
         included in net income                               (227)          (52)          (97)
      Net change related to foreign currency hedges              3            14            13
      Adjustment to deferred acquisition costs                (201)          (70)         (128)
      Income tax expense, net of releases of deferred
         tax valuation allowance of
         $8 in 2001 and $60 in 2000                           (180)          (64)          (33)
                                                        ----------    ----------    ----------

OTHER COMPREHENSIVE INCOME                                     317           138           224
                                                        ----------    ----------    ----------

COMPREHENSIVE INCOME                                    $      720    $      474    $      632
                                                        ==========    ==========    ==========


         See accompanying notes to consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                             Years Ended December 31,
                                                      --------------------------------------
                                                         2002          2001          2000
                                                      ----------    ----------    ----------
                                                                  (In millions)

CASH FLOWS FROM OPERATING ACTIVITIES:
     Net income                                       $      403    $      336    $      408
     Adjustments to reconcile net
        income to net cash provided
             by operating activities:
             Cumulative effect of accounting
                change, net of tax                            --            18            --
             Interest credited to fixed
                annuity contracts                          1,181         1,229         1,205
             Net realized investment losses                  179            27            91
             Accretion of net discounts on
                investments                                  (49)          (33)          (28)
             Provision (benefit) for deferred
                income taxes                                  40            (8)          104
     Change in:
        Accrued investment income                            (10)           (3)            8
        Deferred acquisition costs                          (190)          (40)         (225)
        Other assets                                          30            33             3
        Income taxes currently payable                       (18)           28            (3)
        Other liabilities                                    (51)          (13)           12
     Other, net                                               (3)          (59)          (62)
                                                      ----------    ----------    ----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                  1,512         1,515         1,513
                                                      ----------    ----------    ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
     Purchases of:
        Bonds, notes and redeemable
           preferred stocks                              (26,142)      (24,170)       (8,537)
        Mortgage loans                                      (246)         (194)         (326)
        Other investments, excluding
           short-term investments                         (2,751)       (4,024)      (10,417)
     Sales of:
        Bonds, notes and redeemable
           preferred stocks                               22,142        20,532         6,898
        Other investments, excluding
           short-term investments                          2,954         3,833        10,385
     Redemptions and maturities of:
        Bonds, notes and redeemable
           preferred stocks                                1,423         2,873         2,169
        Mortgage loans                                       117           116           134
                                                      ----------    ----------    ----------

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES       (2,503)       (1,034)          306
                                                      ----------    ----------    ----------


          See accompanying notes to consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                  Years Ended December 31,
                                           --------------------------------------
                                              2002          2001          2000
                                           ----------    ----------    ----------
                                                       (In millions)

CASH FLOWS FROM FINANCING ACTIVITIES:
    Deposits on fixed annuity contracts    $    2,244    $    1,766    $    1,380
    Net exchanges to (from) the fixed
       accounts of variable annuity
           contracts                              739           406          (421)
    Withdrawal payments on fixed annuity
       contracts                               (1,803)       (1,871)       (2,353)
    Claims and annuity payments on fixed
       annuity contracts                         (208)         (188)         (203)
    Capital contributions from Parent              --            27             2
    Dividends paid to Parent                     (321)         (227)         (211)
                                           ----------    ----------    ----------
NET CASH PROVIDED BY (USED IN)
    FINANCING ACTIVITIES                          651           (87)       (1,806)
                                           ----------    ----------    ----------
NET INCREASE (DECREASE) IN CASH AND
    SHORT-TERM INVESTMENTS                       (340)          394            13
CASH AND SHORT-TERM INVESTMENTS AT
    BEGINNING OF PERIOD                           527           133           120
                                           ----------    ----------    ----------
CASH AND SHORT-TERM INVESTMENTS AT
    END OF PERIOD                          $      187    $      527    $      133
                                           ==========    ==========    ==========
SUPPLEMENTAL CASH FLOW INFORMATION:

    Interest paid on indebtedness          $        4    $       --    $       --
                                           ==========    ==========    ==========

    Income taxes paid to Parent            $      163    $      108    $      107
                                           ==========    ==========    ==========


         See accompanying notes to consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.       NATURE OF OPERATIONS

         The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of American General Life Insurance Company (the "Parent"), a Texas-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services and retirement savings and asset management. The Company is a Texas-domiciled life insurance company that provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, healthcare, public sector and not-for-profit organizations. The Company markets products nationwide through exclusive sales representatives.

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

         Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to reserves for fixed annuity contracts upon receipt.

         The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. Actual results could differ from those estimates.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         INVESTMENTS: Cash and short-term investments includes cash, commercial paper and money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax and amortization of deferred acquisition costs, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes and redeemable preferred stocks and common stocks are reduced to estimated net realizable value when declines in such values are considered to be other than temporary. These reductions are recorded as realized losses in the consolidated statement of income and comprehensive income. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at fair value. Partnerships are carried at fair value.

         Other invested assets consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

         DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate and currency swap agreements and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         The Company recognizes all derivatives in the consolidated balance sheet at fair value. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of accumulated other comprehensive income in shareholder's equity. Any ineffective portion of cash flow hedges and foreign currency hedges are reported in net realized investment losses.

         On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet.

         Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

         Currency swap agreements convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates and hedge against currency rate fluctuations on anticipated security purchases.

         The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. Swap agreements generally have terms of two to ten years. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

         All of the Company's interest rate and currency swap agreements entered into during 2002 were accounted for as hedges and there was no ineffectiveness associated with these instruments in the year ended December 31, 2002. At December 31, 2002, there were no net derivative losses to be reclassified into net income within the next twelve months.

         Swaptions, which are options to enter into interest rate swap agreements, limit the Company's exposure to reduced spreads between investment yields and interest rates credited to policyholders should interest rates decrease or increase significantly over prolonged periods.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain annuity contracts, which limit the Company's ability to reduce interest crediting rates. Call swaptions, which allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

         During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of the Company's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

         Premiums paid to purchase swaptions and subsequent changes in fair value are included in other invested assets. The Company's swaptions do not qualify for hedge accounting due to the inability to establish hedge effectiveness. The change in the fair value of the swaptions is recognized in net realized investment losses. Gains or losses from swaptions are recognized at the time of expiration or when the option to enter into a swap is exercised. Swaptions outstanding at December 31, 2002 expire in 2003. Should the strike rates remain below market rates for call swaptions and above market rates for put swaptions, the swaptions will expire and the Company's exposure would be limited to the premiums paid. These premiums were not significant for 2002.

         DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

         As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale, which is a component of accumulated other comprehensive income and is credited or charged directly to shareholder's equity.

         AMORTIZATION OF DAC: DAC is amortized based on a percentage of EGPs over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         respect to fixed annuities) supporting the annuity obligations, costs of providing policy guarantees, and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised.

         The assumption for the long-term annual market growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

         The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

         COST OF INSURANCE PURCHASED ("CIP"): The cost assigned to certain acquired insurance contracts in force at the acquisition date is reported in DAC. Interest is accreted on the unamortized balance of CIP at rates ranging from 4.51% to 5.15% in 2002, 2001 and 2000. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC. The Company reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DAC.

         VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS:
         The assets and liabilities resulting from the receipt of variable and certain group fixed annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity fees in the consolidated statement of income and comprehensive income.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         GUARANTEED MINIMUM DEATH BENEFITS ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated at up to 3% per annum (subject to certain caps). These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company expenses GMDB-related benefits in the period incurred, and therefore does not provide reserves for future benefits. GMDB-related variable annuity contractholder benefits were $6.1 million, $2.1 million and $0.2 million for the years ended December 31, 2002, 2001, and 2000, respectively.

         RESERVES FOR FIXED ANNUITY CONTRACTS: Reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

         Reserves for fixed annuity contracts with life contingencies are generally calculated using the net level premium method and assumptions as to investment yields and mortality. The assumptions are based on projections of past experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

         SECURITIES LOANED UNDER COLLATERAL AGREEMENTS: The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company.

         FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         INCOME TAXES: The Company joins in the filing of a consolidated federal income tax return with AGC Life Insurance Company ("AGC Life") and its life insurance company subsidiaries, including the Parent. The Company has a written agreement with AGC Life setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

         RECENTLY ISSUED ACCOUNTING STANDARDS: In January 2001, the Emerging Issues Task Force ("EITF") of the Financial Accounting Standards Board ("FASB") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its consolidated statement of income and comprehensive income for 2001 a cumulative effect of an accounting change loss of $18.3 million, net of tax.

         In June 2001, the FASB issued Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill, and amortization of intangible assets deemed to have indefinite lives, in its consolidated statement of income and comprehensive income and is effective as of January 1, 2002. Goodwill amortization expense recorded in the Company's statement of income amounted to $0.5 million in each of the years ended December 31, 2001 and 2000. SFAS 142 requires that the Company reclassify any separable intangible assets and amortize their cost over their useful lives. Upon adoption of SFAS 142, the Company reclassified $7.6 million of such intangible assets out of goodwill and recorded amortization totaling $0.7 million in the year ended December 31, 2002. The remaining goodwill balance as of January 1, 2002 is $1.0 million. SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in SFAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. SFAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of a change in accounting principle. The Company has evaluated the impact of the impairment provisions of SFAS 142 as of January 1, 2002, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance at December 31, 2002.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be recognized. FIN 45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The Company believes that the impact of FIN 45 on its results from operations and financial condition will not be significant.

         In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"). FIN 46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both.

         The provisions of FIN 46 are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that it acquired before February 1, 2003, FIN 46 applies to the fiscal quarter ended September 30, 2003. For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

         The Company is currently evaluating the impact of applying FIN 46 to existing VIEs in which it has a variable interest, and believes that the impact on its results of operations and financial condition will not be significant.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                       Amortized    Estimated
                                                         Cost      Fair Value
                                                      ----------   ----------
                                                           (In millions)

         At December 31, 2002:

         Securities of the United States Government   $      249   $      263
         Mortgage-backed securities                        7,131        7,393
         Securities of public utilities                    1,175        1,173
         Corporate bonds and notes                        12,466       12,898
         Other debt securities                             3,902        4,052
         Affiliated fixed maturity securities                 52           52
         Derivative financial instruments                     --           26
                                                      ----------   ----------
             Total                                    $   24,975   $   25,857
                                                      ==========   ==========

         AT DECEMBER 31, 2001:

         Securities of the United States Government   $      416   $      408
         Mortgage-backed securities                        4,727        4,772
         Securities of public utilities                    1,362        1,381
         Corporate bonds and notes                        15,352       15,449
         Other debt securities                               195          202
         Affiliated fixed maturity securities                 56           56
         Derivative financial instruments                     --           22
                                                      ----------   ----------
             Total                                    $   22,108   $   22,290
                                                      ==========   ==========

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2002, follow:

                                                 Amortized     Estimated
                                                    Cost      Fair Value
                                                 ----------   ----------
                                                      (In millions)

        Due in one year or less                  $      468   $      480
        Due after one year through five years         3,342        3,544
        Due after five years through ten years        7,107        7,375
        Due after ten years                           6,927        7,065
        Mortgage-backed securities                    7,131        7,393
                                                 ----------   ----------
            Total                                $   24,975   $   25,857
                                                 ==========   ==========

         Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3.       INVESTMENTS (Continued)

         Gross unrealized gains and losses on fixed maturity securities and equity securities available for sale by major category follow:

                                                       Gross         Gross
                                                     Unrealized    Unrealized
                                                        Gains        Losses
                                                     ----------    ----------
                                                          (In millions)

        At December 31, 2002:

        Securities of the United States Government   $       16    $       (2)
        Mortgage-backed securities                          263            (1)
        Securities of public utilities                       60           (62)
        Corporate bonds and notes                           854          (422)
        Other debt securities                               202           (52)
        Derivative financial instruments                     26            --
                                                     ----------    ----------

            Total fixed maturity securities               1,421          (539)
            Common stocks                                    --            (7)
            Separate account seed money                      --           (21)
                                                     ----------    ----------
                Total                                $    1,421    $     (567)
                                                     ==========    ==========

        At December 31, 2001:

        Securities of the United States Government   $        2    $      (10)
        Mortgage-backed securities                           92           (47)
        Securities of public utilities                       19            --
        Corporate bonds and notes                           518          (421)
        Other debt securities                                 9            (2)
        Derivative financial instruments                     22            --
                                                     ----------    ----------

            Total fixed maturity securities                 662          (480)
            Common stocks                                    --            (5)
            Separate account seed money                      --           (21)
                                                     ----------    ----------
                Total                                $      662    $     (506)
                                                     ==========    ==========

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3.       INVESTMENTS (Continued)

         Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income (loss) at December 31 follow:

                                            2002          2001          2000
                                         ----------    ----------    ----------
                                                      (In millions)

         Gross unrealized gains          $    1,421    $      662    $      458
         Gross unrealized losses               (567)         (506)         (574)
         DAC adjustments                       (240)          (39)           31
         Deferred federal income taxes         (222)          (42)           22
                                         ----------    ----------    ----------
         Net unrealized gains (losses)
                 on securities           $      392    $       75    $      (63)
                                         ==========    ==========    ==========

         Gross realized investment gains and losses on investments are as follows:

                                                Years Ended December 31,
                                         --------------------------------------
                                            2002          2001          2000
                                         ----------    ----------    ----------
                                                     (In millions)

         BONDS, NOTES AND REDEEMABLE
             PREFERRED STOCKS:
             Realized gains              $      288    $      309    $       50
             Realized losses                   (272)         (191)         (121)

         MORTGAGE LOANS:
             Realized gains                       4             1             3
             Realized losses                     --            --            --

         COMMON STOCKS:
             Realized gains                      --            --            13
             Realized losses                     (1)           (5)           --

         PARTNERSHIPS:
             Realized gains                       4            --             3
             Realized losses                     (2)           (8)           --

         OTHER INVESTMENTS:
             Realized gains                      --            --            --
             Realized losses                     (1)           (1)           (3)

         IMPAIRMENT WRITEDOWNS                 (199)         (132)          (36)
                                         ----------    ----------    ----------
         Total net realized investment
             losses                      $     (179)   $      (27)   $      (91)
                                         ==========    ==========    ==========

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3.       INVESTMENTS (Continued)

         The sources and related amounts of investment income (losses) are as follows:

                                                       Years Ended December 31,
                                                 --------------------------------
                                                  2002         2001        2000
                                                 --------    --------    --------
                                                          (In millions)

         Bonds, notes and redeemable preferred
             stocks-non-affiliated               $  1,700    $  1,618    $  1,604
         Bonds, notes and redeemable preferred
             stocks-affiliated                         --           3           6
         Mortgage loans                               140         137         123
         Common stocks                                  2           4          20
         Real estate                                    4           5           6
         Partnerships                                   3          (3)          8
         Other invested assets                         48          49          47
         Short-term investments                        12          59          53

         Less:  investment expenses                   (18)        (31)        (29)
                                                 --------    --------    --------

             Total investment income             $  1,891    $  1,841    $  1,838
                                                 ========    ========    ========

         At December 31, 2002, no investment in any single entity exceeded 10% of the Company's consolidated shareholder's equity.

         At December 31, 2002, bonds, notes and redeemable preferred stocks included $2.15 billion of bonds and notes not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 17 industries with approximately 20% in energy. No other industry concentration constituted more than 10% of these assets.

         At December 31, 2002, mortgage loans were collateralized by properties located in 28 states, with loans totaling approximately 20% of the aggregate carrying value of the portfolio secured by properties located in California, 9% by properties located in Florida and 9% by properties located in Tennessee. No more than 8% of the portfolio was secured by properties in any other single state.

         At December 31, 2002, the type of property collateralizing the mortgage loan portfolio was approximately 46% office, 25% retail, 14% industrial and 15% residential and other types.

         At December 31, 2002, the carrying value, which approximates market value, of bonds, notes and redeemable preferred stocks in default as to the payment of principal or interest totaled $74.7 million.

         At December 31, 2002, $2.2 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3.       INVESTMENTS (Continued)

         In the normal course of the Company's asset management, securities are sold and reacquired within thirty days of the sale date to enhance the Company's yield on its investment portfolio. Such transactions involve highly-rated government agency securities. There were no securities subject to repurchase agreements at December 31, 2002 or 2001.

         For both securities lending and for repurchase agreements, Company policy requires a minimum of 102% of the fair value of the securities subject to the agreements to be maintained as collateral. Other invested assets at December 31, 2002 included $3.22 billion of restricted collateral related to securities lending agreements. Other invested assets at December 31, 2001 included $15.1 million of restricted collateral related to securities lending agreements.

4.       DERIVATIVE FINANCIAL INSTRUMENTS

         Derivative financial instruments related to investment securities did not have a material effect on investment income or net realized investment losses in any of the three years in the period ended December 31, 2002, and there was no ineffectiveness associated with derivative financial instruments accounted for as hedges in the years ended December 31, 2002 and 2001.

         Interest rate and currency swap agreements related to investment securities were as follows:

                                                  December 31,    December 31,
                                                      2002            2001
                                                  ------------    ------------
                                                          (In millions)

         Interest rate swap agreements to
            receive fixed rate:
            Notional amount                       $        117    $        132
            Average receive rate                          6.67%           6.72%
            Average pay rate                              1.68%           2.04%
         Currency swap agreements
            (receive U.S. $/pay Canadian $):
            Notional amount                       $         46    $         68
            Average exchange rate                         1.31            1.44
         Currency swap agreements
            (receive U.S. $/pay Australian $):
            Notional amount                       $         23    $         23
            Average exchange rate                         1.85            1.85
         Currency swap agreements
            (receive U.S. $/pay Japanese yen):
            Notional amount                       $         12    $         12
            Average exchange rate                        44.60           44.60

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

4.       DERIVATIVE FINANCIAL INSTRUMENTS (Continued)

         Swaptions were as follows:

                                            December 31,    December 31,
                                                2002            2001
                                            ------------    ------------
                                                   (In millions)

         Call swaptions:
            Notional amount                 $         --    $        255
            Average strike rate                       --            5.25%
         Put swaptions:
            Notional amount                 $      2,870    $        518
            Average strike rate                     7.75%           8.25%

         Derivative financial instruments expose the Company to credit risk in the event of nonperformance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on the Company's consolidated results of operations and financial position. The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

         COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         POLICY LOANS: Fair value is estimated using discounted cash flows and actuarially-determined assumptions, incorporating market interest rates.

         PARTNERSHIPS: Fair value of partnerships that invest in equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

         VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

         RESERVES FOR FIXED ANNUITY CONTRACTS: Fair value of reserves for fixed annuity contracts is estimated using estimated future cash flows discounted at market interest rates.

         SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

5.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         The estimated fair values of the Company's financial instruments at December 31, 2002 and 2001 compared with their respective carrying values are as follows:

                                                       Carrying       Fair
                                                         Value        Value
                                                      ----------   ----------
                                                          (In millions)

         December 31, 2002:

         ASSETS:
             Cash and short-term investments          $      187   $      187
             Bonds, notes and redeemable
                preferred stocks                          25,857       25,857
             Mortgage loans                                1,837        2,088
             Policy loans                                    874          889
             Separate account seed money                     127          127
             Common stocks                                    29           29
             Partnerships                                    596          596
             Securities held under collateral
                agreements                                 3,216        3,216
             Variable annuity assets held in
                separate accounts                         14,644       14,644

         LIABILITIES:
             Reserves for fixed annuity contracts         26,528       24,807
             Securities loaned under collateral
                agreements                                 3,216        3,216
             Variable annuity liabilities related
                to separate accounts                      14,644       14,644

         December 31, 2001:

         ASSETS:
             Cash and short-term investments          $      527   $      527
             Bonds, notes and redeemable
                preferred stocks                          22,290       22,290
             Mortgage loans                                1,704        1,771
             Policy loans                                    898        1,071
             Separate account seed money                     148          148
             Common stocks                                     8            8
             Partnerships                                    174          174
             Variable annuity assets held in
                separate accounts                         17,639       17,639

         LIABILITIES:
             Reserves for fixed annuity contracts         24,375       23,067
             Variable annuity liabilities related
                to separate accounts                      17,639       17,639

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

6.       DAC

         Activity in DAC was as follows:

                                              Years Ended December 31,
                                       --------------------------------------
                                          2002          2001          2000
                                       ----------    ----------    ----------
                                                   (In millions)

         Balance at January 1          $    1,387    $    1,417    $    1,320
         Deferrals:
            Commissions                        85            82            92
            Other acquisition costs            70            82            86
         Accretion of interest                103            96            85
         Amortization related to
            operations                       (101)         (198)          (56)
         Amortization related to
            net realized investment
            losses                             33           (22)           18
         Effect of net unrealized
            gains on securities              (201)          (70)         (128)
                                       ----------    ----------    ----------

         Balance at December 31        $    1,376    $    1,387    $    1,417
                                       ==========    ==========    ==========

         The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized are revised. In 2002, DAC amortization was reduced by $46.5 million to reflect a change in the amortization period, and increased $56.0 million to reflect lower earnings from equity markets, offset by a $56.0 million decrease in amortization due to improved persistency. In 2001, DAC amortization was increased by $68.0 million to reflect the downturn in the equity markets and to reflect revisions to lapse and interest spread assumptions. In 2000, DAC amortization was reduced by $94.0 million to reflect revisions to investment spread assumptions.

         CIP amortization, net of accretion of interest, expected to be recorded in each of the next five years is approximately $1 million in each year.

7.       COMMITMENTS AND CONTINGENT LIABILITIES

         The Company had $100.6 million of unfunded commitments for its investments in partnerships at December 31, 2002. These commitments expire evenly over the next five years.

         The Company had $24.0 million of unfunded commitments for mortgage loans at December 31, 2002. These commitments expire in 2003.

         Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

7.       COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

         All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The December 31, 2002 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that remaining assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

         The Company has various leases, primarily for office space. Lease expense and future minimum lease commitments under these operating leases are not material.

         On November 1, 2002, the Company and various affiliates entered into a one-year inter-affiliate credit facility ("the facility"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $50.0 million. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5% or the prime rate, or fixed rate loans that pay LIBOR plus a specified margin. AIG has the option, at the commitment termination date of October 31, 2003, to convert any outstanding loan balances to one-year term loans.

         The Company will receive annual facility fees of 0.045% on its commitment. There were no borrowings outstanding under the facility as of December 31, 2002.

         On December 20, 2002, the Company entered into a commitment to lend $62.5 million to an affiliate under a 364-day term loan, to be funded on or after January 1, 2003 and prior to July 15, 2003. The loan will be secured by a first priority security interest in preferred equity investments to be acquired by the borrower using the loan proceeds. The Company will receive a 1.0% commitment fee. Interest on the loan and the commitment fee will accrue at 12.0% per annum, and be payable upon the payment in full of the loan and the commitment fee by the borrower.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

8.       SHAREHOLDER'S EQUITY

         The Company is authorized to issue 5,000,000 shares of its $1 par value common stock. At December 31, 2002 and 2001, 3,575,000 shares were issued and outstanding. The Company is authorized to issue 2,000,000 shares of $1 par value preferred stock. None of the authorized shares of preferred stock have ever been issued.

         Changes in shareholder's equity were as follows:

                                                Years Ended December 31,
                                           --------------------------------
                                             2002        2001        2000
                                           --------    --------    --------
                                                    (In millions)

         ADDITIONAL PAID-IN CAPITAL:
            Beginning balances             $    880    $    853    $    851
            Capital contributions from
               Parent                           444          27           2
                                           --------    --------    --------

         Ending balances                   $  1,324    $    880    $    853
                                           ========    ========    ========

         RETAINED EARNINGS:
            Beginning balances             $  1,701    $  1,592    $  1,395
            Net income                          403         336         408
            Dividends paid to Parent           (321)       (227)       (211)
                                           --------    --------    --------

         Ending balances                   $  1,783    $  1,701    $  1,592
                                           ========    ========    ========

         ACCUMULATED OTHER COMPREHENSIVE
            INCOME (LOSS):
            Beginning balances             $     75    $    (63)   $   (287)
            Other comprehensive income          317         138         224
                                           --------    --------    --------
         Ending balances                   $    392    $     75    $    (63)
                                           ========    ========    ========

         On December 31, 2002, the Parent contributed to the Company a 100% interest in SunAmerica Hedge Fund Holdings LLC ("SAHFH"). SAHFH was formed on December 13, 2002. SAHFH's assets consist solely of investments in partnerships, which are included in partnerships in the consolidated balance sheets. The capital contribution was recorded in the amount of $443.8 million, representing the equity of SAHFH.

         Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. The maximum amount of dividends that can be paid in 2003 without obtaining the prior approval of the Insurance Commissioner is $436.7 million.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

8.       SHAREHOLDER'S EQUITY (Continued)

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2002, 2001 and 2000 totaled $80.5 million, $127.5 million, and $255.3 million, respectively. The Company's statutory capital and surplus totaled $1.66 billion at December 31, 2002 and $1.35 billion at December 31, 2001.

9.       INCOME TAXES

         The components of the provisions for income taxes on pretax income consist of the following:

                                               Net Realized
                                                Investment
                                                  Gains
                                                 (Losses)    Operations    Total
                                               ------------  ----------  --------
                                                             (In millions)

         YEAR ENDED DECEMBER 31, 2002:

         Currently payable                       $     48     $    101   $    149
         Deferred                                    (110)         150         40
                                                 --------     --------   --------

            Total income tax expense (benefit)   $    (62)    $    251   $    189
                                                 ========     ========   ========

         YEAR ENDED DECEMBER 31, 2001:

         Currently payable                       $     45     $     96   $    141
         Deferred                                     (60)          52         (8)
                                                 --------     --------   --------

            Total income tax expense (benefit)   $    (15)    $    148   $    133
                                                 ========     ========   ========

         YEAR ENDED DECEMBER 31, 2000:

         Currently payable                       $    (17)    $    122   $    105
         Deferred                                     (12)         116        104
                                                 --------     --------   --------

            Total income tax expense (benefit)   $    (29)    $    238   $    209
                                                 ========     ========   ========

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

9.       INCOME TAXES (Continued)

         Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                    Years Ended December 31,
                                                --------------------------------
                                                  2002        2001        2000
                                                --------    --------    --------
                                                         (In millions)

         Amount computed at statutory rate      $    207    $    170    $    216
         Increases (decreases) resulting from:
               Tax-exempt interest (ESOP)             (1)         (1)         (2)
               State income taxes, net of
                    federal tax benefit                4           3           4
               Dividends-received deduction          (15)        (32)         (5)
               Tax credits                            (6)         (6)         (6)
               Other, net                             --          (1)          2
                                                --------    --------    --------
               Total income tax expense         $    189    $    133    $    209
                                                ========    ========    ========

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                               December 31,    December 31,
                                                   2002            2001
                                               ------------    ------------
                                                      (In millions)

        DEFERRED TAX LIABILITIES:
        DAC and CIP                            $        476    $        474
        Investments - basis differential                 --               6
        Other                                            29              37
        Net unrealized gains on debt and
            equity securities available
            for sale                                    299              54
                                               ------------    ------------
        Total deferred tax liabilities                  804             571
                                               ------------    ------------

        DEFERRED TAX ASSETS:
        Investments - basis differential                (56)             --
        Reserves for fixed annuity contracts            (79)           (100)
        Other                                            --             (19)
                                               ------------    ------------
        Total deferred tax assets                      (135)           (119)
                                               ------------    ------------

        Liability for deferred income taxes    $        669    $        452
                                               ============    ============

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

10.      RELATED-PARTY TRANSACTIONS

         Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. Amounts paid for such services totaled $63.2 million, $120.0 million, and $84.8 million, for the years ended December 31, 2002, 2001 and 2000, respectively.

         Certain affiliates of the Company serve as the investment sub-advisor for certain of the mutual funds offered through the Company's separate accounts. Sub-advisory fees paid by the Company to the affiliate for the years ended December 31, 2002, 2001 and 2000 were not material to the Company's consolidated financial position or results of operations.

         Pursuant to a cost allocation agreement, the Company provides policy administrative services to affiliated entities. Amounts received for such services totaled $9.2 million, $24.7 million, and $8.6 million for the years ended December 31, 2002, 2001, and 2000, respectively.

         On November 4, 1982, the Company invested $11.9 million in a 13.5% restricted subordinated note due November 4, 2002 issued by American General Corporation ("AGC", the Company's then-ultimate parent, which was acquired by AIG on August 29, 2001). The note matured and was repaid on November 4, 2002. Principal payments of $6.7 million, $0.6 million, and $0.6 million were received on November 4, 2002, 2001 and 2000, respectively. The Company recognized $0.7 million, $1.0 million and $1.1 million in interest income on the note during each of the years ended December 31, 2002, 2001 and 2000, respectively.

         On December 31, 1984, the Company entered into a $49.0 million note purchase agreement with AGC. Under the agreement, AGC issued an adjustable rate promissory note in exchange for the Company's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2.4 million were received on December 29, 2002, 2001 and 2000. The Company recognized $0.4 million, $0.6 million, and $0.8 million of interest income on the note during 2002, 2001 and 2000, respectively.

         On September 25, 2001, the Company invested $41.0 million in an adjustable rate senior promissory note due September 25, 2006, issued by AGC. The Company recognized interest income on the note of $1.0 million and $0.3 million during 2002 and 2001, respectively.

         In June 2001, the Company purchased a corporate-owned life insurance ("COLI") policy from the Parent, for the purpose of informally funding a portion of the Company's employee benefits liability. A premium deposit of $150.0 million was made, covering 1,871 lives with a death benefit amount totaling $575.4 million. The Company recognized pretax income from the increase in cash surrender value of the COLI policy of $7.8 million and $4.6 million in 2002 and 2001, respectively. The COLI policy was surrendered effective September 30, 2002. On November 1, 2002, the Company received from the Parent $95.7 million in bonds and $66.7 million in cash, representing the policy's cash value of $162.4 million.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

10.      RELATED-PARTY TRANSACTIONS (Continued)

         During the year ended December 31, 2002, the Company paid $0.4 million to an affiliate of the Company to administer its securities lending program (see Note 2).

         On December 31, 2002, the Company sold certain partnership interests to an affiliate, Pine Street Holdings I LLC ("Pine Street Holdings"). Total proceeds received were $33.8 million, resulting in a realized gain of $3.5 million. The consideration received included $6.5 million of 1.38% secured term notes due December 31, 2012, and $8.5 million of preferred membership equity interests, issued by Pine Street Holdings.

         In 2002, the Company sold certain nonaffiliated surplus debentures with an aggregate carrying value of $68.0 million to an affiliate for their estimated market value, and recorded realized losses of $26.9 million on the sales.

11.      EMPLOYEE BENEFIT PLANS

         For the two years ended December 31, 2001, substantially all employees of the Company were covered under benefit plans sponsored by AGC, including a qualified defined benefit pension plan, contributory life, medical and dental postretirement benefit plans, and a qualified defined contribution savings plan. The amounts incurred related to the benefit plans were not material to the Company's consolidated financial position or results of operations.

         Effective January 1, 2002, as a result of AIG's acquisition of AGC, substantially all employees of AGC and its subsidiaries, including the Company, are covered by various benefit plans of AIG. These plans include a non-contributory qualified defined benefit retirement plan, various stock option and stock purchase plans and a voluntary qualified defined contribution savings plan. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating subsidiaries.

         The Company maintains a retirement plan for the benefit of its sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract issued by the Company. The liabilities and expenses associated with this plan were not material to the Company's consolidated financial position or results of operations for the three years ended December 31, 2002.

                                                            THE VARIABLE ANNUITY
                                                          LIFE INSURANCE COMPANY

                                                              SEPARATE ACCOUNT A





                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2002






                                                                       AIG VALIC

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 2002





                                    CONTENTS

Reports of Independent Accountants/Auditors .......................................      1
Statement of Net Assets ...........................................................      3
Schedule of Portfolio Investments .................................................     15
Statement of Operations ...........................................................     17
Statements of Changes in Net Assets ...............................................     31
Notes to Financial Statements .....................................................     66

                       REPORT OF INDEPENDENT ACCOUNTANTS



TO THE BOARD OF DIRECTORS OF
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND
CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE
   ACCOUNT A


In our opinion, the accompanying statements of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions listed in Note A of The Variable Annuity Life Insurance Company Separate Account A at December 31, 2002, the results of each of their operations and changes in net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of The Variable Annuity Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provides a reasonable basis for our opinion.



/s/ PRICEWATERHOUSECOOPERS LLP


Houston,  Texas
April 11, 2003

                         REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A



We have audited the accompanying statement of changes in net assets of The Variable Annuity Life Insurance Company Separate Account A (comprised of the following divisions: 1, 2, 4 through 8 inclusive, 10A, 10B, 10C, 10D, 11 through 28 inclusive, 30 through 33 inclusive, 35 through 41 inclusive, 44 through 50 inclusive, and 52 through 74 inclusive) (collectively, the "Separate Account") for the period ended December 31, 2001 as indicated therein. This financial statement is the responsibility of the Separate Account's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion the financial statement referred to above presents fairly, in all material respects, the changes in the net assets of the Separate Account for the period ended December 31, 2001 as indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ ERNST & YOUNG LLP

Houston, Texas
March 6, 2002

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2002



                                                                     VALIC COMPANY I        VALIC COMPANY I      VALIC COMPANY I
                                                                   CAPITAL CONSERVATION   CAPITAL CONSERVATION    MONEY MARKET I
                                                                          FUND                   FUND                 FUND
                                                                   --------------------   --------------------   ---------------
                                                                       DIVISION 1              DIVISION 7           DIVISION 2
                                                                   --------------------   --------------------   ---------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value             $          4,537,031   $         76,596,836   $     3,560,568
  Balance Due From (To) VALIC General Account, Net                               (1,240)               (90,558)             (595)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                             27                118,006               (36)
                                                                   --------------------   --------------------   ---------------
Net Assets                                                         $          4,535,818   $         76,624,284   $     3,559,937
                                                                   ====================   ====================   ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                             $          4,535,818   $         76,624,284   $     3,559,937
  Reserves For Annuity Contracts On Benefit                                          --                     --                --
                                                                   --------------------   --------------------   ---------------
Total Contract Owner Reserves                                                 4,535,818             76,624,284         3,559,937

  Capital Surplus                                                                    --                     --                --
                                                                   --------------------   --------------------   ---------------
Total Contract Owner Reserves and Capital Surplus                  $          4,535,818   $         76,624,284   $     3,559,937
                                                                   ====================   ====================   ===============


STANDARD UNITS
  Net Assets                                                       $          4,537,031   $         72,001,628   $     3,560,568
  Accumulation Units Outstanding                                            992,975.641         28,140,574.815     1,288,000.317
  Unit Value of Units Outstanding                                  $           4.569127   $           2.558641   $      2.764416

Enhanced 20 bp Reduced Units
  Net Assets                                                       $                 --   $          2,834,782   $            --
  Accumulation Units Outstanding                                                     --          1,072,327.756                --
  Unit Value of Units Outstanding                                  $                 --   $           2.643578   $            --

Enhanced 40 bp Reduced Units
  Net Assets                                                       $                 --   $          1,793,652   $            --
  Accumulation Units Outstanding                                                     --            655,772.996                --
  Unit Value of Units Outstanding                                  $                 --   $           2.735172   $            --

Enhanced 145 bp Units
  Net Assets                                                       $                 --   $                 --   $            --
  Accumulation Units Outstanding                                                     --                     --                --
  Unit Value of Units Outstanding                                  $                 --   $                 --   $            --


                                                                    VALIC COMPANY I         VALIC COMPANY I     VALIC COMPANY I
                                                                    MONEY MARKET I           MID CAP INDEX      ASSET ALLOCATION
                                                                        FUND                     FUND                 FUND
                                                                 --------------------    --------------------   ----------------
                                                                      DIVISION 6              DIVISION 4            DIVISION 5
                                                                 --------------------    --------------------   ----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value           $        470,962,956    $        931,050,890   $    155,561,597
  Balance Due From (To) VALIC General Account, Net                            636,390                 (13,901)          (159,312)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                     (349,770)                317,401            245,555
                                                                 --------------------    --------------------   ----------------
Net Assets                                                       $        471,249,576    $        931,354,390   $    155,647,840
                                                                 ====================    ====================   ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                           $        471,236,359    $        930,696,303   $    155,439,704
  Reserves For Annuity Contracts On Benefit                                    13,217                 658,087            208,136
                                                                 --------------------    --------------------   ----------------
Total Contract Owner Reserves                                             471,249,576             931,354,390        155,647,840

  Capital Surplus                                                                  --                      --                 --
                                                                 --------------------    --------------------   ----------------
Total Contract Owner Reserves and Capital Surplus                $        471,249,576    $        931,354,390   $    155,647,840
                                                                 ====================    ====================   ================


STANDARD UNITS
  Net Assets                                                     $        400,165,777    $        859,211,285   $    148,437,339
  Accumulation Units Outstanding                                      205,010,836.737         157,442,271.945     43,285,442.286
  Unit Value of Units Outstanding                                $           1.951925    $           5.457310   $       3.429267

Enhanced 20 bp Reduced Units
  Net Assets                                                     $         38,934,848    $         44,702,632   $      3,822,754
  Accumulation Units Outstanding                                       19,301,326.439           7,884,899.160      1,074,735.531
  Unit Value of Units Outstanding                                $           2.017211    $           5.669398   $       3.556925

Enhanced 40 bp Reduced Units
  Net Assets                                                     $         32,156,205    $         26,832,623   $      3,195,252
  Accumulation Units Outstanding                                       15,407,572.660           4,544,820.151        864,202.158
  Unit Value of Units Outstanding                                $           2.087039    $           5.904001   $       3.697343

Enhanced 145 bp Units
  Net Assets                                                     $             18,484    $             31,914   $             --
  Accumulation Units Outstanding                                           18,223.980              39,770.963                 --
  Unit Value of Units Outstanding                                $           1.014262    $           0.802436   $             --


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                          VALIC COMPANY I      VALIC COMPANY I   VALIC COMPANY I
                                                                       GOVERNMENT SECURITIES     STOCK INDEX       STOCK INDEX
                                                                               FUND                 FUND               FUND
                                                                       ---------------------   ---------------   ---------------
                                                                            DIVISION 8          DIVISION 10A       DIVISION 10B
                                                                       ---------------------   ---------------   ---------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value                 $         166,636,647   $   225,456,238   $    18,846,999
  Balance Due From (To) VALIC General Account, Net                                    58,085           (68,805)            3,738
  Receivable (Payable) For Mutual Fund Sales (Purchases)                               4,585           181,481               150
                                                                       ---------------------   ---------------   ---------------
Net Assets                                                             $         166,699,317   $   225,568,914   $    18,850,887
                                                                       =====================   ===============   ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                                 $         166,677,323   $   219,891,408   $    18,200,027
  Reserves For Annuity Contracts On Benefit                                           21,994         5,677,506           650,860
                                                                       ---------------------   ---------------   ---------------
Total Contract Owner Reserves                                                    166,699,317       225,568,914        18,850,887

  Capital Surplus                                                                         --                --                --
                                                                       ---------------------   ---------------   ---------------
Total Contract Owner Reserves and Capital Surplus                      $         166,699,317   $   225,568,914   $    18,850,887
                                                                       =====================   ===============   ===============


Standard Units
  Net Assets                                                           $         154,089,906   $   219,891,413   $    18,200,027
  Accumulation Units Outstanding                                              57,831,830.913    13,677,206.267       689,762.746
  Unit Value of Units Outstanding                                      $            2.664448   $     16.077217   $     26.385924

Enhanced 20 bp Reduced Units
  Net Assets                                                           $           9,063,673   $            --   $            --
  Accumulation Units Outstanding                                               3,292,403.261                --                --
  Unit Value of Units Outstanding                                      $            2.752905   $            --   $            --

Enhanced 40 bp Reduced Units
  Net Assets                                                           $           3,537,871   $            --   $            --
  Accumulation Units Outstanding                                               1,242,126.750                --                --
  Unit Value of Units Outstanding                                      $            2.848237   $            --   $            --

Enhanced 145 bp Units
  Net Assets                                                           $                  --   $            --   $            --
  Accumulation Units Outstanding                                                          --                --                --
  Unit Value of Units Outstanding                                      $                  --   $            --   $            --


                                                                    VALIC COMPANY I      VALIC COMPANY I      VALIC COMPANY I
                                                                      STOCK INDEX          STOCK INDEX     INTERNATIONAL EQUITIES
                                                                         FUND                 FUND                 FUND
                                                                    ---------------      ---------------   ----------------------
                                                                      DIVISION 10C         DIVISION 10D          DIVISION 11
                                                                    ---------------      ---------------   ----------------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value              $ 2,792,128,476      $    23,950,130   $           74,882,302
  Balance Due From (To) VALIC General Account, Net                       (1,264,057)              (4,767)              (1,661,594)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                  3,144,053                  225                1,663,086
                                                                    ---------------      ---------------   ----------------------
Net Assets                                                          $ 2,794,008,472      $    23,945,588   $           74,883,794
                                                                    ===============      ===============   ======================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                              $ 2,790,363,242      $    23,825,409   $           74,790,632
  Reserves For Annuity Contracts On Benefit                               3,645,230              120,179                   93,162
                                                                    ---------------      ---------------   ----------------------
Total Contract Owner Reserves                                         2,794,008,472           23,945,588               74,883,794

  Capital Surplus                                                                --                   --                       --
                                                                    ---------------      ---------------   ----------------------
Total Contract Owner Reserves and Capital Surplus                   $ 2,794,008,472      $    23,945,588   $           74,883,794
                                                                    ===============      ===============   ======================


Standard Units
  Net Assets                                                        $ 2,521,744,569      $    23,830,008   $           71,120,447
  Accumulation Units Outstanding                                    738,928,810.724        3,940,018.518           75,173,263.625
  Unit Value of Units Outstanding                                   $      3.412703      $      6.048197   $             0.946087

Enhanced 20 bp Reduced Units
  Net Assets                                                        $   166,076,359      $            --   $            3,302,745
  Accumulation Units Outstanding                                     47,259,244.981                   --            3,400,912.450
  Unit Value of Units Outstanding                                   $      3.514156      $            --   $             0.971135

Enhanced 40 bp Reduced Units
  Net Assets                                                        $   102,843,011      $            --   $              378,982
  Accumulation Units Outstanding                                     28,356,506.975                   --              380,022.931
  Unit Value of Units Outstanding                                   $      3.626787      $            --   $             0.997262

Enhanced 145 bp Units
  Net Assets                                                        $        27,726      $            --   $                   --
  Accumulation Units Outstanding                                         42,075.393                   --                       --
  Unit Value of Units Outstanding                                   $      0.658971      $            --   $                   --

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                   VALIC COMPANY I          VALIC COMPANY I        VALIC COMPANY I
                                                                   SOCIAL AWARENESS      INT'L GOVERNMENT BOND     SMALL CAP INDEX
                                                                         FUND                    FUND                   FUND
                                                                   ----------------      ---------------------     ---------------
                                                                     DIVISION 12              DIVISION 13            DIVISION 14
                                                                   ----------------      ---------------------     ---------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value             $    317,955,018      $         127,986,508     $   210,053,812
  Balance Due From (To) VALIC General Account, Net                         (210,339)                   726,396              (3,227)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                    387,412                   (689,019)            120,923
                                                                   ----------------      ---------------------     ---------------
Net Assets                                                         $    318,132,091      $         128,023,885     $   210,171,508
                                                                   ================      =====================     ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                             $    317,926,329      $         127,990,139     $   209,942,630
  Reserves For Annuity Contracts On Benefit                                 205,762                     33,746             228,878
                                                                   ----------------      ---------------------     ---------------
Total Contract Owner Reserves                                           318,132,091                128,023,885         210,171,508

  Capital Surplus                                                                --                         --                  --
                                                                   ----------------      ---------------------     ---------------
Total Contract Owner Reserves and Capital Surplus                  $    318,132,091      $         128,023,885     $   210,171,508
                                                                   ================      =====================     ===============


Standard Units
  Net Assets                                                       $    294,296,781      $         116,423,335     $   192,229,815
  Accumulation Units Outstanding                                    112,841,261.517             67,330,935.615     100,628,023.825
  Unit Value of Units Outstanding                                  $       2.608060      $            1.729121     $      1.910301

Enhanced 20 bp Reduced Units
  Net Assets                                                       $     18,545,453      $           9,769,346     $    11,994,702
  Accumulation Units Outstanding                                      6,937,701.151              5,528,659.807       6,154,594.575
  Unit Value of Units Outstanding                                  $       2.673141      $            1.767037     $      1.948902

Enhanced 40 bp Reduced Units
  Net Assets                                                       $      5,129,893      $           1,810,341     $     5,732,800
  Accumulation Units Outstanding                                      1,868,793.652              1,001,691.954       2,879,348.375
  Unit Value of Units Outstanding                                  $       2.745029      $            1.807283     $      1.991006

Enhanced 145 bp Units
  Net Assets                                                       $             --      $                  --     $        10,098
  Accumulation Units Outstanding                                                 --                         --          13,549.072
  Unit Value of Units Outstanding                                  $       0.660244      $                  --     $      0.745324


                                                                  VALIC COMPANY I      VALIC COMPANY I         VALIC COMPANY I
                                                                    CORE EQUITY        GROWTH & INCOME      SCIENCE & TECHNOLOGY
                                                                       FUND                 FUND                    FUND
                                                                  ---------------      ---------------      --------------------
                                                                    DIVISION 15          DIVISION 16              DIVISION 17
                                                                  ---------------      ---------------      --------------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value            $   526,163,840      $   153,593,234      $        942,212,801
  Balance Due From (To) VALIC General Account, Net                       (302,583)             (44,513)                 (669,509)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                  560,514               84,851                 1,150,402
                                                                  ---------------      ---------------      --------------------
Net Assets                                                        $   526,421,771      $   153,633,572      $        942,693,694
                                                                  ===============      ===============      ====================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                            $   526,067,114      $   153,540,848      $        942,232,659
  Reserves For Annuity Contracts On Benefit                               354,657               92,724                   461,035
                                                                  ---------------      ---------------      --------------------
Total Contract Owner Reserves                                         526,421,771          153,633,572               942,693,694

  Capital Surplus                                                              --                   --                        --
                                                                  ---------------      ---------------      --------------------
Total Contract Owner Reserves and Capital Surplus                 $   526,421,771      $   153,633,572      $        942,693,694
                                                                  ===============      ===============      ====================


Standard Units
  Net Assets                                                      $   489,645,614      $   145,467,879      $        859,878,848
  Accumulation Units Outstanding                                  316,043,125.465       89,012,446.461           597,759,509.474
  Unit Value of Units Outstanding                                 $      1.549300      $      1.634242      $           1.438503

Enhanced 20 bp Reduced Units
  Net Assets                                                      $    29,683,612      $     6,448,694      $         63,413,719
  Accumulation Units Outstanding                                   18,853,524.945        3,882,769.456            43,387,664.889
  Unit Value of Units Outstanding                                 $      1.574433      $      1.660849      $           1.461561

Enhanced 40 bp Reduced Units
  Net Assets                                                      $     6,805,333      $     1,640,880      $         19,161,462
  Accumulation Units Outstanding                                    4,247,980.699          970,966.669            12,884,236.342
  Unit Value of Units Outstanding                                 $      1.602016      $      1.689945      $           1.487202

Enhanced 145 bp Units
  Net Assets                                                      $            --      $            --      $                 --
  Accumulation Units Outstanding                                               --                   --                        --
  Unit Value of Units Outstanding                                 $            --      $      0.687155      $           0.338415


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                VALIC COMPANY I     TEMPLETON GLOBAL          VALIC COMPANY I
                                                                   SMALL CAP        ASSET ALLOCATION      INTERNATIONAL GROWTH I
                                                                     FUND                  FUND                    FUND
                                                                ---------------     ----------------      ----------------------
                                                                  DIVISION 18          DIVISION 19              DIVISION 20
                                                                ---------------     ----------------      ----------------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value          $   494,378,595     $    222,677,699      $          337,148,046
  Balance Due From (To) VALIC General Account, Net                       53,487               69,448                     (78,233)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                 63,003              (34,443)                    127,434
                                                                ---------------     ----------------      ----------------------
Net Assets                                                      $   494,495,085     $    222,712,704      $          337,197,247
                                                                ===============     ================      ======================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                          $   494,259,587     $    222,442,901      $          336,902,120
  Reserves For Annuity Contracts On Benefit                             235,498              269,803                     295,127
                                                                ---------------     ----------------      ----------------------
Total Contract Owner Reserves                                       494,495,085          222,712,704                 337,197,247

  Capital Surplus                                                            --                   --                          --
                                                                ---------------     ----------------      ----------------------
Total Contract Owner Reserves and Capital Surplus               $   494,495,085     $    222,712,704      $          337,197,247
                                                                ===============     ================      ======================


Standard Units
  Net Assets                                                    $   439,650,633     $    183,456,590      $          298,417,995
  Accumulation Units Outstanding                                276,885,630.022      106,642,455.857             256,424,176.997
  Unit Value of Units Outstanding                               $      1.587842     $       1.720296      $             1.163767

Enhanced 20 bp Reduced Units
  Net Assets                                                    $    16,730,555     $      7,390,488      $           15,132,100
  Accumulation Units Outstanding                                 10,322,622.081        4,180,946.721              12,743,207.001
  Unit Value of Units Outstanding                               $      1.620766     $       1.767659      $             1.187464

Enhanced 40 bp Reduced Units
  Net Assets                                                    $    37,931,255     $     31,616,054      $           23,391,891
  Accumulation Units Outstanding                                 22,831,723.453       17,376,766.902              19,282,230.826
  Unit Value of Units Outstanding                               $      1.661340     $       1.819444      $             1.213132

Enhanced 145 bp Units
  Net Assets                                                    $            --     $             --      $                   --
  Accumulation Units Outstanding                                             --                   --                          --
  Unit Value of Units Outstanding                               $            --     $             --      $                   --


                                                                 VALIC COMPANY I           VANGUARD                 VANGUARD
                                                                 INCOME & GROWTH      LONG-TERM CORPORATE      LONG-TERM TREASURY
                                                                      FUND                   FUND                     FUND
                                                                 ---------------      -------------------      ------------------
                                                                   DIVISION 21            DIVISION 22              DIVISION 23
                                                                 ---------------      -------------------      ------------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value           $   184,993,345      $       170,867,502      $      337,330,493
  Balance Due From (To) VALIC General Account, Net                       (94,664)                  63,547                 187,120
  Receivable (Payable) For Mutual Fund Sales (Purchases)                 211,940                  (27,416)                (59,570)
                                                                 ---------------      -------------------      ------------------
Net Assets                                                       $   185,110,621      $       170,903,633      $      337,458,043
                                                                 ===============      ===================      ==================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                           $   184,966,365      $       170,846,111      $      337,376,540
  Reserves For Annuity Contracts On Benefit                              144,256                   57,522                  81,503
                                                                 ---------------      -------------------      ------------------
Total Contract Owner Reserves                                        185,110,621              170,903,633             337,458,043

  Capital Surplus                                                             --                       --                      --
                                                                 ---------------      -------------------      ------------------
Total Contract Owner Reserves and Capital Surplus                $   185,110,621      $       170,903,633      $      337,458,043
                                                                 ===============      ===================      ==================


Standard Units
  Net Assets                                                     $   155,137,629      $       141,059,012      $      290,132,753
  Accumulation Units Outstanding                                 140,185,068.642           88,869,617.987         172,217,498.151
  Unit Value of Units Outstanding                                $      1.106663      $          1.587258      $         1.684688

Enhanced 20 bp Reduced Units
  Net Assets                                                     $    23,718,337      $        18,519,936      $       34,565,068
  Accumulation Units Outstanding                                  20,786,631.859           11,209,488.875          19,883,997.266
  Unit Value of Units Outstanding                                $      1.141038      $          1.652166      $         1.738336

Enhanced 40 bp Reduced Units
  Net Assets                                                     $     6,134,040      $        11,282,715      $       12,709,907
  Accumulation Units Outstanding                                   5,195,789.183            6,535,896.140           7,071,533.068
  Unit Value of Units Outstanding                                $      1.180579      $          1.726269      $         1.797334

Enhanced 145 bp Units
  Net Assets                                                     $            --      $                --      $               --
  Accumulation Units Outstanding                                              --                       --                      --
  Unit Value of Units Outstanding                                $            --      $                --      $               --


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)



                                                                      VANGUARD               VANGUARD                PUTNAM
                                                                     WINDSOR II              WELLINGTON         NEW OPPORTUNITIES
                                                                        FUND                   FUND                   FUND
                                                                  -----------------      -----------------      -----------------
                                                                     DIVISION 24             DIVISION 25            DIVISION 26
                                                                  -----------------      -----------------      -----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value            $     772,562,182      $     705,552,421      $     528,566,557
  Balance Due From (To) VALIC General Account, Net                         (199,789)              (107,019)              (224,740)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                    892,031                904,656                605,195
                                                                  -----------------      -----------------      -----------------
Net Assets                                                        $     773,254,424      $     706,350,058      $     528,947,012
                                                                  =================      =================      =================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                            $     772,951,517      $     705,860,696      $     528,871,668
  Reserves For Annuity Contracts On Benefit                                 302,907                489,362                 75,344
                                                                  -----------------      -----------------      -----------------
Total Contract Owner Reserves                                           773,254,424            706,350,058            528,947,012

  Capital Surplus                                                                --                     --                     --
                                                                  -----------------      -----------------      -----------------
Total Contract Owner Reserves and Capital Surplus                 $     773,254,424      $     706,350,058      $     528,947,012
                                                                  =================      =================      =================


Standard Units
  Net Assets                                                      $     653,092,021      $     582,328,271      $     428,464,273
  Accumulation Units Outstanding                                    461,319,938.586        369,219,079.556        518,855,049.061
  Unit Value of Units Outstanding                                 $        1.415703      $        1.577189      $        0.825788

Enhanced 20 bp Reduced Units
  Net Assets                                                      $      67,334,032      $      79,181,510      $      58,482,044
  Accumulation Units Outstanding                                     46,093,280.695         48,274,785.776         69,285,939.030
  Unit Value of Units Outstanding                                 $        1.460821      $        1.640225      $        0.844068

Enhanced 40 bp Reduced Units
  Net Assets                                                      $      52,621,655      $      44,428,295      $      42,020,276
  Accumulation Units Outstanding                                     34,780,851.968         25,923,835.481         48,568,527.240
  Unit Value of Units Outstanding                                 $        1.512949      $        1.713801      $        0.865175

Enhanced 145 bp Units
  Net Assets                                                      $              --      $              --      $              --
  Accumulation Units Outstanding                                                 --                     --                     --
  Unit Value of Units Outstanding                                 $              --      $              --      $        0.471605

                                                                      PUTNAM OTC              PUTNAM             VALIC COMPANY I
                                                                  & EMERGING GROWTH        GLOBAL EQUITY        LARGE CAP GROWTH
                                                                        FUND                   FUND                   FUND
                                                                  -----------------      -----------------      -----------------
                                                                     DIVISION 27             DIVISION 28           DIVISION 30
                                                                  -----------------      -----------------      -----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value            $     170,234,624      $     311,436,521      $     388,723,687
  Balance Due From (To) VALIC General Account, Net                          (96,979)              (145,556)              (168,505)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                    224,287                406,357                593,386
                                                                  -----------------      -----------------      -----------------
Net Assets                                                        $     170,361,932      $     311,697,322      $     389,148,568
                                                                  =================      =================      =================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                            $     170,339,102      $     311,633,162      $     389,084,847
  Reserves For Annuity Contracts On Benefit                                  22,830                 64,160                 63,721
                                                                  -----------------      -----------------      -----------------
Total Contract Owner Reserves                                           170,361,932            311,697,322            389,148,568

  Capital Surplus                                                                --                     --                     --
                                                                  -----------------      -----------------      -----------------
Total Contract Owner Reserves and Capital Surplus                 $     170,361,932      $     311,697,322      $     389,148,568
                                                                  =================      =================      =================


Standard Units
  Net Assets                                                      $     151,425,385      $     259,143,919      $     315,638,876
  Accumulation Units Outstanding                                    366,937,061.146        283,387,430.449        369,317,298.683
  Unit Value of Units Outstanding                                 $        0.412674      $        0.914451      $        0.854655

Enhanced 20 bp Reduced Units
  Net Assets                                                      $      14,895,392      $      34,396,133      $      38,614,820
  Accumulation Units Outstanding                                     34,971,865.508         36,429,751.070         43,795,573.230
  Unit Value of Units Outstanding                                 $        0.425925      $        0.944177      $        0.881706

Enhanced 40 bp Reduced Units
  Net Assets                                                      $       4,066,734      $      18,143,509      $      34,899,760
  Accumulation Units Outstanding                                      9,224,902.179         18,566,338.895         38,256,877.033
  Unit Value of Units Outstanding                                 $        0.440843      $        0.977226      $        0.912248

Enhanced 145 bp Units
  Net Assets                                                      $              --      $           1,418      $              --
  Accumulation Units Outstanding                                                 --              2,467.034                     --
  Unit Value of Units Outstanding                                 $        0.378054      $        0.574928      $              --


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                     AMERICAN            TEMPLETON           VALIC COMPANY II
                                                                   CENTURY ULTRA          FOREIGN        INTERNATIONAL GROWTH II
                                                                       FUND                FUND                   FUND
                                                                 -----------------   -----------------   -----------------------
                                                                    DIVISION 31         DIVISION 32             DIVISION 33
                                                                 -----------------   -----------------   -----------------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value           $     802,782,180   $     297,956,458   $            17,559,181
  Balance Due From (To) VALIC General Account, Net                        (231,659)           (482,096)                  104,452
  Receivable (Payable) For Mutual Fund Sales (Purchases)                 1,048,705             715,667                  (102,454)
                                                                 -----------------   -----------------   -----------------------
Net Assets                                                       $     803,599,226   $     298,190,029   $            17,561,179
                                                                 =================   =================   =======================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                           $     803,351,620   $     298,089,232   $            11,681,320
  Reserves For Annuity Contracts On Benefit                                247,606             100,797                        --
                                                                 -----------------   -----------------   -----------------------
Total Contract Owner Reserves                                          803,599,226         298,190,029                11,681,320

  Capital Surplus                                                               --                  --                 5,879,859
                                                                 -----------------   -----------------   -----------------------
Total Contract Owner Reserves and Capital Surplus                $     803,599,226   $     298,190,029   $            17,561,179
                                                                 =================   =================   =======================


Standard Units
  Net Assets                                                     $     708,428,166   $     260,412,895   $             8,747,467
  Accumulation Units Outstanding                                   588,606,681.006     224,721,114.387             9,751,066.509
  Unit Value of Units Outstanding                                $        1.203568   $        1.158827   $              0.897078

Enhanced 20 bp Reduced Units
  Net Assets                                                     $      74,013,946   $      32,667,951   $             1,466,081
  Accumulation Units Outstanding                                    59,170,778.856      27,321,330.886             1,620,256.302
  Unit Value of Units Outstanding                                $        1.250853   $        1.195694   $              0.904845

Enhanced 40 bp Reduced Units
  Net Assets                                                     $      21,041,004   $       5,043,077   $             1,469,359
  Accumulation Units Outstanding                                    16,126,031.796       4,076,412.617             1,609,834.942
  Unit Value of Units Outstanding                                $        1.304785   $        1.237136   $              0.912739

Enhanced 145 bp Units
  Net Assets                                                     $              --   $              --   $                    --
  Accumulation Units Outstanding                                                --                  --                        --
  Unit Value of Units Outstanding                                $        0.634566   $              --   $                    --


                                                                   VALIC COMPANY II      VALIC COMPANY II      VALIC COMPANY II
                                                                   SMALL CAP GROWTH      SMALL CAP VALUE        MID CAP GROWTH
                                                                        FUND                  FUND                   FUND
                                                                   ----------------      ----------------      ----------------
                                                                      DIVISION 35           DIVISION 36           DIVISION 37
                                                                   ----------------      ----------------      ----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value             $     22,582,472      $     40,075,176      $     25,776,334
  Balance Due From (To) VALIC General Account, Net                            9,312              (148,245)                1,447
  Receivable (Payable) For Mutual Fund Sales (Purchases)                     (1,798)              211,835                17,644
                                                                   ----------------      ----------------      ----------------
Net Assets                                                         $     22,589,986      $     40,138,766      $     25,795,425
                                                                   ================      ================      ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                             $     19,247,203      $     35,435,908      $     23,062,596
  Reserves For Annuity Contracts On Benefit                                  10,033                14,956                 5,764
                                                                   ----------------      ----------------      ----------------
Total Contract Owner Reserves                                            19,257,236            35,450,864            23,068,360

  Capital Surplus                                                         3,332,750             4,687,902             2,727,065
                                                                   ----------------      ----------------      ----------------
Total Contract Owner Reserves and Capital Surplus                  $     22,589,986      $     40,138,766      $     25,795,425
                                                                   ================      ================      ================


Standard Units
  Net Assets                                                       $     10,940,666      $     28,355,191      $     19,002,989
  Accumulation Units Outstanding                                     12,177,837.308        23,443,070.307        28,059,998.776
  Unit Value of Units Outstanding                                  $       0.898408      $       1.209534      $       0.677227

Enhanced 20 bp Reduced Units
  Net Assets                                                       $      1,575,052      $      2,923,538      $      3,006,186
  Accumulation Units Outstanding                                      1,738,121.240         2,396,377.880         4,401,018.672
  Unit Value of Units Outstanding                                  $       0.906181      $       1.219982      $       0.683066

Enhanced 40 bp Reduced Units
  Net Assets                                                       $      6,733,822      $      4,162,153      $      1,057,486
  Accumulation Units Outstanding                                      7,366,646.336         3,382,126.625         1,534,705.729
  Unit Value of Units Outstanding                                  $       0.914096      $       1.230632      $       0.689048

Enhanced 145 bp Units
  Net Assets                                                       $             --      $             --      $             --
  Accumulation Units Outstanding                                                 --                    --                    --
  Unit Value of Units Outstanding                                  $       0.513606      $             --      $             --


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                  VALIC COMPANY II        VALIC COMPANY II        VALIC COMPANY II
                                                                    MID CAP VALUE       CAPITAL APPRECIATION      LARGE CAP VALUE
                                                                       FUND                     FUND                    FUND
                                                                  ----------------      --------------------      ----------------
                                                                    DIVISION 38              DIVISION 39             DIVISION 40
                                                                  ----------------      --------------------      ----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value            $     86,237,545      $         16,265,545      $     20,528,082
  Balance Due From (To) VALIC General Account, Net                         (27,954)                    3,850               106,900
  Receivable (Payable) For Mutual Fund Sales (Purchases)                    65,836                    (3,681)             (101,037)
                                                                  ----------------      --------------------      ----------------
Net Assets                                                        $     86,275,427      $         16,265,714      $     20,533,945
                                                                  ================      ====================      ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                            $     82,217,902      $         14,592,183      $     17,988,087
  Reserves For Annuity Contracts On Benefit                                 46,513                        --                    --
                                                                  ----------------      --------------------      ----------------
Total Contract Owner Reserves                                           82,264,415                14,592,183            17,988,087

  Capital Surplus                                                        4,011,012                 1,673,531             2,545,858
                                                                  ----------------      --------------------      ----------------
Total Contract Owner Reserves and Capital Surplus                 $     86,275,427      $         16,265,714      $     20,533,945
                                                                  ================      ====================      ================


Standard Units
  Net Assets                                                      $     63,068,605      $          4,025,908      $     13,499,996
  Accumulation Units Outstanding                                    38,928,162.034             5,866,302.216        11,615,337.675
  Unit Value of Units Outstanding                                 $       1.620128      $           0.686277      $       1.162256

Enhanced 20 bp Reduced Units
  Net Assets                                                      $      8,238,323      $            694,244      $      3,123,214
  Accumulation Units Outstanding                                     5,041,442.964             1,002,903.429         2,664,153.819
  Unit Value of Units Outstanding                                 $       1.634120      $           0.692234      $       1.172310

Enhanced 40 bp Reduced Units
  Net Assets                                                      $     10,922,253      $          9,872,694      $      1,366,616
  Accumulation Units Outstanding                                     6,625,980.734            14,138,366.350         1,155,643.866
  Unit Value of Units Outstanding                                 $       1.648398      $           0.698291      $       1.182558

Enhanced 145 bp Units
  Net Assets                                                      $             --      $                 --      $             --
  Accumulation Units Outstanding                                                --                        --                    --
  Unit Value of Units Outstanding                                 $             --      $           0.531972      $             --


                                                                    VALIC COMPANY II        VALIC COMPANY II      VALIC COMPANY I
                                                                  SOCIALLY RESPONSIBLE      MONEY MARKET II        OPPORTUNITIES
                                                                         FUND                    FUND                   FUND
                                                                  --------------------      ----------------      ---------------
                                                                       DIVISION 41             DIVISION 44          DIVISION 45
                                                                  --------------------      ----------------      ---------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value            $          9,891,603      $     80,379,798      $     1,010,671
  Balance Due From (To) VALIC General Account, Net                             (20,628)             (194,834)                 484
  Receivable (Payable) For Mutual Fund Sales (Purchases)                        20,251               267,018                  493
                                                                  --------------------      ----------------      ---------------
Net Assets                                                        $          9,891,226      $     80,451,982      $     1,011,648
                                                                  ====================      ================      ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                            $          5,887,052      $     77,473,117      $     1,011,648
  Reserves For Annuity Contracts On Benefit                                         --                69,562                   --
                                                                  --------------------      ----------------      ---------------
Total Contract Owner Reserves                                                5,887,052            77,542,679            1,011,648

  Capital Surplus                                                            4,004,174             2,909,303                   --
                                                                  --------------------      ----------------      ---------------
Total Contract Owner Reserves and Capital Surplus                 $          9,891,226      $     80,451,982      $     1,011,648
                                                                  ====================      ================      ===============


Standard Units
  Net Assets                                                      $          1,807,224      $     63,307,252      $       888,457
  Accumulation Units Outstanding                                         2,009,797.974        55,192,757.614        2,320,712.916
  Unit Value of Units Outstanding                                 $           0.899207      $       1.147021      $      0.382838

Enhanced 20 bp Reduced Units
  Net Assets                                                      $          1,377,006      $     10,613,293      $        50,427
  Accumulation Units Outstanding                                         1,518,217.138         9,173,724.322          131,146.914
  Unit Value of Units Outstanding                                 $           0.906989      $       1.156923      $      0.384511

Enhanced 40 bp Reduced Units
  Net Assets                                                      $          2,703,199      $      3,556,612      $        72,980
  Accumulation Units Outstanding                                         2,954,574.462         3,047,552.030          188,972.765
  Unit Value of Units Outstanding                                 $           0.914920      $       1.167039      $      0.386193

Enhanced 145 bp Units
  Net Assets                                                      $                 --      $             --      $            --
  Accumulation Units Outstanding                                                    --                    --                   --
  Unit Value of Units Outstanding                                 $                 --      $             --      $            --

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                   VALIC COMPANY I            JANUS             VALIC COMPANY II
                                                                 NASDAQ-100(R) INDEX     ADVISER WORLDWIDE      AGGRESSIVE GROWTH
                                                                        FUND                   FUND              LIFESTYLE FUND
                                                                 -------------------     -----------------      -----------------
                                                                     DIVISION 46            DIVISION 47            DIVISION 48
                                                                 -------------------     -----------------      -----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value           $       25,156,190      $      31,378,020      $      20,693,372
  Balance Due From (To) VALIC General Account, Net                          (91,437)               (22,780)                (7,162)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                    107,138                 72,302                  4,660
                                                                 ------------------      -----------------      -----------------
Net Assets                                                       $       25,171,891      $      31,427,542      $      20,690,870
                                                                 ==================      =================      =================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                           $       25,171,891      $      31,411,290      $      15,711,059
  Reserves For Annuity Contracts On Benefit                                      --                 16,252                     --
                                                                 ------------------      -----------------      -----------------
Total Contract Owner Reserves                                            25,171,891             31,427,542             15,711,059

  Capital Surplus                                                                --                     --              4,979,811
                                                                 ------------------      -----------------      -----------------
Total Contract Owner Reserves and Capital Surplus                $       25,171,891      $      31,427,542      $      20,690,870
                                                                 ==================      =================      =================


Standard Units
  Net Assets                                                     $       22,454,142      $      26,822,137      $      11,601,378
  Accumulation Units Outstanding                                     76,610,719.502         51,359,692.919         11,558,922.255
  Unit Value of Units Outstanding                                $         0.293094      $        0.522241      $        1.003673

Enhanced 20 bp Reduced Units
  Net Assets                                                     $        1,552,302      $       3,699,627      $       1,984,331
  Accumulation Units Outstanding                                      5,273,085.745          7,053,397.097          1,960,053.308
  Unit Value of Units Outstanding                                $         0.294382      $        0.524517      $        1.012386

Enhanced 40 bp Reduced Units
  Net Assets                                                     $        1,169,701      $         889,282      $       2,123,807
  Accumulation Units Outstanding                                      3,956,141.966          1,688,080.457          2,079,688.597
  Unit Value of Units Outstanding                                $         0.295667      $        0.526801      $        1.021214

Enhanced 145 bp Units
  Net Assets                                                     $               --      $           6,049      $           4,760
  Accumulation Units Outstanding                                                 --             10,453.072              6,821.062
  Unit Value of Units Outstanding                                $               --      $        0.578663      $        0.697810


                                                                  VALIC COMPANY II     VALIC COMPANY II     VANGUARD LIFESTRATEGY
                                                                   MODERATE GROWTH    CONSERVATIVE GROWTH           GROWTH
                                                                   LIFESTYLE FUND       LIFESTYLE FUND               FUND
                                                                   ---------------    -------------------   ---------------------
                                                                     DIVISION 49          DIVISION 50            DIVISION 52
                                                                   ---------------    -------------------   ---------------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value             $    35,817,010    $        19,843,506   $          53,970,175
  Balance Due From (To) VALIC General Account, Net                          21,032                 (9,005)                (67,716)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                   (23,868)                 9,583                  64,794
                                                                   ---------------    -------------------   ---------------------
Net Assets                                                         $    35,814,174    $        19,844,084   $          53,967,253
                                                                   ===============    ===================   =====================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                             $    30,181,855    $        13,755,056   $          53,967,253
  Reserves For Annuity Contracts On Benefit                                     --                     --                      --
                                                                   ---------------    -------------------   ---------------------
Total Contract Owner Reserves                                           30,181,855             13,755,056              53,967,253

  Capital Surplus                                                        5,632,319              6,089,028                      --
                                                                   ---------------    -------------------   ---------------------
Total Contract Owner Reserves and Capital Surplus                  $    35,814,174    $        19,844,084   $          53,967,253
                                                                   ===============    ===================   =====================


Standard Units
  Net Assets                                                       $    19,473,348    $         9,821,889   $          19,378,627
  Accumulation Units Outstanding                                    16,964,088.159          7,989,699.315          20,497,135.657
  Unit Value of Units Outstanding                                  $      1.147916    $          1.229319   $            0.945431

Enhanced 20 bp Reduced Units
  Net Assets                                                       $     3,491,690    $         1,799,518   $           3,685,038
  Accumulation Units Outstanding                                     3,015,695.457          1,451,289.546           3,864,619.606
  Unit Value of Units Outstanding                                  $      1.157839    $          1.239944   $            0.953532

Enhanced 40 bp Reduced Units
  Net Assets                                                       $     7,204,244    $         2,097,249   $          30,906,776
  Accumulation Units Outstanding                                     6,168,318.163          1,676,791.881          32,138,315.805
  Unit Value of Units Outstanding                                  $      1.167943    $          1.250751   $            0.961680

Enhanced 145 bp Units
  Net Assets                                                       $        16,704    $            37,785   $                  --
  Accumulation Units Outstanding                                        20,413.064             41,947.439                      --
  Unit Value of Units Outstanding                                  $      0.818293    $          0.900779   $                  --

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                VANGUARD LIFESTRATEGY    VANGUARD LIFESTRATEGY      EVERGREEN
                                                                    MODERATE GROWTH       CONSERVATIVE GROWTH       SMALL CAP
                                                                         FUND                    FUND               VALUE FUND
                                                                ----------------------   ---------------------   ----------------
                                                                      DIVISION 53             DIVISION 54           DIVISION 55
                                                                ----------------------   ---------------------   ----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value          $           68,558,128   $          20,315,581   $     94,801,008
  Balance Due From (To) VALIC General Account, Net                              59,621                  37,748          1,250,526
  Receivable (Payable) For Mutual Fund Sales (Purchases)                       (38,707)                (34,053)        (1,111,540)
                                                                ----------------------   ---------------------   ----------------
Net Assets                                                      $           68,579,042   $          20,319,276   $     94,939,994
                                                                ======================   =====================   ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                          $           68,579,042   $          20,319,276   $     94,916,652
  Reserves For Annuity Contracts On Benefit                                         --                      --             23,342
                                                                ----------------------   ---------------------   ----------------
Total Contract Owner Reserves                                               68,579,042              20,319,276         94,939,994

  Capital Surplus                                                                   --                      --                 --
                                                                ----------------------   ---------------------   ----------------
Total Contract Owner Reserves and Capital Surplus               $           68,579,042   $          20,319,276   $     94,939,994
                                                                ======================   =====================   ================


Standard Units
  Net Assets                                                    $           19,290,322   $          11,333,091   $     80,780,473
  Accumulation Units Outstanding                                        18,944,657.653          10,459,117.201     69,554,034.843
  Unit Value of Units Outstanding                               $             1.018246   $            1.083561   $       1.161406

Enhanced 20 bp Reduced Units
  Net Assets                                                    $            4,964,816   $           1,100,612   $      9,800,817
  Accumulation Units Outstanding                                         4,834,563.583           1,007,113.206      8,371,514.494
  Unit Value of Units Outstanding                               $             1.026942   $            1.092838   $       1.170734

Enhanced 40 bp Reduced Units
  Net Assets                                                    $           44,327,300   $           7,887,243   $      4,350,110
  Accumulation Units Outstanding                                        42,797,007.039           7,155,948.163      3,686,184.253
  Unit Value of Units Outstanding                               $             1.035757   $            1.102194   $       1.180112

Enhanced 145 bp Units
  Net Assets                                                    $                   --   $                  --   $             --
  Accumulation Units Outstanding                                                    --                      --                 --
  Unit Value of Units Outstanding                               $                   --   $                  --   $             --


                                                                   EVERGREEN           EVERGREEN          VALIC COMPANY II
                                                                GROWTH & INCOME          VALUE               CORE BOND
                                                                     FUND                 FUND                  FUND
                                                                ---------------      ---------------      ----------------
                                                                  DIVISION 56          DIVISION 57           DIVISION 58
                                                                ---------------      ---------------      ----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value          $     4,024,076      $     9,233,961      $     24,215,768
  Balance Due From (To) VALIC General Account, Net                       11,688               (8,567)               (4,189)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                 (7,898)              16,634                 3,623
                                                                ---------------      ---------------      ----------------
Net Assets                                                      $     4,027,866      $     9,242,028      $     24,215,202
                                                                ===============      ===============      ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                          $     4,027,866      $     9,242,028      $     18,286,895
  Reserves For Annuity Contracts On Benefit                                  --                   --                18,180
                                                                ---------------      ---------------      ----------------
Total Contract Owner Reserves                                         4,027,866            9,242,028            18,305,075

  Capital Surplus                                                            --                   --             5,910,127
                                                                ---------------      ---------------      ----------------
Total Contract Owner Reserves and Capital Surplus               $     4,027,866      $     9,242,028      $     24,215,202
                                                                ===============      ===============      ================


Standard Units
  Net Assets                                                    $     3,450,900      $     7,999,080      $     12,363,246
  Accumulation Units Outstanding                                  4,723,655.642        9,232,239.061         9,930,525.218
  Unit Value of Units Outstanding                               $      0.730557      $      0.866429      $       1.244974

Enhanced 20 bp Reduced Units
  Net Assets                                                    $       395,222      $       953,442      $      1,093,342
  Accumulation Units Outstanding                                    536,677.991        1,091,640.342           870,673.048
  Unit Value of Units Outstanding                               $      0.736423      $      0.873403      $       1.255743

Enhanced 40 bp Reduced Units
  Net Assets                                                    $       182,623      $       291,078      $      4,829,379
  Accumulation Units Outstanding                                    246,004.370          330,612.410         3,812,557.953
  Unit Value of Units Outstanding                               $      0.742357      $      0.880421      $       1.266703

Enhanced 145 bp Units
  Net Assets                                                    $            --      $            --      $          2,547
  Accumulation Units Outstanding                                             --                   --             2,273.048
  Unit Value of Units Outstanding                               $            --      $            --      $       1.120686


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                 VALIC COMPANY II       VALIC COMPANY II
                                                                  STRATEGIC BOND         HIGH YIELD BOND            JANUS
                                                                      FUND                    FUND                   FUND
                                                                 -----------------      -----------------      -----------------
                                                                    DIVISION 59            DIVISION 60            DIVISION 61
                                                                 -----------------      -----------------      -----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value           $      25,862,704      $      18,176,227      $      39,005,872
  Balance Due From (To) VALIC General Account, Net                          61,508                 30,718                 (8,307)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                   (53,386)               (29,706)                66,261
                                                                 -----------------      -----------------      -----------------
Net Assets                                                       $      25,870,826      $      18,177,239      $      39,063,826
                                                                 =================      =================      =================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                           $      20,115,510      $      12,984,355      $      39,063,826
  Reserves For Annuity Contracts On Benefit                                     --                 10,809                     --
                                                                 -----------------      -----------------      -----------------
Total Contract Owner Reserves                                           20,115,510             12,995,164             39,063,826

  Capital Surplus                                                        5,755,316              5,182,075                     --
                                                                 -----------------      -----------------      -----------------
Total Contract Owner Reserves and Capital Surplus                $      25,870,826      $      18,177,239      $      39,063,826
                                                                 =================      =================      =================


Standard Units
  Net Assets                                                     $      17,342,662      $      11,892,591      $      31,951,118
  Accumulation Units Outstanding                                    13,615,201.122         11,554,259.507         71,609,092.653
  Unit Value of Units Outstanding                                $        1.273772      $        1.029282      $        0.446188

Enhanced 20 bp Reduced Units
  Net Assets                                                     $       1,269,362      $         706,104      $       5,611,618
  Accumulation Units Outstanding                                       987,993.519            680,130.997         12,521,963.118
  Unit Value of Units Outstanding                                $        1.284788      $        1.038188      $        0.448142

Enhanced 40 bp Reduced Units
  Net Assets                                                     $       1,502,553      $         387,449      $       1,509,772
  Accumulation Units Outstanding                                     1,159,362.097            369,950.656          3,354,421.944
  Unit Value of Units Outstanding                                $        1.296017      $        1.047298      $        0.450084

Enhanced 145 bp Units
  Net Assets                                                     $           3,024      $              --      $              --
  Accumulation Units Outstanding                                         2,775.755                     --                     --
  Unit Value of Units Outstanding                                $        1.089291      $              --      $              --


                                                                    INVESCO             CREDIT SUISSE             MSIF TRUST
                                                                     GROWTH           SMALL CAP GROWTH          MID CAP GROWTH
                                                                      FUND                  FUND                  PORTFOLIO
                                                                -----------------     -----------------      ------------------
                                                                   DIVISION 62           DIVISION 63             DIVISION 64
                                                                -----------------     -----------------      ------------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value          $       7,153,404     $      13,837,401      $       15,054,190
  Balance Due From (To) VALIC General Account, Net                            237                 3,328                  85,137
  Receivable (Payable) For Mutual Fund Sales (Purchases)                   21,309                (3,423)                (52,189)
                                                                -----------------     -----------------      ------------------
Net Assets                                                      $       7,174,950     $      13,837,306      $       15,087,138
                                                                =================     =================      ==================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                          $       7,174,950     $      13,837,306      $       15,087,138
  Reserves For Annuity Contracts On Benefit                                    --                    --                      --
                                                                -----------------     -----------------      ------------------
Total Contract Owner Reserves                                           7,174,950            13,837,306              15,087,138

  Capital Surplus                                                              --                    --                      --
                                                                -----------------     -----------------      ------------------
Total Contract Owner Reserves and Capital Surplus               $       7,174,950     $      13,837,306      $       15,087,138
                                                                =================     =================      ==================


Standard Units
  Net Assets                                                    $       6,103,648     $      11,825,546      $       11,956,358
  Accumulation Units Outstanding                                   28,708,324.152        22,290,229.487          29,161,848.123
  Unit Value of Units Outstanding                               $        0.212609     $        0.530526      $         0.410000

Enhanced 20 bp Reduced Units
  Net Assets                                                    $         705,233     $       1,637,317      $        2,721,073
  Accumulation Units Outstanding                                    3,302,733.751         3,072,770.868           6,607,721.065
  Unit Value of Units Outstanding                               $        0.213530     $        0.532847      $         0.411802

Enhanced 40 bp Reduced Units
  Net Assets                                                    $         368,153     $         377,038      $          412,251
  Accumulation Units Outstanding                                    1,716,641.092           704,536.402             996,790.275
  Unit Value of Units Outstanding                               $        0.214461     $        0.535157      $         0.413578

Enhanced 145 bp Units
  Net Assets                                                    $              --     $              --      $               --
  Accumulation Units Outstanding                                               --                    --                      --
  Unit Value of Units Outstanding                               $              --     $              --      $               --

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                     EVERGREEN               SIT                   SIT
                                                                   SPECIAL EQUITY      SMALL CAP GROWTH       MID CAP GROWTH
                                                                        FUND                 FUND                  FUND
                                                                   ---------------     -----------------     -----------------
                                                                     DIVISION 65          DIVISION 66           DIVISION 67
                                                                   ---------------     -----------------     -----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value             $     6,530,597     $      33,558,733     $       6,225,009
  Balance Due From (To) VALIC General Account, Net                             596                15,639                (3,021)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                    16,818                15,642                 8,443
                                                                   ---------------     -----------------     -----------------
Net Assets                                                         $     6,548,011     $      33,590,014     $       6,230,431
                                                                   ===============     =================     =================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                             $     6,533,806     $      33,586,725     $       6,230,431
  Reserves For Annuity Contracts On Benefit                                 14,205                 3,289                    --
                                                                   ---------------     -----------------     -----------------
Total Contract Owner Reserves                                            6,548,011            33,590,014             6,230,431

  Capital Surplus                                                               --                    --                    --
                                                                   ---------------     -----------------     -----------------
Total Contract Owner Reserves and Capital Surplus                  $     6,548,011     $      33,590,014     $       6,230,431
                                                                   ===============     =================     =================


Standard Units
  Net Assets                                                       $     5,582,141     $      27,815,909     $       5,480,375
  Accumulation Units Outstanding                                     9,553,634.572        61,945,280.359        15,068,187.570
  Unit Value of Units Outstanding                                  $      0.584295     $        0.449040     $        0.363705

Enhanced 20 bp Reduced Units
  Net Assets                                                       $       515,987     $       4,823,506     $         648,819
  Accumulation Units Outstanding                                       879,263.713        10,695,254.794         1,776,175.562
  Unit Value of Units Outstanding                                  $      0.586840     $        0.450995     $        0.365290

Enhanced 40 bp Reduced Units
  Net Assets                                                       $       437,173     $         953,288     $         102,416
  Accumulation Units Outstanding                                       741,742.248         2,104,569.178           279,150.559
  Unit Value of Units Outstanding                                  $      0.589387     $        0.452961     $        0.366883

Enhanced 145 bp Units
  Net Assets                                                       $            --     $              --     $              --
  Accumulation Units Outstanding                                                --                    --                    --
  Unit Value of Units Outstanding                                  $            --     $              --     $              --


                                                                                              ARIEL                LOU HOLLAND
                                                                       ARIEL                APPRECIATION             GROWTH
                                                                       FUND                    FUND                   FUND
                                                                   -----------------     -----------------      -----------------
                                                                      DIVISION 68           DIVISION 69            DIVISION 70
                                                                   -----------------     -----------------      -----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value             $     158,498,371     $     201,577,290      $      10,627,374
  Balance Due From (To) VALIC General Account, Net                            77,769               (99,649)               (15,159)
  Receivable (Payable) For Mutual Fund Sales (Purchases)                      22,751               229,791                 29,675
                                                                   -----------------     -----------------      -----------------
Net Assets                                                         $     158,598,891     $     201,707,432      $      10,641,890
                                                                   =================     =================      =================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
                         Reinvestment)                             $     158,598,891     $     201,669,001      $      10,641,890
  Reserves For Annuity Contracts On Benefit                                       --                38,431                     --
                                                                   -----------------     -----------------      -----------------
Total Contract Owner Reserves                                            158,598,891           201,707,432             10,641,890

  Capital Surplus                                                                 --                    --                     --
                                                                   -----------------     -----------------      -----------------
Total Contract Owner Reserves and Capital Surplus                  $     158,598,891     $     201,707,432      $      10,641,890
                                                                   =================     =================      =================


Standard Units
  Net Assets                                                       $     133,163,867     $     172,254,701      $       9,207,565
  Accumulation Units Outstanding                                     112,898,764.962       158,623,398.960         13,601,000.701
  Unit Value of Units Outstanding                                  $        1.179498     $        1.085935      $        0.676977

Enhanced 20 bp Reduced Units
  Net Assets                                                       $      16,376,136     $      18,876,659      $         944,956
  Accumulation Units Outstanding                                      13,823,828.655        17,307,445.345          1,389,807.138
  Unit Value of Units Outstanding                                  $        1.184631     $        1.090667      $        0.679919

Enhanced 40 bp Reduced Units
  Net Assets                                                       $       9,084,544     $      10,571,973      $         490,694
  Accumulation Units Outstanding                                       7,635,539.674         9,651,111.698            718,559.686
  Unit Value of Units Outstanding                                  $        1.189771     $        1.095415      $        0.682886

Enhanced 145 bp Units
  Net Assets                                                       $              --     $              --      $              --
  Accumulation Units Outstanding                                                  --                    --                     --
  Unit Value of Units Outstanding                                  $              --     $              --      $              --

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENT OF NET ASSETS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                      DREYFUS BASIC         VALIC COMPANY I
                                                                U.S. MORTGAGE SECURITIES   BLUE CHIP GROWTH
                                                                           FUND                  FUND
                                                                ------------------------   -----------------
                                                                       DIVISION 71            DIVISION 72
                                                                ------------------------   -----------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value          $             94,566,898   $      15,947,539
  Balance Due From (To) VALIC General Account, Net                                33,122              15,590
  Receivable (Payable) For Mutual Fund Sales (Purchases)                          14,248               3,874
                                                                ------------------------   -----------------
Net Assets                                                      $             94,614,268   $      15,967,003
                                                                ========================   =================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
        Reinvestment)                                           $             94,589,154   $      15,962,575
  Reserves For Annuity Contracts On Benefit                                       25,114               4,428
                                                                ------------------------   -----------------
Total Contract Owner Reserves                                                 94,614,268          15,967,003

  Capital Surplus                                                                     --                  --
                                                                ------------------------   -----------------
Total Contract Owner Reserves and Capital Surplus               $             94,614,268   $      15,967,003
                                                                ========================   =================


Standard Units
  Net Assets                                                    $             83,081,510   $      13,570,997
   Accumulation Units Outstanding                                         69,936,344.672      22,902,085.738
  Unit Value of Units Outstanding                               $               1.187959   $        0.592566

Enhanced 20 bp Reduced Units
  Net Assets                                                    $              8,095,679   $       1,318,809
   Accumulation Units Outstanding                                          6,785,363.707       2,215,964.843
  Unit Value of Units Outstanding                               $               1.193109   $        0.595140

Enhanced 40 bp Reduced Units
  Net Assets                                                    $              3,422,210   $       1,075,251
   Accumulation Units Outstanding                                          2,855,918.389       1,798,856.896
  Unit Value of Units Outstanding                               $               1.198287   $        0.597741

Enhanced 145 bp Units
  Net Assets                                                    $                     --   $              --
  Accumulation Units Outstanding                                                      --                  --
  Unit Value of Units Outstanding                               $                     --   $              --


                                                                    VALIC COMPANY I    VALIC COMPANY I
                                                                    HEALTH SCIENCES         VALUE
                                                                         FUND                FUND
                                                                   -----------------   ---------------
                                                                      DIVISION 73        DIVISION 74
                                                                   -----------------   ---------------
ASSETS:
  Investments in Shares Of Mutual Funds, at Fair Value             $      53,143,403   $     9,726,840
  Balance Due From (To) VALIC General Account, Net                           (10,049)            6,004
  Receivable (Payable) For Mutual Fund Sales (Purchases)                      11,024             3,915
                                                                   -----------------   ---------------
Net Assets                                                         $      53,144,378   $     9,736,759
                                                                   =================   ===============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable
        Contract Loans - Partial Withdrawals with Right of
        Reinvestment)                                              $      53,102,912   $     1,693,939
  Reserves For Annuity Contracts On Benefit                                   41,466                --
                                                                   -----------------   ---------------
Total Contract Owner Reserves                                             53,144,378         1,693,939

  Capital Surplus                                                                 --         8,042,820
                                                                   -----------------   ---------------
Total Contract Owner Reserves and Capital Surplus                  $      53,144,378   $     9,736,759
                                                                   =================   ===============


Standard Units
  Net Assets                                                       $      46,752,093   $     1,518,676
   Accumulation Units Outstanding                                     71,763,339.467     1,907,257.085
  Unit Value of Units Outstanding                                  $        0.651476   $      0.796262

Enhanced 20 bp Reduced Units
  Net Assets                                                       $       4,662,833   $        98,749
   Accumulation Units Outstanding                                      7,126,532.391       123,767.195
  Unit Value of Units Outstanding                                  $        0.654292   $      0.797861

Enhanced 40 bp Reduced Units
  Net Assets                                                       $       1,698,812   $        76,765
   Accumulation Units Outstanding                                      2,585,105.589        96,020.448
  Unit Value of Units Outstanding                                  $        0.657154   $      0.799469

Enhanced 145 bp Units
  Net Assets                                                       $              --   $            --
  Accumulation Units Outstanding                                                  --                --
  Unit Value of Units Outstanding                                  $              --   $            --


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2002

                                                                                    MARKET       MARKET
UNDERLYING FUND                                      DIVISION      SHARES            PRICE       VALUE             COST
---------------------------------------------        --------  --------------       -------  --------------   --------------
VALIC Company I Capital Conservation Fund                1            463,909       $  9.78  $    4,537,031   $    4,380,590
VALIC Company I Money Market I Fund                      2          3,560,568          1.00       3,560,568        3,560,568
VALIC Company I Mid Cap Index Fund                       4         65,845,183         14.14     931,050,890    1,235,601,338
VALIC Company I Asset Allocation Fund                    5         14,914,822         10.43     155,561,597      186,288,136
VALIC Company I Money Market I Fund                      6        470,962,956          1.00     470,962,956      470,962,957
VALIC Company I Capital Conservation Fund                7          7,831,987          9.78      76,596,836       74,354,200
VALIC Company I Government Securities Fund               8         15,162,570         10.99     166,636,647      158,686,016
VALIC Company I Stock Index Fund                       10A          9,304,839         24.23     225,456,238      238,128,823
VALIC Company I Stock Index Fund                       10B            777,837         24.23      18,846,999       19,892,307
VALIC Company I Stock Index Fund                       10C        115,234,357         24.23   2,792,128,476    3,003,875,792
VALIC Company I Stock Index Fund                       10D            988,449         24.23      23,950,130       26,910,843
VALIC Company I International Equities Fund             11         14,128,736          5.30      74,882,302       76,413,637
VALIC Company I Social Awareness Fund                   12         22,422,780         14.18     317,955,018      453,405,565
VALIC Company I International Government
  Bond Fund                                             13         10,490,697         12.20     127,986,508      116,955,863
VALIC Company I Small Cap Index Fund                    14         22,298,706          9.42     210,053,812      312,100,357
VALIC Company I Core Equity Fund                        15         56,515,987          9.31     526,163,840      892,731,913
VALIC Company I Growth & Income Fund                    16         14,449,034         10.63     153,593,234      234,324,305
VALIC Company I Science & Technology Fund               17        125,964,279          7.48     942,212,801    2,917,567,722
VALIC Company I Small Cap Fund                          18         70,827,879          6.98     494,378,595      696,201,018
Templeton Global Asset Allocation Fund                  19         15,262,351         14.59     222,677,699      290,333,283
VALIC Company I International Growth I Fund             20         57,240,755          5.89     337,148,046      523,391,937
VALIC Company I Income & Growth Fund                    21         26,165,961          7.07     184,993,345      254,958,173
Vanguard LT Corporate Fund                              22         18,512,189          9.23     170,867,502      162,953,346
Vanguard LT Treasury Fund                               23         28,684,566         11.76     337,330,493      316,245,809
Vanguard Windsor II Fund                                24         37,142,413         20.80     772,562,182    1,030,242,662
Vanguard Wellington Fund                                25         28,727,704         24.56     705,552,421      822,226,514
Putnam New Opportunities Fund                           26         18,591,859         28.43     528,566,557    1,130,518,905
Putnam OTC & Emerging Growth Fund                       27         33,776,711          5.04     170,234,623      407,478,326
Putnam Global Equity Fund                               28         52,696,535          5.91     311,436,521      651,897,236
VALIC Company I Large Cap Growth Fund                   30         78,530,038          4.95     388,723,687      732,465,960
American Century Ultra Fund                             31         37,902,841         21.18     802,782,180    1,308,440,572
Templeton Foreign Fund                                  32         35,855,169          8.31     297,956,458      346,223,711
VALIC Company II International Growth II Fund           33          2,113,018          8.31      17,559,181       20,941,886
VALIC Company II Small Cap Growth Fund                  35          3,059,956          7.38      22,582,472       32,123,152
VALIC Company II Small Cap Value Fund                   36          4,214,004          9.51      40,075,176       47,932,700
VALIC Company II Mid Cap Growth Fund                    37          5,728,075          4.50      25,776,334       38,857,529

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                          DECEMBER 31, 2002 (CONTINUED)


                                                                                     MARKET        MARKET
UNDERLYING FUND                                         DIVISION       SHARES         PRICE        VALUE               COST
---------------------------------------------------     --------   --------------   ---------  ---------------   ---------------
VALIC Company II Mid Cap Value Fund                        38           7,604,722       11.34       86,237,545       100,450,068
VALIC Company II Capital Appreciation Fund                 39           2,506,247        6.49       16,265,545        23,517,683
VALIC Company II Large Cap Value Fund                      40           2,118,481        9.69       20,528,082        22,797,025
VALIC Company II Socially Responsible Fund                 41           1,215,185        8.14        9,891,603        13,689,421
VALIC Company II Money Market II Fund                      44          80,379,798        1.00       80,379,798        80,379,798
VALIC Company I Opportunities Fund                         45             262,512        3.85        1,010,671         1,212,078
VALIC Company I Nasdaq-100(R) Index Fund                   46           9,114,562        2.76       25,156,190        29,906,113
Janus Adviser Worldwide Fund                               47           1,452,014       21.61       31,378,020        44,004,818
VALIC Company II Aggressive Growth Lifestyle Fund          48           2,862,154        7.23       20,693,372        26,996,440
VALIC Company II Moderate Growth Lifestyle Fund            49           4,074,745        8.79       35,817,010        41,661,547
VALIC Company II Conservative Growth Lifestyle Fund        50           2,283,487        8.69       19,843,506        21,755,125
Vanguard Lifestrategy Growth Fund                          52           3,758,369       14.36       53,970,175        64,607,559
Vanguard Lifestrategy Moderate Growth Fund                 53           4,942,908       13.87       68,558,128        77,352,557
Vanguard Lifestrategy Conservative Growth Fund             54           1,584,679       12.82       20,315,581        21,756,369
Evergreen Small Cap Equity Income Fund                     55           5,612,848       16.89       94,801,008       110,751,079
Evergreen Growth & Income Fund                             56             224,558       17.92        4,024,076         4,669,078
Evergreen Value Fund - Class A                             57             654,427       14.11        9,233,961        11,159,539
VALIC Company II Core Bond Fund                            58           2,399,977       10.09       24,215,768        23,747,419
VALIC Company II Strategic Bond Fund                       59           2,699,656        9.58       25,862,704        26,022,549
VALIC Company II High Yield Bond Fund                      60           2,600,319        6.99       18,176,227        20,599,416
Janus Fund                                                 61           2,188,882       17.82       39,005,872        57,932,668
INVESCO Growth Fund                                        62           4,675,427        1.53        7,153,404        11,643,635
Credit Suisse Small Cap Growth Fund                        63           1,093,002       12.66       13,837,401        17,034,529
Morgan Stanley IFT Mid Cap Growth Portfolio                64           1,269,325       11.86       15,054,190        19,973,967
Evergreen Special Equity Fund                              65             816,325        8.00        6,530,597         7,972,957
SIT Small Cap Growth Fund                                  66           1,804,233       18.60       33,558,733        41,316,017
SIT Mid Cap Growth Fund                                    67             911,421        6.83        6,225,009         8,296,494
Ariel Fund                                                 68           4,497,684       35.24      158,498,371       168,639,977
Ariel Appreciation Fund                                    69           6,097,317       33.06      201,577,290       223,181,961
Lou Holland Growth Fund                                    70             818,750       12.98       10,627,374        12,567,903
Dreyfus BASIC U.S. Mortgage Securities Fund                71           6,054,219       15.62       94,566,898        94,292,637
VALIC Company I Blue Chip Growth Fund                      72           2,640,321        6.04       15,947,539        19,337,010
VALIC Company I Health Sciences Fund                       73           7,991,489        6.65       53,143,403        65,344,508
VALIC Company I Value Fund                                 74           1,220,432        7.97        9,726,840        11,820,448


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                             VALIC COMPANY I          VALIC COMPANY I       VALIC COMPANY I
                                                          CAPITAL CONSERVATION     CAPITAL CONSERVATION      MONEY MARKET I
                                                                  FUND                     FUND                  FUND
                                                          --------------------     --------------------     ---------------
                                                               DIVISION 1               DIVISION 7             DIVISION 2
                                                          --------------------     --------------------     ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $            197,571     $          3,156,851     $        48,272
EXPENSES:
  Mortality And Expense Risk Charge                                     42,944                  680,682              38,822
  Reimbursements Of Expenses                                                --                       --                  --
                                                          --------------------     --------------------     ---------------
Net Investment Income                                                  154,627                2,476,169               9,450
                                                          --------------------     --------------------     ---------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                             6,186                  185,084                  --
  Capital Gains Distributions From Mutual Funds                             --                       --                  --
                                                          --------------------     --------------------     ---------------
  Net Realized Gains (Losses)                                            6,186                  185,084                  --
                                                          --------------------     --------------------     ---------------

  Net Change in Unrealized Appreciation (Depreciation)
    During The Period                                                  166,277                2,597,953                  --
                                                          --------------------     --------------------     ---------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $            327,090     $          5,259,206     $         9,450
                                                          ====================     ====================     ===============


                                                          VALIC COMPANY I     VALIC COMPANY I
                                                           MONEY MARKET I      MID CAP INDEX
                                                               FUND                FUND
                                                          ---------------     ---------------
                                                             DIVISION 6          DIVISION 4
                                                          ---------------     ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $     5,931,300     $     6,609,262
EXPENSES:
  Mortality And Expense Risk Charge                             4,598,358           9,793,775
  Reimbursements Of Expenses                                           --                  --
                                                          ---------------     ---------------
Net Investment Income                                           1,332,942          (3,184,513)
                                                          ---------------     ---------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                           --         (17,135,968)
  Capital Gains Distributions From Mutual Funds                        --          32,864,587
                                                          ---------------     ---------------
  Net Realized Gains (Losses)                                          --          15,728,619
                                                          ---------------     ---------------

  Net Change in Unrealized Appreciation (Depreciation)
    During The Period                                                  --        (185,830,119)
                                                          ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $     1,332,942     $  (173,286,013)
                                                          ===============     ===============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)

                                    VALIC COMPANY I       VALIC COMPANY I      VALIC COMPANY I   VALIC COMPANY I   VALIC COMPANY I
                                    ASSET ALLOCATION   GOVERNMENT SECURITIES     STOCK INDEX       STOCK INDEX       STOCK INDEX
                                         FUND                  FUND                 FUND              FUND              FUND
                                    ----------------   ---------------------   ---------------   ---------------   ---------------
                                       DIVISION 5            DIVISION 8          DIVISION 10A      DIVISION 10B      DIVISION 10C
                                    ----------------   ---------------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds       $      4,323,152   $           5,321,760   $     3,230,698   $       265,193   $    37,121,081
EXPENSES:
  Mortality And Expense Risk Charge        1,703,575               1,290,068         2,842,098            66,990        31,446,932
  Reimbursements Of Expenses                      --                      --                --                --                --
                                    ----------------   ---------------------   ---------------   ---------------   ---------------
Net Investment Income (Loss)               2,619,577               4,031,692           388,600           198,203         5,674,149
                                    ----------------   ---------------------   ---------------   ---------------   ---------------

NET REALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net Realized Gains (Losses)
    On Investments                        (4,285,962)              1,361,587         6,150,171           263,174        (3,924,277)
  Capital Gains Distributions
    From Mutual Funds                        123,259                 981,033         5,827,039           486,940        71,797,153
                                    ----------------   ---------------------   ---------------   ---------------   ---------------
  Net Realized Gains (Losses)             (4,162,703)              2,342,620        11,977,210           750,114        67,872,876
                                    ----------------   ---------------------   ---------------   ---------------   ---------------

  Net Change in Unrealized
    Appreciation (Depreciation)
    During The Period                    (17,813,759)              6,961,696       (89,649,156)       (7,088,417)     (946,902,495)
                                    ----------------   ---------------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                 $    (19,356,885)  $          13,336,008   $   (77,283,346)  $    (6,140,100)  $  (873,355,470)
                                    ================   =====================   ===============   ===============   ===============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                 FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)



                               VALIC COMPANY I       VALIC COMPANY I      VALIC COMPANY I       VALIC COMPANY I     VALIC COMPANY I
                                 STOCK INDEX     INTERNATIONAL EQUITIES   SOCIAL AWARENESS   INT'L GOVERNMENT BOND  SMALL CAP INDEX
                                    FUND                  FUND                 FUND                  FUND                FUND
                               ---------------   ----------------------   ----------------   ---------------------  ---------------
                                 DIVISION 10D          DIVISION 11          DIVISION 12           DIVISION 13         DIVISION 14
                               ---------------   ----------------------   ----------------   ---------------------  ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds  $       326,614   $              277,567   $      2,999,755   $                  --  $     2,155,598
EXPENSES:
  Mortality And Expense Risk
    Charge                             285,559                  839,453          3,728,941               1,061,274        2,221,793
  Reimbursements Of Expenses                --                       --                 --                      --               --
                               ---------------   ----------------------   ----------------   ---------------------  ---------------
Net Investment Income (Loss)            41,055                 (561,886)          (729,186)             (1,061,274)         (66,195)
                               ---------------   ----------------------   ----------------   ---------------------  ---------------

NET REALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net Realized Gains (Losses)
    On Investments                     652,467              (35,463,823)       (15,638,763)                259,260      (13,629,119)
  Capital Gains Distributions
    From Mutual Funds                  616,368                       --          7,441,476                 671,332               --
                               ---------------   ----------------------   ----------------   ---------------------  ---------------
  Net Realized Gains (Losses)        1,268,835              (35,463,823)        (8,197,287)                930,592      (13,629,119)
                               ---------------   ----------------------   ----------------   ---------------------  ---------------

  Net Change in Unrealized
    Appreciation (Depreciation)
    During The Period               (9,009,976)              19,980,036        (99,344,261)             16,786,577      (42,000,270)
                               ---------------   ----------------------   ----------------   ---------------------  ---------------

INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS     $    (7,700,086)  $          (16,045,673)  $   (108,270,734)  $          16,655,895  $   (55,695,584)
                               ===============   ======================   ================   =====================  ===============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                          VALIC COMPANY I   VALIC COMPANY I      VALIC COMPANY I
                                                            CORE EQUITY     GROWTH & INCOME   SCIENCE & TECHNOLOGY
                                                                FUND              FUND                FUND
                                                          ---------------   ---------------   --------------------
                                                             DIVISION 15      DIVISION 16          DIVISION 17
                                                          ---------------   ---------------   --------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $     5,297,347   $     1,262,811   $                 --
EXPENSES:
  Mortality And Expense Risk Charge                             6,206,027         1,837,010             11,483,517
  Reimbursements Of Expenses                                           --                --                     --
                                                          ---------------   ---------------   --------------------
Net Investment Income (Loss)                                     (908,680)         (574,199)           (11,483,517)
                                                          ---------------   ---------------   --------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                  (73,980,832)      (13,488,071)          (301,934,235)
  Capital Gains Distributions From Mutual Funds                        --                --                     --
                                                          ---------------   ---------------   --------------------
  Net Realized Gains (Losses)                                 (73,980,832)      (13,488,071)          (301,934,235)
                                                          ---------------   ---------------   --------------------

  Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                          (96,241,406)      (33,556,688)          (346,689,945)
                                                          ---------------   ---------------   --------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $  (171,130,918)  $   (47,618,958)  $       (660,107,697)
                                                          ===============   ===============   ====================


                                                          VALIC COMPANY I   TEMPLETON GLOBAL
                                                             SMALL CAP      ASSET ALLOCATION
                                                               FUND              FUND
                                                          ---------------   ----------------
                                                             DIVISION 18      DIVISION 19
                                                          ---------------   ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $            --   $      4,640,531
EXPENSES:
  Mortality And Expense Risk Charge                             5,680,547          2,809,825
  Reimbursements Of Expenses                                           --                 --
                                                          ---------------   ----------------
Net Investment Income (Loss)                                   (5,680,547)         1,830,706
                                                          ---------------   ----------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                  (17,927,855)        (8,515,910)
  Capital Gains Distributions From Mutual Funds                        --                 --
                                                          ---------------   ----------------
  Net Realized Gains (Losses)                                 (17,927,855)        (8,515,910)
                                                          ---------------   ----------------

  Net Change in Unrealized Appreciation (Depreciation)
    During The Period                                        (141,545,787)        (6,244,757)
                                                          ---------------   ----------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $  (165,154,189)  $    (12,929,961)
                                                          ===============   ================


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                             VALIC COMPANY I        VALIC COMPANY I           VANGUARD
                                                          INTERNATIONAL GROWTH I    INCOME & GROWTH      LONG-TERM CORPORATE
                                                                  FUND                   FUND                   FUND
                                                          --------------------      ---------------      -------------------
                                                               DIVISION 20            DIVISION 21            DIVISION 22
                                                          --------------------      ---------------      -------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $          3,863,261      $     2,348,732      $         9,063,830
EXPENSES:
  Mortality And Expense Risk Charge                                  3,811,582            2,064,957                1,734,793
  Reimbursements Of Expenses                                                --                   --                 (361,083)
                                                          --------------------      ---------------      -------------------
Net Investment Income (Loss)                                            51,679              283,775                7,690,120
                                                          --------------------      ---------------      -------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                       (45,040,397)          (7,823,190)                 145,878
  Capital Gains Distributions From Mutual Funds                             --                   --                       --
                                                          --------------------      ---------------      -------------------
  Net Realized Gains (Losses)                                      (45,040,397)          (7,823,190)                 145,878
                                                          --------------------      ---------------      -------------------

  Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                               (37,758,814)         (42,449,463)               8,959,146
                                                          --------------------      ---------------      -------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $        (82,747,532)     $   (49,988,878)     $        16,795,144
                                                          ====================      ===============      ===================



                                                               VANGUARD              VANGUARD
                                                          LONG-TERM TREASURY         WINDSOR II
                                                                FUND                   FUND
                                                          ------------------      ---------------
                                                              DIVISION 23           DIVISION 24
                                                          ------------------      ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $       13,967,166      $    18,590,694
EXPENSES:
  Mortality And Expense Risk Charge                                3,253,252           10,117,717
  Reimbursements Of Expenses                                        (668,338)                  --
                                                          ------------------      ---------------
Net Investment Income (Loss)                                      11,382,252            8,472,977
                                                          ------------------      ---------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                       1,665,465          (18,480,355)
  Capital Gains Distributions From Mutual Funds                    4,272,782                   --
                                                          ------------------      ---------------
  Net Realized Gains (Losses)                                      5,938,247          (18,480,355)
                                                          ------------------      ---------------

  Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                              21,275,016         (157,419,826)
                                                          ------------------      ---------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $       38,595,515      $  (167,427,204)
                                                          ==================      ===============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                            VANGUARD              PUTNAM               PUTNAM OTC
                                                           WELLINGTON        NEW OPPORTUNITIES      & EMERGING GROWTH
                                                              FUND                 FUND                   FUND
                                                          -------------      -----------------      -----------------
                                                           DIVISION 25          DIVISION 26            DIVISION 27
                                                          -------------      -----------------      -----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $  23,045,449      $              --      $              --
EXPENSES:
  Mortality And Expense Risk Charge                           8,467,538              7,609,892              2,503,943
  Reimbursements Of Expenses                                         --             (1,585,906)              (511,045)
                                                          -------------      -----------------      -----------------
Net Investment Income (Loss)                                 14,577,911             (6,023,986)            (1,992,898)
                                                          -------------      -----------------      -----------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                 (7,541,247)           (79,638,296)          (240,962,218)
  Capital Gains Distributions From Mutual Funds                      --                     --                     --
                                                          -------------      -----------------      -----------------
  Net Realized Gains (Losses)                                (7,541,247)           (79,638,296)          (240,962,218)
                                                          -------------      -----------------      -----------------

  Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                        (67,626,850)          (162,583,367)           157,016,848
                                                          -------------      -----------------      -----------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $ (60,590,186)     $    (248,245,649)     $     (85,938,268)
                                                          =============      =================      =================



                                                             PUTNAM           VALIC COMPANY I
                                                          GLOBAL EQUITY      LARGE CAP GROWTH
                                                              FUND                 FUND
                                                          -------------      ----------------
                                                           DIVISION 28          DIVISION 30
                                                          -------------      ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $     892,392      $        175,003
EXPENSES:
  Mortality And Expense Risk Charge                           4,273,475             4,542,057
  Reimbursements Of Expenses                                   (884,388)                   --
                                                          -------------      ----------------
Net Investment Income (Loss)                                 (2,496,695)           (4,367,054)
                                                          -------------      ----------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                (50,985,391)          (44,298,348)
  Capital Gains Distributions From Mutual Funds                      --                    --
                                                          -------------      ----------------
  Net Realized Gains (Losses)                               (50,985,391)          (44,298,348)
                                                          -------------      ----------------

  Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                        (43,427,811)         (117,507,886)
                                                          -------------      ----------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $ (96,909,897)     $   (166,173,288)
                                                          =============      ================

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                             AMERICAN           TEMPLETON           VALIC COMPANY II
                                                          CENTURY ULTRA          FOREIGN         INTERNATIONAL GROWTH II
                                                               FUND               FUND                    FUND
                                                          --------------      -------------      -----------------------
                                                             DIVISION 31        DIVISION 32             DIVISION 33
                                                          --------------      -------------      -----------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $    2,378,378      $   4,866,051      $               66,450
EXPENSES:
  Mortality And Expense Risk Charge                           10,789,015          3,836,817                      94,042
  Reimbursements Of Expenses                                  (1,913,902)          (782,637)                    (25,686)
                                                          --------------      -------------      -----------------------
Net Investment Income (Loss)                                  (6,496,735)         1,811,871                      (1,906)
                                                          --------------      -------------      -----------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                 (45,928,635)        (7,880,739)                 (1,400,363)
  Capital Gains Distributions From Mutual Funds                       --                 --                          --
                                                          --------------      -------------      -----------------------
  Net Realized Gains (Losses)                                (45,928,635)        (7,880,739)                 (1,400,363)
                                                          --------------      -------------      -----------------------

  Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                        (199,498,338)       (24,583,676)                 (1,794,350)
                                                          --------------      -------------      -----------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $ (251,923,708)     $ (30,652,544)     $           (3,196,619)
                                                          ==============      =============      =======================



                                                           VALIC COMPANY II       VALIC COMPANY II
                                                           SMALL CAP GROWTH        SMALL CAP VALUE
                                                                FUND                   FUND
                                                          ------------------      ----------------
                                                             DIVISION 35             DIVISION 36
                                                          ------------------      ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $               --      $        418,153
EXPENSES:
  Mortality And Expense Risk Charge                                  158,756               324,790
  Reimbursements Of Expenses                                         (48,276)              (85,464)
                                                          ------------------      ----------------
Net Investment Income (Loss)                                        (110,480)              178,827
                                                          ------------------      ----------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                      (2,242,328)           (1,016,899)
  Capital Gains Distributions From Mutual Funds                           --               660,193
                                                          ------------------      ----------------
  Net Realized Gains (Losses)                                     (2,242,328)             (356,706)
                                                          ------------------      ----------------

  Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                              (7,150,226)           (7,845,134)
                                                          ------------------      ----------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $       (9,503,034)     $     (8,023,013)
                                                          ==================      ================


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                          VALIC COMPANY II      VALIC COMPANY II        VALIC COMPANY II
                                                           MID CAP GROWTH        MID CAP VALUE        CAPITAL APPRECIATION
                                                                FUND                 FUND                     FUND
                                                          ----------------      ----------------      --------------------
                                                             DIVISION 37          DIVISION 38              DIVISION 39
                                                          ----------------      ----------------      --------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $             --      $        203,296      $                 --
EXPENSES:
  Mortality And Expense Risk Charge                                213,811               737,634                   117,315
  Reimbursements Of Expenses                                       (56,084)             (197,727)                  (41,263)
                                                          ----------------      ----------------      --------------------
Net Investment Income (Loss)                                      (157,727)             (336,611)                  (76,052)
                                                          ----------------      ----------------      --------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                    (2,182,846)           (1,504,480)               (1,523,572)
  Capital Gains Distributions From Mutual Funds                         --                    --                        --
                                                          ----------------      ----------------      --------------------
  Net Realized Gains (Losses)                                   (2,182,846)           (1,504,480)               (1,523,572)
                                                          ----------------      ----------------      --------------------

  Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                            (7,262,206)          (13,037,493)               (5,570,771)
                                                          ----------------      ----------------      --------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $     (9,602,779)     $    (14,878,584)     $         (7,170,395)
                                                          ================      ================      ====================



                                                          VALIC COMPANY II        VALIC COMPANY II
                                                          LARGE CAP VALUE       SOCIALLY RESPONSIBLE
                                                               FUND                    FUND
                                                          ----------------      --------------------
                                                            DIVISION 40              DIVISION 41
                                                          ----------------      --------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $        181,078      $             88,500
EXPENSES:
  Mortality And Expense Risk Charge                                130,407                    48,275
  Reimbursements Of Expenses                                       (34,983)                  (15,872)
                                                          ----------------      --------------------
Net Investment Income (Loss)                                        85,654                    56,097
                                                          ----------------      --------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                      (233,513)                 (241,268)
  Capital Gains Distributions From Mutual Funds                         --                        --
                                                          ----------------      --------------------
  Net Realized Gains (Losses)                                     (233,513)                 (241,268)
                                                          ----------------      --------------------

  Net Change in Unrealized Appreciation (Depreciation)
   During The Period                                            (2,204,124)               (2,798,508)
                                                          ----------------      --------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $     (2,351,983)     $         (2,983,679)
                                                          ================      ====================


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)

                                                          VALIC COMPANY II      VALIC COMPANY I        VALIC COMPANY I
                                                          MONEY MARKET II        OPPORTUNITIES       NASDAQ-100(R)INDEX
                                                                FUND                FUND                    FUND
                                                          ----------------      ---------------      -------------------
                                                            DIVISION 44           DIVISION 45            DIVISION 46
                                                          ----------------      ---------------      -------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $        838,289      $            --      $                --
EXPENSES:
  Mortality And Expense Risk Charge                                615,280                9,882                  215,605
  Reimbursements Of Expenses                                      (161,265)                  --                       --
                                                          ----------------      ---------------      -------------------
Net Investment Income (Loss)                                       384,274               (9,882)                (215,605)
                                                          ----------------      ---------------      -------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                            --             (134,206)              (6,265,011)
  Capital Gains Distributions From Mutual Funds                         --                   --                       --
                                                          ----------------      ---------------      -------------------
  Net Realized Gains (Losses)                                           --             (134,206)              (6,265,011)
                                                          ----------------      ---------------      -------------------

  Net Change in Unrealized Appreciation                                 --             (244,310)              (4,169,695)
     (Depreciation) During The Period
                                                          ----------------      ---------------      -------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $        384,274      $      (388,398)     $       (10,650,311)
                                                          ================      ===============      ===================


                                                                JANUS            VALIC COMPANY II
                                                          ADVISER WORLDWIDE      AGGRESSIVE GROWTH
                                                                 FUND              LIFESTYLE FUND
                                                          -----------------      -----------------
                                                             DIVISION 47            DIVISION 48
                                                          -----------------      -----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $         125,851      $         146,986
EXPENSES:
  Mortality And Expense Risk Charge                                 397,164                142,235
  Reimbursements Of Expenses                                        (81,454)               (39,162)
                                                          -----------------      -----------------
Net Investment Income (Loss)                                       (189,859)                43,913
                                                          -----------------      -----------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                     (1,307,419)              (728,501)
  Capital Gains Distributions From Mutual Funds                          --                     --
                                                          -----------------      -----------------
  Net Realized Gains (Losses)                                    (1,307,419)              (728,501)
                                                          -----------------      -----------------

  Net Change in Unrealized Appreciation                          (8,765,570)            (3,766,844)
     (Depreciation) During The Period                     -----------------      -----------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $     (10,262,848)     $      (4,451,432)
                                                          =================      =================

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                          VALIC COMPANY II       VALIC COMPANY II        VANGUARD LIFESTRATEGY
                                                          MODERATE GROWTH       CONSERVATIVE GROWTH             GROWTH
                                                           LIFESTYLE FUND          LIFESTYLE FUND                FUND
                                                          ----------------      -------------------      ---------------------
                                                            DIVISION 49             DIVISION 50               DIVISION 52
                                                          ----------------      -------------------      ---------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $        748,069      $           253,574      $           1,122,501
EXPENSES:
  Mortality And Expense Risk Charge                                254,977                  120,737                    515,591
  Reimbursements Of Expenses                                       (73,895)                 (33,260)                        --
                                                          ----------------      -------------------      ---------------------
Net Investment Income (Loss)                                       566,987                  166,097                    606,910
                                                          ----------------      -------------------      ---------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                      (808,577)                (560,870)                  (905,122)
  Capital Gains Distributions From Mutual Funds                         --                       --                         --
                                                          ----------------      -------------------      ---------------------
  Net Realized Gains (Losses)                                     (808,577)                (560,870)                  (905,122)
                                                          ----------------      -------------------      ---------------------

  Net Change in Unrealized Appreciation                         (3,862,316)                (719,230)                (9,121,676)
     (Depreciation) During The Period                     ----------------      -------------------      ---------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $     (4,103,906)     $        (1,114,003)     $          (9,419,888)
                                                          ================      ===================      =====================


                                                          VANGUARD LIFESTRATEGY      VANGUARD LIFESTRATEGY
                                                             MODERATE GROWTH          CONSERVATIVE GROWTH
                                                                  FUND                       FUND
                                                          ---------------------      ---------------------
                                                               DIVISION 53                DIVISION 54
                                                          ---------------------      ---------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                             $           1,943,998      $             670,708
EXPENSES:
  Mortality And Expense Risk Charge                                     614,002                    187,490
  Reimbursements Of Expenses                                                 --                         --
                                                          ---------------------      ---------------------
Net Investment Income (Loss)                                          1,329,996                    483,218
                                                          ---------------------      ---------------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                           (690,204)                  (223,416)
  Capital Gains Distributions From Mutual Funds                              --                         --
                                                          ---------------------      ---------------------
  Net Realized Gains (Losses)                                          (690,204)                  (223,416)
                                                          ---------------------      ---------------------

  Net Change in Unrealized Appreciation                              (8,174,277)                (1,336,867)
     (Depreciation) During The Period                     ---------------------      ---------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $          (7,534,485)     $          (1,077,065)
                                                          =====================      =====================


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                           EVERGREEN           EVERGREEN       EVERGREEN     VALIC COMPANY II   VALIC COMPANY II
                                           SMALL CAP        GROWTH & INCOME      VALUE          CORE BOND        STRATEGIC BOND
                                           VALUE FUND             FUND            FUND             FUND               FUND
                                        ----------------    ---------------   ------------   ----------------   ----------------
                                          DIVISION 55         DIVISION 56      DIVISION 57      DIVISION 58        DIVISION 59
                                        ----------------    ---------------   ------------   ----------------   ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds           $             --    $        10,793   $     54,854   $        862,932   $      1,534,788
EXPENSES:
  Mortality And Expense Risk Charge            1,033,071             40,998        106,895            102,509            161,924
  Reimbursements Of Expenses                    (212,297)            (8,433)       (21,879)           (28,070)           (42,186)
                                        ----------------    ---------------   ------------   ----------------   ----------------
Net Investment Income (Loss)                    (820,774)           (21,772)       (30,162)           788,493          1,415,050
                                        ----------------    ---------------   ------------   ----------------   ----------------

NET REALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net Realized Gains (Losses)
     On Investments                           (1,469,207)          (201,083)      (626,989)            (2,356)          (100,515)
  Capital Gains Distributions From
     Mutual Funds                              2,257,950                 --             --                 --                 --
                                        ----------------    ---------------   ------------   ----------------   ----------------
  Net Realized Gains (Losses)                    788,743           (201,083)      (626,989)            (2,356)          (100,515)
                                        ----------------    ---------------   ------------   ----------------   ----------------

  Net Change in Unrealized
     Appreciation (Depreciation)
     During The Period                       (18,770,337)          (522,174)    (1,290,807)           637,756            (44,912)
                                        ----------------    ---------------   ------------   ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                       $    (18,802,368)   $      (745,029)  $ (1,947,958)  $      1,423,893   $      1,269,623
                                        ================    ===============   ============   ================   ================


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                           VALIC COMPANY II                    INVESCO       CREDIT SUISSE         MSIF TRUST
                                           HIGH YIELD BOND       JANUS         GROWTH       SMALL CAP GROWTH     MID CAP GROWTH
                                                 FUND            FUND           FUND             FUND               PORTFOLIO
                                           ----------------   ------------   ------------   ----------------   ------------------
                                             DIVISION 60      DIVISION 61     DIVISION 62      DIVISION 63        DIVISION 64
                                           ----------------   ------------   ------------   ----------------   ------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds              $      1,600,281   $         --   $         --   $             --   $               --
EXPENSES:
  Mortality And Expense Risk Charge                 106,808        499,593         99,317            139,736              159,333
  Reimbursements Of Expenses                        (27,327)      (103,251)       (20,387)           (28,724)             (32,933)
                                           ----------------   ------------   ------------   ----------------   ------------------
Net Investment Income (Loss)                      1,520,800       (396,342)       (78,930)          (111,012)            (126,400)
                                           ----------------   ------------   ------------   ----------------   ------------------

NET REALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net Realized Gains (Losses)
     On Investments                                (519,240)    (2,442,424)    (4,450,973)          (370,693)          (1,182,643)
  Capital Gains Distributions From
     Mutual Funds                                        --             --             --                 --                   --
                                           ----------------   ------------   ------------   ----------------   ------------------
  Net Realized Gains (Losses)                      (519,240)    (2,442,424)    (4,450,973)          (370,693)          (1,182,643)
                                           ----------------   ------------   ------------   ----------------   ------------------

  Net Change in Unrealized Appreciation
     (Depreciation) During The Period            (1,340,207)   (11,046,948)      (107,167)        (3,796,959)          (3,693,991)
                                           ----------------   ------------   ------------   ----------------   ------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                          $       (338,647)  $(13,885,714)  $ (4,637,070)  $     (4,278,664)  $       (5,003,034)
                                           ================   ============   ============   ================   ==================


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                  EVERGREEN            SIT               SIT                             ARIEL
                                                SPECIAL EQUITY   SMALL CAP GROWTH   MID CAP GROWTH       ARIEL        APPRECIATION
                                                    FUND               FUND              FUND            FUND             FUND
                                                --------------   ----------------   --------------   --------------   ------------
                                                 DIVISION 65       DIVISION 66       DIVISION 67       DIVISION 68     DIVISION 69
                                                --------------   ----------------   --------------   --------------   ------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                   $           --   $             --   $           --   $           --   $         --
EXPENSES:
  Mortality And Expense Risk Charge                     61,077            315,860           64,884        1,414,050      2,021,523
  Reimbursements Of Expenses                           (12,567)           (65,119)         (13,225)        (292,055)      (416,021)
                                                --------------   ----------------   --------------   --------------   ------------
Net Investment Income (Loss)                           (48,510)          (250,741)         (51,659)      (1,121,995)    (1,605,502)
                                                --------------   ----------------   --------------   --------------   ------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments           (80,716)          (691,035)        (386,602)        (235,278)      (607,943)
  Capital Gains Distributions From
    Mutual Funds                                            --                 --               --        2,297,910        751,319
                                                --------------   ----------------   --------------   --------------   ------------
  Net Realized Gains (Losses)                          (80,716)          (691,035)        (386,602)       2,062,632        143,376
                                                --------------   ----------------   --------------   --------------   ------------

  Net Change in Unrealized Appreciation
    (Depreciation) During The Period                (1,529,964)        (6,876,232)      (1,821,174)     (13,091,617)   (25,277,709)
                                                --------------   ----------------   --------------   --------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $   (1,659,190)  $     (7,818,008)  $   (2,259,435)  $  (12,150,980)  $(26,739,835)
                                                ==============   ================   ==============   ==============   ============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)


                                                        LOU HOLLAND          DREYFUS BASIC          VALIC COMPANY I
                                                           GROWTH       U.S. MORTGAGE SECURITIES    BLUE CHIP GROWTH
                                                           FUND                  FUND                     FUND
                                                        ------------    ------------------------    ----------------
                                                        DIVISION 70            DIVISION 71             DIVISION 72
                                                        ------------    ------------------------    ----------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                           $         --    $              2,313,772    $             --
EXPENSES:
  Mortality And Expense Risk Charge                           97,442                     677,605             153,050
  Reimbursements Of Expenses                                 (19,995)                   (138,711)                 --
                                                        ------------    ------------------------    ----------------
Net Investment Income (Loss)                                 (77,447)                  1,774,878            (153,050)
                                                        ------------    ------------------------    ----------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                (252,948)                    175,422          (1,896,857)
  Capital Gains Distributions From Mutual Funds                   --                   1,642,922                  --
                                                        ------------    ------------------------    ----------------
  Net Realized Gains (Losses)                               (252,948)                  1,818,344          (1,896,857)
                                                        ------------    ------------------------    ----------------

  Net Change in Unrealized Appreciation
    (Depreciation) During The Period                      (1,824,265)                    303,774          (2,733,476)
                                                        ------------    ------------------------    ----------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $ (2,154,660)   $              3,896,996    $     (4,783,383)
                                                        ============    ========================    ================


                                                        VALIC COMPANY I    VALIC COMPANY I
                                                        HEALTH SCIENCES         VALUE
                                                             FUND                FUND
                                                        ---------------    ---------------
                                                          DIVISION 73        DIVISION 74
                                                        ---------------    ---------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                           $            --    $        55,159
EXPENSES:
  Mortality And Expense Risk Charge                             488,995              9,467
  Reimbursements Of Expenses                                         --                 --
                                                        ---------------    ---------------
Net Investment Income (Loss)                                   (488,995)            45,692
                                                        ---------------    ---------------

NET REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net Realized Gains (Losses) On Investments                 (1,602,982)          (184,921)
  Capital Gains Distributions From Mutual Funds                      --             35,050
                                                        ---------------    ---------------
  Net Realized Gains (Losses)                                (1,602,982)          (149,871)
                                                        ---------------    ---------------

  Net Change in Unrealized Appreciation
   (Depreciation) During The Period                         (14,680,809)        (2,093,608)
                                                        ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $   (16,772,786)   $    (2,197,787)
                                                        ===============    ===============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                           VALIC COMPANY I                 VALIC COMPANY I
                                                                        CAPITAL CONSERVATION            CAPITAL CONSERVATION
                                                                                FUND                            FUND
                                                                     ----------------------------    ----------------------------
                                                                              DIVISION 1                     DIVISION 7
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002           2001             2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $    154,627    $    210,513    $  2,476,169    $  2,641,989
  Net Realized Gains (Losses)                                               6,186          (1,764)        185,084         (26,508)
  Net Change In Unrealized Appreciation (Depreciation)
     During The Period                                                    166,277          91,778       2,597,953         673,585
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                         327,090         300,527       5,259,206       3,289,066
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                        66,095          47,007       8,197,896       5,958,331
  Surrenders Of Accumulation Units By Terminations And Withdrawals       (346,427)       (299,722)     (8,028,074)     (3,999,409)
  Annuity Benefit Payments                                                     --            (519)             --              --
  Amounts Transferred From (To) VALIC General Account, Net                234,224        (410,516)      5,195,554      13,795,918
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
     Principal Transactions                                               (46,108)       (663,750)      5,365,376      15,754,840
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                   280,982        (363,223)     10,624,582      19,043,906

NET ASSETS:
Beginning Of Period                                                     4,254,836       4,618,059      65,999,702      46,955,796
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $  4,535,818    $  4,254,836    $ 76,624,284    $ 65,999,702
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                        14,796          11,957       2,719,194       1,704,718
  Decrease For Surrendered Contracts                                      (77,584)        (61,385)     (2,877,048)     (1,436,306)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        51,181        (108,005)      1,676,849       5,696,813
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  (11,606)       (157,433)      1,518,995       5,965,225
Accumulation Units At Beginning Of Period                               1,004,582       1,162,015      26,621,580      20,656,355
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       992,976       1,004,582      28,140,575      26,621,580
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                            --              --         163,190          61,595
  Decrease For Surrendered Contracts                                           --              --        (125,222)        (24,993)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                              --              --         298,041         457,864
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --         336,009         494,466
Accumulation Units At Beginning Of Period                                      --              --         736,319         241,853
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --       1,072,328         736,319
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                            --              --         242,040          43,363
  Decrease For Surrendered Contracts                                           --              --        (114,424)         (9,402)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                            --              --         115,004         178,194
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --         242,620         212,155
Accumulation Units At Beginning Of Period                                      --              --         413,153         200,998
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --         655,773         413,153
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                            --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --              --              --
                                                                     ============    ============    ============    ============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                        VALIC COMPANY I                    VALIC COMPANY I
                                                                     MONEY MARKET I FUND                 MONEY MARKET I FUND
                                                                            FUND                                FUND
                                                               --------------------------------    --------------------------------
                                                                          DIVISION 2                          DIVISION 6
                                                               --------------------------------    --------------------------------
                                                                  FOR THE           FOR THE          FOR THE            FOR THE
                                                                 YEAR ENDED        YEAR ENDED       YEAR ENDED         YEAR ENDED
                                                                DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                    2002              2001              2002             2001
                                                               --------------    --------------    --------------    --------------
OPERATIONS:
  Net Investment Income (Loss)                                 $        9,450    $      119,996    $    1,332,942    $   13,060,209
  Net Realized Gains (Losses)                                              --                --                --                --
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                      --                --                --                --
                                                               --------------    --------------    --------------    --------------
Increase (Decrease) In Net Assets From Operations                       9,450           119,996         1,332,942        13,060,209
                                                               --------------    --------------    --------------    --------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                    34,662            89,589       153,368,920       154,833,174
  Surrenders Of Accumulation Units By Terminations
    And Withdrawals                                                  (526,896)         (652,104)      (80,252,827)      (76,855,506)
  Annuity Benefit Payments                                                 --                --            (1,594)           (1,633)
  Amounts Transferred From (To) VALIC General Account, Net            218,402           (37,056)      (98,196,869)      (91,274,769)
  Return Of Capital To VALIC                                               --                --                --                --
  Capital Contributed By VALIC                                             --                --                --                --
                                                               --------------    --------------    --------------    --------------
  Increase (Decrease) In Net Assets Resulting
     From Principal Transactions                                     (273,832)         (599,571)      (25,082,370)      (13,298,734)
                                                               --------------    --------------    --------------    --------------
Total Increase (Decrease) In Net Assets                              (264,382)         (479,575)      (23,749,428)         (238,525)

NET ASSETS:
Beginning Of Period                                                 3,824,319         4,303,894       494,999,005       495,237,530
                                                               --------------    --------------    --------------    --------------
End Of Period                                                  $    3,559,937    $    3,824,319    $  471,249,576    $  494,999,005
                                                               ==============    ==============    ==============    ==============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    12,549            32,502        16,227,440        65,153,759
  Decrease For Surrendered Contracts                                 (177,548)         (232,843)      (13,202,080)      (36,494,875)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                      66,029           (14,673)      (22,064,949)      (44,725,417)
                                                               --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                              (98,970)         (215,014)      (19,039,589)      (16,066,533)
Accumulation Units At Beginning Of Period                           1,386,970         1,601,984       224,050,426       240,116,959
                                                               --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                 1,288,000         1,386,970       205,010,837       224,050,426
                                                               ==============    ==============    ==============    ==============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                        --                --         3,667,269         5,805,307
  Decrease For Surrendered Contracts                                       --                --        (2,623,529)       (1,680,527)
  Increase (Decrease) For Transfers - Interdivision And
         From (To) VALIC General Account, Net                              --                --        (1,355,427)        4,299,325
                                                               --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                   --                --          (311,687)        8,424,105
Accumulation Units At Beginning Of Period                                  --                --        19,613,013        11,188,908
                                                               --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                        --                --        19,301,326        19,613,013
                                                               ==============    ==============    ==============    ==============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                        --                --         3,948,740         2,919,926
  Decrease For Surrendered Contracts                                       --                --        (1,328,295)       (1,051,488)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                          --                --         3,455,000        (1,421,529)
                                                               --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                   --                --         6,075,445           446,909
Accumulation Units At Beginning Of Period                                  --                --         9,332,128         8,885,219
                                                               --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                        --                --        15,407,573         9,332,128
                                                               ==============    ==============    ==============    ==============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                        --                --                --                --
  Decrease For Surrendered Contracts                                       --                --            (4,224)               --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                          --                --            22,448                --
                                                               --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                   --                --            18,224                --
Accumulation Units At Beginning Of Period                                  --                --                --                --
                                                               --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                        --                --            18,224                --
                                                               ==============    ==============    ==============    ==============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                 VALIC COMPANY I                        VALIC COMPANY I
                                                                  MID CAP INDEX                        ASSET ALLOCATION
                                                                      FUND                                    FUND
                                                      ------------------------------------    ------------------------------------
                                                                   DIVISION 4                              DIVISION 5
                                                      ------------------------------------    ------------------------------------
                                                          FOR THE             FOR THE             FOR THE              FOR THE
                                                         YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                            2002                2001                2002                2001
                                                      ----------------    ----------------    ----------------    ----------------
OPERATIONS:
  Net Investment Income (Loss)                        $     (3,184,513)   $     (2,031,097)   $      2,619,577    $      3,831,983
  Net Realized Gains (Losses)                               15,728,619          96,458,432          (4,162,703)          4,875,467
  Net Change In Unrealized Appreciation
    (Depreciation) During The Period                      (185,830,119)       (113,749,495)        (17,813,759)        (19,862,438)
                                                      ----------------    ----------------    ----------------    ----------------
Increase (Decrease) In Net Assets From Operations         (173,286,013)        (19,322,160)        (19,356,885)        (11,154,988)
                                                      ----------------    ----------------    ----------------    ----------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                        137,146,820          92,558,782           9,213,129          12,083,418
  Surrenders Of Accumulation Units By Terminations
     And Withdrawals                                       (67,672,410)        (63,854,079)        (13,533,666)        (15,813,791)
  Annuity Benefit Payments                                     (53,961)            (47,624)            (21,028)            (21,765)
  Amounts Transferred From (To) VALIC General
     Account, Net                                           12,041,683          19,086,563         (14,722,890)        (11,507,904)
  Return Of Capital To VALIC                                        --                  --                  --                  --
  Capital Contributed By VALIC                                      --                  --                  --                  --
                                                      ----------------    ----------------    ----------------    ----------------
  Increase (Decrease) In Net Assets Resulting From
      Principal Transactions                                81,462,132          47,743,642         (19,064,455)        (15,260,042)
                                                      ----------------    ----------------    ----------------    ----------------
Total Increase (Decrease) In Net Assets                    (91,823,881)         28,421,482         (38,421,340)        (26,415,030)

NET ASSETS:
Beginning Of Period                                      1,023,178,271         994,756,789         194,069,180         220,484,210
                                                      ----------------    ----------------    ----------------    ----------------
End Of Period                                         $    931,354,390    $  1,023,178,271    $    155,647,840    $    194,069,180
                                                      ================    ================    ================    ================

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received         18,150,977          12,047,012           2,062,267           2,311,824
  Decrease For Surrendered Contracts                        (9,671,553)         (8,612,065)         (3,223,044)         (3,368,447)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net             (586,909)            (82,657)         (4,274,183)         (3,182,552)
                                                      ----------------    ----------------    ----------------    ----------------
Increase (Decrease) In Units Outstanding                     7,892,515           3,352,290          (5,434,960)         (4,239,175)
Accumulation Units At Beginning Of Period                  149,549,757         146,197,467          48,720,402          52,959,577
                                                      ----------------    ----------------    ----------------    ----------------
Accumulation Units At End Of Period                        157,442,272         149,549,757          43,285,442          48,720,402
                                                      ================    ================    ================    ================

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received          1,793,023             699,094             121,212             110,401
  Decrease For Surrendered Contracts                          (596,920)           (106,183)           (161,619)            (41,185)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net            1,550,939           2,504,586            (250,315)            217,923
                                                      ----------------    ----------------    ----------------    ----------------
Increase (Decrease) In Units Outstanding                     2,747,042           3,097,497            (290,722)            287,139
Accumulation Units At Beginning Of Period                    5,137,857           2,040,360           1,365,458           1,078,319
                                                      ----------------    ----------------    ----------------    ----------------
Accumulation Units At End Of Period                          7,884,899           5,137,857           1,074,736           1,365,458
                                                      ================    ================    ================    ================

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received          1,185,172             743,716             120,700             151,125
  Decrease For Surrendered Contracts                          (168,058)           (170,626)           (101,311)            (94,427)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net              768,353             131,515             292,338             (46,190)
                                                      ----------------    ----------------    ----------------    ----------------
Increase (Decrease) In Units Outstanding                     1,785,467             704,605             311,727              10,508
Accumulation Units At Beginning Of Period                    2,759,353           2,054,748             552,475             541,967
                                                      ----------------    ----------------    ----------------    ----------------
Accumulation Units At End Of Period                          4,544,820           2,759,353             864,202             552,475
                                                      ================    ================    ================    ================

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                 --                  --                  --                  --
  Decrease For Surrendered Contracts                                (6)                 --                  --                  --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net               39,777                  --                  --                  --
                                                      ----------------    ----------------    ----------------    ----------------
Increase (Decrease) In Units Outstanding                        39,771                  --                  --                  --
Accumulation Units At Beginning Of Period                           --                  --                  --                  --
                                                      ----------------    ----------------    ----------------    ----------------
Accumulation Units At End Of Period                             39,771                  --                  --                  --
                                                      ================    ================    ================    ================


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                   VALIC COMPANY I                    VALIC COMPANY I
                                                                GOVERNMENT SECURITIES                   STOCK INDEX
                                                                        FUND                               FUND
                                                          --------------------------------    --------------------------------
                                                                     DIVISION 8                         DIVISION 10A
                                                          --------------------------------    --------------------------------
                                                             FOR THE           FOR THE           FOR THE           FOR THE
                                                            YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                           DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                              2002              2001              2002              2001
                                                          --------------    --------------    --------------    --------------
OPERATIONS:
  Net Investment Income (Loss)                            $    4,031,692    $    4,198,384    $      388,600    $     (191,566)
  Net Realized Gains (Losses)                                  2,342,620           216,766        11,977,210        33,789,472
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                          6,961,696           800,042       (89,649,156)      (92,929,258)
                                                          --------------    --------------    --------------    --------------
Increase (Decrease) In Net Assets From Operations             13,336,008         5,215,192       (77,283,346)      (59,331,352)
                                                          --------------    --------------    --------------    --------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                           17,060,745        10,207,160        (4,040,373)        2,627,094
  Surrenders Of Accumulation Units By
    Terminations And Withdrawals                             (11,487,326)       (8,544,768)      (25,271,218)      (36,272,628)
  Annuity Benefit Payments                                            --                --        (1,025,504)       (1,457,019)
  Amounts Transferred From (To) VALIC General
    Account, Net                                              34,525,120        14,798,223       (19,692,657)      (20,852,857)
  Return Of Capital To VALIC                                          --                --                --                --
  Capital Contributed By VALIC                                        --                --                --
                                                          --------------    --------------    --------------    --------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                    40,098,539        16,460,615       (50,029,752)      (55,955,410)
                                                          --------------    --------------    --------------    --------------
Total Increase (Decrease) In Net Assets                       53,434,547        21,675,807      (127,313,098)     (115,286,762)

NET ASSETS:
Beginning Of Period                                          113,264,770        91,588,963       352,882,012       468,168,774
                                                          --------------    --------------    --------------    --------------
End Of Period                                             $  166,699,317    $  113,264,770    $  225,568,914    $  352,882,012
                                                          ==============    ==============    ==============    ==============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received            4,627,380         3,027,070          (276,564)          138,992
  Decrease For Surrendered Contracts                          (3,989,531)       (2,979,730)       (1,078,030)       (1,525,839)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net             12,684,696         5,258,101        (1,419,324)       (1,117,859)
                                                          --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                      13,322,545         5,305,441        (2,773,918)       (2,504,706)
Accumulation Units At Beginning Of Period                     44,509,286        39,203,845        16,451,124        18,955,830
                                                          --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                           57,831,831        44,509,286        13,677,206        16,451,124
                                                          ==============    ==============    ==============    ==============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received              399,797           172,428                --                --
  Decrease For Surrendered Contracts                            (378,273)          (80,100)               --                --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net              1,230,676         1,123,626                --                --
                                                          --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                       1,252,200         1,215,954                --                --
Accumulation Units At Beginning Of Period                      2,040,203           824,249                --                --
                                                          --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                            3,292,403         2,040,203                --                --
                                                          ==============    ==============    ==============    ==============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received              256,292            63,779                --                --
  Decrease For Surrendered Contracts                             (52,710)          (43,217)               --                --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                528,765           248,728                --                --
                                                          --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                         732,347           269,290                --                --
Accumulation Units At Beginning Of Period                        509,780           240,490                --                --
                                                          --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                            1,242,127           509,780                --                --
                                                          ==============    ==============    ==============    ==============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                   --                --                --                --
  Decrease For Surrendered Contracts                                  --                --                --                --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                     --                --                --                --
                                                          --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                              --                --                --                --
Accumulation Units At Beginning Of Period                             --                --                --                --
                                                          --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                   --                --                --                --
                                                          ==============    ==============    ==============    ==============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                      VALIC COMPANY I                    VALIC COMPANY I
                                                                        STOCK INDEX                        STOCK INDEX
                                                                           FUND                               FUND
                                                             --------------------------------    --------------------------------
                                                                       DIVISION 10B                        DIVISION 10C
                                                             --------------------------------    --------------------------------
                                                                FOR THE           FOR THE           FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                              DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                  2002              2001              2002              2001
                                                             --------------    --------------    --------------    --------------
OPERATIONS:
  Net Investment Income (Loss)                               $      198,203    $      247,192    $    5,674,149    $   (1,046,584)
  Net Realized Gains (Losses)                                       750,114         2,015,218        67,872,876       210,663,097
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                            (7,088,417)       (6,539,136)     (946,902,495)     (769,060,600)
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Net Assets From Operations                (6,140,100)       (4,276,726)     (873,355,470)     (559,444,087)
                                                             --------------    --------------    --------------    --------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                  62,530           102,216       412,407,148       480,339,725
  Surrenders Of Accumulation Units By Terminations
    And Withdrawals                                              (2,511,274)       (1,826,902)     (248,842,011)     (265,622,934)
  Annuity Benefit Payments                                         (160,852)         (224,974)         (295,990)         (369,756)
  Amounts Transferred From (To) VALIC General Account, Net         (572,734)         (821,620)     (233,989,388)     (173,745,060)
  Return Of Capital To VALIC                                             --                --                --                --
  Capital Contributed By VALIC                                           --                --                --                --
                                                             --------------    --------------    --------------    --------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                       (3,182,330)       (2,771,280)      (70,720,241)       40,601,975
                                                             --------------    --------------    --------------    --------------
Total Increase (Decrease) In Net Assets                          (9,322,430)       (7,048,006)     (944,075,711)     (518,842,112)

NET ASSETS:
Beginning Of Period                                              28,173,317        35,221,323     3,738,084,183     4,256,926,295
                                                             --------------    --------------    --------------    --------------
End Of Period                                                $   18,850,887    $   28,173,317    $2,794,008,472    $3,738,084,183
                                                             ==============    ==============    ==============    ==============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                   1,242             3,335        81,348,495        76,883,841
  Decrease For Surrendered Contracts                                (71,429)          (50,848)      (55,301,079)      (45,189,822)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                   (35,243)          (26,204)      (59,594,121)      (43,212,508)
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                           (105,430)          (73,717)      (33,546,705)      (11,518,489)
Accumulation Units At Beginning Of Period                           795,193           868,910       772,475,516       783,994,005
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                 689,763           795,193       738,928,811       772,475,516
                                                             ==============    ==============    ==============    ==============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                      --                --         7,888,658         7,002,601
  Decrease For Surrendered Contracts                                     --                --        (4,598,874)       (1,853,129)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                        --                --        (5,730,627)       11,924,444
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                 --                --        (2,440,843)       17,073,916
Accumulation Units At Beginning Of Period                                --                --        49,700,088        32,626,172
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                      --                --        47,259,245        49,700,088
                                                             ==============    ==============    ==============    ==============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                      --                --         5,379,221         3,348,215
  Decrease For Surrendered Contracts                                     --                --        (1,346,887)         (844,472)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                        --                --         8,655,387          (380,906)
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                 --                --        12,687,721         2,122,837
Accumulation Units At Beginning Of Period                                --                --        15,668,786        13,545,949
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                      --                --        28,356,507        15,668,786
                                                             ==============    ==============    ==============    ==============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                      --                --                --                --
  Decrease For Surrendered Contracts                                     --                --                (6)               --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                        --                --            42,082                --
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                 --                --            42,075                --
Accumulation Units At Beginning Of Period                                --                --                --                --
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                      --                --            42,075                --
                                                             ==============    ==============    ==============    ==============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   VALIC COMPANY I                 VALIC COMPANY I
                                                                     STOCK INDEX                INTERNATIONAL EQUITIES
                                                                        FUND                            FUND
                                                             ----------------------------    ----------------------------
                                                                    DIVISION 10D                     DIVISION 11
                                                             ----------------------------    ----------------------------
                                                               FOR THE         FOR THE         FOR THE         FOR THE
                                                              YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                 2002            2001            2002            2001
                                                             ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                               $     41,055    $    (19,616)   $   (561,886)   $  1,270,158
  Net Realized Gains (Losses)                                   1,268,835       4,037,963     (35,463,823)    (36,322,153)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                          (9,009,976)     (9,826,336)     19,980,036       6,817,300
                                                             ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations              (7,700,086)     (5,807,989)    (16,045,673)    (28,234,695)
                                                             ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                               (74,643)        299,504       7,108,006       8,513,866
  Surrenders Of Accumulation Units By Terminations
     And Withdrawals                                           (1,801,875)     (3,499,521)     (6,443,576)     (6,801,211)
  Annuity Benefit Payments                                        (12,824)        (15,975)        (13,799)        (17,773)
  Amounts Transferred From (To) VALIC General Account, Net     (1,658,299)     (1,862,236)     (3,770,105)     (9,262,655)
  Return Of Capital To VALIC                                           --              --              --              --
  Capital Contributed By VALIC                                         --              --              --              --
                                                             ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                     (3,547,641)     (5,078,228)     (3,119,474)     (7,567,773)
                                                             ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                       (11,247,727)    (10,886,217)    (19,165,147)    (35,802,468)

NET ASSETS:
Beginning Of Period                                            35,193,315      46,079,532      94,048,941     129,851,409
                                                             ------------    ------------    ------------    ------------
End Of Period                                                $ 23,945,588    $ 35,193,315    $ 74,883,794    $ 94,048,941
                                                             ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                (7,111)         35,844       6,804,610       5,282,095
  Decrease For Surrendered Contracts                             (192,313)       (344,060)     (5,137,346)     (4,225,781)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                (308,224)       (306,389)     (3,135,544)     (7,754,340)
                                                             ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                         (507,648)       (614,605)     (1,468,280)     (6,698,026)
Accumulation Units At Beginning Of Period                       4,447,667       5,062,272      76,641,544      83,339,570
                                                             ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                             3,940,019       4,447,667      75,173,264      76,641,544
                                                             ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                    --              --         431,833         301,276
  Decrease For Surrendered Contracts                                   --              --        (362,573)        (82,905)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                      --              --         500,636       1,073,826
                                                             ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               --              --         569,896       1,292,197
Accumulation Units At Beginning Of Period                              --              --       2,831,016       1,538,819
                                                             ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    --              --       3,400,912       2,831,016
                                                             ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                    --              --          90,692          82,013
  Decrease For Surrendered Contracts                                   --              --         (22,220)        (16,871)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                      --              --          41,506           4,112
                                                             ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               --              --         109,978          69,254
Accumulation Units At Beginning Of Period                              --              --         270,045         200,791
                                                             ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    --              --         380,023         270,045
                                                             ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                    --              --              --              --
  Decrease For Surrendered Contracts                                   --              --              --              --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                      --              --              --              --
                                                             ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               --              --              --              --
Accumulation Units At Beginning Of Period                              --              --              --              --
                                                             ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    --              --              --              --
                                                             ============    ============    ============    ============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                          VALIC COMPANY I                VALIC COMPANY I
                                                                         SOCIAL AWARENESS             INT'L GOVERNMENT BOND
                                                                               FUND                           FUND
                                                                   ----------------------------    ----------------------------
                                                                            DIVISION 12                    DIVISION 13
                                                                   ----------------------------    ----------------------------
                                                                     FOR THE         FOR THE         FOR THE         FOR THE
                                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                       2002            2001            2002            2001
                                                                   ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                     $   (729,186)   $   (962,322)   $ (1,061,274)   $ (1,022,524)
  Net Realized Gains (Losses)                                        (8,197,287)     12,269,117         930,592        (912,667)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                               (99,344,261)    (76,238,025)     16,786,577      (1,305,487)
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                  (108,270,734)    (64,931,230)     16,655,895      (3,240,678)
                                                                   ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                  42,779,116      60,451,218       9,825,906      10,622,842
  Surrenders Of Accumulation Units By Terminations
     And Withdrawals                                                (30,983,960)    (29,348,538)     (8,433,360)     (7,204,398)
  Annuity Benefit Payments                                              (24,974)        (28,160)         (2,230)         (2,067)
  Amounts Transferred From (To) VALIC General Account, Net          (41,337,379)    (41,926,280)      9,475,945     (11,957,023)
  Return Of Capital To VALIC                                                 --              --              --              --
  Capital Contributed By VALIC                                               --              --              --              --
                                                                   ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
     Principal Transactions                                         (29,567,197)    (10,851,760)     10,866,261      (8,540,646)
                                                                   ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                            (137,837,931)    (75,782,990)     27,522,156     (11,781,324)

NET ASSETS:
Beginning Of Period                                                 455,970,022     531,753,012     100,501,729     112,283,053
                                                                   ------------    ------------    ------------    ------------
End Of Period                                                      $318,132,091    $455,970,022    $128,023,885    $100,501,729
                                                                   ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                  12,363,051      14,097,339       4,536,795       5,352,095
  Decrease For Surrendered Contracts                                 (9,192,836)     (6,706,197)     (4,411,130)     (3,965,653)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                   (14,184,974)    (13,868,276)      4,758,512     (10,023,931)
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                            (11,014,759)     (6,477,134)      4,884,177      (8,637,489)
Accumulation Units At Beginning Of Period                           123,856,021     130,333,155      62,446,759      71,084,248
                                                                   ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                 112,841,262     123,856,021      67,330,936      62,446,759
                                                                   ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                   1,133,138       1,135,853         536,394         487,117
  Decrease For Surrendered Contracts                                   (692,001)       (264,691)       (575,798)        (66,492)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                    (1,268,773)      2,490,890         883,151       2,403,173
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               (827,636)      3,362,052         843,747       2,823,798
Accumulation Units At Beginning Of Period                             7,765,337       4,403,285       4,684,913       1,861,115
                                                                   ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                   6,937,701       7,765,337       5,528,660       4,684,913
                                                                   ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     102,845         102,239          85,684          45,816
  Decrease For Surrendered Contracts                                    (76,075)        (80,656)        (46,486)        (56,310)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                     1,220,249         (52,958)        664,309          16,158
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                              1,247,019         (31,375)        703,507           5,664
Accumulation Units At Beginning Of Period                               621,775         653,150         298,185         292,521
                                                                   ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                   1,868,794         621,775       1,001,692         298,185
                                                                   ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                          --              --              --              --
  Decrease For Surrendered Contracts                                         --              --              --              --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                            --              --              --              --
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                     --              --              --              --
Accumulation Units At Beginning Of Period                                    --              --              --              --
                                                                   ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                          --              --              --              --
                                                                   ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                          VALIC COMPANY I                VALIC COMPANY I
                                                                          SMALL CAP INDEX                  CORE EQUITY
                                                                               FUND                           FUND
                                                                   ----------------------------    ----------------------------
                                                                           DIVISION 14                     DIVISION 15
                                                                   ----------------------------    ----------------------------
                                                                     FOR THE         FOR THE         FOR THE         FOR THE
                                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                       2002            2001            2002            2001
                                                                   ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                     $    (66,195)   $    451,271    $   (908,680)   $ (4,529,894)
  Net Realized Gains (Losses)                                       (13,629,119)     21,503,942     (73,980,832)    (38,804,132)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                               (42,000,270)    (19,899,736)    (96,241,406)   (112,619,245)
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                   (55,695,584)      2,055,477    (171,130,918)   (155,953,271)
                                                                   ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                  33,910,365      23,490,104      58,987,318      88,522,752
  Surrenders Of Accumulation Units By Terminations
     And Withdrawals                                                (16,100,496)    (15,442,446)    (55,372,438)    (57,885,644)
  Annuity Benefit Payments                                              (15,908)        (17,043)        (25,704)        (38,138)
  Amounts Transferred From (To) VALIC General Account, Net            6,447,461       4,264,605     (79,857,110)    (86,472,920)
  Return Of Capital To VALIC                                                 --              --              --              --
  Capital Contributed By VALIC                                               --              --              --              --
                                                                   ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                           24,241,422      12,295,220     (76,267,934)    (55,873,950)
                                                                   ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                             (31,454,162)     14,350,697    (247,398,852)   (211,827,221)

NET ASSETS:
Beginning Of Period                                                 241,625,670     227,274,973     773,820,623     985,647,844
                                                                   ------------    ------------    ------------    ------------
End Of Period                                                      $210,171,508    $241,625,670    $526,421,771    $773,820,623
                                                                   ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                  12,697,202       7,070,217      30,094,079      35,064,243
  Decrease For Surrendered Contracts                                 (6,323,223)     (5,330,569)    (27,831,289)    (21,280,399)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                     1,244,189         484,025     (48,839,511)    (48,332,718)
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                              7,618,168       2,223,673     (46,576,721)    (34,548,874)
Accumulation Units At Beginning Of Period                            93,009,856      90,786,183     362,619,846     397,168,720
                                                                   ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                 100,628,024      93,009,856     316,043,125     362,619,846
                                                                   ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                   1,134,853         465,433       2,191,502       2,131,749
  Decrease For Surrendered Contracts                                   (509,288)        (79,458)     (1,947,332)       (733,668)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                     1,426,998       1,957,078        (497,519)      6,740,655
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                              2,052,563       2,343,053        (253,349)      8,138,736
Accumulation Units At Beginning Of Period                             4,102,032       1,758,979      19,106,874      10,968,138
                                                                   ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                   6,154,595       4,102,032      18,853,525      19,106,874
                                                                   ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     718,809         360,251         274,961         461,253
  Decrease For Surrendered Contracts                                   (115,011)        (80,798)       (351,021)       (219,374)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                       479,319          79,128       1,553,160        (273,133)
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                              1,083,117         358,581       1,477,100         (31,254)
Accumulation Units At Beginning Of Period                             1,796,231       1,437,650       2,770,881       2,802,135
                                                                   ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                   2,879,348       1,796,231       4,247,981       2,770,881
                                                                   ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                          --              --              --              --
  Decrease For Surrendered Contracts                                         (2)             --              --              --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                        13,551              --              --              --
                                                                   ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                 13,549              --              --              --
Accumulation Units At Beginning Of Period                                    --              --              --              --
                                                                   ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                      13,549              --              --              --
                                                                   ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                      VALIC COMPANY I                     VALIC COMPANY I
                                                                      GROWTH & INCOME                   SCIENCE & TECHNOLOGY
                                                                            FUND                               FUND
                                                              --------------------------------    --------------------------------
                                                                        DIVISION 16                        DIVISION 17
                                                              --------------------------------    --------------------------------
                                                                 FOR THE           FOR THE           FOR THE           FOR THE
                                                                YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                   2002              2001              2002              2001
                                                              --------------    --------------    --------------    --------------
OPERATIONS:
  Net Investment Income (Loss)                                $     (574,199)   $     (747,582)   $  (11,483,517)   $  (18,534,446)
  Net Realized Gains (Losses)                                    (13,488,071)       (2,454,170)     (301,934,235)       (9,982,428)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                            (33,556,688)      (25,671,117)     (346,689,945)   (1,070,626,572)
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Net Assets From Operations                (47,618,958)      (28,872,869)     (660,107,697)   (1,099,143,446)
                                                              --------------    --------------    --------------    --------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                               15,927,237        21,931,680       225,136,469       345,401,271
  Surrenders Of Accumulation Units By Terminations
    And Withdrawals                                              (16,473,424)      (17,781,845)      (91,467,595)     (111,764,237)
  Annuity Benefit Payments                                           (12,013)          (10,763)          (33,025)          (60,211)
  Amounts Transferred From (To) VALIC General Account, Net       (19,568,611)      (19,395,933)     (134,368,859)     (132,852,832)
  Return Of Capital To VALIC                                              --                --                --                --
  Capital Contributed By VALIC                                            --                --                --                --
                                                              --------------    --------------    --------------    --------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                       (20,126,811)      (15,256,861)         (733,010)      100,723,991
                                                              --------------    --------------    --------------    --------------
Total Increase (Decrease) In Net Assets                          (67,745,769)      (44,129,730)     (660,840,707)     (998,419,455)

NET ASSETS:
Beginning Of Period                                              221,379,341       265,509,071     1,603,534,401     2,601,953,856
                                                              --------------    --------------    --------------    --------------
End Of Period                                                 $  153,633,572    $  221,379,341    $  942,693,694    $1,603,534,401
                                                              ==============    ==============    ==============    ==============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                7,450,570         8,193,480       109,520,829        99,941,733
  Decrease For Surrendered Contracts                              (7,703,757)       (6,553,698)      (42,894,486)      (29,542,344)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                (11,756,770)      (10,635,621)      (80,495,587)      (53,044,660)
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                         (12,009,957)       (8,995,839)      (13,869,244)       17,354,729
Accumulation Units At Beginning Of Period                        101,022,403       110,018,242       611,628,753       594,274,024
                                                              --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                               89,012,446       101,022,403       597,759,509       611,628,753
                                                              ==============    ==============    ==============    ==============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                  403,135           327,212        10,408,127         8,491,858
  Decrease For Surrendered Contracts                                (684,627)         (163,333)       (4,440,313)       (1,360,673)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                    839,189         1,635,734        (5,007,707)       10,845,971
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                             557,697         1,799,613           960,107        17,977,156
Accumulation Units At Beginning Of Period                          3,325,072         1,525,459        42,427,558        24,450,402
                                                              --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                3,882,769         3,325,072        43,387,665        42,427,558
                                                              ==============    ==============    ==============    ==============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                  121,773           150,268         2,837,380         1,358,585
  Decrease For Surrendered Contracts                                 (36,955)          (68,538)         (684,515)         (398,094)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                    104,262           (45,536)        5,857,689          (147,164)
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                             189,080            36,194         8,010,554           813,327
Accumulation Units At Beginning Of Period                            781,887           745,693         4,873,682         4,060,355
                                                              --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                  970,967           781,887        12,884,236         4,873,682
                                                              ==============    ==============    ==============    ==============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                       --                --                --                --
  Decrease For Surrendered Contracts                                      --                --                --                --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                         --                --                --                --
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                  --                --                --                --
Accumulation Units At Beginning Of Period                                 --                --                --                --
                                                              --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                       --                --                --                --
                                                              ==============    ==============    ==============    ==============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                      VALIC COMPANY I                TEMPLETON GLOBAL
                                                                         SMALL CAP                   ASSET ALLOCATION
                                                                           FUND                            FUND
                                                                ----------------------------    ----------------------------
                                                                        DIVISION 18                     DIVISION 19
                                                                ----------------------------    ----------------------------
                                                                  FOR THE         FOR THE         FOR THE         FOR THE
                                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                    2002            2001            2002            2001
                                                                ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                  $ (5,680,547)   $ (6,596,084)   $  1,830,706    $    623,373
  Net Realized Gains (Losses)                                    (17,927,855)    (12,929,313)     (8,515,910)     10,116,843
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                           (141,545,787)    (27,485,290)     (6,244,757)    (41,535,702)
                                                                ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations               (165,154,189)    (47,010,687)    (12,929,961)    (30,795,486)
                                                                ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                               50,996,648      61,533,167      21,986,831      23,971,806
  Surrenders Of Accumulation Units By Terminations
    And Withdrawals                                              (51,246,366)    (45,180,156)    (19,027,620)    (19,302,940)
  Annuity Benefit Payments                                           (23,444)        (26,725)        (26,195)        (28,671)
  Amounts Transferred From (To) VALIC General Account, Net       (41,065,540)    (38,670,675)    (15,292,895)    (14,099,163)
  Return Of Capital To VALIC                                              --              --              --              --
  Capital Contributed By VALIC                                            --              --              --              --
                                                                ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                       (41,338,702)    (22,344,389)    (12,359,879)     (9,458,968)
                                                                ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                         (206,492,891)    (69,355,076)    (25,289,840)    (40,254,454)

NET ASSETS:
Beginning Of Period                                              700,987,976     770,343,052     248,002,544     288,256,998
                                                                ------------    ------------    ------------    ------------
End Of Period                                                   $494,495,085    $700,987,976    $222,712,704    $248,002,544
                                                                ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received               22,703,718      23,832,962       8,301,941       8,180,801
  Decrease For Surrendered Contracts                             (23,104,512)    (17,161,289)     (8,720,375)     (7,170,000)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                (22,278,010)    (21,841,708)     (7,011,896)     (7,598,057)
                                                                ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                         (22,678,804)    (15,170,035)     (7,430,330)     (6,587,256)
Accumulation Units At Beginning Of Period                        299,564,434     314,734,469     114,072,786     120,660,042
                                                                ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                              276,885,630     299,564,434     106,642,456     114,072,786
                                                                ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                1,447,856         993,831         539,173         319,315
  Decrease For Surrendered Contracts                              (1,952,944)       (344,196)       (553,180)        (73,924)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                    684,168       4,794,102       1,069,867       1,669,103
                                                                ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                             179,080       5,443,737       1,055,860       1,914,494
Accumulation Units At Beginning Of Period                         10,143,542       4,699,805       3,125,087       1,210,593
                                                                ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                               10,322,622      10,143,542       4,180,947       3,125,087
                                                                ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                1,590,743       1,659,788       1,748,687       2,127,382
  Decrease For Surrendered Contracts                              (1,148,771)     (1,613,646)       (923,427)       (928,303)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                 (1,452,738)     (1,652,327)     (1,488,858)     (1,557,059)
                                                                ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                          (1,010,766)     (1,606,185)       (663,598)       (357,980)
Accumulation Units At Beginning Of Period                         23,842,489      25,448,674      18,040,365      18,398,345
                                                                ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                               22,831,723      23,842,489      17,376,767      18,040,365
                                                                ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                       --              --              --              --
  Decrease For Surrendered Contracts                                      --              --              --              --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                         --              --              --              --
                                                                ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  --              --              --              --
Accumulation Units At Beginning Of Period                                 --              --              --              --
                                                                ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       --              --              --              --
                                                                ============    ============    ============    ============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                           VALIC COMPANY I                VALIC COMPANY I
                                                                       INTERNATIONAL GROWTH I             INCOME & GROWTH
                                                                                FUND                           FUND
                                                                    ----------------------------    ----------------------------
                                                                             DIVISION 20                    DIVISION 21
                                                                    ----------------------------    ----------------------------
                                                                      FOR THE         FOR THE         FOR THE         FOR THE
                                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                        2002            2001            2002            2001
                                                                    ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                      $     51,679    $ (1,702,257)   $    283,775    $   (212,888)
  Net Realized Gains (Losses)                                        (45,040,397)    (26,327,473)     (7,823,190)     (2,618,201)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                (37,758,814)   (143,256,523)    (42,449,463)    (21,921,133)
                                                                    ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                    (82,747,532)   (171,286,253)    (49,988,878)    (24,752,222)
                                                                    ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                   36,809,708      50,030,691      27,658,050      38,570,377
  Surrenders Of Accumulation Units By Terminations
    And Withdrawals                                                  (33,772,932)    (36,827,852)    (19,185,708)    (17,054,094)
  Annuity Benefit Payments                                               (17,890)        (21,583)         (7,143)         (6,621)
  Amounts Transferred From (To) VALIC General Account, Net           (38,698,747)    (38,169,888)    (20,928,935)    (12,333,515)
  Return Of Capital To VALIC                                                  --              --              --              --
  Capital Contributed By VALIC                                                --              --              --              --
                                                                    ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                           (35,679,861)    (24,988,632)    (12,463,736)      9,176,147
                                                                    ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                             (118,427,393)   (196,274,885)    (62,452,614)    (15,576,075)

NET ASSETS:
Beginning Of Period                                                  455,624,640     651,899,525     247,563,235     263,139,310
                                                                    ------------    ------------    ------------    ------------
End Of Period                                                       $337,197,247    $455,624,640    $185,110,621    $247,563,235
                                                                    ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                   22,268,553      23,762,669      16,633,566      18,522,280
  Decrease For Surrendered Contracts                                 (21,776,209)    (17,617,102)    (13,246,479)     (8,772,415)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                    (27,199,602)    (30,158,364)    (15,357,079)    (16,162,881)
                                                                    ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                             (26,707,258)    (24,012,797)    (11,969,992)     (6,413,016)
Accumulation Units At Beginning Of Period                            283,131,435     307,144,232     152,155,061     158,568,077
                                                                    ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                  256,424,177     283,131,435     140,185,069     152,155,061
                                                                    ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                    1,606,284       1,101,651       3,780,428       3,802,322
  Decrease For Surrendered Contracts                                  (1,687,524)       (331,355)     (1,334,957)       (838,648)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                        (87,430)      7,938,490      (3,508,436)      8,986,106
                                                                    ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                (168,670)      8,708,786      (1,062,965)     11,949,780
Accumulation Units At Beginning Of Period                             12,911,877       4,203,091      21,849,597       9,899,817
                                                                    ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                   12,743,207      12,911,877      20,786,632      21,849,597
                                                                    ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                    2,268,037       2,633,790         499,278         712,506
  Decrease For Surrendered Contracts                                    (982,247)     (1,018,651)       (197,373)       (159,321)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                     (1,483,778)     (1,634,094)      1,730,092        (122,626)
                                                                    ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                (197,988)        (18,955)      2,031,997         430,559
Accumulation Units At Beginning Of Period                             19,480,219      19,499,174       3,163,792       2,733,233
                                                                    ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                   19,282,231      19,480,219       5,195,789       3,163,792
                                                                    ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                           --              --              --              --
  Decrease For Surrendered Contracts                                          --              --              --              --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                             --              --              --              --
                                                                    ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                      --              --              --              --
Accumulation Units At Beginning Of Period                                     --              --              --              --
                                                                    ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                           --              --              --              --
                                                                    ============    ============    ============    ============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                               VANGUARD                      VANGUARD
                                                                          LONG-TERM CORPORATE           LONG-TERM TREASURY
                                                                                 FUND                          FUND
                                                                     ----------------------------    ----------------------------
                                                                              DIVISION 22                    DIVISION 23
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $  7,690,120    $  5,557,827    $ 11,382,252    $ 10,062,885
  Net Realized Gains (Losses)                                             145,878        (142,566)      5,938,247          80,061
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                   8,959,146       1,860,453      21,275,016      (4,041,041)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                      16,795,144       7,275,714      38,595,515       6,101,905
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                    34,202,220      22,036,030      54,473,337      44,884,779
  Surrenders Of Accumulation Units By Terminations And Withdrawals    (12,285,640)     (7,738,890)    (23,271,299)    (16,721,652)
  Annuity Benefit Payments                                                 (4,548)         (3,508)         (2,498)         (2,185)
  Amounts Transferred From (To) VALIC General Account, Net              6,324,355      29,674,298      30,172,266       6,363,587
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
     Principal Transactions                                            28,236,387      43,967,930      61,371,806      34,524,529
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                45,031,531      51,243,644      99,967,321      40,626,434

NET ASSETS:
Beginning Of Period                                                   125,872,102      74,628,458     237,490,722     196,864,288
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $170,903,633    $125,872,102    $337,458,043    $237,490,722
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    19,002,449       8,108,456      29,107,088      18,411,716
  Decrease For Surrendered Contracts                                   (6,780,078)     (4,028,136)    (12,763,878)     (8,854,368)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                       3,493,155      20,891,996      13,378,086       5,907,426
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               15,715,526      24,972,316      29,721,296      15,464,774
Accumulation Units At Beginning Of Period                              73,154,092      48,181,776     142,496,202     127,031,428
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    88,869,618      73,154,092     172,217,498     142,496,202
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                     2,023,573       1,318,501       3,314,851       2,586,495
  Decrease For Surrendered Contracts                                     (635,758)       (313,126)     (1,440,040)       (765,007)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                         427,588       3,752,280         999,449       5,010,256
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                1,815,403       4,757,655       2,874,260       6,831,744
Accumulation Units At Beginning Of Period                               9,394,086       4,636,431      17,009,737      10,177,993
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    11,209,489       9,394,086      19,883,997      17,009,737
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       986,179         987,611         708,278         634,763
  Decrease For Surrendered Contracts                                     (514,933)       (268,350)       (289,248)       (134,931)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                         565,503         907,473       4,019,292         308,252
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                1,036,749       1,626,734       4,438,322         808,084
Accumulation Units At Beginning Of Period                               5,499,147       3,872,413       2,633,211       1,825,127
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     6,535,896       5,499,147       7,071,533       2,633,211
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                              --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --              --              --
                                                                     ============    ============    ============    ============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                            VANGUARD                        VANGUARD
                                                                           WINDSOR II                      WELLINGTON
                                                                              FUND                           FUND
                                                                  ----------------------------    ----------------------------
                                                                           DIVISION 24                     DIVISION 25
                                                                  ----------------------------    ----------------------------
                                                                    FOR THE        FOR THE          FOR THE         FOR THE
                                                                   YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                      2002            2001            2002            2001
                                                                  ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                    $  8,472,977    $  7,457,452    $ 14,577,911    $ 13,633,628
  Net Realized Gains (Losses)                                      (18,480,355)     (2,165,850)     (7,541,247)     23,046,357
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                             (157,419,826)    (44,485,295)    (67,626,850)    (18,658,707)
                                                                  ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                 (167,427,204)    (39,193,693)    (60,590,186)     18,021,278
                                                                  ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                165,007,749     148,608,800     144,361,993     106,948,001
  Surrenders Of Accumulation Units By Terminations
    And Withdrawals                                                (65,589,675)    (50,265,026)    (58,252,607)    (43,324,576)
  Annuity Benefit Payments                                             (25,787)        (25,001)        (34,706)        (29,490)
  Amounts Transferred From (To) VALIC General Account, Net         (30,039,275)     48,043,339      (5,086,650)     37,142,323
  Return Of Capital To VALIC                                                --              --              --              --
  Capital Contributed By VALIC                                              --              --              --              --
                                                                  ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                          69,353,012     146,362,112      80,988,030     100,736,258
                                                                  ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                            (98,074,192)    107,168,419      20,397,844     118,757,536

NET ASSETS:
Beginning Of Period                                                871,328,616     764,160,197     685,952,214     567,194,678
                                                                  ------------    ------------    ------------    ------------
End Of Period                                                     $773,254,424    $871,328,616    $706,350,058    $685,952,214
                                                                  ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                 81,944,179      57,546,801      71,453,028      38,902,341
  Decrease For Surrendered Contracts                               (36,146,040)    (21,357,982)    (30,463,766)    (17,306,793)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                  (27,329,124)     28,644,790      (7,106,211)     19,301,655
                                                                  ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                            18,469,015      64,833,609      33,883,051      40,897,203
Accumulation Units At Beginning Of Period                          442,850,924     378,017,315     335,336,029     294,438,826
                                                                  ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                461,319,939     442,850,924     369,219,080     335,336,029
                                                                  ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                  8,679,666       5,831,134       8,169,275       5,992,949
  Decrease For Surrendered Contracts                                (2,307,573)     (1,380,521)     (2,295,248)     (1,525,061)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                    3,126,879       7,973,828      (2,465,224)     10,712,253
                                                                  ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                             9,498,972      12,424,441       3,408,803      15,180,141
Accumulation Units At Beginning Of Period                           36,594,309      24,169,868      44,865,983      29,685,842
                                                                  ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                 46,093,281      36,594,309      48,274,786      44,865,983
                                                                  ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                  6,618,143       4,434,597       4,137,088       2,875,928
  Decrease For Surrendered Contracts                                (1,206,687)       (923,977)     (1,063,140)       (898,591)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                    6,232,657       1,006,456       6,447,290         682,570
                                                                  ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                            11,644,113       4,517,076       9,521,238       2,659,907
Accumulation Units At Beginning Of Period                           23,136,739      18,619,663      16,402,597      13,742,690
                                                                  ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                 34,780,852      23,136,739      25,923,835      16,402,597
                                                                  ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                         --              --              --              --
  Decrease For Surrendered Contracts                                        --              --              --              --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                           --              --              --              --
                                                                  ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                    --              --              --              --
Accumulation Units At Beginning Of Period                                   --              --              --              --
                                                                  ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                         --              --              --              --
                                                                  ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                          PUTNAM                          PUTNAM OTC
                                                                     NEW OPPORTUNITIES                 & EMERGING GROWTH
                                                                           FUND                              FUND
                                                             --------------------------------    --------------------------------
                                                                        DIVISION 26                       DIVISION 27
                                                             --------------------------------    --------------------------------
                                                                FOR THE           FOR THE           FOR THE           FOR THE
                                                               YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                              DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                  2002              2001              2002              2001
                                                             --------------    --------------    --------------    --------------
OPERATIONS:
  Net Investment Income (Loss)                               $   (6,023,986)   $   (8,134,181)   $   (1,992,898)   $   (2,751,941)
  Net Realized Gains (Losses)                                   (79,638,296)      (48,344,023)     (240,962,218)     (166,210,498)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                          (162,583,367)     (274,598,873)      157,016,848       (27,729,740)
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Net Assets From Operations              (248,245,649)     (331,077,077)      (85,938,268)     (196,692,179)
                                                             --------------    --------------    --------------    --------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                             128,638,294       196,556,220        50,783,397        89,542,710
  Surrenders Of Accumulation Units By Terminations
    And Withdrawals                                             (50,500,071)      (49,731,536)      (15,049,298)      (15,438,594)
  Annuity Benefit Payments                                           (6,772)           (8,687)           (1,348)           (2,553)
  Amounts Transferred From (To) VALIC General Account, Net      (90,431,195)      (72,821,965)      (31,991,178)      (35,646,392)
  Return Of Capital To VALIC                                             --                --                --                --
  Capital Contributed By VALIC                                           --                --                --                --
                                                             --------------    --------------    --------------    --------------
  Increase (Decrease) In Net Assets Resulting From
     Principal Transactions                                     (12,299,744)       73,994,032         3,741,573        38,455,171
                                                             --------------    --------------    --------------    --------------
Total Increase (Decrease) In Net Assets                        (260,545,393)     (257,083,045)      (82,196,695)     (158,237,008)

NET ASSETS:
Beginning Of Period                                             789,492,405     1,046,575,450       252,558,627       410,795,635
                                                             --------------    --------------    --------------    --------------
End Of Period                                                $  528,947,012    $  789,492,405    $  170,361,932    $  252,558,627
                                                             ==============    ==============    ==============    ==============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received              98,979,064       104,649,690        87,199,956        99,242,156
  Decrease For Surrendered Contracts                            (42,923,617)      (26,256,819)      (25,129,488)      (15,353,376)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net               (84,082,816)      (61,119,048)      (61,721,468)      (45,439,763)
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                        (28,027,369)       17,273,823           349,000        38,449,017
Accumulation Units At Beginning Of Period                       546,882,418       529,608,595       366,588,061       328,139,044
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                             518,855,049       546,882,418       366,937,061       366,588,061
                                                             ==============    ==============    ==============    ==============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received              15,499,664        14,392,673        10,091,501        10,597,361
  Decrease For Surrendered Contracts                             (4,376,865)       (2,168,856)       (2,844,566)         (969,891)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                (8,045,256)       16,601,428        (6,965,971)        4,155,272
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                          3,077,543        28,825,245           280,964        13,782,742
Accumulation Units At Beginning Of Period                        66,208,396        37,383,151        34,690,902        20,908,160
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                              69,285,939        66,208,396        34,971,866        34,690,902
                                                             ==============    ==============    ==============    ==============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received              10,390,102        11,191,640           952,526         1,827,732
  Decrease For Surrendered Contracts                             (1,958,329)       (1,252,061)         (388,020)         (204,507)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                  (335,186)       (2,823,588)        4,070,932          (377,651)
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                          8,096,587         7,115,991         4,635,438         1,245,574
Accumulation Units At Beginning Of Period                        40,471,940        33,355,949         4,589,464         3,343,890
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                              48,568,527        40,471,940         9,224,902         4,589,464
                                                             ==============    ==============    ==============    ==============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                      --                --                --                --
  Decrease For Surrendered Contracts                                     --                --                --                --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                        --                --                --                --
                                                             --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                 --                --                --                --
Accumulation Units At Beginning Of Period                                --                --                --                --
                                                             --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                      --                --                --                --
                                                             ==============    ==============    ==============    ==============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                PUTNAM                     VALIC COMPANY I
                                                                             GLOBAL EQUITY                LARGE CAP GROWTH
                                                                                 FUND                           FUND
                                                                     ----------------------------    ----------------------------
                                                                              DIVISION 28                    DIVISION 30
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $ (2,496,695)   $ (4,352,584)   $ (4,367,054)   $ (5,855,767)
  Net Realized Gains (Losses)                                         (50,985,391)    (43,037,100)    (44,298,348)    (33,810,696)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                 (43,427,811)   (128,343,186)   (117,507,886)   (140,718,614)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                     (96,909,897)   (175,732,870)   (166,173,288)   (180,385,077)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                    66,859,929     102,553,957      81,439,982     129,033,485
  Surrenders Of Accumulation Units By Terminations And Withdrawals    (26,337,889)    (25,740,746)    (40,468,095)    (37,273,328)
  Annuity Benefit Payments                                                 (5,566)         (7,713)         (3,582)         (6,187)
  Amounts Transferred From (To) VALIC General Account, Net            (49,207,548)    (52,047,113)    (71,558,387)    (76,072,925)
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
     Principal Transactions                                            (8,691,074)     24,758,385     (30,590,082)     15,681,045
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                              (105,600,971)   (150,974,485)   (196,763,370)   (164,704,032)

NET ASSETS:
Beginning Of Period                                                   417,298,293     568,272,778     585,911,938     750,615,970
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $311,697,322    $417,298,293    $389,148,568    $585,911,938
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    50,589,433      57,458,624      60,256,790      72,890,129
  Decrease For Surrendered Contracts                                  (20,875,869)    (14,003,956)    (33,547,895)    (20,760,786)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                     (45,524,430)    (38,247,014)    (59,351,120)    (65,137,788)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                              (15,810,866)      5,207,654     (32,642,225)    (13,008,445)
Accumulation Units At Beginning Of Period                             299,198,296     293,990,642     401,959,524     414,967,969
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                   283,387,430     299,198,296     369,317,299     401,959,524
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                     6,986,740       6,848,744       9,760,683      10,472,233
  Decrease For Surrendered Contracts                                   (2,621,125)     (1,106,810)     (2,820,429)     (1,590,396)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                      (2,918,422)      5,671,702     (10,939,304)     11,473,011
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                1,447,193      11,413,636      (3,999,050)     20,354,848
Accumulation Units At Beginning Of Period                              34,982,558      23,568,922      47,794,623      27,439,775
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    36,429,751      34,982,558      43,795,573      47,794,623
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     4,142,709       3,905,137       6,428,918       8,715,150
  Decrease For Surrendered Contracts                                     (729,111)       (592,697)     (1,598,179)     (1,251,266)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                       1,299,425      (1,591,746)     (1,040,274)     (3,192,992)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                4,713,023       1,720,694       3,790,465       4,270,892
Accumulation Units At Beginning Of Period                              13,853,316      12,132,622      34,466,412      30,195,520
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    18,566,339      13,853,316      38,256,877      34,466,412
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                           2,467              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                    2,467              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                         2,467              --              --              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                         AMERICAN                            TEMPLETON
                                                                       CENTURY ULTRA                          FOREIGN
                                                                           FUND                                FUND
                                                              --------------------------------    --------------------------------
                                                                         DIVISION 31                         DIVISION 32
                                                              --------------------------------    --------------------------------
                                                                 FOR THE           FOR THE           FOR THE           FOR THE
                                                                YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                   2002              2001              2002              2001
                                                              --------------    --------------    --------------    --------------
OPERATIONS:
  Net Investment Income (Loss)                                $   (6,496,735)   $  (10,096,389)   $    1,811,871    $    5,122,435
  Net Realized Gains (Losses)                                    (45,928,635)      (14,660,749)       (7,880,739)       (2,449,593)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                           (199,498,338)     (150,826,206)      (24,583,676)      (31,770,559)
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Net Assets From Operations               (251,923,708)     (175,583,344)      (30,652,544)      (29,097,717)
                                                              --------------    --------------    --------------    --------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                              176,803,027       219,754,934        45,773,848        44,685,026
  Surrenders Of Accumulation Units By Terminations
    And Withdrawals                                              (72,051,454)      (59,251,103)      (27,892,418)      (19,159,898)
  Annuity Benefit Payments                                           (25,894)          (31,951)           (6,623)           (6,944)
  Amounts Transferred From (To) VALIC General Account, Net       (76,276,720)      (68,470,777)         (628,323)      (12,483,208)
  Return Of Capital To VALIC                                              --                --                --                --
  Capital Contributed By VALIC                                            --                --                --                --
                                                              --------------    --------------    --------------    --------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                        28,448,959        92,001,103        17,246,484        13,034,976
                                                              --------------    --------------    --------------    --------------
Total Increase (Decrease) In Net Assets                         (223,474,749)      (83,582,241)      (13,406,060)      (16,062,741)

NET ASSETS:
Beginning Of Period                                            1,027,073,975     1,110,656,216       311,596,089       327,658,830
                                                              --------------    --------------    --------------    --------------
End Of Period                                                 $  803,599,226    $1,027,073,975    $  298,190,029    $  311,596,089
                                                              ==============    ==============    ==============    ==============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received               98,488,585       105,777,524        31,110,083        26,498,310
  Decrease For Surrendered Contracts                             (44,178,998)      (28,564,756)      (19,993,801)      (10,636,517)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                (51,633,550)      (43,073,507)       (6,846,177)      (14,403,616)
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                           2,676,037        34,139,261         4,270,105         1,458,177
Accumulation Units At Beginning Of Period                        585,930,644       551,791,383       220,451,009       218,992,832
                                                              --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                              588,606,681       585,930,644       224,721,114       220,451,009
                                                              ==============    ==============    ==============    ==============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received               11,577,651        11,310,281         3,909,772         2,894,996
  Decrease For Surrendered Contracts                              (4,754,933)       (1,970,896)       (1,337,184)       (1,055,578)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                 (6,038,254)       10,993,101         3,516,656         6,197,148
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                             784,464        20,332,486         6,089,244         8,036,566
Accumulation Units At Beginning Of Period                         58,386,315        38,053,829        21,232,087        13,195,521
                                                              --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                               59,170,779        58,386,315        27,321,331        21,232,087
                                                              ==============    ==============    ==============    ==============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                3,830,054           458,872           576,539           139,226
  Decrease For Surrendered Contracts                                (705,281)         (133,844)          (77,416)          (19,239)
  Increase (Decrease) For Transfers - Interdivision
         And From (To) VALIC General Account, Net                 10,520,926           260,558         2,811,877           210,972
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                          13,645,699           585,586         3,311,000           330,959
Accumulation Units At Beginning Of Period                          2,480,333         1,894,747           765,413           434,454
                                                              --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                               16,126,032         2,480,333         4,076,413           765,413
                                                              ==============    ==============    ==============    ==============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                       --                --                --                --
  Decrease For Surrendered Contracts                                      --                --                --                --
  Increase (Decrease) For Transfers - Interdivision
         And From (To) Valic General Account, Net                         --                --                --                --
                                                              --------------    --------------    --------------    --------------
Increase (Decrease) In Units Outstanding                                  --                --                --                --
Accumulation Units At Beginning Of Period                                 --                --                --                --
                                                              --------------    --------------    --------------    --------------
Accumulation Units At End Of Period                                       --                --                --                --
                                                              ==============    ==============    ==============    ==============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                             VALIC COMPANY II               VALIC COMPANY II
                                                                          INTERNATIONAL GROWTH II           SMALL CAP GROWTH
                                                                                   FUND                           FUND
                                                                       ----------------------------    ----------------------------
                                                                                DIVISION 33                     DIVISION 35
                                                                       ----------------------------    ----------------------------
                                                                         FOR THE         FOR THE         FOR THE         FOR THE
                                                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                           2002            2001            2002            2001
                                                                       ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                         $     (1,906)   $    (32,483)   $   (110,480)   $    (94,109)
  Net Realized Gains (Losses)                                            (1,400,363)     (2,053,892)     (2,242,328)     (6,870,443)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                    (1,794,350)     (1,299,708)     (7,150,226)        718,693
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                        (3,196,619)     (3,386,083)     (9,503,034)     (6,245,859)
                                                                       ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                       3,309,886       2,542,418       6,508,333       6,956,702
  Surrenders Of Accumulation Units By Terminations And Withdrawals         (712,502)       (597,152)     (1,224,578)       (847,366)
  Annuity Benefit Payments                                                       --              --            (194)             --
  Amounts Transferred From (To) VALIC General Account, Net                2,050,127         784,514          86,516       2,951,940
  Return Of Capital To VALIC                                                     --      (1,411,573)             --              --
  Capital Contributed By VALIC                                                   --              --              --              --
                                                                       ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From
    Principal Transactions                                                4,647,511       1,318,207       5,370,077       9,061,276
                                                                       ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                   1,450,892      (2,067,876)     (4,132,957)      2,815,417

NET ASSETS:
Beginning Of Period                                                      16,110,287      18,178,163      26,722,943      23,907,526
                                                                       ------------    ------------    ------------    ------------
End Of Period                                                          $ 17,561,179    $ 16,110,287    $ 22,589,986    $ 26,722,943
                                                                       ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                       2,682,805       1,394,739       4,073,880       2,125,067
  Decrease For Surrendered Contracts                                       (501,441)       (346,907)       (639,504)       (277,657)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       2,046,557         538,051       1,383,229       2,687,667
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  4,227,921       1,585,883       4,817,605       4,535,077
Accumulation Units At Beginning Of Period                                 5,523,146       3,937,263       7,360,232       2,825,155
                                                                       ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       9,751,067       5,523,146      12,177,837       7,360,232
                                                                       ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                         379,180         346,338         579,183         424,135
  Decrease For Surrendered Contracts                                       (122,911)         (9,186)        (58,088)        (35,422)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                         146,213          37,736        (230,746)        582,412
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                    402,482         374,888         290,349         971,125
Accumulation Units At Beginning Of Period                                 1,217,774         842,886       1,447,772         476,647
                                                                       ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       1,620,256       1,217,774       1,738,121       1,447,772
                                                                       ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                         331,789         420,246       1,568,429       2,048,796
  Decrease For Surrendered Contracts                                       (102,523)        (92,084)       (380,570)       (328,474)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                         (68,033)        103,845      (1,061,944)       (879,224)
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                    161,233         432,007         125,915         841,098
Accumulation Units At Beginning Of Period                                 1,448,602       1,016,595       7,240,731       6,399,633
                                                                       ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       1,609,835       1,448,602       7,366,646       7,240,731
                                                                       ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                              --              --              --              --
  Decrease For Surrendered Contracts                                             --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                              --              --              --              --
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                         --              --              --              --
Accumulation Units At Beginning Of Period                                        --              --              --              --
                                                                       ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                              --              --              --              --
                                                                       ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                            VALIC COMPANY II                VALIC COMPANY II
                                                                             SMALL CAP VALUE                 MID CAP GROWTH
                                                                                  FUND                            FUND
                                                                       ----------------------------    ----------------------------
                                                                                DIVISION 36                    DIVISION 37
                                                                       ----------------------------    ----------------------------
                                                                         FOR THE         FOR THE         FOR THE         FOR THE
                                                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                           2002            2001            2002            2001
                                                                       ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                         $    178,827    $     94,469    $   (157,727)   $    (98,764)
  Net Realized Gains (Losses)                                              (356,706)        551,978      (2,182,846)     (1,898,869)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                    (7,845,134)        229,896      (7,262,206)     (4,117,000)
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                        (8,023,013)        876,343      (9,602,779)     (6,114,633)
                                                                       ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                      10,312,253       5,522,680       9,370,566      11,447,199
  Surrenders Of Accumulation Units By Terminations And Withdrawals       (2,881,072)       (934,842)     (1,625,804)       (731,204)
  Annuity Benefit Payments                                                     (321)            (80)           (169)             --
  Amounts Transferred From (To) VALIC General Account, Net               13,475,855      13,572,728       1,039,463       9,703,906
  Return Of Capital To VALIC                                                     --              --              --              --
  Capital Contributed By VALIC                                                   --              --              --              --
                                                                       ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                        20,906,715      18,160,486       8,784,056      20,419,901
                                                                       ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                  12,883,702      19,036,829        (818,723)     14,305,268

NET ASSETS:
Beginning Of Period                                                      27,255,064       8,218,235      26,614,148      12,308,880
                                                                       ------------    ------------    ------------    ------------
End Of Period                                                          $ 40,138,766    $ 27,255,064    $ 25,795,425    $ 26,614,148
                                                                       ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                       4,899,241       3,499,453       9,465,929       8,741,204
  Decrease For Surrendered Contracts                                     (1,884,312)       (619,323)     (1,507,637)       (524,356)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       6,717,274       8,615,542       1,267,388       7,262,881
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  9,732,203      11,495,672       9,225,680      15,479,729
Accumulation Units At Beginning Of Period                                13,710,867       2,215,195      18,834,319       3,354,590
                                                                       ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                      23,443,070      13,710,867      28,059,999      18,834,319
                                                                       ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                         708,428         388,831       1,402,566       1,665,987
  Decrease For Surrendered Contracts                                        (88,472)        (20,383)       (218,230)        (76,530)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                         714,820         605,609         152,489         820,206
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  1,334,776         974,057       1,336,825       2,409,663
Accumulation Units At Beginning Of Period                                 1,061,602          87,545       3,064,194         654,531
                                                                       ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       2,396,378       1,061,602       4,401,019       3,064,194
                                                                       ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       1,094,533         240,305         504,296         581,867
  Decrease For Surrendered Contracts                                       (163,237)        (29,728)        (68,386)        (43,032)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       1,514,920         573,214        (176,050)         43,536
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  2,446,216         783,791         259,860         582,371
Accumulation Units At Beginning Of Period                                   935,911         152,120       1,274,846         692,475
                                                                       ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       3,382,127         935,911       1,534,706       1,274,846
                                                                       ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                              --              --              --              --
  Decrease For Surrendered Contracts                                             --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                              --              --              --              --
                                                                       ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                         --              --              --              --
Accumulation Units At Beginning Of Period                                        --              --              --              --
                                                                       ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                              --              --              --              --
                                                                       ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                          VALIC COMPANY II                 VALIC COMPANY II
                                                                           MID CAP VALUE                 CAPITAL APPRECIATION
                                                                               FUND                              FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 38                     DIVISION 39
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE        FOR THE          FOR THE         FOR THE
                                                                      YEAR ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $   (336,611)   $     28,860    $    (76,052)   $    (84,409)
  Net Realized Gains (Losses)                                          (1,504,480)      2,508,313      (1,523,572)     (7,053,206)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                 (13,037,493)     (2,362,374)     (5,570,771)      1,633,763
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                     (14,878,584)        174,799      (7,170,395)     (5,503,852)
                                                                     ------------    ------------    ------------    ------------
PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                    29,790,121      21,218,581       4,010,501       5,663,189
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (6,193,486)     (2,411,824)       (882,127)       (764,808)
  Annuity Benefit Payments                                                 (2,786)         (1,701)             --              --
  Amounts Transferred From (To) VALIC General Account, Net              7,822,676      26,880,868      (1,953,285)        183,546
  Return Of Capital To VALIC                                                   --      (2,597,139)             --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                       31,416,525      43,088,785       1,175,089       5,081,927
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                16,537,941      43,263,584      (5,995,306)       (421,925)

NET ASSETS:
Beginning Of Period                                                    69,737,486      26,473,902      22,261,020      22,682,945
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 86,275,427    $ 69,737,486    $ 16,265,714    $ 22,261,020
                                                                     ============    ============    ============    ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    11,842,203       9,013,566       1,544,660       1,413,408
  Decrease For Surrendered Contracts                                   (2,833,409)       (918,453)       (372,167)       (222,969)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     2,500,641      12,949,216          96,542       1,215,798
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               11,509,435      21,044,329       1,269,035       2,406,237
Accumulation Units At Beginning Of Period                              27,418,727       6,374,398       4,597,267       2,191,030
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    38,928,162      27,418,727       5,866,302       4,597,267
                                                                     ============    ============    ============    ============
ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                     1,290,487       1,015,028         290,209         409,529
  Decrease For Surrendered Contracts                                     (105,775)        (64,605)        (57,062)         (2,893)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     1,290,647         928,273         (39,826)        (32,470)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                2,475,359       1,878,696         193,321         374,166
Accumulation Units At Beginning Of Period                               2,566,084         687,388         809,582         435,416
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     5,041,443       2,566,084       1,002,903         809,582
                                                                     ============    ============    ============    ============
ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     2,076,363       1,319,215       2,815,570       3,629,772
  Decrease For Surrendered Contracts                                     (373,050)       (233,284)       (648,951)       (581,489)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       700,370         437,587      (2,303,668)     (1,336,655)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                2,403,683       1,523,518        (137,049)      1,711,628
Accumulation Units At Beginning Of Period                               4,222,298       2,698,780      14,275,415      12,563,787
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     6,625,981       4,222,298      14,138,366      14,275,415
                                                                     ============    ============    ============    ============
ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                            --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --              --              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                          VALIC COMPANY II                VALIC COMPANY II
                                                                          LARGE CAP VALUE               SOCIALLY RESPONSIBLE
                                                                                FUND                            FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 40                     DIVISION 41
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002           2001            2002             2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $     85,654    $     45,651    $     56,097    $     78,008
  Net Realized Gains (Losses)                                            (233,513)        (18,293)       (241,268)       (529,750)
  Net Change In Unrealized Appreciation (Depreciation)
     During The Period                                                 (2,204,124)       (152,453)     (2,798,508)     (1,134,043)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                      (2,351,983)       (125,095)     (2,983,679)     (1,585,785)
                                                                     ------------    ------------    ------------    ------------
PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                     5,067,792       3,058,158       1,493,381       1,820,320
  Surrenders Of Accumulation Units By Terminations And Withdrawals       (953,621)       (370,906)       (226,856)       (458,702)
  Annuity Benefit Payments                                                     --              --              --              --
  Amounts Transferred From (To) VALIC General Account, Net              5,756,476       5,303,039        (578,010)       (216,370)
  Return Of Capital To VALIC                                                   --        (826,931)             --        (596,583)
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                       9,870,647       7,163,360         688,515         548,665
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                 7,518,664       7,038,265      (2,295,164)     (1,037,120)

NET ASSETS:
Beginning Of Period                                                    13,015,281       5,977,016      12,186,390      13,223,510
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 20,533,945    $ 13,015,281    $  9,891,226    $ 12,186,390
                                                                     ============    ============    ============    ============
ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  ACCUMULATION Units For Purchase Payments Received                     3,134,765       1,449,576         577,699         733,366
  Decrease For Surrendered Contracts                                     (643,820)       (221,991)       (107,463)        (60,712)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     3,804,648       2,959,626         (39,461)         84,611
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                6,295,593       4,187,211         430,775         757,265
Accumulation Units At Beginning Of Period                               5,319,745       1,132,534       1,579,023         821,758
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    11,615,338       5,319,745       2,009,798       1,579,023
                                                                     ============    ============    ============    ============
ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       470,004         705,326         306,713         221,162
  Decrease For Surrendered Contracts                                     (104,346)        (33,687)        (10,414)       (133,126)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       645,132         848,035         (53,693)       (103,446)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                1,010,790       1,519,674         242,606         (15,410)
Accumulation Units At Beginning Of Period                               1,653,364         133,690       1,275,611       1,291,021
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     2,664,154       1,653,364       1,518,217       1,275,611
                                                                     ============    ============    ============    ============
ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       376,480         150,172         458,968         567,407
  Decrease For Surrendered Contracts                                      (47,919)        (14,485)        (83,039)       (200,763)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       210,922         136,506        (406,033)       (177,934)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  539,483         272,193         (30,104)        188,710
Accumulation Units At Beginning Of Period                                 616,161         343,968       2,984,678       2,795,968
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     1,155,644         616,161       2,954,574       2,984,678
                                                                     ============    ============    ============    ============
ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                            --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --              --              --
                                                                     ============    ============    ============    ============



                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          VALIC COMPANY II                  VALIC COMPANY I
                                                                          MONEY MARKET II                    OPPORTUNITIES
                                                                               FUND                              FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 44                      DIVISION 45
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $    384,274    $  1,348,632    $     (9,882)   $     (6,715)
  Net Realized Gains (Losses)                                                  --              --        (134,206)       (255,745)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                          --              --        (244,310)         47,499
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                         384,274       1,348,632        (388,398)       (214,961)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                    34,689,304      28,228,454         429,980         403,091
  Surrenders Of Accumulation Units By Terminations And Withdrawals    (12,700,258)     (8,886,303)       (106,616)        (55,132)
  Annuity Benefit Payments                                                 (4,777)         (3,688)             --              --
  Amounts Transferred From (To) VALIC General Account, Net             (4,895,099)     13,182,951          31,475         821,365
  Return Of Capital To VALIC                                                   --      (2,381,672)             --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                      17,089,170      30,139,742         354,839       1,169,324
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                17,473,444      31,488,374         (33,559)        954,363

NET ASSETS:
Beginning Of Period                                                    62,978,538      31,490,164       1,045,207          90,844
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 80,451,982    $ 62,978,538    $  1,011,648    $  1,045,207
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    27,623,633      20,169,903         725,451         557,111
  Decrease For Surrendered Contracts                                   (9,081,411)     (5,066,251)       (209,673)        (38,158)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                    (6,019,346)     12,681,121          34,081       1,143,010
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               12,522,876      27,784,773         549,859       1,661,963
Accumulation Units At Beginning Of Period                              42,669,882      14,885,109       1,770,854         108,891
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    55,192,758      42,669,882       2,320,713       1,770,854
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                     1,813,886       4,386,756          40,624          25,845
  Decrease For Surrendered Contracts                                   (1,660,981)     (2,030,746)         (3,060)         (3,397)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       407,667      (2,603,231)         14,282          56,841
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  560,572        (247,221)         51,846          79,289
Accumulation Units At Beginning Of Period                               8,613,152       8,860,373          79,301              12
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     9,173,724       8,613,152         131,147          79,301
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       706,805         443,851         156,912          37,370
  Decrease For Surrendered Contracts                                     (150,770)        (66,621)        (25,814)             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     1,244,029         868,984          16,073             143
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                1,800,064       1,246,214         147,171          37,513
Accumulation Units At Beginning Of Period                               1,247,488           1,274          41,802           4,289
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     3,047,552       1,247,488         188,973          41,802
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                            --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --              --              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                           VALIC COMPANY I                     JANUS
                                                                         NASDAQ-100(R) INDEX             ADVISER WORLDWIDE
                                                                                FUND                            FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 46                     DIVISION 47
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $   (215,605)   $   (119,264)   $   (189,859)   $   (157,076)
  Net Realized Gains (Losses)                                          (6,265,011)     (4,407,447)     (1,307,419)       (175,690)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                  (4,169,695)       (337,621)     (8,765,570)     (3,782,052)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                     (10,650,311)     (4,864,332)    (10,262,848)     (4,114,818)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                     8,475,484       5,763,761      13,236,118      12,129,882
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (1,627,188)       (575,840)     (2,271,697)       (939,432)
  Annuity Benefit Payments                                                     --              --            (990)           (661)
  Amounts Transferred From (To) VALIC General Account, Net              7,594,049      17,951,046      (1,790,737)     23,096,868
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                      14,442,345      23,138,967       9,172,694      34,286,657
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                 3,792,034      18,274,635      (1,090,154)     30,171,839

NET ASSETS:
Beginning Of Period                                                    21,379,857       3,105,221      32,517,696       2,345,856
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 25,171,891    $ 21,379,857    $ 31,427,542    $ 32,517,696
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    20,750,094      10,211,358      17,825,819      13,685,138
  Decrease For Surrendered Contracts                                   (3,861,331)     (1,026,740)     (3,204,807)       (864,555)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                    19,150,680      27,344,038      (3,565,631)     25,018,388
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               36,039,443      36,528,656      11,055,381      37,838,971
Accumulation Units At Beginning Of Period                              40,571,277       4,042,621      40,304,312       2,465,341
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    76,610,720      40,571,277      51,359,693      40,304,312
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                     1,512,872         853,934       2,404,790       1,807,141
  Decrease For Surrendered Contracts                                     (243,452)        (13,738)       (172,157)        (66,525)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     1,459,702       1,487,026         593,817       2,382,714
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                2,729,122       2,327,222       2,826,450       4,123,330
Accumulation Units At Beginning Of Period                               2,543,964         216,742       4,226,947         103,617
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     5,273,086       2,543,964       7,053,397       4,226,947
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     1,386,225         588,917         644,781         500,012
  Decrease For Surrendered Contracts                                      (75,573)         (7,369)       (102,861)        (40,598)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     1,178,183         816,216          94,013         590,498
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                2,488,835       1,397,764         635,933       1,049,912
Accumulation Units At Beginning Of Period                               1,467,307          69,543       1,052,147           2,235
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     3,956,142       1,467,307       1,688,080       1,052,147
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              (1)             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                            --              --          10,454              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --          10,453              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --          10,453              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          VALIC COMPANY II                  VALIC COMPANY II
                                                                          AGGRESSIVE GROWTH                 MODERATE GROWTH
                                                                           LIFESTYLE FUND                   LIFESTYLE FUND
                                                                     ----------------------------    ----------------------------
                                                                            DIVISION 48                      DIVISION 49
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $     43,913    $    153,008    $    566,987    $    739,111
  Net Realized Gains (Losses)                                            (728,501)     (1,062,279)       (808,577)     (2,035,469)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                  (3,766,844)     (1,236,264)     (3,862,316)       (193,595)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                      (4,451,432)     (2,145,535)     (4,103,906)     (1,489,953)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                     6,398,879       7,932,261       9,980,825      12,074,390
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (1,307,834)       (529,184)     (2,426,957)     (1,410,258)
  Annuity Benefit Payments                                                     --              --              --              --
  Amounts Transferred From (To) VALIC General Account, Net             (1,495,362)      1,211,671      (3,137,156)      2,342,652
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                        3,595,683       8,614,748       4,416,712      13,006,784
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                  (855,749)      6,469,213         312,806      11,516,831

NET ASSETS:
Beginning Of Period                                                    21,546,619      15,077,406      35,501,368      23,984,537
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 20,690,870    $ 21,546,619    $ 35,814,174    $ 35,501,368
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                     4,492,273       4,800,551       6,004,944       6,710,372
  Decrease For Surrendered Contracts                                     (850,780)       (253,143)     (1,195,023)       (614,111)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      (561,928)        867,610        (525,928)      1,548,795
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                3,079,565       5,415,018       4,283,993       7,645,056
Accumulation Units At Beginning Of Period                               8,479,357       3,064,339      12,680,095       5,035,039
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    11,558,922       8,479,357      16,964,088      12,680,095
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       730,938         711,875         931,333         977,832
  Decrease For Surrendered Contracts                                      (68,111)        (16,481)       (159,879)        (15,809)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        55,223          86,442          44,172         373,366
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  718,050         781,836         815,626       1,335,389
Accumulation Units At Beginning Of Period                               1,242,003         460,167       2,200,069         864,680
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     1,960,053       1,242,003       3,015,695       2,200,069
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       355,111         757,193         959,254       1,581,151
  Decrease For Surrendered Contracts                                     (175,797)       (174,146)       (421,518)       (396,930)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      (784,992)        (25,257)     (2,003,534)       (140,744)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                 (605,678)        557,790      (1,465,798)      1,043,477
Accumulation Units At Beginning Of Period                               2,685,367       2,127,577       7,634,116       6,590,639
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     2,079,689       2,685,367       6,168,318       7,634,116
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           (1)             --              (3)             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                         6,822              --          20,416              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                    6,821              --          20,413              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                         6,821              --          20,413              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          VALIC COMPANY II              VANGUARD LIFESTRATEGY
                                                                        CONSERVATIVE GROWTH                    GROWTH
                                                                           LIFESTYLE FUND                       FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 50                     DIVISION 52
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                        2002             2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $    166,097    $    915,673    $    606,910    $    546,741
  Net Realized Gains (Losses)                                            (560,870)       (781,969)       (905,122)     (4,575,845)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                    (719,230)       (370,940)     (9,121,676)        (57,611)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                      (1,114,003)       (237,236)     (9,419,888)     (4,086,715)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                     4,206,532       5,652,966      19,479,555      15,751,042
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (1,417,429)     (1,205,700)     (3,458,983)     (1,707,197)
  Annuity Benefit Payments                                                     --              --              --              --
  Amounts Transferred From (To) VALIC General Account, Net             (1,646,065)      1,795,563      (2,459,492)      1,296,830
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                        1,143,038       6,242,829      13,561,080      15,340,675
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                    29,035       6,005,593       4,141,192      11,253,960

NET ASSETS:
Beginning Of Period                                                    19,815,049      13,809,456      49,826,061      38,572,101
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 19,844,084    $ 19,815,049    $ 53,967,253    $ 49,826,061
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                     2,374,507       3,403,874       9,204,435       5,025,499
  Decrease For Surrendered Contracts                                     (882,156)       (786,890)     (1,639,051)       (368,387)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      (848,303)      1,565,653        (956,454)      1,936,124
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  644,048       4,182,637       6,608,930       6,593,236
Accumulation Units At Beginning Of Period                               7,345,651       3,163,014      13,888,206       7,294,970
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     7,989,699       7,345,651      20,497,136      13,888,206
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       571,147         451,327         838,807         653,111
  Decrease For Surrendered Contracts                                     (126,663)        (18,137)       (173,865)       (149,430)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        45,884        (207,371)        398,716          29,926
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  490,368         225,819       1,063,658         533,607
Accumulation Units At Beginning Of Period                                 960,922         735,103       2,800,962       2,267,355
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     1,451,290         960,922       3,864,620       2,800,962
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       279,689         446,191       8,596,571       8,068,421
  Decrease For Surrendered Contracts                                      (81,915)        (82,457)     (1,506,127)     (1,171,368)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      (459,466)         43,040      (1,699,282)       (910,120)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                 (261,692)        406,774       5,391,162       5,986,933
Accumulation Units At Beginning Of Period                               1,938,484       1,531,710      26,747,154      20,760,221
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     1,676,792       1,938,484      32,138,316      26,747,154
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           (5)             --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                        41,953              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                   41,947              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                        41,947              --              --              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                       VANGUARD LIFESTRATEGY           VANGUARD LIFESTRATEGY
                                                                          MODERATE GROWTH               CONSERVATIVE GROWTH
                                                                               FUND                             FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 53                    DIVISION 54
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                        2002             2001           2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $  1,329,996    $  1,180,446    $    483,218    $    389,549
  Net Realized Gains (Losses)                                            (690,204)     (3,967,692)       (223,416)       (471,703)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                  (8,174,277)        292,512      (1,336,867)         39,752
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                      (7,534,485)     (2,494,734)     (1,077,065)        (42,402)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                    22,311,665      16,624,548       6,720,411       5,658,911
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (3,983,819)     (2,102,254)     (1,482,752)       (752,444)
  Annuity Benefit Payments                                                     --              --              --              --
  Amounts Transferred From (To) VALIC General Account, Net               (837,668)      3,395,034       1,111,385       2,472,216
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                       17,490,178      17,917,328       6,349,044       7,378,683
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                 9,955,693      15,422,594       5,271,979       7,336,281

NET ASSETS:
Beginning Of Period                                                    58,623,349      43,200,755      15,047,297       7,711,016
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 68,579,042    $ 58,623,349    $ 20,319,276    $ 15,047,297
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                     9,808,531       4,363,199       3,760,938       3,134,518
  Decrease For Surrendered Contracts                                   (1,304,320)       (352,241)       (744,480)       (399,065)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      (884,846)      3,971,331         928,191       2,347,285
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                7,619,365       7,982,289       3,944,649       5,082,738
Accumulation Units At Beginning Of Period                              11,325,293       3,343,004       6,514,468       1,431,730
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    18,944,658      11,325,293      10,459,117       6,514,468
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       934,632         866,228         245,138         166,005
  Decrease For Surrendered Contracts                                     (302,288)       (131,477)        (48,555)        (34,574)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       604,859         (25,348)         46,812         149,780
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                1,237,203         709,403         243,395         281,211
Accumulation Units At Beginning Of Period                               3,597,361       2,887,958         763,718         482,507
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     4,834,564       3,597,361       1,007,113         763,718
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     9,693,282       9,631,310       1,973,626       1,594,481
  Decrease For Surrendered Contracts                                   (1,990,195)     (1,718,681)       (514,264)       (279,454)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      (483,507)     (1,293,723)         74,476        (301,593)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                7,219,580       6,618,906       1,533,838       1,013,434
Accumulation Units At Beginning Of Period                              35,577,427      28,958,521       5,622,110       4,608,676
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    42,797,007      35,577,427       7,155,948       5,622,110
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                            --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --              --              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                             EVERGREEN                       EVERGREEN
                                                                          SMALL CAP EQUITY                GROWTH & INCOME
                                                                            INCOME FUND                         FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 55                     DIVISION 56
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                        2002            2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $   (820,774)   $   (225,893)   $    (21,772)   $    (11,578)
  Net Realized Gains (Losses)                                             788,743       1,043,986        (201,083)         21,642
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                 (18,770,337)      2,773,410        (522,174)       (120,644)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                     (18,802,368)      3,591,503        (745,029)       (110,580)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                    36,591,398      10,675,186       2,096,423         939,350
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (6,346,068)     (1,356,646)       (153,120)        (49,393)
  Annuity Benefit Payments                                                 (1,253)            (80)             --              --
  Amounts Transferred From (To) VALIC General Account, Net             33,659,941      36,077,991         526,107       1,374,490
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                       63,904,018      45,396,451       2,469,410       2,264,447
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                45,101,650      48,987,954       1,724,381       2,153,867

NET ASSETS:
Beginning Of Period                                                    49,838,344         850,390       2,303,485         149,618
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 94,939,994    $ 49,838,344    $  4,027,866    $  2,303,485
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    23,343,182       7,479,021       2,234,547         918,508
  Decrease For Surrendered Contracts                                   (4,423,218)       (887,563)       (217,857)        (51,496)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                    17,820,862      25,507,257         424,529       1,283,954
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               36,740,826      32,098,715       2,441,219       2,150,966
Accumulation Units At Beginning Of Period                              32,813,209         714,494       2,282,437         131,471
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    69,554,035      32,813,209       4,723,656       2,282,437
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                     2,246,292         876,407         194,871         101,977
  Decrease For Surrendered Contracts                                     (256,501)        (65,392)        (13,344)           (649)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     3,830,109       1,730,632         107,516         136,053
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                5,819,900       2,541,647         289,043         237,381
Accumulation Units At Beginning Of Period                               2,551,614           9,967         247,635          10,254
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     8,371,514       2,551,614         536,678         247,635
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     1,148,654         273,262          84,706          26,538
  Decrease For Surrendered Contracts                                      (58,517)        (28,253)         (3,002)            (19)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     1,404,984         944,706         104,440          33,171
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                2,495,121       1,189,715         186,144          59,690
Accumulation Units At Beginning Of Period                               1,191,063           1,348          59,860             170
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     3,686,184       1,191,063         246,004          59,860
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                            --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --              --              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                            EVERGREEN                     VALIC COMPANY II
                                                                              VALUE                          CORE BOND
                                                                               FUND                             FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 57                     DIVISION 58
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001           2002             2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $    (30,162)   $    (10,862)   $    788,493    $    530,763
  Net Realized Gains (Losses)                                            (626,989)        656,108          (2,356)        138,780
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                  (1,290,807)       (633,448)        637,756        (115,803)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                      (1,947,958)         11,798       1,423,893         553,740
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                     3,596,310       2,212,263       4,403,893       1,863,183
  Surrenders Of Accumulation Units By Terminations And Withdrawals       (603,572)       (330,970)     (1,245,432)       (319,737)
  Annuity Benefit Payments                                                     --              --              --              --
  Amounts Transferred From (To) VALIC General Account, Net                240,216       5,718,980       6,533,489       4,718,972
  Return Of Capital To VALIC                                                   --              --              --      (1,397,653)
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
    Transactions                                                        3,232,954       7,600,273       9,691,950       4,864,765
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                 1,284,996       7,612,071      11,115,843       5,418,505

NET ASSETS:
Beginning Of Period                                                     7,957,032         344,961      13,099,359       7,680,854
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $  9,242,028    $  7,957,032    $ 24,215,202    $ 13,099,359
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                     3,272,966       1,741,420       2,249,483       1,183,795
  Decrease For Surrendered Contracts                                     (634,810)       (275,597)       (888,969)       (243,040)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        54,128       4,794,242       2,902,161       3,912,810
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                2,692,284       6,260,065       4,262,675       4,853,565
Accumulation Units At Beginning Of Period                               6,539,955         279,890       5,667,850         814,285
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     9,232,239       6,539,955       9,930,525       5,667,850
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       320,929         251,502         229,044         339,107
  Decrease For Surrendered Contracts                                      (48,704)         (1,084)        (17,256)           (774)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       118,373         422,902         181,359         121,381
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  390,598         673,320         393,147         459,714
Accumulation Units At Beginning Of Period                                 701,042          27,722         477,526          17,812
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     1,091,640         701,042         870,673         477,526
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       112,792          44,906       1,108,442          81,914
  Decrease For Surrendered Contracts                                      (20,085)           (859)       (102,782)         (3,076)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       111,663          82,195       2,303,246         125,483
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  204,370         126,242       3,308,906         204,321
Accumulation Units At Beginning Of Period                                 126,242              --         503,652         299,331
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       330,612         126,242       3,812,558         503,652
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                            --              --           2,273              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --           2,273              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --           2,273              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          VALIC COMPANY II                 VALIC COMPANY II
                                                                           STRATEGIC BOND                  HIGH YIELD BOND
                                                                                FUND                             FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 59                      DIVISION 60
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                     ------------    ------------    ------------    ------------
                                                                         2002            2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $  1,415,050    $    836,724    $  1,520,800    $  1,213,806
  Net Realized Gains (Losses)                                            (100,515)        (42,481)       (519,240)       (332,639)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                     (44,912)        185,861      (1,340,207)       (656,280)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                       1,269,623         980,104        (338,647)        224,887
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                     5,950,619       2,183,396       3,010,097       2,548,208
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (1,374,141)       (679,973)       (722,865)       (727,575)
  Annuity Benefit Payments                                                     --              --            (211)             --
  Amounts Transferred From (To) VALIC General Account, Net              2,970,291       9,314,675       1,105,940       7,620,787
  Return Of Capital To VALIC                                                   --        (587,116)             --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                       7,546,769      10,230,982       3,392,961       9,441,420
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                 8,816,392      11,211,086       3,054,314       9,666,307

NET ASSETS:
Beginning Of Period                                                    17,054,434       5,843,348      15,122,925       5,456,618
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 25,870,826    $ 17,054,434    $ 18,177,239    $ 15,122,925
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                     4,209,201       2,212,870       2,650,200       2,160,765
  Decrease For Surrendered Contracts                                   (1,043,786)       (557,547)       (667,100)       (641,052)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     1,815,214       6,766,677       1,136,318       6,484,120
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                4,980,629       8,422,000       3,119,418       8,003,833
Accumulation Units At Beginning Of Period                               8,634,572         212,572       8,434,842         431,009
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    13,615,201       8,634,572      11,554,260       8,434,842
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                       230,639         217,206         184,842         150,329
  Decrease For Surrendered Contracts                                      (33,363)         (4,094)        (23,748)         (1,385)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       358,248         218,422         (94,804)        420,506
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  555,524         431,534          66,290         569,450
Accumulation Units At Beginning Of Period                                 432,470             936         613,841          44,391
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                       987,994         432,470         680,131         613,841
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                       393,980         111,913         101,384          84,723
  Decrease For Surrendered Contracts                                      (40,426)         (5,893)        (16,111)        (14,312)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       201,202         350,241          19,700         194,567
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                  554,756         456,261         104,973         264,978
Accumulation Units At Beginning Of Period                                 604,606         148,345         264,978              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     1,159,362         604,606         369,951         264,978
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                         2,776              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                    2,776              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                         2,776              --              --              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                              INVESCO
                                                                               JANUS                          GROWTH
                                                                               FUND                            FUND
                                                                     ----------------------------    ----------------------------
                                                                             DIVISION 61                     DIVISION 62
                                                                     ----------------------------    ----------------------------
                                                                       FOR THE         FOR THE         FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001            2002            2001
                                                                     ------------    ------------    ------------    ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $   (396,342)   $   (266,510)   $    (78,930)   $    (78,067)
  Net Realized Gains (Losses)                                          (2,442,424)       (572,880)     (4,450,973)     (2,094,059)
  Net Change In Unrealized Appreciation (Depreciation)
     During The Period                                                (11,046,948)     (7,531,713)       (107,167)     (4,259,411)
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Net Assets From Operations                     (13,885,714)     (8,371,103)     (4,637,070)     (6,431,537)
                                                                     ------------    ------------    ------------    ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                    17,555,377      19,844,709       3,686,479       5,354,678
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (3,018,799)     (1,450,291)       (621,532)       (286,813)
  Annuity Benefit Payments                                                     --              --              --              --
  Amounts Transferred From (To) VALIC General Account, Net             (4,177,961)     29,436,430      (1,329,188)     10,634,940
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                     ------------    ------------    ------------    ------------
  Increase (Decrease) In Net Assets Resulting From Principal
     Transactions                                                      10,358,617      47,830,848       1,735,759      15,702,805
                                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease) In Net Assets                                (3,527,097)     39,459,745      (2,901,311)      9,271,268

NET ASSETS:
Beginning Of Period                                                    42,590,923       3,131,178      10,076,261         804,993
                                                                     ------------    ------------    ------------    ------------
End Of Period                                                        $ 39,063,826    $ 42,590,923    $  7,174,950    $ 10,076,261
                                                                     ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    25,586,688      23,715,888      10,981,202      10,541,948
  Decrease For Surrendered Contracts                                   (4,417,625)     (1,650,745)     (1,893,307)       (528,647)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                    (8,019,215)     32,852,991      (4,964,073)     13,483,039
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                               13,149,848      54,918,134       4,123,822      23,496,340
Accumulation Units At Beginning Of Period                              58,459,245       3,541,111      24,584,502       1,088,162
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    71,609,093      58,459,245      28,708,324      24,584,502
                                                                     ============    ============    ============    ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                     4,429,548       4,925,688       1,406,906       1,450,075
  Decrease For Surrendered Contracts                                     (681,172)        (84,725)        (99,596)        (49,552)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       859,500       2,934,790        (272,913)        846,218
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                4,607,876       7,775,753       1,034,397       2,246,741
Accumulation Units At Beginning Of Period                               7,914,087         138,334       2,268,337          21,596
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                    12,521,963       7,914,087       3,302,734       2,268,337
                                                                     ============    ============    ============    ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     1,323,551         808,593         740,089         427,009
  Decrease For Surrendered Contracts                                     (194,754)        (58,780)       (116,350)        (17,993)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                       157,913       1,315,721         337,621         343,912
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                1,286,710       2,065,534         961,360         752,928
Accumulation Units At Beginning Of Period                               2,067,712           2,178         755,281           2,353
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                     3,354,422       2,067,712       1,716,641         755,281
                                                                     ============    ============    ============    ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                            --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Increase (Decrease) In Units Outstanding                                       --              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                     ------------    ------------    ------------    ------------
Accumulation Units At End Of Period                                            --              --              --              --
                                                                     ============    ============    ============    ============

                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                                              CREDIT SUISSE                 MSIF TRUST
                                                                            SMALL CAP GROWTH              MID CAP GROWTH
                                                                                 FUND                       PORTFOLIO
                                                                      ---------------------------   ---------------------------
                                                                               DIVISION 63                 DIVISION 64
                                                                      ---------------------------   ---------------------------
                                                                        FOR THE        FOR THE       FOR THE         FOR THE
                                                                      YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,    DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                                                         2002            2001           2002          2001
                                                                      ------------   ------------   ------------   ------------
OPERATIONS:
  Net Investment Income (Loss)                                        $   (111,012)  $    (41,678)  $   (126,400)  $    (62,285)
  Net Realized Gains (Losses)                                             (370,693)      (117,924)    (1,182,643)      (262,584)
  Change In Unrealized Appreciation (Depreciation)
    During The Period                                                   (3,796,959)       601,135     (3,693,991)    (1,147,649)
                                                                      ------------   ------------   ------------   ------------
Increase (Decrease) In Net Assets From Operations                       (4,278,664)       441,533     (5,003,034)    (1,472,518)
                                                                      ------------   ------------   ------------   ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                      6,402,086      3,706,512      6,988,645      4,284,435
  Surrenders Of Accumulation Units By Terminations And Withdrawals        (630,188)      (299,556)      (982,435)      (237,054)
  Annuity Benefit Payments                                                      --             --             --             --
  Amounts Transferred From (To) VALIC General Account, Net               3,144,029      4,909,532      2,194,362      8,752,986
  Return Of Capital To VALIC                                                    --             --             --             --
  Capital Contributed By VALIC                                                  --             --             --             --
                                                                      ------------   ------------   ------------   ------------
  Increase (Decrease) In Net Assets Resulting
     From Principal Transactions                                         8,915,927      8,316,488      8,200,572     12,800,367
                                                                      ------------   ------------   ------------   ------------
Total Increase (Decrease) In Net Assets                                  4,637,263      8,758,021      3,197,538     11,327,849

NET ASSETS:
Beginning Of Period                                                      9,200,043        442,022     11,889,600        561,751
                                                                      ------------   ------------   ------------   ------------
End Of Period                                                         $ 13,837,306   $  9,200,043   $ 15,087,138   $ 11,889,600
                                                                      ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                      8,783,213      4,275,589     11,572,912      5,620,093
  Decrease For Surrendered Contracts                                      (778,799)      (316,413)    (1,661,077)      (209,326)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      3,958,014      5,885,895      2,367,174     10,824,214
                                                                      ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                11,962,428      9,845,071     12,279,009     16,234,981
Accumulation Units At Beginning Of Period                               10,327,801        482,730     16,882,839        647,858
                                                                      ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                     22,290,229     10,327,801     29,161,848     16,882,839
                                                                      ============   ============   ============   ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                      1,058,592        764,966      2,202,951        982,765
  Decrease For Surrendered Contracts                                      (188,396)       (31,776)      (273,007)       (44,560)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        909,200        551,568      2,153,361      1,583,533
                                                                      ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                 1,779,396      1,284,758      4,083,305      2,521,738
Accumulation Units At Beginning Of Period                                1,293,375          8,617      2,524,416          2,678
                                                                      ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                      3,072,771      1,293,375      6,607,721      2,524,416
                                                                      ============   ============   ============   ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                        321,508        162,495        361,596        196,288
  Decrease For Surrendered Contracts                                        (9,776)        (3,233)       (37,138)        (1,051)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        132,891        100,651        276,995        200,076
                                                                      ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                   444,623        259,913        601,453        395,313
Accumulation Units At Beginning Of Period                                  259,913             --        395,337             24
                                                                      ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                        704,536        259,913        996,790        395,337
                                                                      ============   ============   ============   ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                             --             --             --             --
  Decrease For Surrendered Contracts                                            --             --             --             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                             --             --             --             --
                                                                      ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                        --             --             --             --
Accumulation Units At Beginning Of Period                                       --             --             --             --
                                                                      ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                             --             --             --             --
                                                                      ============   ============   ============   ============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)




                                                                              EVERGREEN                      SIT
                                                                            SPECIAL EQUITY              SMALL CAP GROWTH
                                                                                FUND                         FUND
                                                                      ---------------------------   ---------------------------
                                                                             DIVISION 65                  DIVISION 66
                                                                      ---------------------------   ---------------------------
                                                                        FOR THE        FOR THE        FOR THE        FOR THE
                                                                       YEAR ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         2002            2001           2002          2001
                                                                      ------------   ------------   ------------   ------------
OPERATIONS:
  Net Investment Income (Loss)                                        $    (48,510)  $    (12,215)  $   (250,741)  $    (70,181)
  Net Realized Gains (Losses)                                              (80,716)       (23,067)      (691,035)      (142,180)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                   (1,529,964)        86,857     (6,876,232)      (871,356)
                                                                      ------------   ------------   ------------   ------------

Increase (Decrease) In Net Assets From Operations                       (1,659,190)        51,575     (7,818,008)    (1,083,717)
                                                                      ------------   ------------   ------------   ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                      3,432,075        895,656     16,505,251      6,618,125
  Surrenders Of Accumulation Units By Terminations And Withdrawals        (253,928)      (137,470)    (1,720,138)      (290,711)
  Annuity Benefit Payments                                                  (1,284)        (1,144)          (122)            --
  Amounts Transferred From (To) VALIC General Account, Net               2,003,531      2,087,631      9,191,851     11,733,203
  Return Of Capital To VALIC                                                    --             --             --             --
  Capital Contributed By VALIC                                                  --             --             --             --
                                                                      ------------   ------------   ------------   ------------
  Increase (Decrease) In Net Assets Resulting
     From Principal Transactions                                         5,180,394      2,844,673     23,976,842     18,060,617
                                                                      ------------   ------------   ------------   ------------
Total Increase (Decrease) In Net Assets                                  3,521,204      2,896,248     16,158,834     16,976,900

NET ASSETS:
Beginning Of Period                                                      3,026,807        130,559     17,431,180        454,280
                                                                      ------------   ------------   ------------   ------------
End Of Period                                                         $  6,548,011   $  3,026,807   $ 33,590,014   $ 17,431,180
                                                                      ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                      4,257,819        983,349     26,831,877      8,471,132
  Decrease For Surrendered Contracts                                      (362,464)      (171,942)    (3,153,710)      (256,355)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      2,271,145      2,431,917     13,780,622     15,748,208
                                                                      ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                 6,166,500      3,243,324     37,458,789     23,962,985
Accumulation Units At Beginning Of Period                                3,387,135        143,811     24,486,491        523,506
                                                                      ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                      9,553,635      3,387,135     61,945,280     24,486,491
                                                                      ============   ============   ============   ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                        382,229         95,315      4,044,032      1,729,506
  Decrease For Surrendered Contracts                                       (28,338)           (93)      (314,806)       (17,454)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        334,373         95,778      3,777,901      1,472,753
                                                                      ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                   688,264        191,000      7,507,127      3,184,805
Accumulation Units At Beginning Of Period                                  191,000             --      3,188,128          3,323
                                                                      ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                        879,264        191,000     10,695,255      3,188,128
                                                                      ============   ============   ============   ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                        296,148         31,340        951,890        335,417
  Decrease For Surrendered Contracts                                        (6,648)           (65)       (26,520)       (10,892)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        340,471         80,228        504,767        349,482
                                                                      ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                   629,971        111,503      1,430,137        674,007
Accumulation Units At Beginning Of Period                                  111,771            268        674,432            425
                                                                      ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                        741,742        111,771      2,104,569        674,432
                                                                      ============   ============   ============   ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                             --             --             --             --
  Decrease For Surrendered Contracts                                            --             --             --             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                             --             --             --             --
                                                                      ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                        --             --             --             --
Accumulation Units At Beginning Of Period                                       --             --             --             --
                                                                      ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                             --             --             --             --
                                                                      ============   ============   ============   ============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)





                                                                                  SIT
                                                                            MID CAP GROWTH                   ARIEL
                                                                                 FUND                        FUND
                                                                      ---------------------------   ---------------------------
                                                                             DIVISION 67                   DIVISION 68
                                                                      ---------------------------   ---------------------------
                                                                        FOR THE        FOR THE        FOR THE        FOR THE
                                                                       YEAR ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         2002            2001           2002          2001
                                                                      ------------   ------------   ------------   ------------
OPERATIONS:
  Net Investment Income (Loss)                                       $     (51,659)  $     (19,039)  $  (1,121,995)  $     (41,847)
  Net Realized Gains (Losses)                                             (386,602)       (161,443)      2,062,632         826,226
  Change In Unrealized Appreciation (Depreciation)
    During The Period                                                   (1,821,174)       (240,498)    (13,091,617)      2,942,822
                                                                     -------------   -------------   -------------   -------------
Increase (Decrease) In Net Assets From Operations                       (2,259,435)       (420,980)    (12,150,980)      3,727,201
                                                                     -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                      2,960,017       1,318,217      56,847,228      13,578,692
  Surrenders Of Accumulation Units By Terminations And Withdrawals        (355,978)       (750,916)     (6,538,418)       (885,815)
  Annuity Benefit Payments                                                      --              --              --              --
  Amounts Transferred From (To) VALIC General Account, Net               1,421,368       4,082,655      64,273,505      39,569,978
  Return Of Capital To VALIC                                                    --              --              --              --
  Capital Contributed By VALIC                                                  --              --              --              --
                                                                     -------------   -------------   -------------   -------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                                          4,025,407       4,649,956     114,582,315      52,262,855
                                                                     -------------   -------------   -------------   -------------
Total Increase (Decrease) In Net Assets                                  1,765,972       4,228,976     102,431,335      55,990,056

NET ASSETS:
Beginning Of Period                                                      4,464,459         235,483      56,167,556         177,500
                                                                     -------------   -------------   -------------   -------------
End Of Period                                                        $   6,230,431   $   4,464,459   $ 158,598,891   $  56,167,556
                                                                     =============   =============   =============   =============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                      5,951,437       1,964,823      38,212,804       9,965,333
  Decrease For Surrendered Contracts                                      (714,806)       (820,316)     (5,110,235)       (480,353)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      2,423,367       5,987,760      40,247,135      29,904,844
                                                                     -------------   -------------   -------------   -------------
Increase (Decrease) In Units Outstanding                                 7,659,998       7,132,267      73,349,704      39,389,824
Accumulation Units At Beginning Of Period                                7,408,190         275,923      39,549,061         159,237
                                                                     -------------   -------------   -------------   -------------
Accumulation Units At End Of Period                                     15,068,188       7,408,190     112,898,765      39,549,061
                                                                     =============   =============   =============   =============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                        690,896         229,781       3,735,769       1,055,363
  Decrease For Surrendered Contracts                                       (56,757)         (6,118)       (192,698)        (69,389)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                        695,226         222,802       6,703,849       2,590,571
                                                                     -------------   -------------   -------------   -------------
Increase (Decrease) In Units Outstanding                                 1,329,365         446,465      10,246,920       3,576,545
Accumulation Units At Beginning Of Period                                  446,811             346       3,576,909             364
                                                                     -------------   -------------   -------------   -------------
Accumulation Units At End Of Period                                      1,776,176         446,811      13,823,829       3,576,909
                                                                     =============   =============   =============   =============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                        127,198          53,003       1,902,635         411,752
  Decrease For Surrendered Contracts                                       (18,292)           (133)        (81,929)        (10,520)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                         82,939          34,436       4,248,840       1,164,634
                                                                     -------------   -------------   -------------   -------------
Increase (Decrease) In Units Outstanding                                   191,845          87,306       6,069,546       1,565,866
Accumulation Units At Beginning Of Period                                   87,306              --       1,565,994             128
                                                                     -------------   -------------   -------------   -------------
Accumulation Units At End Of Period                                        279,151          87,306       7,635,540       1,565,994
                                                                     =============   =============   =============   =============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                             --              --              --              --
  Decrease For Surrendered Contracts                                            --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                             --              --              --              --
                                                                     -------------   -------------   -------------   -------------
Increase (Decrease) In Units Outstanding                                        --              --              --              --
Accumulation Units At Beginning Of Period                                       --              --              --              --
                                                                     -------------   -------------   -------------   -------------
Accumulation Units At End Of Period                                             --              --              --              --
                                                                     =============   =============   =============   =============


                See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)



                                                                               ARIEL                       LOU HOLLAND
                                                                            APPRECIATION                      GROWTH
                                                                                FUND                           FUND
                                                                    -----------------------------   -----------------------------
                                                                              DIVISION 69                    DIVISION 70
                                                                    -----------------------------   -----------------------------
                                                                        FOR THE        FOR THE        FOR THE         FOR THE
                                                                       YEAR ENDED    YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001           2002            2001
                                                                    -------------   -------------   -------------   -------------
OPERATIONS:
  Net Investment Income (Loss)                                      $  (1,605,502)  $    (176,367)  $     (77,447)  $     (16,132)
  Net Realized Gains (Losses)                                             143,376       1,637,915        (252,948)        155,696
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                 (25,277,709)      3,663,972      (1,824,265)       (125,699)
                                                                    -------------   -------------   -------------   -------------
Increase (Decrease) In Net Assets From Operations                     (26,739,835)      5,125,520      (2,154,660)         13,865
                                                                    -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                    77,307,093      19,190,742       3,887,946         944,891
  Surrenders Of Accumulation Units By Terminations And Withdrawals     (9,526,711)     (1,837,586)       (307,067)        (71,339)
  Annuity Benefit Payments                                                   (999)           (130)             --              --
  Amounts Transferred From (To) VALIC General Account, Net             69,440,211      68,539,543       5,377,179       2,805,255
  Return Of Capital To VALIC                                                   --              --              --              --
  Capital Contributed By VALIC                                                 --              --              --              --
                                                                    -------------   -------------   -------------   -------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                                       137,219,594      85,892,569       8,958,058       3,678,807
                                                                    -------------   -------------   -------------   -------------
Total Increase (Decrease) In Net Assets                               110,479,759      91,018,089       6,803,398       3,692,672

NET ASSETS:
Beginning Of Period                                                    91,227,673         209,584       3,838,492         145,820
                                                                    -------------   -------------   -------------   -------------
End Of Period                                                       $ 201,707,432   $  91,227,673   $  10,641,890   $   3,838,492
                                                                    =============   =============   =============   =============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                    56,879,130      14,624,606       4,331,503         885,045
  Decrease For Surrendered Contracts                                   (7,244,656)     (1,059,948)       (369,079)        (54,809)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                    41,908,226      53,319,100       5,657,998       2,993,464
                                                                    -------------   -------------   -------------   -------------
Increase (Decrease) In Units Outstanding                               91,542,700      66,883,758       9,620,422       3,823,700
Accumulation Units At Beginning Of Period                              67,080,699         196,941       3,980,579         156,879
                                                                    -------------   -------------   -------------   -------------
Accumulation Units At End Of Period                                   158,623,399      67,080,699      13,601,001       3,980,579
                                                                    =============   =============   =============   =============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                     4,461,933       1,279,907         345,620         187,527
  Decrease For Surrendered Contracts                                     (426,889)        (85,875)        (43,203)         (4,041)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     8,489,663       3,588,674         733,090         170,790
                                                                    -------------   -------------   -------------   -------------
Increase (Decrease) In Units Outstanding                               12,524,707       4,782,706       1,035,507         354,276
Accumulation Units At Beginning Of Period                               4,782,738              32         354,300              24
                                                                    -------------   -------------   -------------   -------------
Accumulation Units At End Of Period                                    17,307,445       4,782,738       1,389,807         354,300
                                                                    =============   =============   =============   =============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                     2,853,777         541,051         230,382          10,925
  Decrease For Surrendered Contracts                                     (145,311)        (46,520)        (14,662)            (28)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                     4,276,019       2,171,977         430,484          61,155
                                                                    -------------   -------------   -------------   -------------
Increase (Decrease) In Units Outstanding                                6,984,485       2,666,508         646,204          72,052
Accumulation Units At Beginning Of Period                               2,666,627             119          72,356             304
                                                                    -------------   -------------   -------------   -------------
Accumulation Units At End Of Period                                     9,651,112       2,666,627         718,560          72,356
                                                                    =============   =============   =============   =============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                            --              --              --              --
  Decrease For Surrendered Contracts                                           --              --              --              --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                            --              --              --              --
                                                                    -------------   -------------   -------------   -------------
Increase (Decrease) In Units Outstanding                                       --              --              --              --
Accumulation Units At Beginning Of Period                                      --              --              --              --
                                                                    -------------   -------------   -------------   -------------
Accumulation Units At End Of Period                                            --              --              --              --
                                                                    =============   =============   =============   =============


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)



                                                                           DREYFUS BASIC                  VALIC COMPANY I
                                                                       U.S. MORTGAGE SECURITIES          BLUE CHIP GROWTH
                                                                               FUND                           FUND
                                                                    -----------------------------   -----------------------------
                                                                             DIVISION 71                    DIVISION 72
                                                                    -----------------------------   -----------------------------
                                                                        FOR THE        FOR THE        FOR THE         FOR THE
                                                                       YEAR ENDED    YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001           2002            2001
                                                                    -------------   -------------   -------------   -------------
OPERATIONS:
  Net Investment Income (Loss)                                      $  1,774,878   $    490,981   $   (153,050)  $    (88,002)
  Net Realized Gains (Losses)                                          1,818,344         40,726     (1,896,857)      (239,482)
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                    303,774        (32,033)    (2,733,476)      (631,642)
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Net Assets From Operations                      3,896,996        499,674     (4,783,383)      (959,126)
                                                                    ------------   ------------   ------------   ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                   26,094,036      6,100,438      5,879,025      4,660,415
  Surrenders Of Accumulation Units By Terminations And Withdrawals    (4,167,776)      (790,889)    (2,633,633)      (388,085)
  Annuity Benefit Payments                                                   (42)            --           (373)           (74)
  Amounts Transferred From (To) VALIC General Account, Net            44,919,167     17,177,682      1,383,787     11,542,264
  Return Of Capital To VALIC                                                  --             --             --             --
  Capital Contributed By VALIC                                                --             --             --             --
                                                                    ------------   ------------   ------------   ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                                       66,845,385     22,487,231      4,628,806     15,814,520
                                                                    ------------   ------------   ------------   ------------
Total Increase (Decrease) In Net Assets                               70,742,381     22,986,905       (154,577)    14,855,394

NET ASSETS:
Beginning Of Period                                                   23,871,887        884,982     16,121,580      1,266,186
                                                                    ------------   ------------   ------------   ------------
End Of Period                                                       $ 94,614,268   $ 23,871,887   $ 15,967,003   $ 16,121,580
                                                                    ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                   21,506,878      4,529,182      7,242,672      5,027,147
  Decrease For Surrendered Contracts                                  (3,749,640)      (531,798)    (3,517,372)      (315,750)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                   32,615,753     14,831,939        738,236     12,390,186
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                              50,372,991     18,829,323      4,463,536     17,101,583
Accumulation Units At Beginning Of Period                             19,563,354        734,031     18,438,550      1,336,967
                                                                    ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                   69,936,345     19,563,354     22,902,086     18,438,550
                                                                    ============   ============   ============   ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                    1,484,026        568,608        552,499        477,373
  Decrease For Surrendered Contracts                                    (256,699)        (5,263)      (108,604)        (1,144)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                    4,230,074        642,575        580,218        713,049
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                               5,457,401      1,205,920      1,024,113      1,189,278
Accumulation Units At Beginning Of Period                              1,327,963        122,043      1,191,852          2,574
                                                                    ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                    6,785,364      1,327,963      2,215,965      1,191,852
                                                                    ============   ============   ============   ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                      517,176        106,284        606,399        235,066
  Decrease For Surrendered Contracts                                     (70,516)        (1,494)      (161,294)       (10,672)
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                    1,645,477        658,991        609,174        500,691
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                               2,092,137        763,781      1,054,279        725,085
Accumulation Units At Beginning Of Period                                763,781             --        744,578         19,493
                                                                    ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                    2,855,918        763,781      1,798,857        744,578
                                                                    ============   ============   ============   ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                           --             --             --             --
  Decrease For Surrendered Contracts                                          --             --             --             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                           --             --             --             --
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                      --             --             --             --
Accumulation Units At Beginning Of Period                                     --             --             --             --
                                                                    ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                           --             --             --             --
                                                                    ============   ============   ============   ============



                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                                          VALIC COMPANY I              VALIC COMPANY I
                                                                          HEALTH SCIENCES                  VALUE
                                                                               FUND                         FUND
                                                                    ---------------------------   ---------------------------
                                                                             DIVISION 73                DIVISION 74(1)
                                                                    ---------------------------   ---------------------------
                                                                       FOR THE        FOR THE        FOR THE         FOR THE
                                                                      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                                     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                        2002           2001           2002            2001
                                                                    ------------   ------------   ------------   ------------
OPERATIONS:
  Net Investment Income (Loss)                                      $   (488,995)  $   (231,291)  $     45,692   $         --
  Net Realized Gains (Losses)                                         (1,602,982)      (158,446)      (149,871)            --
  Net Change In Unrealized Appreciation (Depreciation)
    During The Period                                                (14,680,809)     2,399,584     (2,093,608)            --
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Net Assets From Operations                    (16,772,786)     2,009,847     (2,197,787)            --
                                                                    ------------   ------------   ------------   ------------

PRINCIPAL TRANSACTIONS:
  Purchase Payments                                                   24,431,531     13,528,142        520,468             --
  Surrenders Of Accumulation Units By Terminations And Withdrawals    (3,306,975)    (1,085,457)       (53,109)            --
  Annuity Benefit Payments                                                (2,927)        (2,281)            --             --
  Amounts Transferred From (To) VALIC General Account, Net             2,280,130     28,567,726      1,467,187             --
  Return Of Capital To VALIC                                                  --             --             --             --
  Capital Contributed By VALIC                                                --             --             --     10,000,000
                                                                    ------------   ------------   ------------   ------------
  Increase (Decrease) In Net Assets Resulting
    From Principal Transactions                                       23,401,759     41,008,130      1,934,546     10,000,000
                                                                    ------------   ------------   ------------   ------------
Total Increase (Decrease) In Net Assets                                6,628,973     43,017,977       (263,241)    10,000,000

NET ASSETS:
Beginning Of Period                                                   46,515,405      3,497,428     10,000,000             --
                                                                    ------------   ------------   ------------   ------------
End Of Period                                                       $ 53,144,378   $ 46,515,405   $  9,736,759   $ 10,000,000
                                                                    ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE) IN UNITS OUTSTANDING:

STANDARD UNITS
  Accumulation Units For Purchase Payments Received                   27,430,684     13,447,645        507,261             --
  Decrease For Surrendered Contracts                                  (3,678,155)      (930,230)       (69,482)            --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                    2,428,666     29,665,839      1,469,478             --
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                              26,181,195     42,183,254      1,907,257             --
Accumulation Units At Beginning Of Period                             45,582,144      3,398,890             --             --
                                                                    ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                   71,763,339     45,582,144      1,907,257             --
                                                                    ============   ============   ============   ============

ENHANCED UNITS -20BP
  Accumulation Units For Purchase Payments Received                    2,730,020      1,520,649         46,749             --
  Decrease For Surrendered Contracts                                    (418,793)      (106,197)            --             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      371,921      2,968,791         77,018             --
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                               2,683,148      4,383,243        123,767             --
Accumulation Units At Beginning Of Period                              4,443,384         60,141             --             --
                                                                    ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                    7,126,532      4,443,384        123,767             --
                                                                    ============   ============   ============   ============

ENHANCED UNITS -40BP
  Accumulation Units For Purchase Payments Received                    1,338,974        582,448         31,342             --
  Decrease For Surrendered Contracts                                     (62,693)        (6,832)            --             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         VALIC General Account, Net                                      246,217        450,154         64,679             --
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                               1,522,498      1,025,770         96,020             --
Accumulation Units At Beginning Of Period                              1,062,608         36,838             --             --
                                                                    ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                    2,585,106      1,062,608         96,020             --
                                                                    ============   ============   ============   ============

ENHANCED UNITS 145BP
  Accumulation Units For Purchase Payments Received                           --             --             --             --
  Decrease For Surrendered Contracts                                          --             --             --             --
  Increase (Decrease) For Transfers - Interdivision And From (To)
         Valic General Account, Net                                           --             --             --             --
                                                                    ------------   ------------   ------------   ------------
Increase (Decrease) In Units Outstanding                                      --             --             --             --
Accumulation Units At Beginning Of Period                                     --             --             --             --
                                                                    ------------   ------------   ------------   ------------
Accumulation Units At End Of Period                                           --             --             --             --
                                                                    ============   ============   ============   ============

(1) Fund commenced operations on December 31, 2001.


                 See accompanying notes to financial statements.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS



NOTE A -- ORGANIZATION

The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. No underwriting fees are paid in connection with the distribution of the contracts. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended. The distributor of the Separate Account contracts is American General Distributors, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC.

VALIC serves as the investment adviser to the VALIC Company I and II Series mutual funds. VALIC also serves as the transfer agent and accounting services agent to the VALIC Company I and II Series. AIG Global Investment Corporation ("AIGGIC") and SunAmerica Asset Management Corp. ("SAAMCO"), each an affiliate of VALIC, serves as investment sub-advisers to certain underlying mutual funds of each series ("Funds"). Third-party portfolio managers manage the remaining Funds.

Effective January 1, 2002, North American Funds Variable Product Series I changed its name to VALIC Company I. Effective January 1, 2002, North American Funds Variable Product Series II changed its name to VALIC Company II. Effective October 1, 2002, the Putnam Global Growth Fund changed its name to the Putnam Global Equity Fund. As of May 1, 2002, the Dreyfus BASIC GNMA Fund changed its name to the Dreyfus BASIC U.S. Mortgage Securities Fund.

The Separate Account is comprised of seventy sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below.

VALIC Company I

       Capital Conservation Fund (Division 1 and 7)
       Money Market I Fund (Division 2 and 6)
       Mid Cap Index Fund (Division 4)
       Asset Allocation Fund (Division 5)
       Government Securities Fund (Division 8)
       Stock Index Fund (Divisions 10A, B, C, and D)
       International Equities Fund (Division 11)
       Social Awareness Fund (Division 12)
       International Government Bond Fund (Division 13)
       Small Cap Index Fund (Division 14)
       Core Equity Fund (Division 15)
       Growth & Income Fund (Division 16)
       Science & Technology Fund (Division 17)
       Small Cap Fund (Division 18)
       International Growth I Fund (Division 20)
       Income & Growth Fund (Division 21)
       Large Cap Growth Fund (Division 30)
       Opportunities Fund (Division 45)
       Nasdaq-100(R) Index Fund (Division 46)
       Blue Chip Growth Fund (Division 72)
       Health Sciences Fund (Division 73)
       Value Fund (Division 74)

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)



NOTE A -- ORGANIZATION (CONTINUED)

VALIC Company II

       International Growth II Fund (Division 33)
       Small Cap Growth Fund (Division 35)
       Small Cap Value Fund (Division 36)
       Mid Cap Growth Fund (Division 37)
       Mid Cap Value Fund (Division 38)
       Capital Appreciation Fund (Division 39)
       Large Cap Value Fund (Division 40)
       Socially Responsible Fund (Division 41)
       Money Market II Fund (Division 44)
       Aggressive Growth Lifestyle Fund (Division 48)
       Moderate Growth Lifestyle Fund (Division 49)
       Conservative Growth Lifestyle Fund (Division 50)
       Core Bond Fund (Division 58)
       Strategic Bond Fund (Division 59)
       High Yield Bond Fund (Division 60)

Other Funds

     Templeton Global Asset Allocation Fund (Division 19)
     Vanguard Long-Term Corporate Fund (Division 22)
     Vanguard Long-Term Treasury Fund (Division 23)
     Vanguard Windsor II Fund (Division 24)
     Vanguard Wellington Fund (Division 25)
     Putnam New Opportunities Fund (Division 26)
     Putnam OTC & Emerging Growth Fund (Division 27)
     Putnam Global Equity Fund (Division 28)
     American Century Ultra Fund (Division 31)
     Templeton Foreign Fund (Division 32)
     Janus Adviser Worldwide Fund (Division 47)
     Vanguard LifeStrategy Growth Fund (Division 52)
     Vanguard LifeStrategy Moderate Growth Fund (Division 53)
     Vanguard LifeStrategy Conservative Growth Fund (Division 54)
     Evergreen Small Cap Value Fund  (Division 55)
     Evergreen Growth & Income Fund  (Division 56)
     Evergreen Value Fund  (Division 57)
     Janus Fund (Division 61)
     INVESCO Growth Fund (Division 62)
     Credit Suisse Small Cap Growth Fund (Division 63)
     MSIF Trust Mid Cap Growth Portfolio (Division 64)
     Evergreen Special Equity Fund (Division 65)
     SIT Small Cap Growth Fund (Division 66)
     SIT Mid Cap Growth Fund (Division 67)
     Ariel Fund (Division 68)
     Ariel Appreciation Fund (Division 69)
     Lou Holland Growth Fund (Division 70)
     Dreyfus BASIC U.S. Mortgage Securities Fund (Division 71)

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE A -- ORGANIZATION (CONTINUED)

Division 74 became available to contract owners of the Separate Account effective December 31, 2001.

The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

In addition to the seventy divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus, Independence Plus prospectus, and/or the Potentia prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statements of changes in net assets.

NOTE B -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. Certain items have been reclassified to conform to the current period's presentation. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from these estimates.

INVESTMENT VALUATION. Investments in the Funds are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Dividend income and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

RESERVES FOR ANNUITY CONTRACTS ON BENEFIT. For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. Participants are able to elect assumed interest rates between 3.0% and 6.0% in determining annuity payments.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

Annuity reserves are calculated according to the 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table, depending on the calendar year of annuitization.

ACCUMULATION UNITS. VALIC offers both standard and enhanced contracts. These contracts may have different Separate Account charges.

NOTE C -- FEDERAL INCOME TAXES

VALIC qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of VALIC and are not taxed separately. Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE C -- FEDERAL INCOME TAXES (CONTINUED)

Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

NOTE D -- SEPARATE ACCOUNT CHARGES AND EXPENSES

The Separate Account is charged for mortality and expense risk assumed by VALIC and for distribution and administrative services provided by VALIC. The mortality and expense risk fee is to compensate VALIC for assuming mortality and expense risks. The mortality risk that VALIC assumes is the obligation to provide payments during the payout period, no matter how long that might be. The expense risk is VALIC's obligation to cover the cost of issuing and administering each annuity contract, no matter how large the cost may be. The distribution and administrative fee includes the expense of administering and marketing the annuity contracts. The standard charge, based on the daily average net assets of each division, is assessed daily based on the following annual rates:

DIVISIONS                                                                                  STANDARD CHARGE
----------------------------------------------------------------------------------------------------------------------------------
10B                                                                                        0.85% on the first $10 million
                                                                                           0.425% on the next $90 million
                                                                                           0.21% on the excess over $100 million
----------------------------------------------------------------------------------------------------------------------------------
1, 2, 4 through 8,                                                                         1.00%
10A, 10C and 10D,
11 through 18,
20, 21, 30, 72, 73 and 74
33, 35 through 41, 44 through 46,
48 through 50,
58 through 60
----------------------------------------------------------------------------------------------------------------------------------
19, 22 through 28,                                                                         1.25%
31, 32 and 47,
52 through 57,
61 through 71

Certain of the Funds reimburse VALIC for a portion of the distribution or administrative costs associated with offering their Funds through a VALIC annuity contract. VALIC, in turn, reduces the Separate Account's charge to the corresponding division by the amount of the reimbursement. The expense reduction is credited based on the following annual rates:

DIVISIONS                                                                                  EXPENSE REDUCTION
----------------------------------------------------------------------------------------------------------------------------------
22 and 23,                                                                                 0.25%
26 through 28,
32 through 33,
35 through 41, 44,
47 through 50,
55 through 71
31                                                                                         0.21%
----------------------------------------------------------------------------------------------------------------------------------

Separate Account charges may be reduced if contracts are issued to certain types of plans that are expected to result in lower costs to VALIC. Consequently, each division may offer separate "classes" of units of beneficial interest reflecting reductions in Separate Account charges.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE D -- SEPARATE ACCOUNT CHARGES AND EXPENSES (CONTINUED)

Expenses of the Separate Account's Divisions 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

DIVISIONS                                                                                  EXPENSE LIMITATIONS
----------------------------------------------------------------------------------------------------------------------------------
10A                                                                                        1.4157% on the first $359,065,787
                                                                                           1.36% on the next $40,934,213
                                                                                           1.32% on the excess over $400 million
----------------------------------------------------------------------------------------------------------------------------------
10B                                                                                        0.6966% on the first $25,434,267
                                                                                           0.50% on the next $74,565,733
                                                                                           0.25% on the excess over $100 million
----------------------------------------------------------------------------------------------------------------------------------

A portion of the annual contract maintenance charge is assessed on each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. The account maintenance fee is to reimburse VALIC for administrative expenses for maintaining the Divisions. Maintenance charges assessed totaled $7,764,088 and $7,314,203 for the years ended December 31, 2002 and 2001, respectively.

VALIC received surrender charges of $7,488,002 and $7,155,392 for the years ended December 31, 2002 and 2001, respectively. In addition, VALIC received $6,622 and $427 for the year ended December 31, 2002, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $28,891 and $1,523 for the year ended December 31, 2001, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

Capital surplus (which represents VALIC's investment in the Separate Account) amounts reflected in the statements of net assets for Divisions 33, 35 through 41, 44, 48 through 50, 58 through 60, and 74 are not subject to contract owner charges since they do not represent reserves for annuity contracts issued.

VALIC redeemed $9,798,667 on April 30, 2001 from the VALIC Company II
Funds. The redemption had a cost basis of $8,762,331 which resulted in a net gain of $1,036,336 to VALIC.

VALIC purchased $10,000,000 in the VALIC Company I Funds on December 31, 2001.

                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE E -- SECURITY PURCHASES AND SALES

For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investments were:

           UNDERLYING FUND                                       DIVISION         PURCHASES             SALES
           ---------------                                       --------         ---------             -----
VALIC Company I Capital Conservation Fund                           1 & 7      $   26,208,058     $   (18,246,635)
VALIC Company I Money Market I Fund                                 2 & 6         423,720,322        (447,595,882)
VALIC Company I Mid Cap Index Fund                                    4           423,924,932        (312,556,284)
VALIC Company I Asset Allocation Fund                                 5            41,092,148         (57,327,047)
VALIC Company I Government Securities Fund                            8            74,120,230         (29,040,568)
VALIC Company I Stock Index Fund                                10A, B, C, D      401,405,579        (443,131,939)
VALIC Company I International Equities Fund                          11           258,567,649        (262,209,102)
VALIC Company I Social Awareness Fund                                12           152,211,897        (174,800,444)
VALIC Company I International Government Bond Fund                   13            39,214,217         (28,747,039)
VALIC Company I Small Cap Index Fund                                 14           159,837,258        (135,573,303)
VALIC Company I Core Equity Fund                                     15           394,533,289        (471,248,688)
VALIC Company I Growth & Income Fund                                 16            86,519,794        (107,057,342)
VALIC Company I Science & Technology Fund                            17         2,181,991,357      (2,193,608,141)
VALIC Company I Small Cap Fund                                       18           216,296,492        (262,887,534)
Templeton Global Asset Allocation Fund                               19            87,336,184         (97,739,074)
VALIC Company I International Growth I Fund                          20           241,084,618        (276,463,036)
VALIC Company I Income & Growth Fund                                 21            80,990,851         (92,890,368)
Vanguard LT Corporate Fund                                           22            52,395,214         (16,487,860)
Vanguard LT Treasury Fund                                            23           105,147,466         (27,934,127)
Vanguard Windsor II Fund                                             24           363,686,297        (285,910,499)
Vanguard Wellington Fund                                             25           258,765,985        (163,386,528)
Putnam New Opportunities Fund                                        26           675,564,352        (693,516,123)
Putnam OTC & Emerging Growth Fund                                    27           360,148,813        (358,344,455)
Putnam Global Equity Fund                                            28           374,963,130        (386,060,626)
VALIC Company I Large Cap Growth Fund                                30           367,112,121        (401,898,604)
American Century Ultra Fund                                          31           572,105,747        (550,167,732)
Templeton Foreign Fund                                               32           145,436,396        (126,146,248)
VALIC Company II International Growth II Fund                        33            28,301,429         (23,658,502)
VALIC Company II Small Cap Growth Fund                               35            22,670,072         (17,417,847)
VALIC Company II Small Cap Value Fund                                36            38,269,472         (16,540,917)
VALIC Company II Mid Cap Growth Fund                                 37            22,363,936         (13,704,668)
VALIC Company II Mid Cap Value Fund                                  38            51,285,795         (20,200,077)
VALIC Company II Capital Appreciation Fund                           39            10,097,797          (8,999,552)
VALIC Company II Large Cap Value Fund                                40            13,555,405          (3,598,769)
VALIC Company II Socially Responsible Fund                           41             3,442,950          (2,698,208)
VALIC Company II Money Market II Fund                                44           101,541,929         (84,028,442)
VALIC Company I Opportunities Fund                                   45             1,486,717          (1,142,916)
VALIC Company I Nasdaq-100(R) Index Fund                             46            40,717,654         (26,509,294)
Janus Adviser Worldwide Fund                                         47            23,035,066         (14,033,437)
VALIC Company II Aggressive Growth Lifestyle Fund                    48            10,567,226          (6,927,400)
VALIC Company II Moderate Growth Lifestyle Fund                      49            14,854,858          (9,834,681)
VALIC Company II Conservative Growth Lifestyle Fund                  50             6,171,627          (4,804,872)
Vanguard Lifestrategy Growth Fund                                    52            28,718,038         (14,548,822)
Vanguard Lifestrategy Moderate Growth Fund                           53            31,457,812         (12,653,712)
Vanguard Lifestrategy Conservative Growth Fund                       54            10,687,729          (3,848,171)
Evergreen Small Cap Value Fund                                       55            91,330,641         (26,054,597)
Evergreen Growth & Income Fund                                       56             4,123,616          (1,660,696)
Evergreen Value Fund - Class A                                       57             7,821,185          (4,608,331)
VALIC Company II Core Bond Fund                                      58            13,765,104          (3,198,938)

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE E -- SECURITY PURCHASES AND SALES (CONTINUED)

           UNDERLYING FUND                                DIVISION     PURCHASES             SALES
           ---------------                                --------  ---------------      ---------------
VALIC Company II Strategic Bond Fund                         59     $    14,822,610      $    (5,869,085)
VALIC Company II High Yield Bond Fund                        60          10,589,945           (5,678,412)
Janus Fund                                                   61          32,335,573          (22,396,354)
INVESCO Growth Fund                                          62          11,005,033           (9,360,000)
Credit Suisse Small Cap Growth Fund                          63          14,954,244           (6,145,239)
MSIF Trust Mid Cap Growth Portfolio                          64          15,105,186           (7,057,115)
Evergreen Special Equity Fund                                65           7,080,608           (1,966,201)
Sit Small Cap Growth Fund                                    66          34,441,530          (10,730,128)
Sit Mid Cap Growth Fund                                      67           7,002,520           (3,032,914)
Ariel Fund                                                   68         132,459,952          (16,719,726)
Ariel Appreciation Fund                                      69         162,919,110          (26,675,656)
Lou Holland Growth Fund                                      70          11,956,508           (3,087,676)
Dreyfus BASIC U.S. Mortgage Securities Fund                  71          80,784,290          (10,366,031)
VALIC Company I Blue Chip Growth Fund                        72          14,324,724           (9,868,229)
VALIC Company I Health Sciences Fund                         73          42,065,374          (19,112,267)
VALIC Company I Value Fund                                   74           3,963,340           (1,957,971)

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE F -- FINANCIAL HIGHLIGHTS

Following is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying mutual funds, total return and net investment income ratios as of and for the year ended December 31, 2002.


                                                                                   AT DECEMBER 31, 2002
                                                                    ---------------------------------------------------------------
                                                                         UNITS                UNIT VALUE           AVG NET ASSETS
UNDERLYING FUND                                           DIVISION       (000S)            LOWEST TO HIGHEST           (000S)
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Company I Capital Conservation Fund                     1              993     $       4.57                   $      4,292
VALIC Company I Money Market I Fund                           2            1,288             2.76                          3,886
VALIC Company I Mid Cap Index Fund                            4          169,912             0.80  to      5.90          996,421
VALIC Company I Asset Allocation Fund                         5           45,224             3.43  to      3.70          172,207
VALIC Company I Money Market I Fund                           6          239,738             1.01  to      2.09          477,816
VALIC Company I Capital Conservation Fund                     7           29,869             2.56  to      2.74           69,109
VALIC Company I Government Securities Fund                    8           62,366             2.66  to      2.85          131,233
VALIC Company I Stock Index Fund                            10A           13,677            16.08                        283,832
VALIC Company I Stock Index Fund                            10B              690            26.39                         23,176
VALIC Company I Stock Index Fund                            10C          814,587             0.66  to      3.63        3,218,554
VALIC Company I Stock Index Fund                            10D            3,940             6.05                         28,324
VALIC Company I International Equities Fund                  11           78,954             0.95  to      1.00           84,752
VALIC Company I Social Awareness Fund                        12          121,648             0.66  to      2.75          378,702
VALIC Company I International Government Bond Fund           13           73,861             1.73  to      1.81          108,223
VALIC Company I Small Cap Index Fund                         14          109,676             0.75  to      1.99          226,337
VALIC Company I Core Equity Fund                             15          339,145             1.55  to      1.60          629,299
VALIC Company I Growth & Income Fund                         16           93,866             0.69  to      1.69          185,496
VALIC Company I Science & Technology Fund                    17          654,031             0.34  to      1.49        1,168,544
VALIC Company I Small Cap Fund                               18          310,040             1.59  to      1.66          588,767
Templeton Global Asset Allocation Fund                       19          128,200             1.72  to      1.82          236,355
VALIC Company I International Growth I Fund                  20          288,450             1.16  to      1.21          394,594
VALIC Company I Income & Growth Fund                         21          166,167             1.11  to      1.18          214,063
Vanguard LT Corporate Fund                                   22          106,615             1.59  to      1.73          144,556
Vanguard LT Treasury Fund                                    23          199,173             1.68  to      1.80          267,603
Vanguard Windsor II Fund                                     24          542,194             1.42  to      1.51          836,093
Vanguard Wellington Fund                                     25          443,418             1.58  to      1.71          702,977
Putnam New Opportunities Fund                                26          636,710             0.47  to      0.87          633,606
Putnam OTC & Emerging Growth Fund                            27          411,134             0.38  to      0.44          204,178
Putnam Global Equity Fund                                    28          338,386             0.58  to      0.98          353,447
VALIC Company I Large Cap Growth Fund                        30          451,370             0.86  to      0.91          479,302
American Century Ultra Fund                                  31          663,903             0.63  to      1.31          909,750
Templeton Foreign Fund                                       32          256,119             1.16  to      1.24          313,014
VALIC Company II International Growth II Fund                33           12,981             0.90  to      0.91           16,756
VALIC Company II Small Cap Growth Fund                       35           21,283             0.51  to      0.91           23,242
VALIC Company II Small Cap Value Fund                        36           29,222             1.21  to      1.23           39,413
VALIC Company II Mid Cap Growth Fund                         37           33,996             0.68  to      0.69           25,593


                                                                        FOR THE YEAR ENDED DECEMBER 31, 2002
                                                  ---------------------------------------------------------------------------------
                                                         INVESTMENT INCOME        EXPENSE RATIO TO                TOTAL RETURN
UNDERLYING FUND                                      RATIO TO AVG NET ASSETS *    AVG NET ASSETS **             LOWEST TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Company I Capital Conservation Fund                      4.61%                   1.00%                 7.85%
VALIC Company I Money Market I Fund                            1.24%                   1.00%                 0.24%
VALIC Company I Mid Cap Index Fund                             0.66%                   0.98%                (16.14)%  to  (15.41)%
VALIC Company I Asset Allocation Fund                          2.51%                   0.99%                (10.26)%  to   (9.90)%
VALIC Company I Money Market I Fund                            1.24%                   0.96%                 (0.22)%  to    0.64%
VALIC Company I Capital Conservation Fund                      4.57%                   0.99%                  7.85%   to    8.28%
VALIC Company I Government Securities Fund                     4.06%                   0.98%                 10.92%   to   11.36%
VALIC Company I Stock Index Fund                               1.14%                   1.00%                (23.21)%
VALIC Company I Stock Index Fund                               1.14%                   0.29%                (22.66)%
VALIC Company I Stock Index Fund                               1.15%                   0.98%                (23.56)%  to  (22.90)%
VALIC Company I Stock Index Fund                               1.15%                   1.01%                (23.21)%
VALIC Company I International Equities Fund                    0.33%                   0.99%                (19.60)%  to  (19.28)%
VALIC Company I Social Awareness Fund                          0.79%                   0.98%                (24.55)%  to  (23.90)%
VALIC Company I International Government Bond Fund             None                    0.98%                 16.22%   to   16.68%
VALIC Company I Small Cap Index Fund                           0.95%                   0.98%                (21.97)%  to  (21.29)%
VALIC Company I Core Equity Fund                               0.84%                   0.99%                (22.91)%  to  (22.60)%
VALIC Company I Growth & Income Fund                           0.68%                   0.99%                (22.66)%  to  (21.99)%
VALIC Company I Science & Technology Fund                      None                    0.98%                (41.08)%  to  (40.57)%
VALIC Company I Small Cap Fund                                 None                    0.96%                (24.15)%  to  (23.84)%
Templeton Global Asset Allocation Fund                         1.96%                   1.19%                 (5.36)%  to   (4.98)%
VALIC Company I International Growth I Fund                    0.98%                   0.97%                (19.10)%  to  (18.77)%
VALIC Company I Income & Growth Fund                           1.10%                   0.96%                (20.38)%  to  (20.06)%
Vanguard LT Corporate Fund                                     6.27%                   1.20%                 12.10%   to   12.55%
Vanguard LT Treasury Fund                                      5.22%                   1.22%                 15.51%   to   15.98%
Vanguard Windsor II Fund                                       2.22%                   1.21%                (17.90)%  to  (17.57)%
Vanguard Wellington Fund                                       3.28%                   1.20%                 (8.05)%  to   (7.69)%
Putnam New Opportunities Fund                                  None                    1.20%                (31.63)%  to  (31.04)%
Putnam OTC & Emerging Growth Fund                              None                    1.23%                (33.78)%  to  (33.20)%
Putnam Global Equity Fund                                      0.25%                   1.21%                (20.31)%  to  (19.59)%
VALIC Company I Large Cap Growth Fund                          0.04%                   0.95%                (28.84)%  to  (28.56)%
American Century Ultra Fund                                    0.26%                   1.19%                (24.26)%  to  (23.61)%
Templeton Foreign Fund                                         1.55%                   1.23%                 (9.55)%  to   (9.19)%
VALIC Company II International Growth II Fund                  0.39%                   0.56%                (18.02)%  to  (17.70)%
VALIC Company II Small Cap Growth Fund                         None                    0.68%                (33.76)%  to  (33.02)%
VALIC Company II Small Cap Value Fund                          1.06%                   0.82%                (13.13)%  to  (12.78)%
VALIC Company II Mid Cap Growth Fund                           None                    0.84%                (30.75)%  to  (30.48)%

* THIS REPRESENTS THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE DIVISION FROM THE UNDERLYING MUTUAL FUND.

** EXCLUDING THE EFFECT OF THE EXPENSES OF THE UNDERLYING FUND PORTFOLIOS AND
   CHANGES MADE DIRECTLY TO CONTRACT HOLDER ACCOUNTS THROUGH THE REDEMPTION OF UNITS.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE F -- FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   AT DECEMBER 31, 2002
                                                                   ----------------------------------------------------------------
                                                                         UNITS           UNIT VALUE              AVG NET ASSETS
UNDERLYING FUND                                           DIVISION       (000S)      LOWEST TO HIGHEST               (000S)
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Company II Mid Cap Value Fund                        38            50,596        1.62 to 1.65                83,545
VALIC Company II Capital Appreciation Fund                 39            21,008        0.53 to 0.70                18,424
VALIC Company II Large Cap Value Fund                      40            15,435        1.16 to 1.18                16,776
VALIC Company II Socially Responsible Fund                 41             6,483        0.90 to 0.91                10,856
VALIC Company II Money Market II Fund                      44            67,414        1.15 to 1.17                67,457
VALIC Company I Opportunities Fund                         45             2,641        0.38 to 0.39                 1,018
VALIC Company I Nasdaq-100(R) Index Fund                   46            85,840        0.29 to 0.30                22,196
Janus Adviser Worldwide Fund                               47            60,112        0.52 to 0.58                32,581
VALIC Company II Aggressive Growth Lifestyle Fund          48            15,605        0.70 to 1.02                21,130
VALIC Company II Moderate Growth Lifestyle Fund            49            26,169        0.82 to 1.17                35,475
VALIC Company II Conservative Growth Lifestyle Fund        50            11,160        0.90 to 1.25                19,502
Vanguard Lifestrategy Growth Fund                          52            56,500        0.95 to 0.96                51,638
Vanguard Lifestrategy Moderate Growth Fund                 53            66,576        1.02 to 1.04                63,609
Vanguard Lifestrategy Conservative Growth Fund             54            18,622        1.08 to 1.10                17,451
Evergreen Small Cap Value Fund                             55            81,612        1.16 to 1.18                85,039
Evergreen Growth & Income Fund                             56             5,506        0.73 to 0.74                 3,378
Evergreen Value Fund - Class A                             57            10,654        0.87 to 0.88                 8,754
VALIC Company II Core Bond Fund                            58            14,616        1.12 to 1.27                16,882
VALIC Company II Strategic Bond Fund                       59            15,765        1.09 to 1.30                22,407
VALIC Company II High Yield Bond Fund                      60            12,604        1.03 to 1.05                16,063
Janus Fund                                                 61            87,485        0.45 to 0.45                41,287
INVESCO Growth Fund                                        62            33,728        0.21 to 0.21                 8,146
Credit Suisse Small Cap Growth Fund                        63            26,068        0.53 to 0.54                11,501
MSIF Trust Mid Cap Growth Portfolio                        64            36,766        0.41 to 0.41                13,180
Evergreen Special Equity Fund                              65            11,175        0.58 to 0.59                 5,039
SIT Small Cap Growth Fund                                  66            74,745        0.45 to 0.45                26,090
SIT Mid Cap Growth Fund                                    67            17,124        0.36 to 0.37                 5,294
Ariel Fund                                                 68           134,358        1.18 to 1.19               117,091
Ariel Appreciation Fund                                    69           185,582        1.09 to 1.10               166,704
Lou Holland Growth Fund                                    70            15,709        0.68 to 0.68                 8,016
Dreyfus BASIC U.S. Mortgage Securities Fund                71            79,578        1.19 to 1.20                55,679
VALIC Company I Blue Chip Growth Fund                      72            26,917        0.59 to 0.60                15,834
VALIC Company I Health Sciences Fund                       73            81,475        0.65 to 0.66                50,292
VALIC Company I Value Fund                                 74             2,127        0.80 to 0.80                 9,874



                                                                        FOR THE YEAR ENDED DECEMBER 31, 2002
                                                  ---------------------------------------------------------------------------------
                                                         INVESTMENT INCOME        EXPENSE RATIO TO               TOTAL RETURN
UNDERLYING FUND                                      RATIO TO AVG NET ASSETS *    AVG NET ASSETS **           LOWEST TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Company II Mid Cap Value Fund                          0.24%                   0.88%                   (14.60)% to  (14.26)%
VALIC Company II Capital Appreciation Fund                   None                    0.64%                   (31.74)% to  (30.98)%
VALIC Company II Large Cap Value Fund                        1.08%                   0.77%                   (12.65)% to  (12.30)%
VALIC Company II Socially Responsible Fund                   0.82%                   0.44%                   (23.95)% to  (23.64)%
VALIC Company II Money Market II Fund                        1.24%                   0.91%                     0.51%  to    0.91%
VALIC Company I Opportunities Fund                           None                    0.98%                   (30.70)% to  (30.42)%
VALIC Company I Nasdaq-100(R) Index Fund                     None                    0.97%                   (38.87)% to  (38.63)%
Janus Adviser Worldwide Fund                                 0.39%                   1.22%                   (27.08)% to  (26.44)%
VALIC Company II Aggressive Growth Lifestyle Fund            0.70%                   0.67%                   (19.65)% to  (18.75)%
VALIC Company II Moderate Growth Lifestyle Fund              2.11%                   0.72%                   (11.71)% to  (10.73)%
VALIC Company II Conservative Growth Lifestyle Fund          1.30%                   0.62%                    (6.41)% to   (5.37)%
Vanguard Lifestrategy Growth Fund                            2.17%                   1.00%                   (16.88)% to  (16.55)%
Vanguard Lifestrategy Moderate Growth Fund                   3.06%                   0.97%                   (11.44)% to  (11.08)%
Vanguard Lifestrategy Conservative Growth Fund               3.85%                   1.08%                    (6.54)% to   (6.17)%
Evergreen Small Cap Equity Income Fund                       None                    1.21%                   (14.74)% to  (14.40)%
Evergreen Growth & Income Fund                               0.33%                   1.21%                   (17.80)% to  (17.47)%
Evergreen Value Fund - Class A                               0.63%                   1.22%                   (19.73)% to  (19.40)%
VALIC Company II Core Bond Fund                              5.11%                   0.61%                     7.30%  to    8.49%
VALIC Company II Strategic Bond Fund                         6.85%                   0.72%                     5.06%  to    6.23%
VALIC Company II High Yield Bond Fund                        9.96%                   0.67%                    (2.56)% to   (2.16)%
Janus Fund                                                   None                    1.21%                   (28.28)% to  (28.00)%
INVESCO Growth Fund                                          None                    1.22%                   (41.74)% to  (41.51)%
Credit Suisse Small Cap Growth Fund                          None                    1.22%                   (31.47)% to  (31.20)%
Morgan Stanley IFT Mid Cap Growth Portfolio                  None                    1.21%                   (31.70)% to  (31.42)%
Evergreen Special Equity Fund                                None                    1.21%                   (28.26)% to  (27.97)%
SIT Small Cap Growth Fund                                    None                    1.21%                   (26.96)% to  (26.66)%
SIT Mid Cap Growth Fund                                      None                    1.23%                   (35.29)% to  (35.03)%
Ariel Fund                                                   None                    1.21%                    (6.13)% to   (5.75)%
Ariel Appreciation Fund                                      None                    1.21%                   (11.25)% to  (10.90)%
Lou Holland Growth Fund                                      None                    1.21%                   (22.26)% to  (21.95)%
Dreyfus BASIC U.S. Mortgage Securities Fund                  4.16%                   1.22%                     7.79%  to    8.22%
VALIC Company I Blue Chip Growth Fund                        None                    0.97%                   (25.07)% to  (24.76)%
VALIC Company I Health Sciences Fund                         None                    0.97%                   (28.36)% to  (28.07)%
VALIC Company I Value Fund                                   0.56%                   0.09%                   (20.37)%     (20.05)%


* THIS REPRESENTS THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE DIVISION FROM THE UNDERLYING MUTUAL FUND.

** EXCLUDING THE EFFECT OF THE EXPENSES OF THE UNDERLYING FUND PORTFOLIOS AND
   CHANGES MADE DIRECTLY TO CONTRACT HOLDER ACCOUNTS THROUGH THE REDEMPTION OF UNITS.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)




NOTE F -- FINANCIAL HIGHLIGHTS (CONTINUED)

Following is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying mutual funds, total return and net investment income ratios as of and for the year ended December 31, 2001.

                                                                                   AT DECEMBER 31, 2001
                                                                    ---------------------------------------------------------------
                                                                      UNITS                UNIT VALUE           AVG NET ASSETS
UNDERLYING FUND                                          DIVISION     (000S)            LOWEST TO HIGHEST           (000S)
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Company I Capital Conservation Fund                   1              1,005    $     4.24                   $    3,697
VALIC Company I Money Market I Fund                         2              1,387          2.76                        3,836
VALIC Company I Mid Cap Index Fund                          4            157,447          6.48 to  6.98             964,626
VALIC Company I Asset Allocation Fund                       5             50,638          3.82 to  4.10             202,530
VALIC Company I Money Market I Fund                         6            252,996          1.95 to  2.07             496,457
VALIC Company I Capital Conservation Fund                   7             27,771          2.37 to  2.53              57,351
VALIC Company I Government Securities Fund                  8             47,059          2.40 to  2.56             103,048
VALIC Company I Stock Index Fund                          10A             16,451          20.94                     366,086
VALIC Company I Stock Index Fund                          10B                795          34.12                      29,227
VALIC Company I Stock Index Fund                          10C            837,844          4.44 to  4.70           3,877,954
VALIC Company I Stock Index Fund                          10D              4,448          7.88                       36,510
VALIC Company I International Equities Fund                11             79,743          1.18 to  1.24             106,660
VALIC Company I Social Awareness Fund                      12            132,243          3.44 to  3.61             470,161
VALIC Company I International Government Bond Fund         13             67,430          1.49 to  1.55             102,877
VALIC Company I Small Cap Index Fund                       14             98,908          2.44 to  2.53             224,691
VALIC Company I Core Equity Fund                           15            384,498          2.01 to  2.07             836,811
VALIC Company I Growth & Income Fund                       16            105,129          2.10 to  2.17             232,862
VALIC Company I Science & Technology Fund                  17            658,930          2.43 to  2.50           1,862,188
VALIC Company I Small Cap Fund                             18            333,551          2.09 to  2.18             679,183
Templeton Global Asset Allocation Fund                     19            135,238          1.82 to  1.91             261,516
VALIC Company I International Growth I Fund                20            315,524          1.44 to  1.49             515,807
VALIC Company I Income & Growth Fund                       21            177,169          1.39 to  1.48             247,537
Vanguard LT Corporate Fund                                 22             88,047          1.42 to  1.53              99,817
Vanguard LT Treasury Fund                                  23            162,139          1.46 to  1.55             219,206
Vanguard Windsor II Fund                                   24            502,582          1.72 to  1.84             820,815
Vanguard Wellington Fund                                   25            396,605          1.72 to  1.86             623,684
Putnam New Opportunities Fund                              26            653,563          1.20 to  1.25             842,766
Putnam OTC & Emerging Growth Fund                          27            405,868          0.62 to  0.66             277,972
Putnam Global Equity Fund                                  28            348,034          1.19 to  1.27             447,155
VALIC Company I Large Cap Growth Fund                      30            484,221          1.20 to  1.28             609,174
American Century Ultra Fund                                31            646,797          1.58 to  1.71           1,008,698
Templeton Foreign Fund                                     32            242,449          1.28 to  1.36             310,318
VALIC Company II International Growth II Fund              33              8,190          1.09 to  1.11              15,330
VALIC Company II Small Cap Growth Fund                     35             16,049          1.35 to  1.36              22,225
VALIC Company II Small Cap Value Fund                      36             15,708          1.39 to  1.41              19,951
VALIC Company II Mid Cap Growth Fund                       37             23,173          0.98 to  0.99              19,204



                                                                        FOR THE YEAR ENDED DECEMBER 31, 2001
                                                  ---------------------------------------------------------------------------------
                                                         INVESTMENT INCOME        EXPENSE RATIO TO               TOTAL RETURN
UNDERLYING FUND                                      RATIO TO AVG NET ASSETS *    AVG NET ASSETS **           LOWEST TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Company I Capital Conservation Fund                        6.92%                 1.24%                  6.70%
VALIC Company I Money Market I Fund                              4.30%                 1.17%                  2.65%
VALIC Company I Mid Cap Index Fund                               0.78%                 0.99%                 (1.93)%  to   (1.54)%
VALIC Company I Asset Allocation Fund                            2.89%                 1.00%                 (5.17)%  to   (4.79)%
VALIC Company I Money Market I Fund                              3.61%                 0.98%                  2.65%   to    3.06%
VALIC Company I Capital Conservation Fund                        5.59%                 0.98%                  6.70%   to    7.13%
VALIC Company I Government Securities Fund                       5.07%                 0.99%                  5.71%   to    6.14%
VALIC Company I Stock Index Fund                                 1.03%                 1.08%                (13.08)%
VALIC Company I Stock Index Fund                                 1.00%                 0.15%                (12.25)%
VALIC Company I Stock Index Fund                                 0.95%                 0.98%                (13.08)%  to  (12.73)%
VALIC Company I Stock Index Fund                                 1.02%                 1.07%                (13.08)%
VALIC Company I International Equities Fund                      2.19%                 1.00%                (22.75)%  to  (22.44)%
VALIC Company I Social Awareness Fund                            0.79%                 0.99%                (12.27)%  to  (11.91)%
VALIC Company I International Government Bond Fund                None                 0.99%                 (2.86)%  to   (2.47)%
VALIC Company I Small Cap Index Fund                             1.19%                 0.99%                  0.98%   to    1.39%
VALIC Company I Core Equity Fund                                 0.45%                 1.00%                (16.12)%  to  (15.78)%
VALIC Company I Growth & Income Fund                             0.68%                 1.00%                (10.98)%  to  (10.62)%
VALIC Company I Science & Technology Fund                         None                 1.00%                (41.77)%  to  (41.53)%
VALIC Company I Small Cap Fund                                    None                 0.97%                 (5.96)%  to   (5.58)%
Templeton Global Asset Allocation Fund                           1.44%                 1.20%                (10.85)%  to  (10.49)%
VALIC Company I International Growth I Fund                      0.65%                 0.98%                (26.77)%  to  (26.48)%
VALIC Company I Income & Growth Fund                             0.89%                 0.98%                 (9.28)%  to   (8.92)%
Vanguard LT Corporate Fund                                       6.52%                 0.95%                  8.53%   to    8.96%
Vanguard LT Treasury Fund                                        5.57%                 0.98%                  3.31%   to    3.73%
Vanguard Windsor II Fund                                         2.13%                 1.22%                 (4.61)%  to   (4.22)%
Vanguard Wellington Fund                                         3.40%                 1.22%                  2.88%   to    3.30%
Putnam New Opportunities Fund                                     None                 0.97%                (30.80)%  to  (30.51)%
Putnam OTC & Emerging Growth Fund                                 None                 0.99%                (46.66)%  to  (46.45)%
Putnam Global Equity Fund                                         None                 0.97%                (30.52)%  to  (30.24)%
VALIC Company I Large Cap Growth Fund                             None                 0.96%                (23.96)%  to  (23.65)%
American Century Ultra Fund                                       None                 1.00%                (15.48)%  to  (15.14)%
Templeton Foreign Fund                                           2.64%                 0.99%                 (8.84)%  to   (8.48)%
VALIC Company II International Growth II Fund                    0.16%                 0.37%                (19.56)%  to  (19.24)%
VALIC Company II Small Cap Growth Fund                            None                 0.42%                (24.38)%  to  (24.07)%
VALIC Company II Small Cap Value Fund                            1.03%                 0.56%                  6.30%   to    6.73%
VALIC Company II Mid Cap Growth Fund                             0.05%                 0.57%                (30.98)%  to  (30.70)%

* THIS REPRESENTS THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE DIVISION FROM THE UNDERLYING MUTUAL FUND.

** EXCLUDING THE EFFECT OF THE EXPENSES OF THE UNDERLYING FUND PORTFOLIOS AND
   CHANGES MADE DIRECTLY TO CONTRACT HOLDER ACCOUNTS THROUGH THE REDEMPTION OF UNITS.

                               SEPARATE ACCOUNT A
                                       OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE F -- FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   AT DECEMBER 31, 2001
                                                                    ---------------------------------------------------------------
                                                                      UNITS                UNIT VALUE           AVG NET ASSETS
UNDERLYING FUND                                          DIVISION     (000S)            LOWEST TO HIGHEST           (000S)
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Company II Mid Cap Value Fund                        38         34,207             1.90 to 1.92                50,959
VALIC Company II Capital Appreciation Fund                 39         19,682             1.00 to 1.01                21,284
VALIC Company II Large Cap Value Fund                      40          7,589             1.33 to 1.35                 9,016
VALIC Company II Socially Responsible Fund                 41          5,839             1.18 to 1.20                11,240
VALIC Company II Money Market II Fund                      44         52,531             1.14 to 1.16                49,041
VALIC Company I Opportunities Fund                         45          1,892             0.55 to 0.56                   682
VALIC Company I Nasdaq-100(R) Index Fund                   46         44,583             0.48 to 0.48                13,855
Janus Adviser Worldwide Fund                               47         45,583             0.71 to 0.72                20,593
VALIC Company II Aggressive Growth Lifestyle Fund          48         12,407             1.24 to 1.26                17,168
VALIC Company II Moderate Growth Lifestyle Fund            49         22,514             1.29 to 1.31                29,049
VALIC Company II Conservative Growth Lifestyle Fund        50         10,245             1.30 to 1.32                16,528
Vanguard Lifestrategy Growth Fund                          52         43,436             1.14 to 1.15                43,125
Vanguard Lifestrategy Moderate Growth Fund                 53         50,500             1.15 to 1.16                50,950
Vanguard Lifestrategy Conservative Growth Fund             54         12,900             1.16 to 1.17                11,807
Evergreen Small Cap Value Fund                             55         36,556             1.36 to 1.38                23,233
Evergreen Growth & Income Fund                             56          2,590             0.89 to 0.90                 1,184
Evergreen Value Fund - Class A                             57          7,367             1.08 to 1.09                 4,306
VALIC Company II Core Bond Fund                            58          6,649             1.15 to 1.17                 9,516
VALIC Company II Strategic Bond Fund                       59          9,672             1.20 to 1.22                11,522
VALIC Company II High Yield Bond Fund                      60          9,314             1.06 to 1.07                12,331
Janus Fund                                                 61         68,441             0.62 to 0.63                27,488
INVESCO Growth Fund                                        62         27,608             0.36 to 0.37                 8,001
Credit Suisse Small Cap Growth Fund                        63         11,881             0.77 to 0.78                 4,309
MSIF Trust Mid Cap Growth Portfolio                        64         19,803             0.60 to 0.60                 6,438
Evergreen Special Equity Fund                              65          3,690             0.81 to 0.82                 1,247
SIT Small Cap Growth Fund                                  66         28,349             0.61 to 0.62                 7,258
SIT Mid Cap Growth Fund                                    67          7,942             0.56 to 0.56                 1,938
Ariel Fund                                                 68         44,692             1.26 to 1.26                19,367
Ariel Appreciation Fund                                    69         74,530             1.22 to 1.23                32,929
Lou Holland Growth Fund                                    70          4,407             0.87 to 0.87                 1,650
Dreyfus BASIC U.S. Mortgage Securities Fund                71         21,655             1.10 to 1.11                10,986
VALIC Company I Blue Chip Growth Fund                      72         20,375             0.79 to 0.79                10,383
VALIC Company I Health Sciences Fund                       73         51,088             0.91 to 0.91                23,897
VALIC Company I Value Fund                                 74             --             1.00 to 1.00                10,000




                                                                        FOR THE YEAR ENDED DECEMBER 31, 2001
                                                  ---------------------------------------------------------------------------------
                                                         INVESTMENT INCOME        EXPENSE RATIO TO               TOTAL RETURN
UNDERLYING FUND                                      RATIO TO AVG NET ASSETS *    AVG NET ASSETS **           LOWEST TO HIGHEST
-----------------------------------------------------------------------------------------------------------------------------------
VALIC Company II Mid Cap Value Fund                         0.68%                       0.62%                 (2.57)%  to  (2.18)%
VALIC Company II Capital Appreciation Fund                   None                       0.40%                (22.05)%  to (21.73)%
VALIC Company II Large Cap Value Fund                       0.98%                       0.47%                 (2.55)%  to  (2.16%
VALIC Company II Socially Responsible Fund                  0.98%                       0.28%                (12.37)%  to (12.01)%
VALIC Company II Money Market II Fund                       3.41%                       0.66%                  2.92%   to   3.33%
VALIC Company I Opportunities Fund                           None                       1.03%                (31.17)%  to (30.89)%
VALIC Company I Nasdaq-100 (R) Index Fund                   0.12%                       0.98%                (33.16)%  to (32.88)%
Janus Adviser Worldwide Fund                                0.21%                       0.97%                (21.87)%  to (21.55)%
VALIC Company II Aggressive Growth Lifestyle Fund           1.32%                       0.43%                (13.13)%  to (12.77)%
VALIC Company II Moderate Growth Lifestyle Fund             3.01%                       0.46%                 (6.40)%  to  (6.02)%
VALIC Company II Conservative Growth Lifestyle Fund         5.97%                       0.43%                 (2.47)%  to  (2.08)%
Vanguard Lifestrategy Growth Fund                           2.25%                       0.98%                (10.00)%  to  (9.63)%
Vanguard Lifestrategy Moderate Growth Fund                  3.26%                       0.94%                 (5.62)%  to  (5.24)%
Vanguard Lifestrategy Conservative Growth Fund              4.34%                       1.04%                 (1.26)%  to  (0.86)%
Evergreen Small Cap Equity Income Fund                       None                       0.97%                 16.28%   to  16.75%
Evergreen Growth & Income Fund                               None                       1.01%                (15.68)%  to (15.34)%
Evergreen Value Fund - Class A                              0.72%                       0.98%                 (3.52)%  to  (3.13)%
VALIC Company II Core Bond Fund                             5.91%                       0.34%                  5.97%   to   6.40%
VALIC Company II Strategic Bond Fund                        7.69%                       0.43%                  9.72%   to  10.16%
VALIC Company II High Yield Bond Fund                       10.30%                      0.45%                  5.21%   to   5.64%
Janus Fund                                                   None                       0.97%                (26.85)%  to (26.55)%
INVESCO Growth Fund                                          None                       0.97%                (49.58)%  to (49.38)%
Credit Suisse Small Cap Growth Fund                          None                       0.97%                (13.94)%  to (13.60)%
MSIF Trust Mid Cap Growth Portfolio                          None                       0.96%                (30.49)%  to (30.20)%
Evergreen Special Equity Fund                                None                       0.96%                (10.12)%  to  (9.76)%
SIT Small Cap Growth Fund                                    None                       0.96%                (28.65)%  to (28.36)%
SIT Mid Cap Growth Fund                                      None                       0.98%                (34.06)%  to (33.79)%
Ariel Fund                                                  0.75%                       0.97%                 13.07%   to  13.53%
Ariel Appreciation Fund                                     0.43%                       0.97%                 15.07%   to  15.53%
Lou Holland Growth Fund                                      None                       0.97%                 (6.12)%  to  (5.74)%
Dreyfus BASIC U.S. Mortgage Securities Fund                 5.44%                       0.97%                  6.62%   to   7.05%
VALIC Company I Blue Chip Growth Fund                       0.13%                       0.97%                (15.12)%  to (14.78)%
VALIC Company I Health Sciences Fund                         None                       0.98%                 (9.10)%  to  (8.73)%
VALIC Company I Value Fund                                   None                       0.00%                  N/A

* THIS REPRESENTS THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE DIVISION FROM THE UNDERLYING MUTUAL FUND.

** EXCLUDING THE EFFECT OF THE EXPENSES OF THE UNDERLYING FUND PORTFOLIOS AND
   CHANGES MADE DIRECTLY TO CONTRACT HOLDER ACCOUNTS THROUGH THE REDEMPTION OF UNITS.

                               Portfolio Director
                              Portfolio Director 2
                             Portfolio Director Plus
                      Fixed and Variable Annuity Contracts
                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements:

The following financial statements are included in Part B of this Registration
Statement:

Audited consolidated financial statements of The Variable Annuity Life Insurance Company at December 31, 2002 and 2001, and for the years ended December 31, 2002, 2001 and 2000.

Audited financial statements of The Variable Annuity Life Insurance Company Separate Account A at December 31, 2002 and for the years ended December 31, 2002 and 2001.

(b)  Exhibits

     1.             Resolutions adopted by The Variable Annuity Life Insurance
                    Company Board of Directors at its Annual Meeting of April
                    18, 1979 establishing The Variable Annuity Life Insurance
                    Company Separate Account A.(1)
     1(b).          Restated Resolutions dated September 1, 2002, adopted by
                    unanimous written consent of Executive Committee of The
                    Variable Annuity Life Insurance Company Board of Directors.
                    Filed Herewith.
     2.             Not Applicable.
     3(a).          Underwriting Agreement between The Variable Annuity Life
                    Insurance Company, The Variable Annuity Life Insurance
                    Company Separate Account A and American General
                    Distributors, Inc.(2)
     4(a).          Specimen Individual Annuity Contract. (Form UIT-194).(1)
     4(b)(i).       Specimen Group Annuity Contract. (Form UITG-194).(1)
     4(b)(ii).      Specimen Individual Non-Qualified Annuity Contract. (Form
                    UITN-194).(1)
     4(b)(iii).     Specimen Certificate of Participation under Group Annuity
                    Contract (Form UITG-194P).(1)
     4(b)(iv).      Specimen Individual Retirement Account Annuity Contract.
                    (Form UIT-IRA-194).(1)
     4(b)(v).       Specimen Simplified Employee Pension Contract (Form
                    UIT-SEP-194).(1)
     4(b)(vi).      Specimen Endorsement to Group Annuity Contract or
                    Certificate of Participation under Group Annuity Contract.
                    (Form UITG-194-RSAC), effective upon issuance.(3)
     4(b)(vii).     Specimen SIMPLE Individual Retirement Annuity Contract (Form
                    UIT-SIMPLE-897).(4)
     4(b)(viii).    Specimen Portfolio Director Endorsement to Individual
                    Annuity Contract. (Form IPD-798).(4)
     4(b)(ix).      Specimen Portfolio Director Individual Retirement Annuity
                    (IRA) Endorsement to Individual Retirement Account Annuity
                    Contract. (Form IPDIRA-798).(4)
     4(b)(x).       Specimen Portfolio Director Non-Qualified Deferred Annuity
                    (NQDA) Endorsement to Individual Non-Qualified Annuity
                    Contract. (Form IPDN-798).(4)
     4(b)(xi).      Specimen Economic Growth and Tax Relief Reconciliation Act
                    ("EGTRRA") Retirement Plan Annuity Contract Endorsement.
                    (Form EGTR-302). Filed Herewith.
     4(b)(xii).     Specimen EGTRRA Individual Retirement Annuity Endorsement.
                    (Form EGTRIRA-802). Filed Herewith.
     4(b)(xiii).    Specimen EGTRRA Roth Individual Retirement Annuity
                    Endorsement. (Form ROTHEGTR-802). Filed Herewith.
     5(a)(i).       Specimen Application for Portfolio Director/Portfolio
                    Director 2/Portfolio Director Plus Fixed and Variable
                    Annuity for use with all plan types except Individual
                    Retirement Annuities (IRA), Simplified Employee Pension Plan
                    (SEP), and Non-Qualified Deferred Annuities (NQDA). Filed
                    Herewith.

     5(a)(ii).      Specimen Application for Portfolio Director/Portfolio
                    Director 2/Portfolio Director Plus Fixed and Variable
                    Annuity for use with Individual Retirement Annuities (IRA),
                    Simplified Employee Pension Plans (SEP), and Non-Qualified
                    Deferred Annuities (NQDA). Filed Herewith.
     5(b).          Specimen Group Master Application. Filed Herewith.
     6(a).          Copy of Amended and Restated Articles of Incorporation of
                    The Variable Annuity Life Insurance Company.(1)
     6(b).          Copy of Amendment Number One to Amended and Restated
                    Articles of Incorporation of The Variable Annuity Life
                    Insurance Company (as amended through April 28, 1989)
                    effective March 28, 1990(1)
     6(c).          Copy of Amended and Restated Bylaws of The Variable Annuity
                    Life Insurance Company as amended through July 18, 2001.
                    Filed Herewith.
     7.             Not Applicable.
     8(a).          (1) Participation Agreement between The Variable Annuity
                    Life Insurance Company and Templeton Variable Products
                    Series Fund.
                    (2) Form of Redacted Participation Agreement between
                    Franklin Templeton Variable Insurance Products Trust,
                    Franklin Templeton Distributors, Inc. and The Variable
                    Annuity Life Insurance Company dated May 1, 2000.(2)
                    (3) Master Shareholder Services Agreement between The
                    Variable Annuity Life Insurance Company and Franklin
                    Templeton Group of Funds.
                    (4) Form of Redacted Administrative Services Agreement
                    between The Variable Annuity Life Insurance Company and
                    Franklin Templeton Services, Inc.
     8(b).          (1) Participation Agreement between The Variable Annuity
                    Life Insurance Company and Dreyfus Variable Investment
                    Fund.(1)
                    (2) Agreement between The Variable Annuity Life Insurance
                    Company and The Dreyfus Corporation dated July 1, 1997.(5)
                    (3) Amendment No. 1 dated November 1, 1999 to Agreement
                    between The Dreyfus Corporation and The Variable Annuity
                    Life Insurance Company dated July 1, 1997.(2)
     8(c).          (1) Fund Participation Agreement between The Variable
                    Annuity Life Insurance Company and Putnam Mutual Funds
                    Corp.(6)
                    (2) Amendment No. 1 to Fund Participation Agreement between
                    The Variable Annuity Life Insurance Company and Putnam
                    Mutual Funds Corp., effective August 18, 1997.(3)
     8(d).          (1) Fund Participation Agreement between The Variable
                    Annuity Life Insurance Company and Twentieth Century
                    Investors Inc.(6)
                    (2) Amendment No. 1 to Fund Participation Agreement between
                    The Variable Annuity Life Insurance Company, American
                    Century Mutual Funds, Inc. and American Century Investment
                    Management, Inc., effective December 8, 1997.(3)
                    (3) Amendment No. 2 dated January 1, 2000 to Fund
                    Participation Agreement between The Variable Annuity Life
                    Insurance Company, American Century Mutual Funds, Inc. and
                    American Century Investment Management, Inc. dated April 30,
                    1996, as amended December 8, 1997.(2)
     8(e).          (1) Participation Agreement between The Variable Annuity
                    Life Insurance Company and Vanguard Group, Inc.(6)
                    (2) Amendment No. 1 to Participation Agreement between The
                    Variable Annuity Life Insurance Company and The Vanguard
                    Group, Inc., effective July 17, 1998.(7)
     8(f).          Agreement between The Variable Annuity Life Insurance
                    Company and T. Rowe Price Investment Services, Inc., entered into October 1, 1998.(4)
     8(g)(i).       Participation Agreement between The Variable Annuity Life
                    Insurance Company and Evergreen Equity Trust, dated January
                    4, 1999.(8)
     8(g)(ii).      Form of Amendment No. 1 to Participation Agreement between
                    The Variable Annuity Life Insurance Company and Evergreen
                    Equity Trust dated October 2, 2000.(9)
     8(g)(iii).     Form of Administrative Services Agreement between The
                    Variable Annuity Life Insurance Company and Evergreen
                    Investment Services, Inc. dated October 2, 2000.(9)
     8(h)(i).       Form of Participation Agreement between The Variable Annuity
                    Life Insurance Company, SIT Mutual Funds, Inc. and SIT
                    Investment Associates, Inc. dated November 1, 2000.(9)

     8(h)(ii).      Form of Administrative Services Agreement between The
                    Variable Annuity Life Insurance Company and SIT Investment
                    Associates, Inc. dated November 1, 2000. (Small Cap Growth
                    Fund)(9)
     8(h)(iii).     Form of Participation Agreement between The Variable Annuity
                    Life Insurance Company, SIT MidCap Growth Fund, Inc. and SIT
                    Investment Associates, Inc. dated November 1, 2000.(9)
     8(h)(iv).      Form of Administrative Services Agreement between The
                    Variable Annuity Life Insurance Company and SIT Investment
                    Associates, Inc. dated November 1, 2000. (Mid Cap Growth
                    Fund)(9)
     8(i)(i).       Form of Participation Agreement between The Variable Annuity
                    Life Insurance Company, Ariel Investment Trust and Ariel
                    Distributors, Inc. dated November 7, 2000.(9)
     8(i)(ii).      Form of Administrative Services Agreement between The
                    Variable Annuity Life Insurance Company and Ariel
                    Distributors, Inc.(9)
     8(j)(i).       Form of Services Agreement between The Variable Annuity Life
                    Insurance Company and Janus Service Corporation.(9)
     8(j)(ii).      Form of Participant Administrative Services Agreement
                    between The Variable Annuity Life Insurance Company and
                    Janus Service Corporation.(9)
     8(j)(iii).     Form of Distribution and Shareholder Services Agreement
                    between The Variable Annuity Life Insurance Company and
                    Janus Distributors, Inc.(9)
     8(k)(i).       Form of Participation Agreement between The Variable Annuity
                    Life Insurance Company, INVESCO Stock Funds, Inc. and
                    INVESCO Distributors, Inc.(9)
     8(l)(ii).      Form of Administrative Services Agreement between The
                    Variable Annuity Life Insurance Company and INVESCO Funds
                    Group, Inc.(9)
     8(o)(i).       Form of Participation Agreement between The Variable Annuity
                    Life Insurance Company, Warburg Pincus Small Company Growth
                    Funds (common shares), Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated
                    October 2, 2000.(9)
     8(m)(ii).      Form of Administrative Services Agreement Letter between The
                    Variable Annuity Life Insurance Company and Credit Suisse
                    Asset Management, LLC dated October 2, 2000.(9)
     8(n)(i).       Form of Participation Agreement between The Variable Annuity
                    Life Insurance Company, Lou Holland Fund and HCM
                    Investments, Inc. dated November 1, 2000.(9)
     8(n)(ii).      Form of Administrative Services Agreement between The
                    Variable Annuity Life Insurance Company and Holland Capital
                    Management, L.P. dated November 1, 2000.(9)
     8(o).          Form of Agency Agreement between The Variable Annuity Life
                    Insurance Company, MAS Funds, MAS Fund Distribution, Inc.
                    and Miller Anderson & Sherrerd, LLP dated November 1,
                    2000.(9)
     9.             Opinion and consent of counsel.(5)
     10.            Consent of Independent Auditors. Filed Herewith.
     11.            Not Applicable.
     12.            Not Applicable.
     13.            Calculation of standard and nonstandard performance
                    information.(3)
     14.            Not Applicable.
     15.            Supplemental Information Form which discloses Section
                    403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions.(1)

(1) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, accession number 0000950129-96-000265.

(2) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, accession number 0000950129-00-001969.

(3) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, accession number 0000950129-97-005374.

(4) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, accession number 0000950129-98-005074.

(5) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 1998, accession number 0000950129-98-001794.

(6) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996, accession number 0000950129-96-001391.

(7) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on September 1, 1998, accession number 0000950129-98-003727.

(8) Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 1999, accession number 0000950129-99-001733.

(9) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, accession number 0000950129-00-005232.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company as of February 11, 2003 are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019.

NAMES AND PRINCIPAL         POSITIONS AND OFFICES
BUSINESS ADDRESS            HELD WITH DEPOSITOR
----------------            -------------------

   Officer                     Title
   -------                     -----

   Jay Wintrob*                Director
   Robert P. Condon            Director, President and Chief Executive Officer
   M. Kathleen Adamson         Director and Executive Vice President - Operations Administration
   Mary L. Cavanaugh           Director, Executive Vice President, General Counsel & Secretary
   Randall W. Epright          Executive Vice President & Chief Information Officer
   N. Scott Gillis**           Director, Senior Vice President & Controller
   Michael J. Akers            Director, Senior Vice President & Chief Actuary
   Kathleen M. McCutcheon      Director and Senior Vice President - Human Resources
   Lillian Calliman            Senior Vice President - Information Technology
   Evelyn Curran               Senior Vice President - Product Development
   David H. den Boer           Senior Vice President & Chief Compliance Officer
   Joseph G. Girgenti          Senior Vice President - Sales Support
   Traci P. Langford           Senior Vice President - Institutional Marketing
   Richard Lindsay             Senior Vice President - Marketing
   Thomas G. Norwood           Senior Vice President - Broker/Dealer Operations
   Brenda Simmons              Senior Vice President - Client Contribution Services
   Richard L. Bailey           Vice President - Group Actuarial

   Mary C. Birmingham          Vice President - Group Plan Services
   James D. Bonsall            Vice President, Financial Systems (Resigning Position)
   Gregory Stephen Broer       Vice President - Actuarial
   Richard A. Combs            Vice President - Actuarial
   Neil J. Davidson            Vice President - Actuarial
   Terry B. Festervand         Vice President & Treasurer
   Daniel Fritz                Vice President - Actuarial
   Robyn Galerston             Vice President - Compliance
   Marc Gamsin                 Vice President
   Michael D. Gifford          Vice President - Case Development
   Glenn Harris                Vice President - Operations
   Joanne M. Jarvis            Vice President - Sales Planning & Reporting
   Joan M. Keller              Vice President - Client Service Processing
   Calvin King                 Vice President - North Houston CCC
   Gary J. Kleinman            Vice President
   Edward P. Millay            Vice President & Controller
   Jamie L. Ohl                Vice President - Account Management
   Greg Outcalt                Vice President
   Rembert R. Owen, Jr.        Vice President & Assistant Secretary
   V. Keith Roberts            Vice President - Broker Dealer Operations
   Linda C. Robinson           Vice President - Group Plan Administration
   Richard W. Scott            Vice President & Chief Investment Officer
   Paula K. Snyder             Vice President - Marketing Communications
   Cynthia S. Seeman           Vice President - Account Management
   Richard Turner              Vice President - Retirement Services Tax
   Dan Cricks                  Tax Officer
   Kurt Bernlohr               Assistant Secretary
   Tracey E. Harris            Assistant Secretary
   Russell J. Lessard          Assistant Secretary
   Connie E. Pritchett         Assistant Secretary
   Frederick J. Sdao           Assistant Secretary
   Katherine Stoner            Assistant Secretary

   *  1 SunAmerica Center, Los Angeles, California 90067-6022
   ** 21650 Oxnard Ave., Woodland Hills, California 91367

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Variable Annuity Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor of the Registrant, see below. The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-03-003570, filed March 31, 2003.

--------------------------------------------------------------------------------------------------------
                                                                                          % of Voting
                                                                                        Securities Owned
                                                                      Jurisdiction of   by its Immediate
Name of Corporation*                                                   Incorporation         Parent
--------------------------------------------------------------------------------------------------------
American General Corporation                                          Texas             100%
--------------------------------------------------------------------------------------------------------
   American General Bancassurance Services, Inc.                      Illinois          100%
--------------------------------------------------------------------------------------------------------
      USMRP, Ltd.                                                     Turks & Caicos    100%
--------------------------------------------------------------------------------------------------------
   AGC Life Insurance Company                                         Missouri          100%
--------------------------------------------------------------------------------------------------------
      AIG Life of Bermuda, Ltd.                                       Bermuda           100%
--------------------------------------------------------------------------------------------------------
      American General Life and Accident Insurance Company            Tennessee         100%
--------------------------------------------------------------------------------------------------------
      American General Life Insurance Company                         Texas             100%
--------------------------------------------------------------------------------------------------------
         American General Annuity Service Corporation                 Texas             100%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
         American General Enterprise Services, LLC                    Delaware          100%
--------------------------------------------------------------------------------------------------------
         American General Equity Services Corporation                 Delaware          100%
--------------------------------------------------------------------------------------------------------
         American General Life Companies, LLC                         Delaware          100%
--------------------------------------------------------------------------------------------------------
         American General Life Insurance Company of New York          New York          100%
--------------------------------------------------------------------------------------------------------
         The Variable Annuity Life Insurance Company                  Texas             100%
--------------------------------------------------------------------------------------------------------
            VALIC Retirement Services Company                         Texas             100%
--------------------------------------------------------------------------------------------------------
            VALIC Trust Company                                       Texas             100%
--------------------------------------------------------------------------------------------------------
   American General Property Insurance Company                        Tennessee         51.85%**
--------------------------------------------------------------------------------------------------------
      American General Property Insurance Company of Florida          Florida           100%
--------------------------------------------------------------------------------------------------------
   AIG Annuity Insurance Company                                      Texas             100%
--------------------------------------------------------------------------------------------------------
   North Central Life Insurance Company                               Minnesota         100%
--------------------------------------------------------------------------------------------------------
      North Central Caribbean Life, Ltd.                              Nevis             100%
--------------------------------------------------------------------------------------------------------
   The Old Line Life Insurance Company of America                     Wisconsin         100%
--------------------------------------------------------------------------------------------------------
   The United States Life Insurance Company in the City of New York   New York          100%
--------------------------------------------------------------------------------------------------------

*Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

**Also owned 48.15% by American General Life and Accident Insurance Company.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2003:

                                QUALIFIED            NON-QUALIFIED
                                CONTRACTS              CONTRACTS
                           --------------------   -------------------

                            GROUP    INDIVIDUAL    GROUP   INDIVIDUAL
                           -------   ----------   ------   ----------

Portfolio Director:        123,938     146,372    12,917       0
Portfolio Director 2:      410,725     320,127    46,737       1
Portfolio Director Plus:   249,883      61,471    30,142       0

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon
(i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Act, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) The following information is furnished with respect to each officer and director of AGDI. Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

                                  Position and Offices
                                    With Underwriter
Name and Principal                  American General
Business Address                   Distributors, Inc.
------------------   -----------------------------------------------

Robert P. Condon     Director, Chief Executive Officer and President

Mary L. Cavanaugh    Director and Assistant Secretary

David H. den Boer    Director, Senior Vice President and Secretary

Krien VerBerkmoes    Chief Compliance Officer

John Reiner          Chief Financial Officer and Treasurer

Robyn Galerston      Assistant Vice President-Sales Literature Review

Daniel R. Cricks     Tax Officer

James D. Bonsall     Assistant Treasurer

Kurt Bernlohr        Assistant Secretary

Tracey Harris        Assistant Secretary

Russell J. Lessard   Assistant Secretary

(c) AGDI is the principal underwriter for the Registrant. The licensed agents who sell the forms of Contract covered by this registration statement are compensated for such sales by commissions paid by the Depositor. These commissions do not result in any charge to the Registrant or to Contract Owners, Participants, Annuitants or Beneficiaries in addition to the charges described in the prospectuses for the Contract.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of:

     The Variable Annuity Life Insurance Company
     2929 Allen Parkway
     Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the Separate Account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the Contract Owners, to the following undertakings:

     1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

     3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

b. Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new Section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the Prospectus or the Statement of Additional Information for Contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 (the "Act") if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

     (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the Contract;

     (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contract;

     (3) Instruct sales representatives who solicit participants to purchase the Contract specifically to being the redemption restrictions imposed by
     Section 403(b)(11) to the attention of the potential participants;

     (4) Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

     (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

     (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this Contract to Program participants;

     (c) instruct salespeople who solicit Program participants to purchase this Contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

     (d) obtain from each Program participant who purchases this Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

     (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the Contracts issued in connection with the Florida ORP;

     (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of Contracts to Eligible Employees;

     (c) instruct salespeople who solicit Eligible Employees to purchase the Contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the Eligible Employees;

     (d) obtain from each Participant in the Florida ORP who purchases a Contract, prior to or at the time of such purchase, a signed statement acknowledging the Participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the Participant may elect to transfer his or her Contract values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April 2003.

                                      THE VARIABLE ANNUITY LIFE INSURANCE
                                      COMPANY SEPARATE ACCOUNT A
                                      (Registrant)


                               BY:    THE VARIABLE ANNUITY LIFE INSURANCE
                                      COMPANY
                                      (On behalf of the Registrant and itself)


                               BY:    /s/ Mary L. Cavanaugh
                                      ------------------------------------------
                                      Mary L. Cavanaugh
                                      Executive Vice President, General
                                      Counsel and Secretary

[SEAL]


ATTEST: /s/ Katherine Stoner
        -------------------------------
        Katherine Stoner
        Assistant Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                     Date
---------                             -----                     ----


/s/ Jay S. Wintrob                    Director                  April 30, 2003
-------------------------------
Jay S. Wintrob


/s/ Robert P. Condon                  Director and Chief        April 30, 2003
-------------------------------       Executive Officer
Robert P. Condon


/s/ M. Kathleen Adamson               Director                  April 30, 2003
-------------------------------
M. Kathleen Adamson


/s/ Michael J. Akers                  Director                  April 30, 2003
-------------------------------
Michael J. Akers


/s/ Mary L. Cavanaugh                 Director                  April 30, 2003
-------------------------------
Mary L. Cavanaugh


/s/ N. Scott Gillis                   Director                  April 30, 2003
-------------------------------
N. Scott Gillis


/s/ Kathleen M. McCutcheon            Director                  April 30, 2003
-------------------------------
Kathleen M. McCutcheon


/s/ Edward P. Millay                  Vice President and        April 30, 2003
-------------------------------       Controller
Edward P. Millay

                                INDEX TO EXHIBITS
                                       TO
                                    FORM N-4
                                       FOR
                               SEPARATE ACCOUNT A
                                       OF
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

EXHIBIT NO.
-----------

1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors.

4(b)(xi).     Specimen Economic Growth and Tax Relief Reconciliation Act
              ("EGTRRA") Retirement Plan Annuity Contract Endorsement. (Form
              EGTR-302).

4(b)(xii).    Specimen EGTRRA Individual Retirement Annuity Endorsement. (Form
              EGTRIRA-802).

4(b)(xiii).   Specimen EGTRRA Roth Individual Retirement Annuity Endorsement.
              (Form ROTHEGTR-802).

5(a)(i). Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director Plus Fixed and Variable Annuity for use with all plan types except Individual Retirement Annuities (IRA), Simplified Employee Pension Plan (SEP), and Non-Qualified Deferred Annuities (NQDA).

5(a)(ii).     Specimen Application for Portfolio Director/Portfolio Director
              2/Portfolio Director Plus Fixed and Variable Annuity for use with
              Individual Retirement Annuities (IRA), Simplified Employee Pension
              Plans (SEP), and Non-Qualified Deferred Annuities (NQDA).

5(b).         Specimen Group Master Application.

6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through July 18, 2001.

10.           Consent of Independent Auditors.